UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-23067

RiverNorth Specialty Finance Corporation

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and address of agent for service)

(312) 832-1440

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

Annual Report

RIVERNORTH SPECIALTY FINANCE CORPORATION

RSF

Investment Adviser: RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654 www.rivernorth.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.rivernorth.com/closed-end-funds/opp/rsf, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

RiverNorth Specialty Finance Corporation	Table of Contents

RiverNorth Specialty Finance Corporation	Shareholder Letter

Dear Fellow Shareholders,

The economy remains on fragile ground as a result of the damage inflected due to the coronavirus pandemic. The U.S. unemployment rate, which was near the lowest level since the 1960s in February 2020, soared to 14.7% just two months later, the highest level since the Great Depression. While a portion of the net job losses in April have reversed in the prior two months, the U.S. consumer remains stressed in the current environment.

While the economic outlook remains uncertain, we believe there are attractive opportunities to deploy capital across certain assets which may offer a compelling risk-adjusted return profile in the current environment. We recently announced a change to the Fund’s investment strategy, and have been reducing the portfolio’s allocation to unsecured consumer whole loans, which has continued post fiscal year-end. As a result, the Fund now has flexibility to invest in a broader range of credit-oriented assets, and we have been repositioning the strategy into a higher mix of tradeable securities which we believe offer a more favorable risk/reward profile. Notes issued by registered investment companies, for example, now comprise the largest allocation within the portfolio and have significant equity subordination for bondholders as required under the Investment Company Act of 1940, as amended (the “1940 Act”).

While we have been deploying capital in a measured fashion, when evaluating opportunities we are being selective and cautious given the continued level of uncertainty and weak economic backdrop. According to Bloomberg’s Contributor Composite, U.S. real gross domestic product (GDP) is expected to decline by 5.6% year over year during 2020, which would be the largest contraction since an 11.6% decline in 1946 (for reference, GDP declined 2.8% in 2009). Thus, we are largely focusing on downside mitigation and capital preservation while sourcing unique opportunities that we believe offer an attractive return profile.

In addition to notes issued by registered investment companies, we are also deploying capital across credit-oriented closed-end funds, including business development companies, which we believe offer compelling value at current levels. We are focusing on funds managed by what we view to be top-tier managers trading at a meaningful discount to book value and/or funds which we believe offer a potential near-term catalyst to drive the discount narrower, such as a corporate action event. We view the shift in the Fund’s investment strategy as a meaningful positive for shareholders, and look forward to providing further updates as we continue to deploy capital and rotate the portfolio.

We are pleased to provide you with the 2020 Annual Report for RiverNorth Specialty Finance Corporation.

Please visit www.rivernorth.com for additional information.

We thank you for your investment and trust in managing your assets.

Respectfully,

RiverNorth Capital Management, LLC

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation	Shareholder Letter

Definitions

Business Development Company – A business development company (BDC) is an organization that invests in small- and medium-sized companies as well as distressed companies. Set up similarly to closed-end investment funds, many BDCs are typically public companies whose shares trade on major stock exchanges, such as the American Stock Exchange (AMEX), Nasdaq, and others.

Closed-End Fund – A closed-end fund is a portfolio of pooled assets that raises a fixed amount of capital through an initial public offering (IPO) and then lists shares for trade on a stock exchange.

Corporate Action – A corporate action is any activity that brings material change to an organization and impacts its stakeholders, including shareholders, both common and preferred, as well as bondholders.

Great Depression – The Great Depression was a severe worldwide economic depression that took place mostly during the 1930s, beginning in the United States.

Investment Company Notes – Investment notes are non-equity securities. Notes typically obligate issuers to repay the creditor the principal loan, in addition to any interest payments, at a predetermined date.

Risk-Adjusted Return – A risk-adjusted return is a calculation of the profit or potential profit from an investment that takes into account the degree of risk that must be accepted in order to achieve it.

Annual Report | June 30, 2020	3

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

What is the Fund’s investment strategy?

The investment objective of the RiverNorth Specialty Finance Corporation (“the Fund”) is to seek a high level of current income. The Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Fund’s adviser, RiverNorth Capital Management, LLC, believes offer attractive opportunities for income. The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange traded funds and registered closed-end funds.

How did RiverNorth Specialty Finance Corporation perform relative to its benchmark during the reporting period?

From July 1, 2019 through June 30, 2020, the Fund delivered a net of fees return (based on net asset value) to investors of -8.43%. The Bloomberg Barclays Capital U.S. Aggregate Bond Index (Agg) posted a return of 8.74%.

Performance for the Period Ended June 30, 2020

	Calendar Year-to-Date	1 Year	Since Inception*

RiverNorth Specialty Finance Corporation - NAV	-8.32%	-8.43%	-0.02%

RiverNorth Specialty Finance Corporation - Market Price	-12.91%	-16.84%	-3.81%^

Bloomberg Barclays Capital U.S. Aggregate Bond Index	6.14%	8.74%	4.04%

*	Annualized. RSF inception date: September 22, 2016.

^

The Fund began trading on the New York Stock Exchange on June 12, 2019 under the ticker symbol RSF. Formerly the Fund was known as RMPLX and was purchased directly. Market price returns are a blend of the NAV return until June 11th, 2019 combined with the market price return thereafter.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. Other fees and expenses are applicable to an investment in this fund.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

What contributing factors were responsible for the Fund’s relative performance during that period?

Over the previous year, investment grade bond prices have generally rallied while credit-oriented assets have experienced spread widening given the economic fallout and uncertainty as a result of the coronavirus pandemic and related lockdowns. Given that the Agg consists solely of domestic investment grade fixed income securities, which have benefited from both Treasury yields falling (i.e. 10 year Treasury note yield was 0.66% as of June 30, 2020 compared to 2.01% a year ago) and Federal Reserve (the “Fed”) support in the secondary market, the Agg generated a significantly more favorable return profile over the past year versus the Fund, which predominately holds higher yielding assets with higher credit risk. While we meaningfully reduced the Fund’s exposure to unsecured consumer loans during the year (which we believe present the highest level of risk in our portfolio), a combination of spread widening and higher expected losses across certain segments within the portfolio resulted in a negative return for the Fund’s investors during the year.

How was RiverNorth Specialty Finance Corporation positioned at the end of June 2020?

In March, we announced a change to the Fund’s investment strategy, effective as of May 22, 2020, to provide more flexibility to invest in a broad range of credit-oriented products outside of marketplace lending assets. Over the previous year, we had also elected to reduce the Fund’s exposure to unsecured consumer loans. As a result, the Fund’s portfolio mix at June 30, 2020 is significantly different compared to a year ago. As of June 30, 2020, the Fund was comprised of 21% business development company notes (notes issued by business development companies, 0% a year ago), 17% small business whole loans (9% a year ago), 17% consumer whole loans (77% a year ago), 12% marketplace lending senior asset-backed securities (ABS) notes (0% a year ago), 6% marketplace lending residual ABS securities (6% a year ago), 5% publicly-traded business development company common stock (0% a year ago), and 22% money market investments (8% a year ago).

RSF Portfolio Allocation (%)

6/30/2020	6/30/2019

Allocations are subject to change.

Source: RiverNorth

As highlighted above, our largest allocation is currently BDC notes. We find the risk-adjusted return profile of these securities to be compelling given the significant amount of required subordination (equity beneath the bonds) mandated by the Investment Company Act of 1940. For these

Annual Report | June 30, 2020	5

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

securities, the underlying issuers must maintain an asset coverage ratio of at least 150%, or at least $1 of equity for every $2 of debt, providing a significant amount of cushion for bondholders. As noted above, the Fund’s unsecured consumer whole loan portfolio shrank meaningfully during the year as a result of both asset sales and natural amortization (all loans are fully amortizing). The credit profile of this portfolio has also increased meaningfully – the weighted average FICO score of the Fund’s underlying consumer borrower was 742 as of June 30, 2020 compared to 716 a year ago. The year over year increase regarding the Fund’s cash position is largely the result of the decision to shrink the consumer portfolio and have capital to redeploy into other assets following the announced change to the Fund’s investment strategy.

Looking back, from our perspective we were fortunate to have entered the March/April timeframe with a meaningfully lower exposure to unsecured consumer loans with a higher than average cash balance. In the latter part of the year, we re-deployed some cash into assets we believe offer a more favorable risk/return profile with more downside mitigation, such as investment company notes as described above, and that has continued post fiscal year-end.

Fund Overview and Outlook:

The economy remains on fragile ground as a result of the disruption inflicted as a result of the coronavirus pandemic. The U.S. unemployment rate, which was near the lowest level since the 1960s in February 2020, soared to 14.7% just two months later, the highest level since the Great Depression. While a portion of the net job losses in April have reversed in the following two months, the U.S. consumer remains stressed in the current environment.

Civilian Unemployment Rate: 1/2009 – 6/2020

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

Change in Employment: 1/2009 – 6/2020

Source: Bloomberg, Bureau of Economic Analysis, Federal Reserve Bank of Atlanta

Despite uncertainty regarding the economic outlook going forward, we believe there are attractive opportunities across certain assets which we believe offer an attractive risk/return profile. For example, we have continued to increase the Fund’s allocation to bonds issued by registered investment companies. As of June 30, 2020, the weighted average yield across these securities held within the Fund was 7.3% with a weighted average duration of 3 years across 20 securities.

We are also evaluating credit-oriented closed-end funds, including business development companies, which we believe offer compelling value at current levels. We are focusing on funds managed by what we view to be top-tier managers trading at a meaningful discount to book value and/or funds which we believe offer a potential near-term catalyst to drive the discount narrower, such as a corporate action event.

When evaluating potential near-term opportunities to deploy capital, we are being very selective given the continued level of uncertainly and weak economic environment, as noted above. According to Bloomberg’s Contributor Composite, U.S. real Gross Domestic Product (GDP) is expected to decline by 5.6% year over year during 2020, which would be the largest contraction since an 11.6% decline in 1946 (for reference, GDP declined 2.8% in 2009). Thus, we are largely focusing on downside mitigation and capital preservation while sourcing unique opportunities that we believe offer an attractive return profile.

Annual Report | June 30, 2020	7

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

Real GDP Growth Year/Year: 1/2010 – 6/2020

* 2020 GDP Estimate from Bloomberg

Source: Bloomberg, Bureau of Economic Analysis, Federal Reserve Bank of Atlanta

Definitions

Asset-Backed Securities (ABS) – are investment securities—a bond or note—which is collateralized by a pool of assets, such as loans, leases, credit card debt, royalties, or receivables.

Bloomberg Barclays U.S. Aggregate Bond Index – an unmanaged index of investment-grade fixed rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

Business Development Company – A business development company (BDC) is an organization that invests in small- and medium-sized companies as well as distressed companies. Set up similarly to closed-end investment funds, many BDCs are typically public companies whose shares trade on major stock exchanges, such as the American Stock Exchange (AMEX), NASDAQ, and others.

Duration – a measure of the sensitivity of the price of a fixed income investment to a change in interest rates. Duration is expressed as a number of years.

FICO – a type of credit score created by the Fair Isaac Corporation. Lenders use borrowers’ FICO scores along with other details on borrowers’ credit reports to assess and determine whether to extend credit. Small business loans do not have FICO scores. Weighted average FICO is calculated by weighting the FICO score of each loan by its outstanding balance. The measure gives investors an idea of how creditworthy the Fund’s underlying loans are overall. The lower the weighted average FICO score, the less creditworthy, and riskier the portfolio.

Investment Company Notes – Investment notes are non-equity securities. Notes typically obligate issuers to repay the creditor the principal loan, in addition to any interest payments, at a predetermined date.

Marketplace Lending Asset-Backed Debt Securities – A debt tranche within an asset-backed security offering with marketplace lending assets as the underlying collateral in the loan pool.

Marketplace Lending Asset-Backed Residual Securities – The most junior (equity) tranche within an asset-backed security offering with marketplace lending assets as the underlying collateral in the pool.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation	Portfolio Update
June 30, 2020 (Unaudited)

Risk-Adjusted Return – A risk-adjusted return is a calculation of the profit or potential profit from an investment that takes into account the degree of risk that must be accepted in order to achieve it.

Weighted Average Duration – Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price.

Weighted Average Yield – The total yield on a bond portfolio divided by the number of bonds contained in it, weighted for the size of each bond so that the yield of large holdings does not drown out the calculation of yields on small holdings.

Yield – the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

See the prospectus for a more detailed description of Fund risks. Investing involves risk. Principal loss is possible. The Fund is classified as non-diversified, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated, the loan may be unsecured or under-collateralized, and/ or it may be impracticable to commence a legal proceeding against the defaulting borrower. The Alternative Credit Instruments in which the Fund may invest will not typically be guaranteed or insured by any third-party and will not typically be backed by any governmental authority. Prospective borrowers supply a variety of information regarding the purpose of the loan, income, occupation and employment status (as applicable) to the lending platforms. As a general matter, platforms do not verify the majority of this information, which may be incomplete, inaccurate, false or misleading. Prospective borrowers may misrepresent any of the information they provide to the platforms, including their intentions for the use of the loan proceeds. Alternative Credit Instruments are generally not rated by the nationally recognized statistical rating organizations (“NRSROs”). Such unrated instruments may be comparable in quality to securities falling into any of the ratings categories used by such NRSROs. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. The Alternative Credit Instruments in which the Fund may invest may have varying degrees of credit risk and the Fund will not be restricted by any borrower credit criteria or credit risk limitation. There can be no assurance that payments due on underlying loans, including Alternative Credit, will be made. At any given time, the Fund’s portfolio may be substantially illiquid and subject to increased credit and default risk. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment. The Fund’s fees and expenses may be considered high and, as a result, such fees and expenses may offset the Fund’s profits. A portion of the investments executed for the Fund may take place in foreign markets. As a result of the foregoing and other risks described in the Prospectus, an investment in the Fund is considered to be highly speculative. The default history for certain Alternative Credit Instruments is limited and future defaults may be higher than historical defaults.

This material is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. These materials are not advice, a recommendation or an offer to enter into any transaction with the Fund or any of its affiliates. There is no guarantee that any of the goals, targets or objectives described in these materials will be achieved.

Annual Report | June 30, 2020	9

RiverNorth Specialty Finance Corporation
Summary Schedule of Investments	June 30, 2020

	Original Acquisition Date	Principal/ Shares Amount	Cost	Market Value
WHOLE LOANS - 47.13%(a)

Consumer Loans - 23.50%

SoFi - 23.50%
36-Month, 8.82%, 2/1/2019 - 6/5/2021(b)		$452,942	$452,424	$386,064
48-Month, 9.23%, 2/9/2022 - 10/1/2022(b)		616,375	614,776	620,979
60-Month, 9.71%, 12/1/2020 - 7/15/2024(b)		8,558,941	8,553,567	8,341,414
72-Month, 10.34%, 2/8/2024 - 7/20/2024(b)		589,059	587,529	588,983
84-Month
625973, 11.62%, 07/17/2025	6/28/2018	79,263	79,057	80,905
560557, 9.99%, 05/18/2025	6/28/2018	77,009	76,809	78,504
590790, 9.99%, 04/05/2025	6/28/2018	76,091	75,893	77,388
589847, 7.7%, 04/05/2025	6/28/2018	74,526	74,332	75,568
578506, 8.2%, 03/13/2025	6/28/2018	73,695	73,503	74,855
607560, 8.07%, 04/24/2025	6/28/2018	72,671	72,482	74,137
410452, 9.99%, 11/01/2024	9/15/2017	70,772	70,772	72,158
Remaining 84-Month, 10.99%, 11/1/2022 - 9/21/2025(b)		13,404,745	13,398,821	13,205,617

Total 84-Month			13,921,669	13,739,132

Total Consumer Loans			24,129,965	23,676,572

Small Business Loans - 23.63%

Square - 23.63%(c)
18-Month, 6.99%, 4/4/2018 - 9/25/2021(b)(c)		30,746,557	30,144,543	23,809,861

Total Small Business Loans			30,144,543	23,809,861

TOTAL WHOLE LOANS			54,274,508	47,486,433

ASSET-BACKED SECURITIES - 26.31%(a)

MarketPlace Lending Residual Securities - 8.95%(d)
PMIT 2017-2A CERT 09/15/2023, 0.00%		5,500,098	3,609,826	1,211,287
PMIT 2017-3A CERT 11/15/2023, 0.00%		5,500,000	2,864,419	1,260,820
PMIT 2018-2A CERT 10/15/2024, 5.00%		7,700,000	3,439,710	1,630,552
PMIT 2019-1A CERT 04/15/2025, 13.00%		22,190	1,773,200	1,744,924
PMIT 2019-4A CERT 04/15/2025, 12.00%		25,220	3,548,853	3,166,603

Total MarketPlace Lending Residual Securities			15,236,008	9,014,186

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Summary Schedule of Investments	June 30, 2020

	Principal/ Shares Amount	Cost	Market Value
MarketPlace Lending Senior Notes - 17.36%
FREEDOM FINANCIAL SERIES 2020-FP1, 2.52%, 03/18/2027	$1,934,309	$1,934,198	$1,931,603
LENDINGPOINT ASSET SECURITIZATION 2019-1, 3.154%, 08/15/2025	598,287	599,823	597,122
MARLETTE FUNDING TRUST 2018-3A, 3.20%, 09/15/2028	6,992	7,005	6,988
MARLETTE FUNDING TRUST 2018-4A, 3.71%, 12/15/2028	2,132,975	2,150,247	2,153,848
MARLETTE FUNDING TRUST 2020-1A, 2.24%, 03/15/2030	1,113,243	1,113,189	1,117,954
MARLETTE FUNDING TRUST 2019-3A, 2.69%, 09/17/2029	108,843	109,183	109,552
MARLETTE FUNDING TRUST 2019-1A, 3.44%, 04/16/2029	111,784	112,599	112,869
MARLETTE FUNDING TRUST 2019-4A, 2.39%, 12/15/2029	68,018	68,055	68,319
PROSPER MARKETPLACE ISSUANCE TRUST 2019-3A, 3.19%, 09/15/2025	1,839,173	1,852,872	1,846,744
PROSPER MARKETPLACE ISSUANCE TRUST 2019-4A, 2.48%, 02/16/2026	95,624	95,891	95,723
SOFI CONSUMER LOAN PROGRAM 2016-1 A, 3.26%, 08/25/2025	459,905	462,807	463,190
SOFI CONSUMER LOAN PROGRAM 2018-2 A2, 3.35%, 04/26/2027	326,363	328,026	329,049
SOFI CONSUMER LOAN PROGRAM 2019-4 A, 2.45%, 08/25/2028	1,627,522	1,640,068	1,646,141
SOFI CONSUMER LOAN PROGRAM 2018-4 A, 3.54%, 11/26/2027	122,461	123,409	123,853
SOFI CONSUMER LOAN PROGRAM 2020-1 A, 2.02%, 01/25/2029	1,187,492	1,187,456	1,200,620
UPSTART SECURITIZATION TRUST 2020-1 A, 2.32%, 04/22/2030	5,680,623	5,680,617	5,691,980

Total MarketPlace Lending Senior Notes		17,465,445	17,495,555

TOTAL ASSET-BACKED SECURITIES		32,701,453	26,509,741

BUSINESS DEVELOPMENT COMPANIES NOTES - 29.66%
APOLLO INVT CORP, 5.25%, 03/03/2025	4,311,929	4,273,748	3,995,690
BAIN CAPITAL SPECIALTY FIN INC, 8.50%, 06/10/2023	2,000,000	1,980,952	1,991,000
BLACKROCK CAP INVT CORP, 5.00%, 06/15/2022	1,498,000	1,361,860	1,321,461
BLACKROCK TCP CAPITAL CORP, 4.625%, 03/01/2022	2,954,000	2,870,501	2,894,989
BUSINESS DEVELOPMENT CORP, 4.85%, 12/15/2024	2,200,000	2,215,199	1,950,069
FS KKR CAPITAL CORP, 4.750%, 05/15/2022	2,500,000	2,398,503	2,480,581

Annual Report | June 30, 2020	11

RiverNorth Specialty Finance Corporation
Summary Schedule of Investments	June 30, 2020

	Principal/ Shares Amount	Cost	Market Value
FS KKR CAPITAL CORP, 4.125%, 02/01/2025	$2,800,000	$2,777,964	$2,705,868
FS KKR CAPITAL CORP II SR GLBL, 4.250%, 02/14/2025	1,406,000	1,251,485	1,257,280
HERCULES CAPITAL INC, 4.375%, 02/01/2022	1,000,000	977,193	976,759
HERCULES CAPITAL INC, 5.25%, 04/30/2025	18,313	473,432	456,909
KCAP FINL INC, 6.125%, 09/30/2022	112,451	2,660,571	2,710,069
MONROE CAP CORP, 5.75%, 10/31/2023	9,936	253,677	226,143
NEW MTN FIN CORP, 5.750%, 08/15/2023	4,370,661	4,120,225	4,113,885
NEW MTN FIN CORP, 5.750%, 10/01/2023	5,598	131,005	134,352
OXFORD SQUARE CAP CORP, 6.5%, 03/30/2024	69,961	1,593,568	1,659,475
OXFORD SQUARE CAP CORP, 6.25%, 04/30/2026	601	15,536	13,910
PENNANTPARK INVT CORP, 5.50%, 10/15/2024	4,599	117,905	103,478
THL CREDIT INC, 6.750%, 12/30/2022	24,272	581,517	593,208
THL CREDIT INC, 6.125%, 10/30/2023	6,394	161,324	151,282
WHITEHORSE FIN INC, 6.50%, 11/30/2025	5,802	151,852	140,118

TOTAL BUSINESS DEVELOPMENT COMPANIES NOTES		30,368,017	29,876,526

BUSINESS DEVELOPMENT COMPANIES COMMON STOCK - 6.71%
GOLUB CAPITAL BDC, INC.	108,640	1,252,631	1,265,656
BAIN CAPITAL SPECIALTY FINANCE, INC.	124,146	1,359,051	1,375,538
OAKTREE SPECIALTY LENDING CORPORATION	922,324	4,183,625	4,122,788

TOTAL BUSINESS DEVELOPMENT COMPANIES		6,795,307	6,763,982

SHORT-TERM INVESTMENTS - 31.52%

Money Market Fund

Fidelity Institutional Government Portfolio	31,751,238	31,751,238	31,751,238

(7 Day Yield 0.06%)

TOTAL SHORT-TERM INVESTMENTS		31,751,238	31,751,238

TOTAL INVESTMENTS - 141.33%		155,890,523	142,387,920

LIABILITIES IN EXCESS OF OTHER ASSETS - (41.33%)			41,638,835

TOTAL NET ASSETS - 100.00%			$100,749,085

The Summary Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at June 30, 2020. For individual investments disclosed, the description includes the unique loan identification number.

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by the Adviser pursuant to policies approved by the Board of Directors.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Summary Schedule of Investments	June 30, 2020

(b)

Contains past-due loan. A loan is deemed past-due at June 30, 2020, if the loan borrower has not made its required payment as of the most recent due date. Refer to the Past-Due Loans Table for a summary of past-due loans as of June 30, 2020.

(c)

Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.

(d)	Security is the unrated subordinated (residual) class of asset-backed securities with an estimated yield based on projected future cash flows.

Past-Due Loans Table
Fair Value
Whole Loans - 6.01%(*)
Consumer Loans - 0.26%(*)
SoFi - 0.26%(*)
36-Month	$8,497
60-Month	58,160
72-Month	26,199
84-Month	171,853

Total SoFi	264,709

Total Consumer Loans	264,709

Small Business Loans - 5.75%(*)
Square - 5.75%(*)
18-Month	5,796,314

Total Square	5,796,314

Total Small Business Loans	5,796,314

Total Whole Loans	$6,061,023

(*)	Calculated as a percentage of net assets.

Annual Report | June 30, 2020	13

RiverNorth Specialty Finance Corporation
Statement of Assets and Liabilities	June 30, 2020

ASSETS:
Investments:
At cost	$155,890,523

At value	$142,387,920
Interest income receivable	653,985
Dividend receivable	44,221
Receivable for principal repayments	277,417
Prepaid expenses and other assets	42,113
Total Assets	143,405,656

LIABILITIES:
Payable for fund investments purchased	1,300,354
Series A Term Preferred Stock, net of unamortized deferred offering costs (Liquidation Preference $41,400,000)	40,448,072
Dividend payable - redeemable preferred stock	308,210
Payable for professional fees	268,227
Accrued loan service fees	90,005
Payable to Investment Adviser, net of waiver	100,626
Payable for custodian fees	17,281
Payable for administration and fund accounting fees	52,571
Other accrued expenses	71,225
Total Liabilities	42,656,571
Net Assets	$100,749,085

NET ASSETS CONSIST OF:
Paid-in capital	133,484,901
Distributable earnings (loss)	(32,735,816)
Net Assets	$100,749,085

PRICING OF SHARES:
Shares of beneficial interest outstanding (40,000,000 shares authorized, $0.0001 par value)	5,774,642
Net Asset Value Per Share	$17.45

See Notes to Financial Statements.

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RiverNorth Specialty Finance Corporation
Statement of Operations	For the year ended June 30, 2020

INVESTMENT INCOME:

Interest income	$18,101,713

Dividend income	192,195

Total Investment Income	18,293,908

OPERATING EXPENSES:

Investment Adviser fee	2,125,688

Loan service fees	2,003,668

Valuation expenses	391,679

Professional fees	360,083

Accounting and administration fee	227,590

Printing expenses	127,772

Registration expenses	111,103

Transfer agency expenses	115,987

Director expenses	115,143

Custodian expenses	92,242

Compliance expenses	33,067

Other expenses	65,377

Total operating expenses	5,769,399

LEVERAGE EXPENSES:

Dividends to redeemable preferred stock	2,438,998

Interest expense on credit facility	107,044

Amortization of preferred stock and credit facility issuance costs	339,642

Total leverage expenses	2,885,684

Total expenses before expense reimbursement waiver	8,655,083
Expenses reimbursed by Investment Adviser	(466,167)

Net Expenses	8,188,916

Net Investment Income	10,104,992

REALIZED AND UNREALIZED GAIN/(LOSS):

Net realized loss on investments	(28,260,807)
Net change in unrealized appreciation (depreciation) on investments	7,411,487
Net realized and unrealized loss on investments	$ (20,849,320)
Net Decrease in Net Assets Resulting from Operations	$ (10,744,328)

See Notes to Financial Statements.

Annual Report | June 30, 2020	15

RiverNorth Specialty Finance Corporation
Statements of Changes in Net Assets

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income	$10,104,992	$25,801,499

Net realized loss on investments	(28,260,807)	(21,983,911)

Net change in unrealized appreciation (depreciation) on investments	7,411,487	(2,594,540)

Net increase (decrease) in net assets resulting from operations	(10,744,328)	1,223,048

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from distributable earnings	—	(11,701,341)

From tax return of capital	(15,579,982)	(7,396,057)

Net decrease in net assets from distributions to shareholders	(15,579,982)	(19,097,398)

CAPITAL SHARE TRANSACTIONS:

Proceeds from issuance of common shares	—	45,902,427

Reinvestment of distributions	—	5,899,471

Shares redeemed	(51,212,572)	(115,961,875)

Net decrease in net assets from capital stock transactions	(51,212,572)	(64,159,977)

Net Decrease in Net Assets	(77,536,882)	(82,034,327)

NET ASSETS:

Beginning of year	178,285,967	260,320,294

End of year	$100,749,085	$178,285,967

See Notes to Financial Statements.

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RiverNorth Specialty Finance Corporation
Statement of Cash Flows	For the year ended June 30, 2020

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:

Net decrease in net assets resulting from operations	$(10,744,328)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:

Purchases of long term investments	(137,651,678)

Sales of long term investments	85,767,653

Proceeds from principal paydowns and return of capital	119,268,146

Net purchases of short-term investments	(13,561,216)

Amortization of preferred share deferred costs	220,186

Net amortization of premiums/discounts	271

Net realized loss on investments	28,260,807

Net change in unrealized appreciation on investments	(7,411,487)

(Increase) decrease in:

Interest and other income receivable	1,079,579

Dividend receivable	(44,221)

Prepaid expenses and other assets	119,449

Receivable for principal paydowns	537,875

Increase (decrease) in:

Payable for Fund investments purchased	1,300,354

Payable to Investment Adviser	(120,343)

Dividend payable for preferred stock	6,666

Accrued loan services fees	(159,950)

Other accrued expenses	385

Administration, fund accounting and custodian fees payable	(60,624)

Payable for professional fees	(14,970)
Net cash provided by operating activities	66,792,554

CASH FLOWS USED IN FINANCING ACTIVITIES:

Advances from credit facility	8,500,000

Repayments on credit facility	(8,500,000)

Shares redeemed	(51,212,572)

Cash dividends paid to common stockholders	(15,579,982)
Net cash used in financing activities	(66,792,554)

NET CHANGE IN CASH:	—

Cash at beginning of year	—
Cash at end of year	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION

Cash paid for leverage expense	$2,552,502

See Notes to Financial Statements.

Annual Report | June 30, 2020	17

RiverNorth Specialty Finance Corporation
Financial Highlights

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018		Period from September 22, 2016(a) through June 30, 2017
Net asset value - beginning of period	$21.45	$23.29	$25.15		$25.00
Income from investment operations:
Net investment income(b)	1.56	2.69	3.12		2.32
Net unrealized loss on investments	(3.22)	(2.54)	(2.46)		(0.93)
Total income (loss) from investment operations	(1.66)	0.15	0.66		1.39
Less distributions:
From net investment income	—	(1.22)	(2.52)		(1.24)
From tax return of capital	(2.34)	(0.77)	—		—
Total distributions	(2.34)	(1.99)	(2.52)		(1.24)
Net increase (decrease) in net asset value	(4.00)	(1.84)	(1.86)		0.15
Net asset value - end of period	$17.45	$21.45	$23.29		$25.15

Per common share market value - end of period	$14.85	$20.40	$—		$—
Total Return based on net asset value(c)	(8.43)%	0.66%	2.72%		5.67	%(d)
Total Return based on market value(c)	(16.84)%	(4.26)%	2.72	%(i)	5.67	%(i)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$100,749	$178,286	$260,320		$98,111
Ratio of expenses to average net assets excluding fee waivers, reimbursements and recoupments	6.74%	5.60%	5.06%		6.98	%(e)
Ratio of expenses to average net assets including fee waivers, reimbursements, and recoupments(f)	6.37%	5.65%	4.96%		2.97	%(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements	7.50%	11.93%	12.34%		7.86	%(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements	7.86%	11.99%	12.85%		11.87	%(e)
Portfolio turnover rate	65.8%	46.8%	61.5%		62.8	%(d)
Preferred stock, end of period (in thousands)	$41,400	$41,400	$41,400		$—
Average daily market price of outstanding preferred stock	$25.16	$25.21	$25.23		$—
Facility loan payable (in thousands)	$—	$—	$35,000		$—
Asset coverage per $1,000 of preferred stock(g)	$3,411	$5,306	$4,407		$—
Asset coverage per $1,000 of facility loan(h)	$—	$—	$9,621		$—

See Notes to Financial Statements.

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RiverNorth Specialty Finance Corporation
Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding during the period.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return is calculated assuming a purchase of shares at the beginning of the period and a sale of shares on the last day of the period at the closing price, excluding brokerage commissions, (market value based total return), or net asset value (net asset value total return). The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan (market value based total return), or net asset value (net asset value total return). The Fund began trading on the New York Stock Exchange on June 12, 2019 under the ticker symbol RSF. Formerly the Fund was known as RMPLX and was purchased directly. Market price returns are a blend of the NAV return until the June 11th, 2019 combined with the market price return thereafter. The net asset value and market price returns will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio includes leverage expenses and loan service fees of 3.80%, 3.26%, 2.65% and 1.02%, respectively, that are outside the expense limit.

(g)

Represents value of total assets less all liabilities and indebtedness not represented by credit facility borrowings and preferred stock at the end of the period divided by credit facility borrowings and preferred stock outstanding at the end of the period.

(h)

Represents value of total assets less all liabilities and indebtedness not represented by credit facility borrowings and preferred stock at the end of the period divided by credit facility borrowings outstanding at the end of the period.

(i)	For periods prior to the Fund’s listing on the New York Stock Exchange, NAV returns are disclosed.

See Notes to Financial Statements.

Annual Report | June 30, 2020	19

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

1. ORGANIZATION

RiverNorth Specialty Finance Corporation (the “Fund”) (formerly known as RiverNorth Marketplace Lending Corporation) was organized as a Maryland corporation on June 9, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

The Fund is operated as an interval fund under Rule 23c-3 of the 1940 Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at NAV, subject to certain conditions. The Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased.

Effective as of June 12, 2019, the Fund listed its common shares on the New York Stock Exchange (the “NYSE”) under the ticker symbol “RSF” and has ceased continuously offering shares of its common stock through Quasar Distributors, LLC or the Fund.

The investment objective of the Fund is to seek a high level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Adviser believes offer attractive opportunities for income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Use of Estimates: The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes: The Fund intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it

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RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). The Fund intends to distribute at least annually substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Security Valuation: The Fund’s investments are valued at fair value as further described in Note 3.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing or character of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification has no effect on net assets, results of operations or net asset values per share of the Fund.

Investment Income: Interest income is recognized on an accrual basis to the extent that such amounts are expected to be collected and include amortization/ accretion of premiums or discounts. Interest income from investments in residual asset-backed securities is recognized on the basis of the estimated effective yield to expected redemptions utilizing assumed cash flows in accordance with ASC Sub-Topic 325-40, Beneficial Interests in Securitized Financial Assets. The Adviser monitors the expected cash flows from its residual asset-backed securities and the effective yield is determined and updated periodically.

Investment Transactions: Investment transactions are recorded on the trade date.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting

Annual Report | June 30, 2020	21

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Marketplace loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all marketplace loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board’s oversight. The Fund utilizes a third party valuation specialist to provide marketplace loan valuations. The third party valuation specialist provides daily valuations on all marketplace loans. A discounted cash flow model is used by the third party valuation specialist to arrive at a value for each marketplace loan held in the Fund’s portfolio. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a marketplace loan would generate over time. In general, the primary inputs of fair value in the marketplace loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. An increase (decrease) to the default rate or discount rate would result in a decrease (increase) of fair values and an increase to prepayment rates would result in an increase of fair values. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

The Board will initially and periodically review the methodology used in determining the values of marketplace loans. The Board will further consider how changes in the markets may affect the factors utilized in the models and the frequency of reevaluation.

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RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

The value of asset-backed securities is determined by the forecasted performance of the underlying loans in the pool; this forecasted performance takes into account the realized historical loss and prepayment performance of the pool to date. The priority of the securitization class and the claim on cash flow in the transaction is also taken into account. The classes of asset-backed securities the Fund holds are residual classes, which would be adversely effected by deterioration in credit performance of the loan pool.

Equity securities, including business development companies and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its mean price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The following is a summary of the inputs used at June 30, 2020 to value the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$23,676,572	$23,676,572
Small Business Loans	—	—	23,809,861	23,809,861
Asset-Backed Securities
MarketPlace Lending Residual Securities	—	—	9,014,186	9,014,186
MarketPlace Lending Senior Notes	—	17,495,555	—	17,495,555
Business Development Companies Notes	—	29,876,526	—	29,876,526
Business Development Companies Common Stock	6,763,982	—	—	6,763,982
Short-Term Investments
Money Market Fund	31,751,238	—	—	31,751,238

Total	$38,515,220	$47,372,081	$56,500,619	$142,387,920

Annual Report | June 30, 2020	23

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Balance as of June 30, 2019	Purchases	Sales	Principal Paydowns and Return of Capital	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfer in/out of Level 3	Balance as of June 30, 2020	Change in Unrealized Depreciation Attributable to Level 3 Investments Held at June 30, 2020
Whole Loans

Consumer Loans	$166,395,299	$—	$(84,726,464)	$(50,491,181)	$(22,641,443)	$15,140,361	$—	$23,676,572	$202,642
Small Business Loans	18,718,880	71,528,809	(564,819)	(58,675,481)	(5,644,179)	(1,553,349)	—	$23,809,861	(6,160,080)

Total Whole Loans	185,114,179	71,528,809	(85,291,283)	(109,166,662)	(28,285,622)	13,587,012		47,486,433	(5,957,438)

Asset-Backed Securities

MarketPlace Lending Residual Securities	$13,756,215	$3,895,797	$—	$(2,955,007)	$—	$(5,682,819)		$9,014,186	$(5,682,819)

Total	$198,870,394	$75,424,606	$(85,291,283)	$(112,121,669)	$(28,285,622)	$7,904,193	$—	$56,500,619	$(11,640,257)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements

Type of Security	Industry	Fair Value at June 30, 2020	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Whole Loans
Consumer Loans	Financial Services	$23,676,572	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	0%- 5.13% 0.00%- 95.09%	2.92%; 6.34%
Small Business Loans	Financial Services	$23,809,861	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	3.00%- 21.51% 0.00%- 94.44%	10.67%; 11.92%
Asset-Backed Securities
MarketPlace Lending Residual Securities	Financial Services	$9,014,186	Discounted Cash Flow	Net Loss/Balance Prepay/Balance Default/Balance	9.31%- 13.15% 23.33%- 27.28% 10.70%- 15.11%	10.72% 24.94% 12.32%
Total		$56,500,619

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

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RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

4. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For its services under the Investment Advisory Agreement, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.25% of the average monthly Managed Assets “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). In addition to the monthly advisory fee, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its directors (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of any leverage, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. In addition, the Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 28, 2020. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap. For the year ended June 30, 2020, the Adviser did not recoup of any reimbursed expenses, these amounts represent expenses waived due to the expense cap, and is not inclusive of the advisory fee waiver. In future periods, the Adviser may recoup fees as follows:

Remaining Amount to be Recouped(1) (Expiring by Fiscal Year Ending June 30, 2021)	Remaining Amount to be Recouped(1) (Expiring by Fiscal Year Ending June 30, 2022)	Remaining Amount to be Recouped(1) (Expiring by Fiscal Year Ending June 30, 2023)	Total
$1,020,075	$201,416	$466,167	$1,687,658

(1)

Amounts to be recouped are in accordance with the expense limitation agreement, and will not cause the Fund’s total operating expense ratio (excluding loan service fees and leverage costs set forth in the agreement) to exceed 1.95% during the year.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with fund administration and fund accounting services.

DST Systems, Inc. serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Annual Report | June 30, 2020	25

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser received no salary or fees from the Fund, except for the Chief Compliance Officer. Each Director who is not an “interested person” received a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings.

The Chief Compliance Officer of the Fund is an affiliate of the Fund. For the fiscal year ended June 30, 2020, the total related amounts paid by the Fund for CCO fees are included in Compliance expenses on the Fund’s Statement of Operations. In addition, the Fund owed the Adviser $2,114 for such expenses as of June 30, 2020.

6. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2020, was as follows:

Year Ended	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total
June 30, 2019	$11,701,341	$—	$$7,396,057	$19,097,398
June 30, 2020	$—	$—	$15,579,982	$15,579,982

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. For the year ended June 30, 2020, the primary book to tax permanent difference was the treatment of capital losses on defaulted loans as ordinary income for tax purposes which resulted in reclassifications among the Fund’s components of net assets as of June 30, 2020.

At June 30, 2020, there were no undistributed earnings for tax purposes.

Under current tax law, capital and currency losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund has deferred post-October losses of $2,863,611.

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RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

Unrealized Appreciation and Depreciation on Investments:

As of June 30, 2020, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$2,499,493	$(16,002,096)	$(13,502,603)	$155,890,523

As of June 30, 2020, for federal income tax purposes, capital loss carryforwards of $16,369,602 ($1,364,754 short-term and $15,004,848 long-term) were available to offset future realized capital gains, to the extent provided by the Internal Revenue Code, with no expiration date.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

7. INVESTMENT TRANSACTIONS

Investment transactions for the year ended June 30, 2020, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases	Proceeds from Sales, Principal Paydowns and Return of Capital
$137,651,678	$205,035,799

8. REDEEMABLE PREFERRED STOCK

At June 30, 2020, the Fund had issued and outstanding 1,656,000 shares of Series A Preferred Stock, listed under trading symbol RMPL on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 1,440,000 and 216,000 shares of Series A Preferred Stock on October 25, 2017 and October 30, 2017, respectively. The Series A Preferred Stock is entitled to a dividend at a rate of 5.875% per year based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is redeemable at $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Fund’s option commencing on October 31, 2020. Issuance costs related to Series A Preferred Stock

Annual Report | June 30, 2020	27

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

of $1,558,000 are deferred and amortized over the period the Series A Preferred Stock is outstanding.

Series	Mandatory Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	October 31, 2024	5.875%	1,656,000	$41,400,000	$41,250,960

The Series A Preferred Stock ranks senior to the common stock of the Fund.

9. REVOLVING CREDIT FACILITY

On September 5, 2017, the Fund entered into a $20,000,000 revolving credit facility with Huntington National Bank. The credit facility had an initial two-year term. On April 4, 2018, the Fund amended its prior credit agreement and entered into a $70,000,000 revolving credit facility. On September 30, 2019, the Fund amended its existing credit agreement and entered into a $30,000,000 revolving credit facility. On December 6, 2019 the Fund terminated its existing credit agreement with Huntington National Bank.

The average principal balance and interest rate for the period during which the credit facility was utilized for the period covering July 1, 2019 through December 6, 2019 was approximately $360,000 and 4.09 percent, respectively.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

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RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

11. REPURCHASE OFFERS

Shares repurchased through quarterly tender offer during the period from July 1, 2018 through June 30, 2020 were as follows:

Repurchase Offer Date	Cash Payment Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Repurchased
Fiscal Year Ended 2019

September 10, 2018	October 10, 2018	$22.70	25%(b)

December 10, 2018	January 9, 2019	$22.17	25%(b)

March 11, 2019	April 10, 2019	$21.87	5%(a)

June 13, 2019	July 11, 2019	$21.09	15.00%(a)
Fiscal Year Ended 2020

September 10, 2019	October 10, 2019	$20.72	5.00%(a)

December 9, 2019	January 9, 2020	$20.17	5.00%(a)

March 9, 2020	April 9, 2020	$18.18	5.00%(a)

Repurchase Offer Date	Amount of Shares the Fund Repurchased	Percentage of Shares Tendered to Outstanding Shares	Number of Shares Tendered
Fiscal Year Ended 2019

September 10, 2018	2,827,442	14.57%	1,647,491

December 10, 2018	2,643,308	19.59%	2,099,313

March 11, 2019	439,421	7.00%	615,168

June 13, 2019	1,246,661	66.40%	5,518,130
Fiscal Year Ended 2020

September 10, 2019	349,075	62.36%	4,353,899

December 9, 2019	330,914	66.36%	4,392,405

March 9, 2020	306,639	79.41%	4,875,396

(a)	If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).

(b)	If shareholders tender for repurchase more than twenty-five percent (25%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).

For information regarding the repurchase offer with a repurchase offer date of June 8, 2020, see Note 14.

Annual Report | June 30, 2020	29

RiverNorth Specialty Finance Corporation
Notes to Financial Statements	June 30, 2020

12. STOCK BUY BACK PROGRAM

In accordance with Section 23(c) of the 1940 Act, the Fund may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the year ended June 30, 2020, the Fund repurchased 303,046 (5.25% of the shares outstanding at June 30, 2020) of its shares for a total cost of $5,438,425 at an average discount of 10.20% of net asset value.

13. CAPITAL SHARE TRANSACTIONS

	Year Ended June 30, 2020	Year Ended June 30, 2019

Shares sold	—	2,025,260

Shares issued to holders in reinvestment of dividends	—	267,050

Shares repurchased from Stock Buy Back	(303,046)	—

Shares repurchased from Repurchase Offer	(2,233,289)	(5,160,030)

Net increase (decrease) in shares	(2,536,335)	(2,867,720)

Shares outstanding:

Beginning of year	8,310,977	11,178,697

End of year	5,774,642	8,310,977

14. SUBSEQUENT EVENTS

On June 8, 2020, the Fund issued a repurchase tender offer. On July 9, 2020, 288,741 shares were repurchased based on a NAV per share of $17.42 at July 8, 2020.

Through August 28, 2020 (the date the financial statements were issued), the Fund repurchased 19,636 of its common shares (0.34% of its common shares outstanding at June 30, 2020) for a total cost of $291,271 at a weighted average discount of 14.34% of net asset value.

On July 24, 2020, the Board declared a Series A Preferred Stock cash dividend in the amount of $0.3672 per share, payable on August 17, 2020 to preferred shareholders of record on August 3, 2020 with an ex date of July 31, 2020.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

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RiverNorth Specialty Finance Corporation
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

RiverNorth Specialty Finance Corporation:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RiverNorth Specialty Finance Corporation (the Fund), including the summary schedule of investments, as of June 30, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from September 22, 2016 (commencement of operations) through June 30, 2017. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from September 22, 2016 through June 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2020, by correspondence with custodians and brokers and other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Fund since 2015.

Chicago, Illinois

August 28, 2020

Annual Report | June 30, 2020	31

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

PROXY VOTING POLICY

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-855-830-1222, (2) on the Fund’s website located at http://www.rivernorth.com/interval-closed-end-funds/rmplx/rsf, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30th is available on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of Form N-PORT. The Fund’s first and third quarters end on March 31 and September 30. Part F of Form N-PORT must be filed within 60 days of the end of the quarter. The Fund’s Forms N-PORT (and its Predecessor Form, Form N-Q) are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

PRIVACY POLICY

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information. For more information about the Fund’s privacy policies call (855) 830 1222 (toll free).

DIVIDEND REINVESTMENT PLAN

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

distributions, even though such participants have not received any cash with which to pay the resulting tax. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash. All correspondence or questions concerning the Plan, including how a Common Shareholder may opt out of the Plan, should be directed to DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105 (the “Plan Administrator”). Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in, or opt out of, the Plan.

Summary of Updated Information Regarding the Fund

The following information in this annual report is a summary of certain information about the Fund and changes since the Fund’s most recent annual report dated June 30, 2019 (the “prior disclosure date”). This information may not reflect all of the changes that have occurred since you purchased the Fund.

Fund Name Change - Since the prior disclosure date, the Fund’s name changed to RiverNorth Specialty Finance Corporation from RiverNorth Marketplace Lending Corporation. This change related to a corresponding change to the Fund’s investment strategy, as discussed below. Further details can be found in the Fund’s Prospectus and Statement of Additional Information, each dated October 29, 2018, as revised or supplemented on March 23, 2020, which can be found on the Fund’s website at www.rivernorth.com/rsf.

Investment Objective

There have been no changes in the Fund’s investment objectives since the prior disclosure date that have not been approved by shareholders.

The investment objective of the Fund is to seek a high level of current income.

Principal Investment Strategies and Policies

Since the prior disclosure date, in connection with the Fund’s name change, the Fund’s investment strategy changed as follows:

Prior Investment Strategy	New Investment Strategy (Effective May 22, 2020)
Under normal market conditions, invest, directly or indirectly at least 80% of its Managed Assets in marketplace lending investments.	Under normal market conditions, invest, directly or indirectly in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Fund’s Advisor believes offer attractive opportunities for income.

Details of the new investments strategy and policies are provided below.

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing, directly or indirectly, in credit instruments, including a portfolio of securities of specialty finance

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

and other financial companies that the Fund’s Advisor (RiverNorth Capital Management, LLC) believes offer attractive opportunities for income. These companies may include, but are not limited to, banks, thrifts, finance companies, lending platforms, business development companies (“BDCs”), real estate investment trusts (“REITs”), special purpose acquisition companies (“SPACs”), private investment funds (private funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”)), brokerage and advisory firms, insurance companies and financial holding companies. Together, these types of companies are referred to as “financial institutions.” The Fund’s investments in hedge funds and private equity funds that are exempt from registration under Sections 3(c)(1) and 3(c)(7) of the 1940 Act will be limited to no more than 15% of the Fund’s assets. The Fund may also invest in common equity, preferred equity, convertible securities and warrants of these institutions. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange-traded funds and registered closed-end funds. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Such income-producing securities in which the Fund may invest may include, without limitation, corporate debt securities, U.S. government debt securities, short-term debt securities, asset backed securities, exchange-traded notes, loans, including secured and unsecured senior loans, Alternative Credit (as defined below), collaterilzed loan obligations (“CLOs”) and other structured finance securities, and cash and cash equivalents.

The Fund’s alternative credit investments may be made through a combination of: (i) investing in loans to small- and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an Alternative Credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Alternative Credit; (iv) investing in private investment funds that purchase Alternative Credit, (v) acquiring an equity interest in an alternative credit platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to an alternative credit platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Alternative Credit Instruments”). The Fund may invest without limit in any of the foregoing types of Alternative Credit Instruments, except that the Fund will not invest greater than 45% of its Managed Assets in the securities of, or loans originated by, any single platform (or a group of related platforms) and the Fund’s investments in private investment funds will be limited to no more than 10% of the Fund’s Managed Assets. The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. As a fundamental policy (which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund), the Fund does not invest in Alternative Credit that are of subprime quality at the time of investment. The Fund considers an SME loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the Adviser based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality. The Fund does not currently have any intention invest in Alternative Credit originated from lending platforms based

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

outside the United States or made to non-U.S. borrowers. However, the Fund may in the future invest in such Alternative Credit and will provide updated disclosures prior to making such investments. Unless the context suggests otherwise, all references to loans generally in this disclosure refer to Alternative Credit.

Alternative Credit Instruments are generally not rated by the nationally recognized statistical rating organizations (“NRSROs”). Such unrated instruments, however, are considered to be comparable in quality to securities falling into any of the ratings categories used by such NRSROs to classify “junk” bonds. Accordingly, the Fund’s unrated Alternative Credit Instrument investments constitute highly risky and speculative investments similar to investments in “junk” bonds, notwithstanding that the Fund is not permitted to invest in loans that are of subprime quality at the time of investment. The Alternative Credit Instruments in which the Fund may invest may have varying degrees of credit risk. There can be no assurance that payments due on underlying Alternative Credit investments will be made. At any given time, the Fund’s portfolio may be substantially illiquid and subject to increased credit and default risk. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

Percentage limitations described within this report regarding the Fund’s investment strategies and policies are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund’s portfolio investments.

Specialty Finance Companies.

Specialty finance companies and other financial companies invest in a wide range of securities and financial instruments, including but not limited to private debt and equity, secured and unsecured debt, trust preferred securities, subordinated debt, and preferred and common equity as well as other equity-linked securities. These various securities offer distinct risk/reward features which may be more or less attractive during different points in the market cycle. Under normal market conditions, the Adviser will invest the Fund’s Managed Assets in specialty finance companies with exposure to some or all of these kinds of securities.

Specialty finance companies provide capital or financing to businesses within specified market segments. These companies are often distinguished by their market specializations which allow them to focus on the specific financial needs of their clients. Specialty finance companies often engage in asset-based and other forms of non-traditional financing activities. While they generally compete against traditional financial institutions with broad product lines and, often, greater financial resources, specialty finance companies seek competitive advantage by focusing their attention on market niches, which may provide them with deeper knowledge of their target market and its needs. Specialty finance companies include mortgage specialists to certain consumers, equipment leasing specialists to certain industries and equity or debt-capital providers to certain small businesses. Specialty finance companies often utilize tax-efficient or other non-traditional structures, such as BDCs and REITs.

Alternative Credit.

General. Alternative credit is often referred to as “peer-to-peer” lending, which term originally reflected the initial focus of the industry on individual investors and consumer loan borrowers. In

Annual Report | June 30, 2020	35

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

addition, the alternative credit platforms may retain on their balance sheets a portion of the loan portfolios they originate. In alternative credit, loans are originated through online platforms that provide a marketplace that matches small- and mid-sized companies and other borrowers seeking loans with investors willing to provide the funding for such loans. Since its inception, the industry has grown to include substantial involvement of institutional investors. These borrowers may seek such loans for a variety of different purposes, ranging, for example, from loans to fund elective medical procedures to loans for franchise financing. The procedures through which borrowers obtain loans can vary between platforms, and between the types of loans (e.g., consumer versus SME). The Fund intends to hold its Alternative Credit investments until maturity.

The Alternative Credit in which the Fund typically invests are newly issued and/or current as to interest and principal payments at the time of investment. A small number of alternative credit platforms originate a substantial portion of their Alternative Credit investments in the United States. The Adviser intends to continue to build relationships and enter into agreements with additional platforms. However, if there are not sufficient qualified loan requests through any platform, the Fund may be unable to deploy its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policies that are generally expected to offer lower returns than the Fund’s target returns from investments in Alternative Credit. The Fund enters into purchase agreements with platforms, which outline, among other things, the terms of the loan purchase, loan servicing, the rights of the Fund to assign the loans and the remedies available to the parties. Although the form of these agreements is similar to those typically available to all investors, institutional investors such as the Fund (unlike individual retail investors) have an opportunity to negotiate some of the terms of the agreement. In particular, the Fund has greater negotiating power related to termination provisions and custody of the Fund’s account(s) relative to other investors due to the restrictions placed on the Fund by the 1940 Act, of which the platforms are aware. Pursuant to such agreements, the platform or a third-party servicer will typically service the loans, collecting payments and distributing them to the Fund, less any servicing fees, and the servicing entity, unless directed by the Fund, typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund seeks to have a backup servicer in case any platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Alternative Credit.

In the United States, a platform may be subject to extensive regulation, oversight and examination at both the federal and state level, and across multiple jurisdictions if it operates its business nationwide. Accordingly, platforms are generally subject to various securities, lending, licensing and consumer protection laws. In addition, courts have recently considered the regulatory environment applicable to alternative credit platforms and purchasers of Alternative Credit. In light of recent decisions, if upheld and widely applied, certain alternative credit platforms could be required to restructure their operations and certain loans previously made by them through funding banks may not be enforceable, whether in whole or in part, by investors holding such loans or such loans would be subject to diminished returns and/or the platform subject to fines and penalties. As a result, large amounts of Alternative Credit purchased by the Fund (directly or indirectly) could become unenforceable or subject to diminished returns, thereby causing losses for Shareholders.

Alternative Credit and Pass-Through Notes. As noted above, the underlying Alternative Credit origination processes employed by each platform may vary significantly. The principal amount of

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

each loan is advanced to the borrower by a bank (the “funding bank”). The operator of the platform may purchase the loan from the funding bank at par using the funds of multiple lenders and then issues to each such lender at par a Pass-Through Note of the operator (or an affiliate of the operator) representing the right to receive the lender’s proportionate share of all principal and interest payments received by the operator from the borrower on the loan funded by such lender (net of the platform servicing fees). As an alternative, certain operators (including most SME lenders) do not engage funding banks but instead extend their loans directly to the borrowers.

The platform operator typically will service the loans it originates and will maintain a separate segregated deposit account into which it will deposit all payments received from the obligors on the loans. Upon identification of the proceeds received with respect to a loan and deduction of applicable fees, the platform operator forwards the amounts owed to the lenders or the holders of any related Pass-Through Notes, as applicable.

A platform operator is not obligated to make any payments due on Alternative Credit or Pass-Through Notes (except to the extent that the operator actually receives payments from the borrower on the related loan). Accordingly, lenders and investors assume all of the credit risk on the loans they fund through a Pass-Through Note purchased from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. In addition, a platform operator is generally not required to repurchase Alternative Credit from a lender or purchaser except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower. As loan servicer, the platform operator or an affiliated entity typically has the ability to refer any delinquent Alternative Credit to a collection agency (which may impose additional fees and costs that are often as high, or higher in some cases, as 35% of any recovered amounts). The Fund itself will not directly enter into any arrangements or contracts with the collection agencies (and, accordingly, the Fund does not currently anticipate it would have, under current law and existing interpretations, substantial risk of liability for the actions of such collection agencies). At the same time, the relatively low principal amounts of Alternative Credit often make it impracticable for the platform operator to commence legal proceedings against defaulting borrowers. Alternative Credit may be secured (generally in the case of SME loans and real estate-related loans) or unsecured. For example, real estate Alternative Credit may be secured by a deed of trust, mortgage, security agreement or legal title to real estate. There can be no assurance that any collateral pledged to secure Alternative Credit can be liquidated quickly or at all or will generate proceeds sufficient to offset any defaults on such loan.

Generally, the Alternative Credit in which the Fund invests will fully amortize and will not be interest-only. However, in some sectors (e.g., real estate-related loans), the loans may be interest-only with the principal to be paid at the end of the term. An active secondary market for the Alternative Credit does not currently exist and an active market for the Alternative Credit may not develop in the future. Borrowers of Alternative Credit electronically execute each of the loan documents prepared in connection with the applicable loan, binding the borrower to the terms of the loan, which include the provision that the loan may be transferred to another party.

Asset-Backed Securities. The Fund also may invest in Alternative Credit, through special purpose vehicles (“SPVs”) established solely for the purpose of holding assets (e.g., commercial loans) and issuing securities (“asset-backed securities”) secured only by such underlying assets (which practice

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

is known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular platform. The SPV may enter into a service agreement with the operator or a related entity to ensure continued collection of payments, pursuit of delinquent borrowers and general interaction with borrowers in much the same manner as if the securitization had not occurred.

The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates. In general, the Fund may invest in both rated senior classes of asset-backed securities as well as unrated subordinated (residual) classes of asset-backed securities. The subordinated classes of asset-backed securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes.

The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because they generally will be subject to prepayment based upon prepayments received by the SPV on the loan pool. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the weighted average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.

Private Investment Funds. The Fund may invest up to 10% of its Managed Assets in private investment funds that invest in Alternative Credit. Under one such fund structure, the platform operator may form (i) an investment fund that offers partnership interests or similar securities to investors on a private placement basis, and (ii) a subsidiary that acts as the investment fund’s general partner and investment manager. The investment fund then applies its investors’ funds to purchase Alternative Credit originated on the platform (or portions thereof) from the operator. As an investor in an investment fund, the Fund would hold an indirect interest in a pool of Alternative Credit and would receive distributions on its interest in accordance with the fund’s governing documents. This structure is intended to create diversification and to reduce operator credit risk for the investors in the investment fund by enabling them to invest indirectly in Alternative Credit through the private investment fund rather than directly from the operator of the platform.

Other Investments in Alternative Credit Instruments. The Fund may invest in the equity securities and/or debt obligations of platform operators (or their affiliates), which may provide these platforms and their related entities with the financing needed to support their lending business. An equity interest in a platform or related entity represents ownership in such company, providing voting rights and entitling the Fund, as a shareholder, to a share in the company’s success through dividends and/or capital appreciation. A debt investment made by the Fund could take the form of a loan, convertible note, credit line or other extension of credit made by the Fund to a platform operator. The Fund would be entitled to receive interest payments on its investment and repayment of the principal at a set maturity date or otherwise in accordance with the governing documents.

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The Fund also may wholly-own or otherwise control certain pooled investment vehicles which hold Alternative Credit and/or other Alternative Credit Instruments, which pooled investment vehicle may be formed and managed by the Adviser (a “Subsidiary”). Each Subsidiary may invest in Alternative Credit and other instruments that the Fund may hold directly. As of the date of this report, the Fund did not own any Subsidiaries.

Business Development Companies.

BDCs are a type of closed-end fund regulated under the 1940 Act, whose shares are typically listed for trading on a U.S. securities exchange. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. Oftentimes, financing a BDC includes an equity-like investment such as warrants or conversion rights, creating an opportunity for the BDC to participate in capital appreciation in addition to the interest income earned from its debt investments. The interest earned by a BDC flows through to investors in the form of a dividend, normally without being taxed at the BDC entity level. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The securities of BDCs, which are required to distribute substantially all of their income on an annual basis to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. The Fund invests primarily in BDC shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of BDC shares or invest in certain debt instruments issued by BDCs. The Fund is not limited with respect to the specific types of BDCs in which it invests. The Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Closed-End Funds.

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. The Fund may also invest in shares of closed-end funds that are not listed on an exchange. Such non-listed closed-end funds are subject to certain restrictions on redemptions and no secondary market exists. As a result, such investments should be considered illiquid. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

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RiverNorth Specialty Finance Corporation
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REITs and Other Mortgage-Related Securities.

REITs are financial vehicles that pool investors’ capital to invest primarily in income-producing real estate or real estate-related loans or interests. REIT shares are typically listed for trading in the secondary market on a U.S. securities exchange. REITs can generally be classified as “Mortgage REITs,” “Equity REITs” and “Hybrid REITs.” Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. The Fund focuses its Mortgage REIT investments in companies that invest primarily in U.S. Agency, prime-rated and commercial mortgage securities. U.S. Agency securities include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents, royalties and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Some REITs which are classified as Equity REITs provide specialized financing solutions to their clients in the form of sale-lease back transactions and triple net lease financing. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject generally to risks associated with REITs. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. REITs are not taxed on income distributed to their shareholders provided they comply with the applicable requirements of the Internal Revenue Code. Similar to BDCs, the securities of REITs, which are required to distribute substantially all of their income to investors in order to not be subject to entity level taxation, often offer a yield advantage over securities of other issuers, such as corporations, that are taxed on income at the entity level and are able to retain all or a portion of their income rather than distributing it to investors. Many of these distributions, however, will not generally qualify for favorable treatment as qualified dividend income. The Fund invests primarily in REIT shares which are trading in the secondary market on a U.S. securities exchange but may, in certain circumstances, invest in an initial public offering of REIT shares or invest in certain debt instruments issued by REITs. The Fund is not limited with respect to the specific types of REITs in which it invests. The Fund will indirectly bear its proportionate share of any management and other operating expenses charged by the REITs in which it invests, in addition to the expenses paid by the Fund.

Other mortgage-related securities in which the Fund may invest include debt instruments which provide periodic payments consisting of interest and/or principal that are derived from or related to payments of interest and/or principal on underlying mortgages. Additional payments on mortgage-related securities may be made out of unscheduled prepayments of principal resulting from the sale of the underlying property or from refinancing or foreclosure, net of fees or costs that may be incurred.

The Fund may invest in commercial mortgage-related securities issued by corporations. These are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. They may pay fixed or adjustable rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain

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distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and difficult to value. Commercial mortgage loans tend to have shorter maturities than residential mortgage loans and may not be fully amortizing, meaning that they may have a significant principal balance, or “balloon” payment, due on maturity. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

The Fund also may invest in mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), mortgage dollar rolls, CMO residuals (other than residual interests in real estate mortgage investment conduits), stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

In addition, the Fund may invest in other types of asset-backed securities that are offered in the marketplace. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence of, or defalcation by, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the underlying assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Special Purpose Acquisition Companies.

SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Investment Funds.

Private Investment Funds may require large minimum investments and impose stringent investor qualification criteria that are intended to limit their direct investors mainly to institutions such as endowments and pension funds. By investing in private investment funds, the Fund can offer shareholders access to certain asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to gain access to private investment funds on terms consistent with those offered to similarly-sized institutional investors. Furthermore, the Fund believes that investments in private investment funds offer opportunities for moderate income and growth as well as lower correlation to equity markets but will also be less liquid.

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RiverNorth Specialty Finance Corporation
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Collateralized Loan Obligations.

CLOs are securitization vehicles that pool a diverse portfolio of primarily below investment grade U.S. senior secured loans. Such pools of underlying assets are often referred to as a CLO’s “collateral.” While the vast majority of the portfolio of most CLOs consists of senior secured loans, many CLOs enable the CLO collateral manager to invest up to 10% of the portfolio in assets that are not first lien senior secured loans, including second lien loans, unsecured loans, senior secured bonds and senior unsecured bonds.

CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry, and is subject to a variety of asset concentration limitations. Most CLOs are revolving structures that generally allow for reinvestment over a specific period of time (typically 3 to 5 years). In cash flow CLOs, the terms and covenants of the structure are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price) of, the collateral. These covenants include collateral coverage tests, interest coverage tests and collateral quality tests.

CLOs fund the purchase of a portfolio of primarily senior secured loans via the issuance of CLO equity and debt in the form of multiple, primarily floating-rate debt, tranches. The CLO debt tranches typically are rated “AAA” (or its equivalent) at the most senior level down to “BB” or “B” (or its equivalent), which is below investment grade, at the most junior level by Moody’s Investor Service, Inc., or “Moody’s,” Standard & Poor’s Rating Group, or “S&P,” and/or Fitch, Inc., or “Fitch.” The CLO equity tranche is unrated and typically represents approximately 8% to 11% of a CLO’s capital structure. A CLO’s equity tranche represents the first loss position in the CLO.

Since a CLO’s indenture requires that the maturity dates of a CLO’s assets (typically 5 to 8 years from the date of issuance of a senior secured loan) be shorter than the maturity date of the CLO’s liabilities (typically 11 to 12 years from the date of issuance), CLOs generally do not face refinancing risk on the CLO debt.

Other Financial Companies.

The principal industry groups of financial companies include banks, savings institutions, brokerage firms, investment management companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies. Banks and savings institutions provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Brokerage firms provide services to customers in connection with the purchase and sale of securities. Investment management companies provide investment advisory and related services to retail customers, high net-worth individuals and institutions. Insurance companies provide a wide range of commercial, life, health, disability, personal property and casualty insurance products and services to businesses, governmental units, associations and individuals.

Equity Securities.

Equity securities may include common stocks that either are required to and/or customarily distribute a large percentage of their current earnings as dividends. Common stock represents an

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equity ownership interest in a company, providing voting rights and entitling the holder to a share of the company’s success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company’s remaining assets after bond holders, other debt holders and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company’s board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies such as issuing securities to management. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Grade Debt Securities.

Investment grade bonds of varying maturities issued by governments, corporations and other business entities are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as by governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

Non-Investment Grade Debt Securities.

Fixed income securities of below-investment grade quality are commonly referred to as “high-yield” or “junk” bonds. Generally, such lower quality debt securities offer a higher current yield than is offered by higher quality debt securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating agencies, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Below-investment grade debt securities are rated below “Baa” by Moody’s Investors Services, Inc., below “BBB” by Standard & Poor’s Ratings Group, a division of The McGraw Hill Companies, Inc., comparably rated by another nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Advisor.

Mortgage-Back Securities.

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association (also known as Ginnie Mae), the Federal National Mortgage Association (also known as Fannie Mae), the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) or other government-sponsored enterprises. Other mortgage-backed securities are issued by private issuers. Private issuers are generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed,

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RiverNorth Specialty Finance Corporation
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directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but may also be subject to greater price changes than governmental issues.

Some mortgage-backed securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the principal-only, or “PO,” security receives the principal payments made by the underlying mortgage, while the holder of the interest-only, or “IO,” security receives interest payments from the same underlying mortgage.

Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the prepayments for reinvestment.

Residential mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets which include all types of residential mortgage products.

Asset-Backed Securities.

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be adversely affected by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described above with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

Other Securities.

New financial products continue to be developed and the Fund may invest in any products that may be developed to the extent consistent with its investment objectives and the regulatory and federal tax requirements applicable to investment companies.

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Use of Leverage

As of the date of this prospectus, the Fund utilized, and intends to continue to utilize, leverage for investment and other purposes, such as for financing the repurchase of its Shares or to otherwise provide the Fund with liquidity. Under the 1940 Act, the Fund may utilize leverage through the issuance of preferred stock in an amount up to 50% of its total assets and/or through borrowings and/or the issuance of notes or debt securities (collectively, “Borrowings”) in an aggregate amount of up to 33-1/3% of its total assets. The Fund anticipates that its leverage will vary from time to time, based upon changes in market conditions and variations in the value of the portfolio’s holdings; however, the Fund’s leverage will not exceed the limitations set forth under the 1940 Act.

On September 5, 2017, the Fund entered into a credit agreement with The Huntington National Bank as lender (the “Credit Agreement”), which provided the Fund with a maximum Borrowing capacity of $20 million. On December 6, 2019, the Credit Agreement was terminated.

As of June 30, 2020, the Fund had outstanding 1,656,000 shares of Series A Preferred Stock. For the fiscal year ended June 30, 2020, the average liquidation preference since the issuance of such Series A Preferred Stock was approximately $25.00. The Series A Preferred Stock ranks senior in right of payment to the Shares. As of June 30, 2020, the Fund’s leverage from Borrowings and its issuance of Series A Preferred Stock was approximately 28.6% of its Managed Assets.

There is no assurance that the Fund will increase the amount of its leverage or that, if additional leverage is utilized, it will be successful in enhancing the level of the Fund’s current distributions. It is also possible that the Fund will be unable to obtain additional leverage. If the Fund is unable to increase its leverage after the issuance of additional Shares pursuant to this prospectus, there could be an adverse impact on the return to Shareholders.

Under the 1940 Act, the Fund generally is not permitted to incur Borrowings unless immediately after the Borrowing the value of the Fund’s total assets less liabilities other than the principal amount represented by Borrowings is at least 300% of such principal amount. Also, under the 1940 Act and as noted above, the Fund is not permitted to issue preferred stock unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the Fund’s asset coverage). Furthermore, the Fund is not permitted to declare any cash dividend or other distribution on its Shares, or repurchase its Shares, unless, at the time of such declaration or repurchase, the Borrowings have an asset coverage of at least 300% and the preferred stock has an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price (as the case may be). Any prohibitions on dividends and other distributions on the Shares could impair the Fund’s ability to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding Borrowing or purchase or redeem any outstanding shares of preferred stock to the extent necessary in order to maintain the required asset coverage. Holders of shares of preferred stock, including Series A Preferred Stock (“preferred shareholders”), voting separately, are entitled to elect two of the Fund’s directors. The remaining directors of the Fund are elected by Shareholders and preferred shareholders voting together as a single class. In the event the Fund would fail to pay dividends on its preferred stock for two years, the preferred shareholders would be entitled to elect a majority of the directors of the Fund.

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RiverNorth Specialty Finance Corporation
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In addition to the requirements under the 1940 Act, the Fund is subject to various requirements and restrictions under its Series A Preferred Stock. The requirements and restrictions with respect to the Fund’s preferred stock, including the Series A Preferred Stock, may be more stringent than those imposed by the 1940 Act, which may include certain restrictions imposed by guidelines of one or more rating agencies which issue ratings for the Fund’s preferred stock; however, it is not anticipated that they will impede the Adviser from managing the Fund’s portfolio and repurchase policy in accordance with the Fund’s investment objective and policies. Nonetheless, in order to adhere to such requirements and restrictions, the Fund may be required to take certain actions, such as reducing its Borrowings and/or redeeming shares of its preferred stock, including Series A Preferred Stock, with the proceeds from portfolio transactions at what might be an in opportune time in the market. Such actions could incur transaction costs as well as reduce the net earnings or returns to Shareholders over time. In addition to other considerations, to the extent that the Fund believes that these requirements and restrictions would impede its ability to meet its investment objective or its ability to qualify as a regulated investment company, the Fund will not incur additional Borrowings or issue additional preferred stock.

In general, Borrowings may be at a fixed or floating rate and are typically based upon short-term rates. The Borrowings in which the Fund may incur from time to time may be secured by mortgaging, pledging or otherwise subjecting as security the assets of the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Generally, covenants to which the Fund may be subject include affirmative covenants, negative covenants, financial covenants, and investment covenants. An example of an affirmative covenant would be one that requires the Fund to send its annual audited financial report to the lender. An example of a negative covenant would be one that prohibits the Fund from making any amendments to its fundamental policies. An example of a financial covenant is one that would require the Fund to maintain a 3:1 asset coverage ratio. An example of an investment covenant is one that would require the Fund to limit its investment in a particular asset class. As noted above, the Fund may need to liquidate its investments when it may not be advantageous to do so in order to satisfy such obligations or to meet any asset coverage and segregation requirements (pursuant to the 1940 Act or otherwise). As the Fund’s portfolio will be substantially illiquid, any such disposition or liquidation could result in substantial losses to the Fund.

The terms of the Fund’s Borrowings may also contain provisions which limit certain activities of the Fund, including the payment of dividends to Shareholders in certain circumstances, and the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of Borrowing over the stated interest rate. In addition, certain types of Borrowings may involve the rehypothecation of the Fund’s securities. Furthermore, the Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities issued by the Fund. Any Borrowing will likely be ranked senior or equal to all other Borrowings of the Fund and the rights of lenders to the Fund to receive interest on and repayment of principal of any Borrowings will likely be senior to those of the Shareholders. Further, the 1940 Act grants, in certain circumstances, to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund’s status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings.

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The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Due to the Fund’s issuance of Series A Term Preferred Stock, for tax purposes, the Fund is required to allocate net capital gain and other taxable income, if any, between the Shares and shares of the Series A Term Preferred Stock in proportion to total dividends paid to each class for the year in which the net capital gain or other taxable income was realized.

So long as the rate of return, net of applicable Fund expenses, on the Fund’s portfolio investments purchased with Borrowings or the proceeds from the issuance of preferred stock, including Series A Term Preferred Stock, exceeds the then-current interest or payment rate and other costs on such Borrowings or preferred stock, the Fund will generate more return or income than will be needed to pay such interest or dividend payments and other costs. In this event, the excess will be available to pay higher dividends to Shareholders. If the net rate of return on the Fund’s investments purchased with Borrowings or the proceeds from the issuance of preferred stock, including Series A Term Preferred Stock, does not exceed the costs of such Borrowings or preferred stock, the return to Shareholders will be less than if leverage had not been used. In such case, the Adviser, in its best judgment, nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate of return than the costs of leverage, which would enhance returns to Shareholders. In addition, the cost associated with any issuance and use of leverage is borne by the Shareholders and results in a reduction of the NAV of the Shares. Such costs may include legal fees, audit fees, structuring fees, commitment fees and a usage (borrowing) fee.

The use of leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. When leverage is employed, the NAV and the yield to Shareholders will be more volatile. Leverage creates a greater risk of loss, as well as potential for more gain, for the Shares that if leverage is not used. In addition, the Adviser is paid more if the Fund uses leverage, which creates a conflict of interest for the Adviser.

Effects of Leverage

Assuming the utilization of leverage through a combination of borrowings and the issuance of preferred stock by the Fund in the aggregate amount of approximately 29.1% of the Fund’s Managed Assets, at a combined interest or payment rate of 5.875% payable on such leverage, the return generated by the Fund’s portfolio (net of estimated non-leverage expenses) must exceed 1.71% in order to cover such interest or payment rates and other expenses specifically related to leverage. These numbers are merely estimates used for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures

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RiverNorth Specialty Finance Corporation
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and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%

Common Share Total Return	-16.52%	-9.47%	-2.41%	4.64%	11.70%

Share total return is composed of two elements: the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying interest or other payments on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments. Figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Risk Factors

Investing in the Fund involves certain risks relating to its structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this report, before deciding whether to make an investment in the Fund. An investment in the Fund may not be appropriate for all investors, and an investment in the Common Shares of the Fund should not be considered a complete investment program.

The risks set forth below are not the only risks of the Fund, and the Fund may face other risks that have not yet been identified, which are not currently deemed material or which are not yet predictable. If any of the following risks occur, the Fund’s financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.

Various risk factors included below have been updated since the prior disclosure date to reflect the Fund’s new investment strategy to, under normal market conditions, invest directly or indirectly in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Adviser believes offer attractive opportunities for income.

Investment Strategy Risks:

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their

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servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Alternative Credit default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

CLO Risk. The Fund’s investments in CLOs may be riskier than a direct investment in the debt or other securities of the underlying companies. When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Closed-End Investment Companies Risk. The Fund invests in closed-end investment companies, including shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

BDCs are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

Corporate Debt Risks. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The

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RiverNorth Specialty Finance Corporation
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Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P Global Ratings Services (“S&P”) or Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. An unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer.

Credit and Interest Rate Analysis Risk. The Adviser is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting instruments for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it, which it may use to determine such borrower’s credit rating. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the Adviser would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the Adviser may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. There is risk that a borrower may have supplied false or inaccurate information.

Although the Adviser conducts diligence on the credit scoring methodologies used by platforms from which the Fund purchases instruments, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed. This could adversely affect loan pricing data and approval processes and could cause loans to be mispriced or misclassified, which could ultimately have a negative impact on the Fund’s performance.

The interest rates on loans established by the platforms may have not been appropriately set. A failure to set appropriate rates on the loans may adversely impact the ability of the Fund to receive returns on its instruments that are commensurate with the risks associated with directly or indirectly owning such instruments. In addition, certain other information used by the platforms and the Adviser in making loan and investment decisions may be deficient and/or incorrect, which increases the risk of loss on the loan.

Default Risk. The ability of the Fund to generate income through its investment in loans is dependent upon payments being made by the borrower underlying such instruments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

Fixed Income Securities Risk. The Fund may invest in fixed income securities. Fixed income securities generally represent the obligation of an issuer to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. Fixed income securities increase or

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decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. The issuer of a fixed income security may not be able to make interest and principal payments when due. This risk is increased in the case of issuers of high yield securities, also known as “junk bonds.” Securities of certain U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. Fixed income risks include components of the following additional risks:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category. Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. As a result of the credit profile of the borrowers and the interest rates on the Fund’s investment in loans, the delinquency and default experience on the these instruments may be significantly higher than those experienced by financial products arising from traditional sources of lending. Shareholders are urged to consider the highly risky nature of the credit quality of the Fund’s investment in loans when analyzing an investment in the Shares.

High Yield Securities/Junk Bond Risk. The Fund may invest in high yield securities, also known as “junk bonds.” High yield securities are not considered to be investment grade. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities at the price at which it is being valued for purposes of calculating net asset value.

Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. In addition, securities issued by Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price could fall. All U.S. Government obligations are subject to interest rate risk.

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. In addition, this rise in interest rates may negatively impact the

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RiverNorth Specialty Finance Corporation
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Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies.

Sovereign Obligation Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Fraud Risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in the Fund’s lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. High profile fraudulent activity or significant increases in fraudulent activity could lead to regulatory intervention, negatively impact operating results, brand and reputation and lead the defrauded platform to take steps to reduce fraud risk, which could increase costs.

Funding Bank Risk. Multiple banks may originate loans for lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. The Fund is dependent on the continued success of the platforms that originate the Fund’s investment in loans. If such platforms were unable or impaired in their ability to operate their lending business, the Adviser may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Geographic Concentration Risk. The Fund is not subject to any geographic restrictions when investing in loans and therefore could be concentrated in a particular state or region. A geographic concentration of the Fund’s investment in loans may expose the Fund to an increased risk of loss due to risks associated with certain regions. In the event that a significant portion of the pool of the

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RiverNorth Specialty Finance Corporation
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Fund’s investment in loans is comprised of loans owed by borrowers resident or operating in certain states, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these states in particular could adversely impact the delinquency and default experience of the loans and could impact Fund performance. Further, the concentration of the loans in one or more states would have a disproportionate effect on the Fund if governmental authorities in any of those states took action against the platforms lending in such states.

Information Technology Risk. Because the Fund relies on electronic systems maintained by the custodian and the platforms to maintain records and evidence ownership of such loans and to service and administer loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyber attacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters. The Adviser is also reliant on information technology to facilitate the loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the Adviser to acquire loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of loans.

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted equity securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed equity securities. The success of a platform is dependent upon payments being made by the borrowers of loans originated by the platform. Any increase in default rates on a platform’s loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Illiquidity Risk. Alternative Credit investments generally have a maturity between six months to five years. Investors acquiring Alternative Credit investments and other Alternative Credit Instruments directly through platforms and hoping to recoup their entire principal must generally hold their loans through maturity. Alternative Credit investments and other Alternative Credit Instruments may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those Alternative Credit Instruments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop, for Alternative Credit investments and such other Alternative Credit Instruments and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its Alternative Credit investments until maturity. The Fund may not be able to sell any of its Alternative Credit Instruments even under circumstances when the Adviser believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its Alternative Credit Instruments may be adversely affected. Moreover, certain Alternative Credit Instruments are subject to certain additional significant restrictions on transferability. Although the Fund may

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attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

The Fund may also invest without limitation in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities may also be more difficult to value, especially in challenging markets.

Limited Operating History of Platforms Risk. Many of the platforms, and alternative credit in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Alternative Credit and the long term outlook of the industry is uncertain. In addition, because Alternative Credit investments are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans.

Market Discount. Common stock of closed-end funds frequently trades at a discount from its net asset value. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in closed-end funds.

Alternative Credit and Pass-Through Notes Risk. Alternative Credit Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Alternative Credit investments will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Alternative Credit in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Alternative Credit. With respect to Alternative Credit secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Alternative Credit.

Furthermore, Alternative Credit may not contain any cross-default or similar provisions. To the extent an Alternative Credit investment does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In

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RiverNorth Specialty Finance Corporation
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addition, the Alternative Credit investment will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Alternative Credit investment. If a borrower first defaults on debt obligations other than the Alternative Credit investment, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Alternative Credit investment if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Alternative Credit investments from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an Alternative Credit investment after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court.

As Pass-Through Notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Alternative Credit investment originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Alternative Credit investment timely make all payments due from them. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Alternative Credit Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Mortgage-Backed Securities Risks. Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Fund invests in mortgage-backed securities and is subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Pandemic Risk. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe

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losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance. The inclusion of Pandemic Risk under the Risk Factors section is a material change since the prior disclosure date.

Platform Concentration Risk. The Fund may invest 25% or more of its Managed Assets in Alternative Credit originated from one or a limited number of platform(s). A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund’s concentration in certain platforms may expose it to increased risk of default and loss on the Alternative Credit in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Fund’s investments in preferred stock to decline.

Prepayment Risk. Borrowers may decide to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty (unless the underlying loan agreements provide for prepayment penalties as may be the case in certain non-consumer Alternative Credit). In the event of a prepayment of the entire remaining unpaid principal amount of a loan, the Fund will receive such prepayment amount, but further interest will not accrue on the loan after the principal has been paid in full. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and the Fund will not receive all of the interest payments that the Adviser may have originally expected to receive on the loan.

Private Investment Funds Risk. The Fund, as a direct and indirect holder of securities issued by private investment funds, will bear a pro rata share of the vehicles’ expenses, including

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management and performance fees. The performance fees charged by certain private investment funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, private investment fund are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the private investment fund are not entitled to the protections of the 1940 Act.

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations or its financing activity and could decrease the market prices for REITs and for properties held by such REITs. In addition, to the extent a Real Estate Company has its own expenses, the Fund (and indirectly, its shareholders) will bear its proportionate share of such expenses. Real Estate Companies may be subject to concentration risk, interest rate risk, leverage risk, illiquidity risk and regulatory risks associated with applicable domestic and foreign laws.

Regulatory and Other Risks Associated with Platforms and Alternative Credit. The platforms through which Alternative Credit are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to originate or service Alternative Credit or collect on Alternative Credit.

Alternative Credit industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including unfair or deceptive practices. Moreover, Alternative Credit generally are written using standardized documentation. Thus, many borrowers may be similarly situated in so far as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities. However, some borrower agreements contain arbitration provisions that would possibly limit or preclude class action litigation with respect to claims of borrowers.As noted above, each of the platforms through which the Fund may invest may adhere to a novel or different

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RiverNorth Specialty Finance Corporation
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business model, resulting in uncertainty as to the regulatory environment applicable to a particular platform and the Fund.

If the platforms’ ability to be the assignee and beneficiary of a funding bank’s ability to export the interest rates, and related terms and conditions, permitted under the laws of the state where the bank is located to borrowers in other states was determined to violate applicable lending laws, this could subject the platforms to the interest rate restrictions, and related terms and conditions, of the lending or usury laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could materially and negatively impact the platforms’ operations and ability to operate, in which case they may be forced to terminate or significantly alter their business and activities, resulting in a reduction in the volume of loans available for investment for lenders such as the Fund.

In addition, numerous statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of a creditor to enforce an Alternative Credit investment. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on Alternative Credit will increase the potential bankruptcy risk to platforms and its related entities.

The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms would likely seek to pass through any increase in costs to lenders such as the Fund. Further, changes in the regulatory application or judicial interpretation of the laws and regulations applicable to financial institutions generally and alternative credit in particular also could impact the manner in which the alternative credit industry conducts its business. The regulatory environment in which financial institutions operate has become increasingly complex and robust, and supervisory efforts to apply relevant laws, regulations and policies have become more intense.

Risk of Adverse Market and Economic Conditions. Alternative Credit default rates, and Alternative Credit generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Alternative Credit may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Alternative Credit to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall alternative credit industry.

Risks of Concentration in the Financials Sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Thus, the Fund’s concentration in securities of companies within industries in the financial sector may make it more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

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Risk of Inadequate Guarantees and/or Collateral of Alternative Credit. To the extent that the obligations under an Alternative Credit investment are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent an Alternative Credit investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Alternative Credit investment. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Alternative Credit investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower of a secured Alternative Credit investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain.

Risk of Regulation as an Investment Company or an Investment Adviser. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Investment Advisers Act of 1940, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Alternative Credit investments, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Risks Associated with Recent Events in the Alternative Credit Industry. The alternative credit industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Alternative Credit (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Alternative Credit and result in significant losses.

In early 2016, concerns were raised pertaining to certain loan identification practices and other compliance related issues of LendingClub. Those resulted in top management changes at LendingClub and class action lawsuits being filed against LendingClub after its stock precipitously dropped, and as a result, increased volatility in the industry and caused some institutional investors to retrench from purchasing Alternative Credit Instruments, either from LendingClub specifically or in general with respect to any Alternative Credit Instruments. LendingClub entered into a settlement with the SEC in September 2018 related to these events. While the industry has stabilized after these events, the occurrence of any additional negative business practices involving an alternative credit platform, or the inability for alternative credit platforms to assure investors and other market participants of its ability to conduct business practices acceptable to borrowers and investors, may significantly and adversely impact the platforms and/or the alternative credit industry as a whole and, therefore, the Fund’s investments in Alternative Credit Instruments.

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

There has been increased regulatory scrutiny of the Alternative Credit industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into Alternative Credit platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that Alternative Credit platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by alternative credit platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Small and Mid-Capitalization Investing Risk. The Fund may gain exposure to the securities of small capitalization companies, mid-capitalization companies and recently organized companies. For example, the Fund may invest in securities of alternative credit platforms or may gain exposure to other small capitalization, mid-capitalization and recently organized companies through investments in the borrowings of such companies facilitated through an alternative credit platform. Historically, such investments, and particularly investments in smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies.

SME Loans Risk. The businesses of SME loan borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments, among other concerns, which may adversely affect the ability of such borrowers to make principal and interest payments on the SME loans. Certain SMEs may be unable to effectively access public equity or debt markets. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. These traditional sources of credit typically impose more stringent credit requirements than the loans provided by certain platforms through which the Fund may make its investments.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

Specialty Finance and Other Financial Companies Risk. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Any impediments to a specialty finance or other financial company’s access to capital markets, such as those caused by general economic conditions or a negative perception in the capital markets of the company’s financial condition or prospects, could adversely affect such company’s business. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies.

Specialty finance and other financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Credit losses or mergers, acquisitions, or bankruptcies of financial firms could make it difficult for specialty finance and other financial companies to obtain financing on favorable terms or at all, which would seriously affect the profitability of such firms. Furthermore, accounting rule changes, including with respect to the standards regarding the valuation of assets, consolidation in the financial industry and additional volatility in the stock market have the potential to significantly impact specialty finance companies as well.

Specialty finance and other financial companies in general are subject to extensive governmental regulation, which may change frequently. Regulatory changes could cause business disruptions or result in significant loss of revenue to companies in which the Fund invests, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets and the Fund’s investments in specialty finance and other financial companies. Specialty finance and other financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund’s ability to invest in certain specialty finance and other financial companies.

Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

The performance of the Fund’s investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity and marketing competition. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies’ policy sales, tax obligations and profitability.

SPAC Risks. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. The inclusion of SPAC Risks under the Risk Factors section is a material change since the prior disclosure date.

Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board of Directors. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

Tax Risk. The treatment of Alternative Credit and other Alternative Credit Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the alternative credit industry. Investors should consult their tax advisors as to the potential tax treatment of Shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund will need to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by alternative credit platforms. Chapman and Cutler LLP has given the Fund its opinion that the issuer of such loans will be the identified borrowers in the loan documentation. However, if the IRS were to disagree and successfully assert that the alternative credit platforms should be viewed as the issuer of the loans, the Fund would not satisfy the regulated investment company diversification tests. Chapman and Cutler LLP has given its opinion that, if the Fund follows its methods of operation as described in the Registration Statement and its compliance manual, the Fund will satisfy the regulated investment company diversification tests. If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to shareholders would not be deductible by the Fund in computing its taxable income.

Structural and Market-Related Risks:

Anti-Takeover Provisions. Maryland law and the Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the common shareholders of opportunities to sell their common shares at a premium over the then current market price of the common shares or at NAV.

Controlling Shareholder Risk. The Shares may be held by a Shareholder, such as a RiverNorth Fund, or a group of Shareholders that may own a significant percentage of the Fund for an indefinite period of time. As long as a RiverNorth Fund holds a substantial amount of the Fund’s Shares, it may be able to exercise a controlling influence in matters submitted to a vote of Shareholders. The ability to exercise a controlling influence over the Fund may result in conflicts of interest because, among other things, the Adviser is the investment adviser of the Fund and each of the RiverNorth Funds.

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Distribution Policy Risks. The Fund makes distributions to Shareholders on a monthly basis in an amount equal to 10% annually of the Fund’s NAV per Share. These fixed distributions are not

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

related to the amount of the Fund’s net investment income or net realized capital gains. If, for any monthly distribution, net investment income and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s assets. The Fund’s distribution rate is not a prediction of what the Fund’s actual total returns will be over any specific future period.

A portion or all of any distribution of the Fund may consist of a return of capital. A return of capital represents the return of a Shareholder’s original investment in the Shares, and should not be confused with a dividend from profits and earnings. Such distributions are generally not treated as taxable income for the investor. Instead, Shareholders will experience a reduction in the basis of their Shares, which may increase the taxable capital gain, or reduce capital loss, realized upon the sale of such Shares. Upon a sale of their Shares, Shareholders generally will recognize capital gain or loss measured by the difference between the sale proceeds received by the Shareholder and the Shareholder’s federal income tax basis in the Shares sold, as adjusted to reflect return of capital. It is possible that a return of capital could cause a Shareholder to pay a tax on capital gains with respect to Shares that are sold for an amount less than the price originally paid for them. Shareholders are advised to consult with their own tax advisers with respect to the tax consequences of their investment in the Fund. The Fund’s distribution policy may result in the Fund making a significant distribution in December of each year in order to maintain the Fund’s status as a regulated investment company. Depending upon the income of the Fund, such a year-end distribution may be taxed as ordinary income to investors.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s net asset value. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful.

Liquidity Risks. Although the Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Shares in a particular timeframe. Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. In addition, although the Fund conducts quarterly repurchase offers of its Shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option (other than pursuant to the

64	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

Fund’s repurchase policy, as defined below). The NAV of the Shares may be volatile. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products.

Management Risk and Reliance on Key Personnel. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of an alternative credit platform or individual security in which the Fund invests may prove to be incorrect. In addition, the implementation of the Fund’s investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Potential Conflicts of Interest. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and as a result, may face conflicts of interest regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of fees paid to the Adviser, creating a financial incentive for the Adviser to leverage the Fund.

Regulation as Lender Risk. The loan industry is highly regulated and loans made through lending platforms are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. One or more regulatory authorities may assert that the Fund, when acting as a lender under the platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, it would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in Alternative Credit and certain Alternative Credit Instruments. In addition, although in most cases the Fund is not currently required to hold a license in connection with the acquisition and ownership of Alternative Credit, certain states require (and other states could in the future take a similar position) that lenders under alternative credit platforms or holders of Alternative Credit investments be licensed. Such a licensing requirement could subject the Fund to a greater level of regulatory oversight by state governments as well as result in additional costs for the Fund. If required but unable to obtain such licenses, the Fund may be forced to cease investing in loans issued to borrowers in the states in which licensing may be required. To the extent required or determined to be necessary or advisable, the Fund intends to obtain such licenses in order to pursue its investment strategy.

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

Repurchase Policy Risks. Repurchases of Shares will reduce the amount of outstanding Shares and, thus, the Fund’s net assets. To the extent that additional Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to the Fund as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date.

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or

66	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (“Plan“) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Other Investment-Related Risks:

Equity Securities Risks. Equity securities are subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund may have exposure. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Exchange-Traded Note Risks. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. ETNs typically mature 30 years from the date of issue. There may be restrictions on the Fund’s right to liquidate its investment in an ETN prior to maturity (for example, the Fund may only be able to offer its ETN for repurchase by the issuer on a weekly basis), and there may be limited availability of a secondary market.

Investment Company Risks. The Fund will incur higher and additional expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices or operations of such other investment companies. To the extent that the Fund invests in one or more investment companies that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the performance of such investment companies, and that of the Fund, may be more volatile than investment companies that do not concentrate in a particular industry. The investment companies in which the Fund invests are not subject to the Fund’s investment policies and restrictions.

The ETFs (and other index funds) in which the Fund may invest may not be able to replicate exactly the performance of the indices they track due to transactions costs and other expenses of the ETFs. ETFs may not be able to match or outperform their benchmarks. The Fund may be restricted by

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RiverNorth Specialty Finance Corporation
Additional Information	June 30, 2020 (Unaudited)

provisions of the 1940 Act that generally limit the amount the Fund and its affiliates can invest in any one investment company to 3% of such company’s outstanding voting stock. However, pursuant to exemptive orders issued by the SEC to various ETF fund sponsors, the Fund is permitted to invest in certain ETFs in excess of the limits set forth in the 1940 Act subject to the terms and conditions set forth in such exemptive orders.

Portfolio Manager Information

There have been no changes in the Fund’s portfolio managers or background since the prior disclosure date.

Fund Organizational Structure

Since the prior disclosure date, there have been no changes in the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by shareholders.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Independent Directors	June 30, 2020

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the 1940 Act.

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
John K. Carter (1961)	Director	Initial term expires in 2021. Has served since 2019.	Partner, Law Office of John K. Carter, P.A. dba Carter Reymann Law, P.A. (a general practice and corporate law firm)(2015 to present); Managing Partner, Global Recruiters of St. Petersburg (a financial services consulting and recruiting firm) (2012 to 2015).	8	Carillon Mutual Funds (12 funds) (2019 to present); (1 fund) (2016 to present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2013 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).
John S. Oakes (1943)	Director	Initial term expires in 2021. Has served since 2019.	Principal, Financial Search and Consulting (a recruiting and consulting firm) (2013 to present).	9

RiverNorth Opportunities Fund, Inc. (2013 to present); RiverNorth Managed Duration Municipal Income Fund Inc. (2019 to present); RiverNorth Opportunistic Municipal Income Fund, Inc., (2018 to present) RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (2019 to present); RiverNorth Funds (3 funds) (2018 to present); RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present).

Annual Report | June 30, 2020	69

RiverNorth Specialty Finance Corporation
Independent Directors	June 30, 2020

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
J. Wayne Hutchens (1944)	Director	Initial term expires in 2022. Has served since 2019.	Mr. Hutchens is currently retired. Mr. Hutchens is Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present)and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chariman of Chase Bank Colorado.	6

RiverNorth Opportunities Fund, Inc. (2013 to present); RiverNorth Managed Duration Municipal Income Fund Inc. (2019 to present); ALPS Series Trust (9 funds) (2012 to present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (2019 to present); RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present); RiverNorth Opportunistic Municipal Income Fund, Inc (2018 to present).

David M. Swanson (1957)	Director	Initial term expires in 2022. Has served since 2019.	Founder & Managing Partner of SwanDog Strategic Marketing since 2006.	9

RiverNorth Opportunities Fund, Inc. (2013 to present); RiverNorth Managed Duration Municipal Income Fund Inc. (2019 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (2018 to present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (2019 to present); RiverNorth Funds (3 funds) (2018 to present); Managed Portfolio Series (38 funds) (2011 to present); ALPS Variable Investment Trust (7 funds) (2006 to present); RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present).

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RiverNorth Specialty Finance Corporation
Independent Directors	June 30, 2020

[1]	The mailing address of each Director is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.

[2]

The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of the RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Flexible Municipal Income Fund, Inc., and RiverNorth Managed Duration Municipal Income Fund, Inc.

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RiverNorth Specialty Finance Corporation
Interested Directors and Officers	June 30, 2020

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the 1940 Act, and each officer of the Company.

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
Patrick W. Galley(3) (1975)	Director, Chairman and President	Initial term expires in 2020. Has served since 2019.	Chief Investment Officer, RiverNorth Capital Management, LLC. (2004 to present). CEO, RiverNorth Capital Management, LLC (since 2020).	9

(1 fund) (2016 to present); RiverNorth/ DoubleLine Strategic Opportunity Fund, Inc. (1 fund) (2016 to present); RiverNorth Funds (3 funds) (2006 to present); RiverNorth Opportunities Fund, Inc. (1 fund)(2013 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 fund) (2018 to present).

RiverNorth Managed Duration Municipal Income Fund, Inc (2019 to present), RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present).

Jerry Raio(4) (1964)	Director	Initial term expires in 2020. Has served since 2019.	Managing Director - Head of Retail Origination, Wells Fargo (2005 to 2018).	6

RiverNorth DoubleLine Strategic Opportunity Fund, Inc (2016 to present), RiverNorth Opportunities Fund, Inc. (2019 to present); RiverNorth Opportunistic Municipal Income Fund, Inc. (2018 to present); RiverNorth Managed Duration Municipal Income Fund, Inc (2019 to present), RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present).

72	(888) 848-7569 | www.rivernorth.com

RiverNorth Specialty Finance Corporation
Interested Directors and Officers	June 30, 2020

Name, Address[1] and Year of Birth	Position(s) Held with Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director During Past 5 Years
Officers
Jonathan M. Mohrhardt (1974)	Chief Financial Officer and Treasurer	Has served since 2019.	Chief Operating Officer, RiverNorth Capital Management LLC (2011 to present). President, RiverNorth Capital Management, LLC (since 2020)	N/A	Board of Managers RiverNorth Capital Management, LLC (2010 to present); Board of Directors RiverNorth Holdings, Co. (2010 to present).
Marcus L. Collins (1968)	Chief Compliance Officer and Secretary	Has served since 2019.	General Counsel, RiverNorth Capital Management, LLC (2012 to present), Chief Compliance Officer, RiverNorth Capital Management, LLC (2012 to present).	N/A	N/A

[1]	The mailing address of each Director and officer, unless otherwise noted, is 325 N. LaSalle Street, Suite 645, Chicago, IL 60654.

[2]

The “Fund Complex” consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of the RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Flexible Municipal Income Fund, Inc., and RiverNorth Managed Duration Municipal Income Fund, Inc.

[3]	Patrick W. Galley is considered an “Interested” Director as defined in the 1940 Act, because he is an officer of the Company and Chief Investment Officer of the Fund’s investment adviser.

Annual Report | June 30, 2020	73

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

U.S. Bank Global Fund Services

Transfer Agent

DST Systems, Inc.

Independent Registered Public Accounting Firm

KPMG LLP

Custodians

Millennium Trust Company

U.S. Bank, National Association

RiverNorth Capital Management, LLC

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

rivernorth.com

This report is provided for the general information of the shareholders of RiverNorth Specialty Finance Corporation. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code of ethics to an appropriate person or persons identified in the code of ethics; and

(5) Accountability for adherence to the code of ethics.

(c) Amendments: During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) Waivers: During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in
2(a) above were granted.

(e) Posting: We do not intend to post the code of ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The code of ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. J. Wayne Hutchens is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Year Ended 6/30/20	Year Ended 6/30/19
Audit Fees	$150,000	$195,000
Audit-Related Fees	$—	$—
Tax Fees	$8,300	$8,000
All Other Fees	$—	$—

The Audit Committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Year Ended 6/30/20	Year Ended 6/30/19
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The Audit Committee of the Fund has considered whether the provision of non-audit services billed to the Adviser were compatible with maintaining the principal accountant’s independence.

Non-Audit Related Fees	Year Ended 6/30/20	Year Ended 6/30/19
Registrant	$—	$—
Registrant’s Investment Adviser	$—	$—

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: John K. Carter, J. Wayne Hutchens, John S. Oakes and David M. Swanson.

Item 6. Investments.

	Principal Amount	Cost	Market Value
WHOLE LOANS - 47.13%(a)
Consumer Loans - 23.50%
SoFi - 23.50%
36-Month
146718, 8.62%, 02/01/2019(b)	$15,066	$15,066	$1,120
298172, 8.88%, 03/01/2020(b)	16,690	16,690	1,239
301122, 5.95%, 06/01/2021	11,232	11,232	11,334
311948, 9.37%, 03/01/2020(b)	33,239	33,239	2,477
391208, 10.2%, 10/01/2020	4,048	4,048	4,055
396021, 10.2%, 07/01/2020(b)	1,504	1,504	113
405327, 10.2%, 08/01/2020	3,110	3,110	3,102
405484, 7.99%, 08/01/2020	1,618	1,618	1,616
405835, 8.74%, 08/01/2020	1,562	1,562	1,560
405872, 10.2%, 09/01/2020	254	254	253
405908, 8.99%, 08/01/2020	2,202	2,202	2,199
405980, 8.74%, 08/01/2020	3,803	3,803	3,798
406174, 8.49%, 08/01/2020	3,920	3,920	3,915
406176, 9.74%, 08/01/2020	823	823	821
406561, 9.24%, 08/01/2020	1,887	1,887	1,883
408107, 8.74%, 08/01/2020	6,251	6,251	6,242
408148, 7.99%, 08/01/2020	1,082	1,082	1,081
408506, 9.2%, 08/01/2020	2,199	2,199	2,206
409732, 7.74%, 08/01/2020	2,156	2,156	2,153
411458, 8.74%, 08/01/2020	1,034	1,034	1,033
411606, 9.7%, 08/01/2020	1,312	1,312	1,309
412138, 9.74%, 08/01/2020	632	632	631
412190, 7.74%, 08/01/2020	985	985	984
412257, 7.74%, 08/01/2020	2,154	2,154	2,152
414200, 9.74%, 08/01/2020	3,160	3,160	3,153
414304, 7.99%, 08/01/2020	309	309	308
415990, 5.74%, 08/01/2020	599	599	599
417555, 9.24%, 08/01/2020	2,821	2,821	2,815
425044, 8.2%, 09/01/2020	558	558	558
425314, 8.2%, 09/01/2020	930	927	927
425513, 9.7%, 09/01/2020	1,993	1,993	1,992
426552, 7.99%, 09/01/2020	5,563	5,563	5,561
426560, 9.99%, 09/01/2020	476	476	476
431319, 9.7%, 09/01/2020	852	852	851
431534, 9.74%, 09/01/2020	1,252	1,252	1,249
432060, 9.2%, 09/15/2020	3,772	3,772	3,770
432392, 7.74%, 08/20/2020	614	614	614
432946, 7.74%, 09/01/2020	2,305	2,305	2,304
432991, 9.24%, 11/15/2020	3,692	3,692	3,696
433174, 8.2%, 09/01/2020	1,856	1,856	1,854
433189, 9.24%, 09/01/2020	2,614	2,614	2,610
433445, 9.24%, 09/01/2020	4,703	4,703	4,698
433774, 9.2%, 09/01/2020	2,350	2,350	2,348
435163, 8.74%, 09/15/2020	4,311	4,311	4,309
435195, 9.7%, 09/01/2020	1,106	1,106	1,103
435304, 9.7%, 10/16/2020	6,305	6,305	6,311
436231, 7.99%, 09/15/2020	3,610	3,610	3,608
436637, 7.74%, 09/01/2020	1,567	1,567	1,566
462844, 8.74%, 10/01/2020	5,411	5,411	5,410
463018, 9.24%, 10/01/2020	2,630	2,630	2,623
463046, 7.74%, 10/01/2020	6,000	6,000	5,999
463105, 5.74%, 10/01/2020	7,156	7,156	7,154
464696, 9.24%, 10/01/2020	6,224	6,224	6,230
464730, 7.74%, 10/04/2020	5,058	5,058	5,060
465053, 8.74%, 11/15/2020	7,011	7,011	7,015
465141, 7.74%, 10/01/2020	3,965	3,965	3,963
465553, 10.2%, 12/01/2020	6,861	6,861	6,880
465585, 7.74%, 10/25/2020	11,705	11,705	11,707
466025, 9.2%, 10/01/2020	6,219	6,219	6,223
466033, 8.62%, 10/01/2020	5,557	5,557	5,558
466291, 8.2%, 10/01/2020	4,712	4,712	4,715
522441, 5.74%, 01/01/2021	10,377	10,350	10,396
534729, 8.74%, 01/16/2021	7,517	7,497	7,523
541875, 9.2%, 02/01/2021	1,724	1,719	1,726
543001, 9.99%, 02/06/2021	1,752	1,748	1,753
551057, 5.74%, 03/08/2021	9,343	9,318	9,374
552926, 10.24%, 02/09/2021	4,483	4,472	4,507
553925, 5.74%, 02/10/2021	1,886	1,881	1,892
556627, 10.49%, 02/03/2021	10,007	9,981	10,031
558270, 9.2%, 02/19/2021	3,692	3,682	3,708
559479, 5.74%, 02/17/2021	3,077	3,069	3,089
560689, 10.2%, 04/20/2021	15,425	15,385	15,570
560976, 10.49%, 02/19/2021	12,473	12,441	12,535
564263, 7.99%, 02/24/2021	4,369	4,357	4,391
565792, 7.99%, 06/05/2021	8,687	8,664	8,757
568610, 9.45%, 03/05/2021	4,014	4,003	4,025
571782, 9.2%, 03/05/2021	3,446	3,437	3,456
574026, 9.45%, 05/18/2021(b)	9,858	9,832	3,548
590606, 9.45%, 04/05/2021	6,742	6,724	6,766

591002, 7.74%, 04/05/2021	4,215	4,204	4,230
592980, 5.74%, 04/05/2021	14,731	14,692	14,786
598649, 9.45%, 05/25/2021	16,266	16,223	16,381
599658, 11.58%, 05/12/2021	12,095	12,064	12,194
604123, 11.58%, 04/18/2021	7,601	7,581	7,637
611331, 5.74%, 05/05/2021	3,414	3,405	3,419
611390, 11.07%, 06/05/2021	18,543	18,495	18,653
627224, 9.45%, 06/02/2021	2,612	2,605	2,629

Total 36-Month		452,424	386,064

48-Month
517942, 11.6%, 10/01/2022	22,003	21,948	22,141
552954, 11.25%, 02/09/2022	3,651	3,641	3,671
554640, 10%, 02/11/2022	4,646	4,633	4,687
560485, 6.5%, 02/18/2022	11,182	11,153	11,277
560522, 10.25%, 02/18/2022	6,404	6,388	6,456
560567, 6.75%, 02/18/2022	12,541	12,509	12,621
560634, 12.6%, 02/18/2022	14,266	14,229	14,432
560743, 10.25%, 02/18/2022	6,985	6,967	7,049
560808, 11.25%, 02/18/2022	23,529	23,468	23,792
561225, 8.24%, 02/19/2022	10,884	10,855	10,976
561360, 6.5%, 02/19/2022	4,767	4,755	4,796
561445, 10.25%, 02/19/2022	3,347	3,338	3,347
562469, 9.5%, 02/23/2022	16,134	16,092	16,309
562552, 6.5%, 02/23/2022	6,709	6,691	6,770
564938, 11.25%, 02/25/2022	9,411	9,387	9,508
567592, 11.25%, 03/05/2022	15,412	15,372	15,501
570572, 6.75%, 03/05/2022	15,136	15,096	15,203
571146, 9.5%, 04/05/2022	50,467	50,335	50,813
571992, 8.24%, 04/05/2022	18,306	18,259	18,434
573947, 9.5%, 06/07/2022	15,203	15,163	15,326
575266, 10%, 03/08/2022	18,808	18,760	18,941
575880, 10.38%, 03/09/2022	17,064	17,020	17,207
577113, 6.75%, 03/12/2022	16,437	16,395	16,553
580279, 9.75%, 03/15/2022	11,359	11,330	11,452
587050, 6.5%, 07/05/2022	19,772	19,720	19,913
587305, 9.2%, 04/05/2022	24,025	23,962	24,187
587612, 8.5%, 07/05/2022	30,929	30,848	31,097
588135, 10.7%, 04/05/2022	10,727	10,699	10,806
589614, 8.24%, 04/05/2022	5,488	5,474	5,522
590485, 9.74%, 04/05/2022	12,659	12,626	12,748
594041, 10.38%, 04/05/2022	6,069	6,053	6,108
594677, 10%, 04/05/2022	22,810	22,750	22,980
595036, 9.4%, 04/05/2022	36,785	36,690	37,038
595541, 11.75%, 04/06/2022	5,985	5,970	6,029
600943, 8.24%, 04/13/2022	7,472	7,453	7,529
602291, 6.5%, 04/17/2022	14,927	14,888	15,060
602981, 8.24%, 04/17/2022	14,944	14,905	15,067
604187, 8.5%, 04/18/2022	5,993	5,978	6,044
607163, 9.53%, 04/21/2022	20,181	20,129	20,382
607959, 8.5%, 04/15/2022	5,468	5,454	5,520
613296, 10.75%, 06/05/2022	5,809	5,794	5,836
615995, 8.24%, 05/05/2022	15,162	15,123	15,263
632168, 9.75%, 06/05/2022	4,756	4,743	4,761
632215, 10.75%, 06/05/2022	3,596	3,587	3,625
638886, 7.99%, 06/06/2022	8,167	8,145	8,205

Total 48-Month		614,776	620,979

60-Month
116017, 8.12%, 12/01/2020	5,204	5,204	5,206
117833, 8.12%, 12/01/2020	6,948	6,948	6,950
121424, 8.12%, 01/01/2021(b)	3,428	3,428	519
136532, 8.37%, 01/01/2021	3,451	3,451	3,455
139986, 9.24%, 02/01/2021(b)	4,690	4,690	258
166878, 10.24%, 04/01/2021	6,424	6,407	6,400
225895, 9%, 10/01/2021	8,073	8,073	8,133
226654, 10.38%, 10/01/2021	15,837	15,837	16,041
226958, 10.38%, 10/01/2021(b)	24,795	24,795	1,838
227105, 9.87%, 10/01/2021	29,994	29,994	30,280
227824, 7.32%, 10/01/2021	15,064	15,064	15,154
227951, 10.38%, 10/01/2021	5,380	5,380	5,449
228172, 9.87%, 10/01/2021	4,647	4,647	4,694
228994, 7.32%, 11/01/2021	7,426	7,426	7,462
282926, 10.74%, 02/01/2022	2,363	2,363	2,394
282991, 10.38%, 02/01/2022	4,884	4,884	4,930
284123, 11.25%, 02/01/2022	11,897	11,897	12,062
284273, 10.38%, 02/01/2022	9,787	9,787	9,909
284836, 9%, 02/01/2022(b)	45,993	45,993	3,403
284949, 10.38%, 02/01/2022	8,214	8,214	8,325
292138, 10.74%, 02/01/2022	4,125	4,125	4,173
292205, 9.87%, 03/01/2022	24,490	24,490	24,766
292497, 10.38%, 02/01/2022	5,459	5,459	5,527
292566, 10.38%, 02/01/2022	19,064	19,064	19,301
293307, 10.74%, 02/01/2022	3,778	3,778	3,825

293969, 7.32%, 02/01/2022	13,325	13,325	13,412
294652, 7.32%, 02/01/2022	37,247	37,247	37,528
294886, 10.38%, 02/01/2022	3,713	3,713	3,759
295301, 11.25%, 02/15/2022	7,388	7,388	7,490
296586, 9%, 05/20/2022(b)	20,447	20,447	20,633
296830, 9%, 02/01/2022	19,039	19,039	19,204
297082, 10.38%, 02/01/2022	10,119	10,119	10,245
297799, 10.74%, 04/01/2022	10,766	10,766	10,919
298786, 10.74%, 06/01/2022	13,221	13,221	13,383
300163, 10.38%, 03/01/2022	8,200	8,200	8,302
301115, 10.38%, 03/01/2022	6,111	6,111	6,192
301343, 10.74%, 03/01/2022	16,468	16,468	16,686
301572, 9%, 03/01/2022	26,088	26,088	26,298
301832, 7.32%, 03/01/2022	31,309	31,309	31,518
301905, 7.32%, 03/01/2022	28,820	28,820	29,012
302109, 10.74%, 05/01/2022	22,361	22,361	22,793
302229, 9.87%, 03/01/2022	7,780	7,780	7,869
303519, 10.38%, 03/01/2022	9,127	9,127	9,230
304543, 10.38%, 03/01/2022	2,451	2,451	2,464
304667, 10.38%, 03/01/2022	3,557	3,557	3,574
304733, 10.74%, 03/01/2022	8,347	8,347	8,463
304745, 9.87%, 03/01/2022	7,108	7,108	7,189
304791, 9.87%, 03/01/2022	1,339	1,339	1,336
305274, 10.38%, 03/01/2022	6,645	6,645	6,743
305398, 10.74%, 03/06/2022	14,406	14,406	14,596
308802, 9%, 03/01/2022	6,026	6,026	6,081
309065, 9%, 03/01/2022	36,269	36,269	36,560
309087, 10.38%, 04/01/2022	7,100	7,100	7,191
310189, 10.38%, 03/01/2022	10,349	10,349	10,478
311605, 10.38%, 03/01/2022	4,729	4,729	4,788
315052, 7.32%, 03/01/2022	29,194	29,194	29,366
315287, 10.38%, 03/15/2022	19,104	19,104	19,364
315390, 9%, 03/01/2022	2,995	2,995	3,022
316800, 11.25%, 03/15/2022	2,696	2,696	2,724
316868, 10.74%, 03/01/2022	20,451	20,451	20,708
317118, 10.74%, 03/01/2022	20,451	20,451	20,708
317141, 7.32%, 03/01/2022(b)	20,703	20,703	1,535
317161, 10.38%, 03/01/2022	6,105	6,105	6,177
317166, 10.74%, 03/01/2022	7,362	7,362	7,455
317182, 10.74%, 03/15/2022	17,678	17,678	17,901
317224, 10.74%, 03/01/2022	6,556	6,556	6,654
318996, 10.38%, 04/01/2022	2,994	2,994	3,035
319866, 9.87%, 04/01/2022	15,736	15,736	15,882
319973, 10.74%, 04/10/2022(b)	18,390	18,390	13,614
319974, 9%, 04/01/2022	6,288	6,288	6,332
319998, 10.74%, 04/01/2022	17,192	17,192	17,401
320135, 11.25%, 04/01/2022	10,822	10,822	10,987
320137, 7.32%, 04/01/2022	18,406	18,406	18,513
320146, 9.87%, 04/01/2022	14,749	14,749	14,916
320255, 10.74%, 04/01/2022	17,192	17,192	17,401
321485, 9.87%, 07/01/2022	16,546	16,546	16,704
321668, 10.74%, 04/01/2022	2,667	2,667	2,706
321787, 10.38%, 04/01/2022	4,221	4,221	4,278
323420, 7.32%, 05/01/2022	2,326	2,326	2,341
323422, 10.74%, 04/01/2022	15,017	15,017	15,200
324559, 10.74%, 04/01/2022	5,576	5,576	5,657
324689, 7.32%, 04/01/2022	12,254	12,254	12,325
324800, 9.87%, 04/01/2022	41,808	41,808	42,198
324855, 9%, 04/14/2022(b)	17,720	17,720	1,310
324903, 10.74%, 04/17/2022	6,130	6,130	6,204
364784, 7.2%, 06/01/2022	26,560	26,560	26,737
375605, 11.2%, 07/01/2022	19,475	19,475	19,759
386424, 10.49%, 07/01/2022	14,399	14,399	14,580
389811, 8.99%, 07/01/2022	16,465	16,465	16,627
390626, 7.2%, 07/01/2022	29,226	29,226	29,423
391226, 10.99%, 07/01/2022	10,898	10,898	11,036
391901, 10.74%, 01/01/2023(b)	10,201	10,174	757
392751, 8.99%, 07/01/2022	14,792	14,792	14,905
392781, 11.2%, 08/01/2022	7,217	7,217	7,310
392846, 9.99%, 07/01/2022	23,781	23,781	24,057
395984, 11.2%, 07/01/2022	2,903	2,903	2,936
396936, 11.2%, 07/01/2022	11,280	11,280	11,423
397051, 8.99%, 07/01/2022	37,512	37,512	37,798
405328, 10.74%, 08/01/2022	24,952	24,952	25,262
405341, 8.99%, 08/01/2022	18,545	18,545	18,724
405412, 9.74%, 08/05/2022	30,558	30,558	30,916

405442, 9.99%, 08/01/2022	20,760	20,760	21,027
405516, 8.99%, 09/01/2022	19,913	19,913	20,091
405663, 10.49%, 08/15/2022	5,879	5,879	5,954
405694, 10.74%, 08/15/2022	5,298	5,298	5,366
405717, 10.99%, 08/01/2022	14,464	14,464	14,670
405726, 10.99%, 09/15/2022(b)	44,579	44,579	3,308
405747, 10.99%, 08/01/2022	6,574	6,574	6,664
405819, 10.99%, 09/01/2022	26,121	26,121	26,490
405837, 9.74%, 08/01/2022	21,187	21,187	21,435
405850, 6.99%, 09/01/2022	25,032	25,032	25,223
405929, 7.2%, 08/01/2022	9,961	9,961	10,045
405968, 11.2%, 08/01/2022	5,699	5,699	5,777
406060, 10.99%, 08/01/2022	2,502	2,502	2,537
406075, 10.2%, 08/01/2022	21,559	21,559	21,837
406374, 9.74%, 08/01/2022	5,459	5,459	5,523
406988, 10.49%, 08/01/2022	11,437	11,437	11,589
408075, 10.2%, 08/01/2022	24,767	24,767	25,087
408164, 8.74%, 08/01/2022	48,627	48,627	49,094
408219, 7.2%, 08/01/2022	35,748	35,748	36,067
408278, 9.7%, 08/01/2022	7,384	7,384	7,471
408434, 7.2%, 08/01/2022	23,296	23,296	23,498
408519, 9.7%, 08/01/2022	11,855	11,855	12,013
409176, 6.99%, 08/01/2022	47,526	47,526	47,948
409221, 11.2%, 08/01/2022	15,543	15,543	15,757
409267, 6.99%, 08/01/2022	9,505	9,505	9,589
409372, 11.7%, 08/01/2022	25,226	25,226	25,574
409602, 9.74%, 08/01/2022	14,031	14,031	14,195
409701, 11.7%, 08/15/2022	10,667	10,667	10,773
410171, 10.2%, 08/01/2022	22,333	22,333	22,621
410257, 9.74%, 08/01/2022	19,688	19,688	19,918
410310, 11.7%, 08/01/2022(b)	11,696	11,696	866
410433, 11.2%, 08/05/2022	13,710	13,710	13,862
410471, 8.99%, 08/01/2022	29,255	29,255	29,537
410485, 10.74%, 08/01/2022	14,976	14,976	15,177
410564, 10.2%, 08/01/2022	10,425	10,398	10,407
410607, 10.2%, 08/01/2022	12,231	12,231	12,389
411202, 8.99%, 08/15/2022	31,871	31,871	32,203
411558, 9.7%, 09/01/2022	7,107	7,107	7,075
411624, 11.7%, 10/01/2022	7,536	7,536	7,672
411669, 10.2%, 08/01/2022	4,946	4,946	5,010
411870, 9.74%, 08/01/2022	22,133	22,133	22,391
411881, 8.2%, 08/01/2022	14,494	14,494	14,626
411961, 9.74%, 08/01/2022	17,214	17,214	17,415
412027, 8.49%, 08/01/2022	5,325	5,325	5,376
412366, 11.2%, 08/01/2022	16,025	16,025	16,245
412485, 9.7%, 10/01/2022	12,084	12,084	12,287
413232, 6.99%, 08/01/2022	23,740	23,740	23,951
413287, 8.99%, 09/01/2022	12,644	12,644	12,753
413364, 8.49%, 08/01/2022	33,883	33,883	34,207
413490, 11.2%, 08/01/2022	12,516	12,516	12,688
413534, 11.24%, 08/01/2022	10,017	10,017	10,152
413538, 9.74%, 08/01/2022	12,784	12,784	12,933
413542, 8.49%, 08/01/2022	9,680	9,680	9,773
414076, 9.74%, 08/01/2022	19,563	19,563	19,792
414079, 6.99%, 08/01/2022	47,474	47,474	47,895
414249, 7.2%, 08/01/2022	9,520	9,520	9,605
414281, 7.2%, 10/01/2022	16,618	16,618	16,822
415278, 10.2%, 08/01/2022	17,793	17,793	18,022
415310, 11.2%, 08/01/2022	6,962	6,962	7,030
415423, 11.2%, 08/16/2022	25,130	25,130	25,477
415474, 8.99%, 08/16/2022	15,637	15,637	15,765
415511, 9.7%, 08/01/2022	11,187	11,187	11,330
415526, 11.2%, 08/01/2022	10,006	10,006	10,144
415528, 8.49%, 08/01/2022	33,552	33,552	33,614
415606, 11.2%, 09/01/2022	13,441	13,441	13,618
415648, 7.2%, 08/01/2022	14,277	14,277	14,404
415706, 11.2%, 09/15/2022	18,288	18,288	18,580
415750, 11.2%, 09/15/2022	12,283	12,283	12,445
415895, 10.2%, 08/01/2022	13,835	13,835	14,013
415897, 11.2%, 09/01/2022	4,697	4,697	4,759
415921, 8.49%, 08/01/2022	27,571	27,571	27,835
415933, 7.2%, 07/20/2022	12,812	12,812	12,865
416011, 10.74%, 08/01/2022	4,974	4,974	5,040
416074, 11.24%, 08/01/2022	11,495	11,495	11,649
417568, 8.49%, 08/01/2022	21,752	21,752	21,960
417614, 9.7%, 08/15/2022	8,373	8,373	8,472
417615, 11.24%, 08/01/2022	24,207	24,207	24,516
417866, 9.24%, 08/15/2022	4,896	4,896	4,947
417911, 8.49%, 08/01/2022	23,520	23,520	23,678
417944, 11.2%, 08/01/2022	14,992	14,992	15,198
418016, 10.2%, 08/01/2022	3,456	3,456	3,500
418018, 9.24%, 08/01/2022	24,396	24,396	24,679

418045, 8.2%, 08/01/2022	4,816	4,816	4,860
418072, 11.2%, 08/01/2022	10,431	10,431	10,562
418116, 8.2%, 08/01/2022	16,835	16,835	16,987
418154, 10.2%, 08/01/2022	19,850	19,850	20,105
418159, 8.99%, 08/01/2022	14,426	14,426	14,565
418205, 10.2%, 08/01/2022	3,757	3,757	3,778
418250, 10.74%, 08/01/2022	20,874	20,874	21,152
418268, 10.74%, 08/01/2022	24,433	24,433	24,767
421680, 10.74%, 08/01/2022	24,800	24,800	25,131
424407, 8.99%, 08/01/2022	48,563	48,563	49,011
424905, 11.2%, 09/22/2022	15,148	15,148	15,364
425031, 8.49%, 09/01/2022	4,524	4,524	4,565
425035, 11.7%, 09/15/2022	22,795	22,795	23,051
425037, 8.49%, 09/01/2022	15,079	15,079	15,182
425074, 10.2%, 09/01/2022	11,298	11,298	11,417
425075, 8.99%, 09/01/2022	7,587	7,587	7,655
425087, 9.74%, 09/15/2022	8,369	8,369	8,462
425192, 9.24%, 09/15/2022	20,365	20,365	20,599
425255, 7.2%, 10/01/2022	23,145	23,145	23,290
425298, 11.7%, 09/10/2022(b)	35,302	35,302	2,612
425515, 9.74%, 09/01/2022	7,137	7,137	7,201
425556, 11.24%, 09/01/2022	26,009	26,009	26,291
426264, 10.2%, 09/01/2022(b)	5,804	5,804	431
426672, 7.2%, 09/01/2022	7,934	7,934	7,983
426680, 8.99%, 09/01/2022	30,343	30,343	30,546
426696, 9.7%, 09/01/2022	15,311	15,311	15,473
427621, 11.7%, 11/05/2022	6,047	6,047	6,123
430347, 8.2%, 09/01/2022	50,015	50,015	50,364
430616, 9.74%, 09/01/2022	30,590	30,590	30,890
430730, 8.99%, 09/01/2022	34,372	34,372	34,635
431065, 7.2%, 09/01/2022	11,356	11,356	11,435
431069, 11.2%, 10/01/2022	19,410	19,410	19,658
431101, 8.49%, 09/01/2022	19,071	19,071	19,216
431123, 11.24%, 09/01/2022	9,571	9,571	9,677
431209, 10.74%, 10/01/2022	20,500	20,500	20,782
431334, 11.7%, 12/01/2022	25,742	25,742	26,011
431480, 9.24%, 09/01/2022	15,197	15,197	15,346
431518, 8.99%, 09/01/2022	5,050	5,050	5,088
432025, 8.49%, 09/01/2022	40,140	40,140	40,445
432039, 11.2%, 11/01/2022	22,500	22,500	22,739
432103, 11.7%, 09/01/2022	13,045	13,045	13,203
432117, 8.49%, 08/23/2022	23,013	23,013	23,213
432251, 8.2%, 10/01/2022	13,007	13,007	13,103
432262, 9.7%, 10/01/2022	12,005	12,005	12,168
432306, 9.7%, 09/01/2022	9,102	9,102	9,212
432504, 7.2%, 09/01/2022	21,699	21,699	21,822
432572, 9.7%, 09/01/2022	25,466	25,466	25,751
432580, 11.7%, 09/01/2022	26,091	26,091	26,406
432941, 9.24%, 09/01/2022	7,766	7,766	7,854
433038, 7.2%, 09/01/2022	2,467	2,467	2,488
433138, 9.74%, 09/01/2022	14,521	14,521	14,671
433160, 10.74%, 09/01/2022	5,072	5,072	5,118
433464, 9.74%, 09/01/2022	20,367	20,367	20,566
433465, 9.7%, 09/01/2022	25,447	25,447	25,731
433563, 7.2%, 09/01/2022	9,680	9,680	9,709
433582, 9.24%, 09/01/2022	39,502	39,502	39,889
433778, 8.49%, 09/01/2022	16,546	16,546	16,672
433797, 10.49%, 09/01/2022	24,847	24,847	25,099
433975, 9.74%, 09/01/2022	20,367	20,367	20,567
433995, 9.7%, 09/01/2022(b)	48,737	48,737	3,623
434015, 10.74%, 09/01/2022	21,646	21,646	21,899
434778, 8.99%, 09/01/2022	7,566	7,566	7,624
434809, 10.74%, 09/01/2022	10,820	10,820	10,947
434939, 9.7%, 09/01/2022	10,176	10,176	10,290
434982, 11.7%, 10/01/2022	9,762	9,762	9,882
435067, 10.2%, 09/01/2022	15,434	15,434	15,614
435069, 8.2%, 09/01/2022	4,995	4,995	5,030
435246, 7.2%, 09/01/2022	12,332	12,332	12,417
435292, 8.49%, 09/01/2022	20,052	20,052	20,205
435404, 11.2%, 09/01/2022	16,060	16,060	16,255
435426, 10.2%, 09/01/2022(b)	8,523	8,523	0
435442, 9.74%, 12/01/2022	40,208	40,208	40,625
435498, 9.7%, 09/01/2022	25,549	25,549	25,896
435499, 10.74%, 09/01/2022	25,764	25,764	26,065
435567, 9.74%, 09/01/2022	15,243	15,243	15,412
435578, 9.74%, 09/01/2022	23,671	23,671	23,903
436053, 11.7%, 09/01/2022	14,849	14,849	15,028
436064, 7.2%, 09/01/2022	12,347	12,347	12,432
436073, 9.49%, 09/01/2022	9,838	9,838	9,951
436181, 9.74%, 09/01/2022	12,723	12,723	12,847
436205, 10.74%, 09/01/2022	25,755	25,755	26,056
436214, 11.7%, 08/21/2022	7,008	7,008	7,014

436229, 8.99%, 09/01/2022	40,343	40,343	40,650
436232, 8.49%, 09/10/2022	22,605	22,605	22,772
436240, 8.99%, 09/01/2022	6,844	6,844	6,858
436366, 8.49%, 08/20/2022	14,488	14,488	14,614
436384, 9.74%, 09/01/2022	30,278	30,278	30,615
436396, 9.24%, 09/03/2022	2,530	2,530	2,555
436405, 11.24%, 09/21/2022	19,808	19,808	20,050
436409, 9.74%, 10/01/2022	16,712	16,712	16,964
436557, 9.24%, 11/01/2022	16,429	16,429	16,603
436703, 8.99%, 09/01/2022	11,094	11,094	11,179
436757, 11.7%, 09/01/2022	16,672	16,672	16,874
436783, 9.7%, 09/01/2022	16,786	16,786	16,974
436811, 8.2%, 09/01/2022	19,975	19,975	20,115
436892, 9.24%, 09/01/2022	18,369	18,369	18,546
453770, 9.24%, 10/01/2022	20,943	20,943	21,187
454207, 9.24%, 10/01/2022	26,265	26,265	26,535
454528, 9.24%, 10/01/2022	20,927	20,927	21,171
455035, 10.74%, 10/01/2022	25,218	25,218	25,527
455374, 8.49%, 01/06/2023	28,453	28,453	28,624
455896, 11.7%, 10/01/2022	25,506	25,506	25,684
456158, 9.7%, 10/01/2022	10,518	10,518	10,653
456160, 11.2%, 10/01/2022	15,522	15,522	15,735
456949, 9.7%, 10/01/2022	20,131	20,131	20,369
457191, 11.24%, 10/01/2022	26,768	26,768	27,110
462789, 11.2%, 10/01/2022	26,693	26,693	27,048
462790, 11.24%, 10/01/2022	26,667	26,667	27,008
462800, 9.7%, 10/01/2022	22,076	22,076	22,356
462810, 9.24%, 10/01/2022	38,046	38,046	38,459
462824, 8.49%, 10/01/2022	16,149	16,149	16,226
462855, 11.2%, 10/01/2022	25,091	25,091	25,425
462866, 9.62%, 10/01/2022	23,589	23,589	23,842
462886, 7.2%, 10/01/2022	36,176	36,176	36,438
462899, 7.2%, 10/01/2022	19,420	19,420	19,545
462917, 11.2%, 10/01/2022	26,693	26,693	27,048
462921, 7.2%, 10/01/2022	28,019	28,019	28,241
462938, 11.2%, 11/01/2022	21,037	21,037	21,299
462951, 8.99%, 10/01/2022	26,540	26,540	26,760
462993, 8.49%, 10/01/2022	20,693	20,693	20,868
463011, 11.2%, 10/01/2022	24,023	24,023	24,343
463070, 10.74%, 10/10/2022	26,621	26,621	26,967
463137, 7.2%, 10/01/2022	31,489	31,489	31,723
463169, 9.24%, 10/15/2022	22,581	22,581	22,820
463185, 11.2%, 10/01/2022	26,693	26,693	27,048
463186, 9.74%, 10/01/2022	39,588	39,588	39,989
463192, 7.2%, 10/01/2022	43,304	43,304	43,646
463197, 9.7%, 10/15/2022	20,591	20,591	20,766
463209, 10.99%, 10/01/2022	23,968	23,968	24,276
464721, 9.24%, 10/15/2022	38,693	38,693	39,113
464753, 10.2%, 10/01/2022	15,578	15,578	15,772
464774, 6.83%, 10/10/2022	48,243	48,243	48,526
464835, 10.74%, 10/01/2022	26,515	26,515	26,858
464925, 11.2%, 10/01/2022	26,653	26,653	27,008
464971, 8.49%, 10/01/2022	4,065	4,065	4,060
465097, 8.99%, 10/15/2022	24,922	24,922	25,116
465231, 10.74%, 10/01/2022	25,985	25,985	26,321
465263, 10.74%, 10/01/2022	26,515	26,515	26,858
465267, 8.99%, 10/01/2022	26,499	26,499	26,691
465308, 11.2%, 10/01/2022	21,322	21,322	21,606
465415, 11.2%, 12/01/2022	23,607	23,607	23,833
465456, 9.74%, 10/01/2022	23,593	23,593	23,845
465462, 7.2%, 10/01/2022	24,827	24,827	25,026
465463, 9.7%, 10/01/2022	20,961	20,961	21,227
465481, 10.99%, 10/01/2022	26,590	26,590	26,931
465514, 10.33%, 10/01/2022	23,751	23,751	24,046
465525, 6.83%, 01/01/2023	33,961	33,961	34,165
465527, 8.99%, 10/01/2022	20,753	20,753	20,898
465550, 9.62%, 12/01/2022	42,095	42,095	42,448
465573, 10.99%, 10/15/2022	26,364	26,364	26,698
465608, 9.7%, 10/01/2022	20,961	20,961	21,227
465917, 10.2%, 10/01/2022	26,361	26,361	26,615
465923, 11.2%, 10/01/2022	7,459	7,459	7,559
465930, 10.74%, 10/01/2022	16,910	16,910	17,039
465959, 10.2%, 10/01/2022	23,711	23,711	24,006
465972, 7.2%, 10/01/2022	20,543	20,543	20,634
465979, 10.74%, 10/01/2022	26,507	26,507	26,850
465980, 10.33%, 10/01/2022	26,383	26,383	26,710
466044, 8.99%, 02/01/2023	47,261	47,261	47,710
466093, 10.33%, 10/01/2022	25,455	25,455	25,754
466129, 9.24%, 10/01/2022	20,846	20,846	21,072
466160, 11.7%, 10/01/2022	26,794	26,794	27,146
466161, 7.2%, 10/01/2022	25,443	25,443	25,644
466177, 8.99%, 10/01/2022	34,817	34,817	35,106

466258, 7.2%, 12/01/2022	32,530	32,530	32,724
466259, 6.83%, 10/01/2022	25,330	25,330	25,533
466268, 10.2%, 10/01/2022	26,348	26,348	26,676
466294, 9.74%, 10/01/2022	20,941	20,941	21,129
466303, 8.74%, 10/01/2022	23,316	23,316	23,511
466305, 9.7%, 10/01/2022	26,196	26,196	26,527
466317, 11.7%, 10/01/2022	26,796	26,796	27,068
466325, 9.7%, 10/01/2022	22,017	22,017	22,234
466359, 9.74%, 11/01/2022	21,248	21,248	21,407
466411, 10.2%, 10/01/2022	26,346	26,346	26,674
466434, 11.7%, 10/01/2022	26,794	26,794	27,146
497488, 9.74%, 12/01/2022	5,594	5,580	5,646
507582, 10.74%, 12/01/2022	8,457	8,435	8,511
519926, 10.33%, 04/01/2023	31,552	31,470	31,892
527799, 9.62%, 01/01/2023	16,343	16,301	16,459
534880, 8.99%, 01/14/2023	10,067	10,041	10,111
537855, 11.7%, 02/01/2023	9,691	9,665	9,784
551579, 9.87%, 02/08/2023	7,111	7,093	7,184
553891, 9.74%, 02/10/2023	40,760	40,654	41,164
554783, 10.33%, 02/11/2023	8,939	8,916	9,042
556621, 9.12%, 02/15/2023	5,881	5,866	5,938
556626, 11.74%, 02/15/2023	30,056	29,978	30,435
556776, 10.58%, 02/20/2023	23,909	23,846	24,171
558279, 12.2%, 02/16/2023	9,221	9,197	9,304
558319, 11.74%, 02/16/2023	18,117	18,070	18,359
558375, 12.2%, 02/16/2023	13,953	13,917	14,144
559242, 9.87%, 02/17/2023	14,815	14,777	14,995
559462, 11.49%, 02/17/2023	27,066	26,995	27,321
560458, 11.74%, 02/18/2023	30,195	30,117	30,614
561002, 9.87%, 05/19/2024	41,515	41,417	42,137
561024, 8.87%, 02/19/2023	20,185	20,131	20,400
561253, 10.2%, 03/19/2023	28,949	28,874	29,371
562155, 9.12%, 02/23/2023(b)	25,454	25,387	1,878
562183, 7.33%, 02/23/2023	17,314	17,269	17,494
563181, 11.74%, 02/23/2023	12,102	12,070	12,282
564129, 12.7%, 02/24/2023	30,487	30,408	30,975
564238, 11.2%, 02/18/2023	14,755	14,716	14,942
564296, 12.7%, 02/24/2023	4,268	4,257	4,267
564302, 6.83%, 02/24/2023	2,545	2,538	2,559
565916, 10.58%, 03/05/2023	22,582	22,523	22,703
565966, 12.7%, 05/05/2023	19,789	19,738	20,059
567441, 10.7%, 03/05/2023	4,919	4,906	4,967
568428, 6.83%, 03/05/2023	17,731	17,685	17,867
570365, 9.99%, 03/05/2023	14,369	14,332	14,503
570595, 11.49%, 03/05/2023	30,957	30,876	31,263
570615, 7.33%, 03/05/2023	11,878	11,847	11,969
570854, 11.74%, 04/05/2023	22,488	22,430	22,713
570963, 7.2%, 04/01/2023	21,435	21,380	21,608
572039, 9.87%, 03/05/2023	30,246	30,168	30,533
572273, 8.87%, 03/05/2023	24,327	24,264	24,515
572363, 10.58%, 03/05/2023	30,647	30,568	30,945
573509, 10.33%, 03/20/2023	24,411	24,347	24,636
573544, 10.7%, 03/06/2023	29,457	29,380	29,750
573803, 11.49%, 04/06/2023	32,016	31,933	32,343
574052, 11.2%, 03/07/2023	30,833	30,753	31,156
575383, 12.7%, 03/15/2023	6,897	6,879	6,972
576081, 12.7%, 03/16/2023	22,179	22,121	22,441
577028, 8.74%, 03/12/2023	28,292	28,219	28,543
577316, 10.58%, 03/12/2023	30,647	30,568	30,996
579550, 7.33%, 03/14/2023	11,501	11,471	11,621
580194, 12.7%, 03/15/2023	8,132	8,110	8,236
580441, 9.12%, 04/15/2023	25,002	24,937	25,248
581371, 8.74%, 03/16/2023	5,418	5,403	5,475
581462, 9.12%, 03/16/2023	26,369	26,301	26,632
581658, 6.83%, 03/19/2023	11,808	11,777	11,922
581846, 8.87%, 03/19/2023	12,657	12,624	12,786
582355, 11.74%, 03/19/2023	18,512	18,463	18,775
587664, 9.12%, 04/05/2023	16,787	16,743	16,912
588392, 6.95%, 04/05/2023	6,076	6,060	6,123
590731, 10.2%, 04/05/2023	15,784	15,743	15,928
591787, 12.2%, 07/15/2024	32,978	32,902	33,142
591788, 6.83%, 04/05/2023	5,705	5,690	5,750
591842, 9.74%, 04/05/2023	7,844	7,823	7,901
591854, 12.7%, 04/05/2023	13,815	13,780	13,977
592893, 9.99%, 04/05/2023	56,358	56,211	56,922
594031, 10.33%, 04/05/2023	21,970	21,913	22,171
594588, 7.2%, 04/05/2023	20,368	20,315	20,525
594610, 10.74%, 04/05/2023(b)	13,226	13,192	981
596503, 10.2%, 05/07/2023	4,861	4,848	4,908
600598, 9.74%, 04/13/2023	16,227	16,184	16,400
601365, 10.99%, 04/14/2023	31,573	31,491	31,935
601405, 9.99%, 04/18/2023	25,085	25,020	25,415

602280, 8.74%, 04/17/2023	16,828	16,784	17,008
602362, 10.99%, 04/17/2023	25,259	25,193	25,567
602861, 9.12%, 04/17/2023	6,455	6,438	6,522
602889, 10.2%, 04/17/2023	26,326	26,258	26,640
604009, 11.49%, 06/18/2023	33,879	33,791	34,226
604149, 11.49%, 04/18/2023	31,720	31,637	32,120
605313, 10.58%, 04/19/2023	12,273	12,242	12,427
608076, 6.83%, 04/24/2023	33,999	33,911	34,407
608339, 7.33%, 04/24/2023	39,632	39,529	40,053
609511, 10.58%, 04/25/2023	4,608	4,596	4,609
610210, 11.7%, 05/01/2023	12,042	12,011	12,145
611070, 10.74%, 05/05/2023	16,185	16,143	16,323
611428, 9.99%, 06/05/2023	18,598	18,549	18,762
612913, 10.99%, 05/05/2023	30,462	30,383	30,723
614612, 12.7%, 05/05/2023	21,052	20,997	21,234
615206, 10.2%, 05/05/2023	32,157	32,074	32,432
617907, 8.99%, 05/07/2023	15,874	15,832	15,994
619332, 11.49%, 05/08/2023	21,783	21,726	21,996
620068, 10.7%, 06/09/2023	23,515	23,454	23,805
620350, 10.58%, 05/09/2023	14,566	14,529	14,721
622022, 9.99%, 05/11/2023	4,166	4,155	4,220
622075, 9.62%, 06/11/2023	39,616	39,513	40,015
624199, 12.2%, 06/15/2023	26,530	26,461	26,877
624987, 11.49%, 06/16/2023	22,931	22,872	23,244
625162, 9.99%, 05/16/2023	32,077	31,993	32,525
626519, 7.33%, 05/18/2023	21,903	21,846	22,116
628799, 9.12%, 05/22/2023	38,013	37,915	38,484
638450, 7.33%, 06/07/2023	27,603	27,531	27,777
638657, 10.7%, 06/07/2023	23,146	23,086	23,299

Total 60-Month		8,553,567	8,341,413

72-Month
550924, 9.5%, 02/08/2024	13,508	13,473	13,686
555731, 9.5%, 02/12/2024	5,398	5,384	5,483
558696, 13.13%, 02/24/2024	16,179	16,137	16,653
559513, 13.13%, 02/17/2024	20,978	20,923	21,516
562245, 11.88%, 02/23/2024	18,315	18,267	18,745
562320, 9.88%, 02/23/2024	33,895	33,807	34,454
562689, 12.63%, 02/23/2024	34,447	34,358	35,222
569691, 8.74%, 03/05/2024	23,938	23,875	24,229
570892, 9.62%, 05/05/2024	28,378	28,304	28,950
571111, 10.74%, 04/05/2024	29,343	29,267	29,904
571144, 9.5%, 03/05/2024	20,660	20,606	20,913
571828, 11.5%, 04/05/2024	36,020	35,926	36,651
572076, 8.13%, 03/05/2024	40,744	40,638	41,187
579385, 11.2%, 03/08/2024	10,193	10,166	10,429
580187, 10.2%, 03/15/2024	34,636	34,546	35,331
587574, 7.88%, 06/05/2024	14,497	14,459	14,661

589633, 10.2%, 04/05/2024(b)	35,964	35,871	26,199
589652, 9.63%, 04/05/2024	4,143	4,132	4,187
589695, 13.13%, 04/16/2024	21,851	21,795	22,330
591080, 6.83%, 07/20/2024	34,579	34,490	35,022
596581, 11.5%, 04/07/2024	27,260	27,189	27,709
599686, 11.13%, 04/12/2024	28,454	28,380	28,908
608384, 8.13%, 04/24/2024	21,454	21,398	21,756
614661, 11.2%, 05/20/2024	34,225	34,136	34,857

Total 72-Month		587,529	588,983

84-Month
108368, 9.49%, 11/01/2022	3,579	3,570	3,743
130469, 9.99%, 01/01/2023	14,843	14,805	14,917
142692, 11.24%, 03/01/2023	14,065	14,029	14,729
173162, 11.74%, 05/01/2023	16,044	16,002	16,147
204085, 11.74%, 08/01/2023	12,066	12,034	12,131
225731, 11.13%, 10/16/2023	16,046	16,046	16,669
225868, 11.74%, 10/01/2023	25,916	25,916	27,184
227153, 11.13%, 10/01/2023	28,138	28,138	29,341
227722, 11.74%, 10/01/2023	11,694	11,694	12,282
227729, 11.13%, 10/01/2023	28,414	28,414	29,629
228276, 11.13%, 10/01/2023	28,426	28,426	29,645
228294, 9.99%, 10/01/2023	31,847	31,847	32,627
228424, 11.74%, 10/01/2023	21,043	21,043	22,098
228433, 10.88%, 10/01/2023	15,876	15,876	16,377
228479, 12.49%, 11/01/2023	18,654	18,654	19,603
228996, 10.88%, 10/01/2023	33,387	33,387	34,439
235967, 11.13%, 11/01/2023	23,878	23,816	24,165
282826, 10.88%, 02/01/2024	24,660	24,660	25,372
282917, 10.88%, 02/01/2024	24,660	24,660	25,372
283125, 10.88%, 02/01/2024	61,651	61,651	63,430
283161, 11.74%, 02/08/2024	31,258	31,258	32,656
284067, 11.74%, 02/01/2024	10,843	10,843	11,327
284325, 11.13%, 02/01/2024	20,421	20,421	21,159
284370, 10.88%, 03/13/2024	17,151	17,151	17,754
284445, 11.13%, 02/14/2024	19,979	19,979	20,570
285049, 11.13%, 02/01/2024	23,480	23,480	24,381
285258, 10.88%, 02/01/2024	54,487	54,487	56,160
293147, 9.99%, 03/01/2024(b)	12,865	12,865	3,823
293238, 10.88%, 02/01/2024	27,599	27,599	28,383
293301, 11.13%, 02/01/2024	14,366	14,366	14,738
293892, 11.74%, 02/01/2024	19,173	19,173	20,022
294938, 10.88%, 02/01/2024	27,589	27,589	28,373
295330, 11.74%, 03/01/2024(b)	26,123	26,123	1,955
295347, 11.13%, 02/01/2024	19,674	19,674	20,424
295485, 11.74%, 02/01/2024	31,003	31,003	32,377
295824, 9.99%, 03/01/2024	24,168	24,168	24,519
296848, 11.13%, 02/01/2024	73	73	1,244
296942, 11.74%, 02/01/2024	9,287	9,287	9,682
297100, 11.74%, 02/01/2024	7,287	7,287	7,597
297141, 11.74%, 02/01/2024	30,085	30,085	31,417
297717, 9.99%, 03/01/2024	15,253	15,253	15,395
297773, 11.74%, 03/01/2024	19,012	19,012	19,849
298606, 11.13%, 03/01/2024	31,543	31,543	32,740
298675, 8.32%, 03/01/2024	60,688	60,688	61,675
298912, 11.13%, 03/01/2024	14,497	14,497	15,047
298937, 11.74%, 03/01/2024	15,901	15,901	16,601
299847, 11.13%, 03/01/2024	24,753	24,753	25,693
299857, 9.99%, 03/01/2024	20,993	20,993	21,485
299911, 11.74%, 03/01/2024	28,651	28,651	29,912
299954, 11.13%, 03/01/2024(b)	21,168	21,168	1,580
299987, 11.74%, 03/01/2024	18,440	18,440	19,251
300148, 11.74%, 05/01/2024	16,451	16,451	17,252
300221, 9.99%, 03/01/2024	29,681	29,681	30,435
300351, 10.88%, 03/01/2024	58,378	58,378	60,044
301170, 11.13%, 03/01/2024(b)	46,832	46,832	3,495
301250, 8.32%, 03/01/2024	60,608	60,608	61,593
301305, 11.13%, 03/01/2024	11,335	11,335	11,765
301311, 11.13%, 03/01/2024	28,338	28,338	29,412
301394, 11.74%, 03/01/2024	22,264	22,264	23,243
301867, 11.13%, 03/01/2024	16,058	16,058	16,667
301923, 11.13%, 03/01/2024	14,534	14,534	15,085
302568, 11.74%, 03/01/2024(b)	31,063	31,063	2,326
303764, 9.99%, 03/01/2024	18,443	18,443	18,906
303810, 9.99%, 03/01/2024	62,003	62,003	63,412
304477, 11.13%, 04/15/2024	30,478	30,478	31,581
304534, 10.88%, 05/01/2024	66,062	66,062	67,904
304730, 11.74%, 03/16/2024	19,117	19,117	19,960

304744, 8.32%, 03/01/2024	45,530	45,530	46,269
305867, 9.99%, 04/01/2024	26,330	26,330	26,946
305915, 11.74%, 03/01/2024	31,583	31,583	33,019
306331, 11.13%, 04/01/2024	19,770	19,770	20,608
306384, 11.74%, 03/01/2024	11,557	11,557	12,064
307982, 11.74%, 03/01/2024	15,827	15,827	16,521
308261, 11.13%, 03/01/2024	21,639	21,639	22,477
308785, 10.88%, 03/01/2024	40,717	40,717	41,862
308830, 8.32%, 03/01/2024	6,049	6,049	6,165
308924, 11.74%, 03/01/2024	20,490	20,490	21,399
308960, 11.74%, 03/01/2024	15,822	15,822	16,514
308981, 11.74%, 03/01/2024	24,826	24,826	25,912
309752, 10.88%, 03/01/2024	25,012	25,012	25,714
309792, 11.74%, 05/01/2024	32,729	32,729	34,414
309854, 10.88%, 03/01/2024	21,860	21,860	22,474
309892, 10.88%, 04/01/2024	32,136	32,136	33,282
310103, 11.74%, 03/01/2024	22,130	22,130	23,098
311563, 10.88%, 04/01/2024	12,608	12,608	12,952
311623, 10.88%, 01/01/2025(b)	15,358	15,358	1,139
311729, 9.99%, 04/01/2024(b)	12,021	12,021	2,482
315106, 11.74%, 03/01/2024	13,368	13,368	13,949
315119, 9.99%, 03/01/2024	30,838	30,838	31,488
315165, 9.99%, 03/01/2024	15,419	15,419	15,744
315187, 9.99%, 03/01/2024	12,435	12,435	12,724
315217, 11.13%, 03/01/2024(b)	22,378	22,378	16,600
315264, 12.49%, 03/01/2024	9,323	9,323	9,804
315303, 11.13%, 03/01/2024(b)	23,319	23,319	17,301
315351, 11.13%, 03/01/2024	17,524	17,524	18,173
316693, 12.49%, 03/01/2024	10,815	10,815	11,335
316818, 8.32%, 03/01/2024	45,227	45,227	45,885
316923, 9.99%, 03/01/2024	21,575	21,575	22,030
316999, 11.74%, 03/01/2024	31,516	31,516	32,885
317206, 10.88%, 03/01/2024	62,349	62,349	64,042
317221, 12.49%, 03/01/2024	12,053	12,053	12,633
317252, 11.13%, 03/01/2024	9,007	9,007	9,340
319681, 8.32%, 04/01/2024	36,591	36,591	37,118
319689, 11.13%, 04/01/2024(b)	7,442	7,442	555
319741, 10.88%, 04/01/2024	57,427	57,427	58,973
319825, 10.88%, 05/01/2024	32,824	32,824	33,688
319852, 11.13%, 04/15/2024	24,059	24,059	25,053
319999, 12.49%, 04/01/2024	9,465	9,441	9,622
320051, 11.13%, 04/01/2024	32,075	32,075	33,248
320093, 11.74%, 04/01/2024	12,951	12,951	13,506
320098, 11.13%, 04/01/2024	32,075	32,075	33,248
320191, 11.13%, 04/01/2024	21,810	21,810	22,608
320202, 11.74%, 04/01/2024	28,265	28,265	29,398
321515, 11.74%, 04/01/2024	16,045	16,045	16,808
321647, 11.74%, 04/01/2024	29,725	29,725	30,998
321796, 11.13%, 04/01/2024	3,205	3,205	3,338
321832, 11.13%, 04/01/2024	31,993	31,993	33,313
321835, 10.88%, 04/01/2024	23,644	23,644	24,272
323882, 12.49%, 04/01/2024	6,134	6,134	6,424
324401, 10.88%, 04/01/2024	15,953	15,953	16,376
324475, 9.99%, 04/01/2024	28,684	28,684	29,276
324596, 11.13%, 04/01/2024	16,004	16,004	16,589
324634, 9.99%, 04/01/2024	22,066	22,066	22,522
324727, 11.74%, 04/01/2024	22,582	22,582	23,547
324860, 12.49%, 04/01/2024	32,564	32,564	34,106
324900, 10.88%, 04/01/2024	10,574	10,574	10,854
329163, 12.49%, 05/16/2024	24,381	24,318	24,948
329766, 11.13%, 06/01/2024(b)	33,961	33,961	25,098
336970, 8.2%, 06/01/2025	41,897	41,788	42,634
371528, 12.49%, 07/01/2024	21,368	21,368	22,327
373514, 11.74%, 06/01/2024	33,261	33,261	34,631
384271, 9.99%, 09/03/2024	38,523	38,523	39,272
389551, 10.74%, 07/01/2024	33,492	33,492	34,358
389942, 12.37%, 07/16/2024	27,089	27,089	28,333
390608, 9.87%, 07/01/2024	25,100	25,100	25,511
390818, 12.37%, 07/01/2024	10,865	10,865	11,345
391190, 12.37%, 07/01/2024	12,273	12,273	12,815
392849, 8.07%, 07/01/2024	64,774	64,774	65,741
392862, 9.87%, 07/01/2024	22,702	22,702	23,167
392876, 12.49%, 07/01/2024	19,270	19,270	20,119
392883, 11.62%, 07/01/2024	23,640	23,640	24,588
394870, 11.74%, 07/01/2024	10,131	10,131	10,539
398076, 11.07%, 08/01/2024	17,173	17,173	17,766
398226, 9.99%, 07/01/2024	33,353	33,353	34,034
401863, 10.62%, 08/01/2024	15,250	15,250	15,683
401953, 11.2%, 11/01/2024	35,941	35,941	37,280
402177, 11.2%, 11/01/2024	13,136	13,136	13,577
402655, 11.2%, 08/01/2024	23,344	23,344	24,196
405526, 8.07%, 08/01/2024	36,980	36,980	37,680

405552, 11.07%, 08/01/2024	6,852	6,852	7,102
405689, 9.87%, 09/01/2024	33,129	33,129	33,833
405981, 9.87%, 08/01/2024	19,662	19,662	20,133
406010, 11.2%, 08/15/2024	34,422	34,422	35,682
406142, 12.37%, 07/25/2024	24,664	24,664	25,392
406170, 11.2%, 08/01/2024	27,423	27,423	28,423
406246, 11.2%, 08/01/2024	24,012	24,012	24,887
406356, 11.24%, 08/01/2024	16,536	16,536	17,027
406440, 9.99%, 08/01/2024	6,608	6,608	6,762
406462, 9.87%, 09/01/2024	20,576	20,576	21,150
406486, 10.62%, 08/01/2024	29,997	29,997	30,849
406557, 12.99%, 08/15/2024	17,561	17,561	18,395
406642, 10.74%, 08/01/2024	36,134	36,134	37,161
406705, 11.07%, 08/01/2024	34,220	34,220	35,466
406963, 9.99%, 11/01/2024	21,906	21,906	22,505
408080, 11.2%, 08/15/2024	20,067	20,067	20,837
408142, 9.87%, 08/02/2024	24,627	24,627	25,218
408195, 11.2%, 08/16/2024	22,638	22,638	23,440
408227, 11.74%, 08/01/2024	27,575	27,575	28,710
408275, 11.24%, 08/01/2024	37,702	37,702	38,776
408357, 9.99%, 08/01/2024	14,188	14,188	14,529
408372, 11.2%, 08/01/2024	13,702	13,702	14,201
408423, 10.62%, 08/01/2024	17,062	17,062	17,546
408512, 11.74%, 08/01/2024	34,469	34,469	35,888
409071, 10.62%, 08/01/2024	68,142	68,142	69,908
409159, 11.2%, 08/01/2024	34,250	34,250	35,426
409211, 9.87%, 08/01/2024	31,027	31,027	31,771
409293, 8.07%, 08/01/2024	11,777	11,777	11,995
409335, 11.2%, 08/01/2024	27,602	27,602	28,661
409371, 9.2%, 09/01/2024	38,769	38,769	39,405
409447, 10.49%, 08/01/2024	21,724	21,724	22,247
409500, 12.49%, 08/15/2024	16,836	16,836	17,593
409564, 10.49%, 08/01/2024	5,571	5,571	5,705
409650, 12.49%, 08/15/2024(b)	27,962	27,962	1,494
409709, 10.49%, 08/01/2024	67,944	67,944	69,389
409725, 11.7%, 08/01/2024	3,260	3,260	3,375
410199, 12.49%, 08/15/2024	0	0	254
410263, 11.62%, 10/01/2024	5,593	5,593	5,814
410452, 9.99%, 11/01/2024	70,772	70,772	72,158
410585, 8.07%, 08/01/2024	29,703	29,703	30,266
410710, 12.99%, 09/01/2024	36,487	36,487	38,278
410852, 12.49%, 08/01/2024	21,048	21,048	21,965
410905, 9.99%, 08/01/2024	30,389	30,389	31,118
411198, 8.07%, 08/01/2024	8,674	8,674	8,839
411203, 12.49%, 07/23/2024	11,380	11,380	11,847
411225, 8.07%, 08/01/2024	16,557	16,557	16,870
411282, 12.37%, 08/01/2024	7,003	7,003	7,316
411433, 11.07%, 08/01/2024	23,953	23,953	24,824
411450, 11.2%, 08/01/2024	30,821	30,821	31,943
411533, 9.99%, 08/01/2024	27,665	27,665	28,329
411665, 11.74%, 08/01/2024	19,803	19,803	20,630
411667, 11.7%, 08/01/2024	16,922	16,922	17,538
411770, 10.49%, 08/01/2024	8,194	8,194	8,392
411914, 11.74%, 08/01/2024	24,091	24,091	25,081
411942, 8.2%, 08/01/2024	10,570	10,570	10,770
412094, 9.99%, 08/01/2024	13,495	13,495	13,818
412136, 10.74%, 08/01/2024	24,502	24,502	25,197
412212, 11.74%, 08/01/2024	17,207	17,207	17,915
412217, 10.74%, 08/01/2024	27,224	27,224	27,996
412273, 11.24%, 09/01/2024	14,385	14,385	14,811
412490, 11.24%, 08/01/2024	41,069	41,069	42,237
413266, 12.49%, 11/01/2024(b)	35,684	35,684	12,630
413302, 12.99%, 08/01/2024	7,383	7,383	7,695
413358, 11.2%, 08/01/2024	23,938	23,938	24,809
414031, 12.49%, 08/01/2024	17,532	17,532	18,271
414053, 11.74%, 08/01/2024	12,732	12,732	13,169
414081, 9.87%, 08/01/2024	27,755	27,755	28,419
414104, 11.74%, 08/01/2024	15,026	15,026	15,604
414116, 12.49%, 08/01/2024	17,339	17,339	18,070
414343, 10.49%, 08/01/2024	16,957	16,957	17,365
415333, 11.74%, 08/01/2024	34,384	34,384	35,721
415407, 12.24%, 08/01/2024	34,573	34,573	35,920
415545, 11.2%, 08/01/2024	24,084	24,022	24,899
415549, 12.99%, 08/15/2024	28,719	28,719	30,009
415586, 11.74%, 08/01/2024	15,128	15,128	15,716
415702, 8.2%, 08/01/2024	18,482	18,482	18,832
415711, 10.62%, 08/01/2024	22,789	22,789	23,399
415983, 12.49%, 09/01/2024	36,070	36,070	37,763
416086, 12.24%, 08/01/2024	24,205	24,205	25,156
416178, 11.2%, 08/01/2024	17,083	17,083	17,673
417209, 9.99%, 08/01/2024	24,676	24,676	25,200
417354, 12.49%, 08/01/2024	10,994	10,994	11,456

417388, 12.49%, 08/01/2024(b)	30,098	30,098	0
417492, 12.99%, 08/01/2024	10,787	10,787	11,241
417494, 9.99%, 08/01/2024	6,736	6,736	6,877
417591, 12.99%, 08/01/2024	19,491	19,491	20,312
417635, 11.2%, 08/05/2024(b)	12,284	12,284	0
417642, 12.24%, 11/01/2024	30,512	30,512	31,621
417706, 12.99%, 08/01/2024	19,491	19,491	20,312
417716, 11.7%, 08/01/2024	26,087	26,087	26,990
417808, 11.2%, 09/01/2024	31,140	31,140	32,224
417998, 12.49%, 08/01/2024	4,846	4,846	5,050
418133, 11.62%, 08/01/2024	25,720	25,720	26,719
418162, 12.99%, 08/07/2024	11,161	11,161	11,642
418211, 8.2%, 08/01/2024	24,803	24,803	25,259
418217, 11.24%, 08/01/2024	26,639	26,639	27,354
422337, 8.2%, 08/01/2024	65,867	65,867	67,078
423140, 12.99%, 08/01/2024	11,106	11,106	11,573
423282, 11.24%, 08/15/2024	18,537	18,537	18,575
424562, 8.2%, 08/01/2024	65,844	65,844	66,761
424910, 10.74%, 09/01/2024	10,411	10,411	10,657
425082, 11.74%, 09/01/2024	35,098	35,098	36,428
425215, 9.99%, 09/01/2024	19,956	19,956	20,330
425234, 10.74%, 09/01/2024	40,899	40,899	42,061
425242, 12.99%, 09/01/2024	16,112	16,112	16,781
425297, 12.99%, 09/01/2024	24,957	24,957	26,090
425339, 9.99%, 09/01/2024	25,461	25,461	25,938
425355, 11.74%, 09/01/2024	33,327	33,327	34,787
425451, 8.2%, 10/01/2024	18,524	18,524	18,887
425507, 8.2%, 09/01/2024	16,844	16,844	17,074
425522, 9.99%, 09/01/2024	13,763	13,763	14,021
425553, 12.99%, 10/01/2024	34,304	34,304	35,697
426253, 11.24%, 10/01/2024	43,784	43,784	44,779
426329, 9.2%, 09/15/2024	24,246	24,246	24,570
426556, 11.2%, 10/01/2024	33,435	33,435	34,558
426635, 11.2%, 09/16/2024	35,030	35,030	36,366
430171, 9.99%, 10/08/2024	35,248	35,248	35,957
430196, 9.99%, 12/01/2024(b)	76,355	76,355	16,248
430273, 8.2%, 09/01/2024	67,287	67,287	68,289
430545, 11.74%, 09/10/2024	35,131	35,131	36,473
430571, 8.2%, 09/01/2024	67,287	67,287	68,289
431160, 11.7%, 09/01/2024	35,018	35,018	36,176
431189, 12.99%, 09/01/2024	29,423	29,423	30,641
431289, 10.74%, 09/01/2024	24,245	24,245	24,842
431300, 12.49%, 09/01/2024	17,212	17,212	17,966
431351, 12.99%, 09/01/2024	17,841	17,841	18,660
431368, 12.99%, 09/01/2024	30,836	30,836	32,119
431373, 12.49%, 09/01/2024	31,071	31,071	32,370
431447, 12.99%, 09/01/2024	18,328	18,328	19,122
431450, 12.99%, 09/01/2024	16,174	16,174	16,850
431471, 11.24%, 09/01/2024	34,829	34,829	35,928
431541, 10.74%, 09/01/2024	6,927	6,927	7,115
431985, 11.74%, 09/01/2024	21,006	21,006	21,806
432087, 12.49%, 11/01/2024	27,132	27,132	28,257
432146, 10.74%, 09/01/2024	33,241	33,241	34,060
432314, 11.2%, 06/01/2025	19,215	19,215	19,599
432344, 11.2%, 12/01/2024	20,376	20,376	21,166
432417, 12.99%, 09/01/2024	9,603	9,603	10,018
432529, 12.99%, 09/02/2024	13,488	13,488	14,071
433029, 12.99%, 09/01/2024	14,888	14,888	15,509
433040, 9.99%, 09/01/2024	30,190	30,190	30,794
433198, 11.2%, 09/01/2024	32,609	32,609	33,686
433206, 11.7%, 09/01/2024	27,970	27,970	28,894
433302, 9.2%, 09/01/2024	14,960	14,960	15,183
433347, 11.24%, 09/01/2024	24,087	24,087	24,455
433393, 12.24%, 09/01/2024	35,167	35,167	36,504
433433, 9.99%, 09/01/2024	9,632	9,632	9,674
433474, 12.24%, 10/15/2024	28,986	28,986	30,054
433562, 12.24%, 09/01/2024	34,464	34,464	35,775
433615, 12.49%, 09/01/2024	11,989	11,989	12,490
434045, 11.74%, 09/01/2024	34,978	34,978	36,309
434056, 10.49%, 09/01/2024	24,150	24,150	24,633
434738, 11.74%, 09/01/2024	24,298	24,298	25,222
434821, 11.7%, 09/01/2024	34,952	34,952	36,106
434852, 10.74%, 10/01/2024	28,094	28,094	28,808
434875, 9.99%, 09/01/2024	37,728	37,728	38,482
434978, 12.49%, 09/01/2024	12,571	12,571	13,095
434993, 11.74%, 12/01/2024	21,504	21,504	22,308
435025, 11.24%, 09/01/2024	12,520	12,520	12,828
435064, 10.74%, 09/01/2024	26,127	26,127	26,846
435090, 12.99%, 09/01/2024	18,633	18,633	18,488
435201, 12.49%, 10/01/2024	15,206	15,206	15,885
435302, 12.99%, 09/01/2024	6,874	6,874	7,186
435478, 12.24%, 09/01/2024	35,159	35,159	36,557

436135, 9.99%, 09/01/2024	47,768	47,768	48,722
436204, 11.24%, 09/01/2024	46,843	46,843	47,996
436207, 10.49%, 09/01/2024	24,826	24,826	25,322
436233, 9.99%, 09/01/2024	13,716	13,716	13,990
436331, 10.74%, 09/01/2024	21,437	21,437	21,965
436348, 9.2%, 09/15/2024	16,367	16,367	16,665
436391, 12.49%, 09/15/2024	35,400	35,400	37,094
436437, 12.24%, 09/01/2024	17,666	17,666	18,337
436600, 12.49%, 09/01/2024	28,190	28,190	29,367
436673, 12.49%, 09/01/2024	35,191	35,191	36,659
436747, 10.74%, 09/01/2024	16,597	16,597	17,005
436793, 10.49%, 09/01/2024	13,034	13,034	13,310
436796, 10.74%, 09/01/2024	29,224	29,224	29,835
436924, 11.2%, 09/01/2024	30,582	30,582	31,591
454419, 11.74%, 10/01/2024	35,534	35,534	36,981
454499, 12.24%, 10/01/2024	35,721	35,721	37,174
455018, 10.74%, 10/01/2024	28,124	28,124	28,903
455216, 10.74%, 10/01/2024	28,124	28,124	28,903
455309, 12.24%, 10/01/2024	18,855	18,855	19,622
455890, 11.2%, 10/01/2024	35,320	35,320	36,588
455902, 8.2%, 10/01/2024	33,421	33,421	34,022
455904, 11.24%, 10/01/2024	30,056	30,056	30,820
456143, 10.74%, 10/01/2024	43,582	43,582	44,788
457349, 10.49%, 01/01/2025	43,947	43,947	44,700
457948, 12.99%, 10/01/2024	10,542	10,514	10,803
462715, 11.74%, 10/01/2024	29,755	29,755	31,012
462737, 12.99%, 10/01/2024	30,295	30,295	31,666
462751, 8.2%, 11/01/2024	69,075	69,075	69,942
462767, 10.49%, 10/01/2024	52,446	52,446	53,578
462817, 11.74%, 10/01/2024	35,423	35,423	36,919
462831, 11.2%, 10/01/2024	29,369	29,369	30,395
462878, 12.49%, 10/01/2024	16,690	16,690	17,462
462893, 11.2%, 10/20/2024	34,008	34,008	35,257
462900, 11.74%, 10/15/2024	35,577	35,577	37,086
462901, 12.24%, 10/01/2024	34,491	34,491	35,868
462902, 10.49%, 10/01/2024	55,943	55,943	57,184
463012, 11.33%, 10/01/2024	31,331	31,331	32,445
463017, 10.74%, 10/01/2024	28,746	28,746	29,522
463023, 13.13%, 10/01/2024	30,894	30,894	32,310
463036, 10.74%, 10/01/2024	27,784	27,784	28,524
463086, 9.99%, 10/01/2024	28,334	28,334	28,928
463135, 12.49%, 10/01/2024	35,695	35,695	37,345
463136, 12.49%, 11/01/2024	32,928	32,928	34,208
463155, 11.7%, 10/01/2024	33,548	33,548	34,669
463174, 10.49%, 09/17/2024	58,541	58,541	59,683
463198, 11.74%, 10/01/2024	32,589	32,589	33,965
464689, 12.49%, 10/01/2024	29,934	29,934	31,316
464786, 10.49%, 10/01/2024	34,412	34,412	35,326
464795, 13.13%, 03/01/2025	35,306	35,306	36,465
464801, 10.74%, 10/16/2024	34,847	34,847	35,780
464818, 11.74%, 10/15/2024	34,641	34,641	36,066
464890, 12.49%, 10/01/2024	35,636	35,636	37,281
464891, 12.49%, 10/10/2024(b)	30,880	30,880	7,128
464934, 13.13%, 10/01/2024	28,688	28,688	30,001
464945, 11.33%, 10/01/2024	32,362	32,362	33,493
465032, 11.74%, 10/16/2024	35,534	35,534	36,827
465061, 9.2%, 10/01/2024	37,883	37,883	38,496
465063, 9.49%, 10/01/2024	55,276	55,276	56,497
465074, 12.49%, 10/15/2024	35,802	35,802	37,463
465126, 11.2%, 10/15/2024	34,079	34,079	35,270
465133, 12.99%, 10/01/2024	35,813	35,813	37,454
465158, 10.74%, 10/07/2024	56,106	56,106	57,623
465174, 8.2%, 10/01/2024	44,285	44,285	45,023
465177, 11.24%, 10/01/2024	31,669	31,669	32,514
465183, 11.2%, 10/01/2024	35,173	35,173	36,457
465189, 9.49%, 02/01/2025	45,050	45,050	45,994
465207, 10.74%, 10/01/2024	51,200	51,200	52,581
465245, 10.49%, 10/01/2024	38,406	38,406	39,234
465274, 11.33%, 10/01/2024	35,218	35,218	36,501
465284, 11.2%, 11/01/2024	28,831	28,831	29,754
465290, 10.74%, 10/01/2024	35,006	35,006	35,951
465297, 12.49%, 10/16/2024	35,895	35,895	37,558
465317, 9.99%, 10/01/2024	27,699	27,699	28,301
465342, 11.99%, 10/01/2024(b)	48,460	48,460	3,623
465348, 9.99%, 11/01/2024	58,803	58,803	59,823
465376, 9.99%, 10/01/2024	28,480	28,480	29,101
465380, 11.74%, 10/01/2024	21,066	21,066	21,419
465390, 11.2%, 10/01/2024	29,297	29,297	30,188
465420, 10.74%, 10/01/2024	38,101	38,101	39,121
465461, 10.74%, 10/01/2024	35,006	35,006	35,951
465469, 8.2%, 10/01/2024	33,384	33,384	33,940
465490, 9.99%, 10/01/2024(b)	42,308	42,308	3,129

465509, 11.74%, 10/01/2024	35,368	35,368	36,859
465551, 11.99%, 10/01/2024	34,953	34,953	36,421
465602, 12.49%, 01/01/2025	35,738	35,738	37,515
465916, 12.99%, 10/01/2024	26,996	26,996	27,755
465963, 7.7%, 10/01/2024	29,766	29,766	30,259
465988, 12.49%, 10/01/2024	34,912	34,912	36,523
466024, 9.99%, 10/01/2024	27,777	27,777	28,384
466060, 11.07%, 11/01/2024	35,971	35,971	37,124
466076, 9.99%, 10/01/2024	42,965	42,965	43,902
466133, 11.74%, 10/15/2024	34,335	34,335	35,742
466143, 9.99%, 10/01/2024	31,250	31,250	31,932
466185, 10.74%, 10/01/2024	44,586	44,586	45,755
466191, 12.24%, 10/15/2024	28,552	28,552	29,747
466223, 8.2%, 10/01/2024	34,058	34,058	34,626
466227, 12.49%, 10/01/2024	32,028	32,028	33,273
466284, 11.99%, 10/01/2024	33,326	33,326	34,598
466298, 8.2%, 10/01/2024	34,739	34,739	35,318
466318, 11.74%, 10/15/2024	34,641	34,641	36,048
466349, 9.49%, 10/05/2024	47,020	47,020	48,059
466374, 9.99%, 10/01/2024	50,000	50,000	51,091
466389, 9.49%, 10/01/2024	48,446	48,446	49,516
466402, 11.2%, 10/01/2024	35,162	35,162	36,445
466444, 10.49%, 10/15/2024(b)	44,449	44,449	0
483808, 11.99%, 02/01/2025	1,519	1,515	1,514
500794, 11.33%, 12/01/2024	13,136	13,102	13,432
504881, 10.74%, 12/01/2024	7,223	7,205	7,341
518325, 7.7%, 01/15/2025	35,878	35,784	36,532
528428, 12.49%, 01/01/2025	19,398	19,348	20,162
532484, 11.74%, 01/01/2025	14,420	14,382	14,755
535620, 11.2%, 02/01/2025	37,663	37,565	38,858
541135, 10.74%, 02/01/2025	10,400	10,373	10,615
541332, 12.49%, 02/01/2025	22,731	22,672	23,495
552735, 12.33%, 02/09/2025	37,585	37,487	38,698
555462, 14.38%, 02/12/2025	11,915	11,884	12,284
556844, 10.74%, 02/15/2025(b)	40,436	40,331	2,980
557203, 10.49%, 02/15/2025	44,551	44,435	45,621
558422, 9.99%, 02/16/2025	25,866	25,799	26,403
558630, 8.2%, 02/16/2025	3,632	3,622	3,700
558707, 10.74%, 02/16/2025	63,261	63,097	64,589
559320, 11.62%, 02/17/2025	6,555	6,538	6,687
559637, 14.38%, 02/17/2025	30,760	30,680	31,968
560557, 9.99%, 05/18/2025	77,009	76,809	78,504
560599, 9.99%, 02/18/2025	34,448	34,359	35,180
561005, 10.49%, 02/19/2025	28,973	28,897	29,699
561097, 12.2%, 03/01/2025	24,354	24,291	25,160
561231, 10.24%, 02/19/2025	25,927	25,860	26,486
561347, 14.38%, 08/25/2025	29,992	29,915	31,167
562423, 8.57%, 02/23/2025	21,871	21,814	22,264
562885, 12.33%, 02/23/2025	12,081	12,050	12,492
562907, 9.49%, 02/23/2025	13,975	13,938	14,285
562969, 12.49%, 02/23/2025	9,838	9,813	10,205
563012, 10.24%, 02/23/2025	14,404	14,366	14,721
564204, 12.99%, 02/24/2025	26,516	26,447	27,460
564374, 14.38%, 03/24/2025	19,689	19,638	20,493
565134, 11.37%, 03/25/2025	7,580	7,560	7,821
567215, 10.49%, 03/05/2025	16,900	16,856	17,247
567400, 11.62%, 03/05/2025	56,380	56,234	57,545
568404, 10.74%, 03/05/2025	9,824	9,798	10,026
568621, 8.57%, 03/05/2025	37,028	36,932	37,560
569465, 13.13%, 03/05/2025	25,460	25,394	26,301
570328, 13.13%, 03/05/2025	12,312	12,280	12,505
570357, 11.37%, 03/05/2025	37,975	37,876	38,758
570549, 11.99%, 05/05/2025	38,837	38,736	40,043
570588, 14.38%, 03/05/2025	10,911	10,883	11,272
570865, 9.49%, 03/05/2025	11,942	11,911	12,127
570926, 12.74%, 05/05/2025(b)	41,214	41,106	12,933
571849, 11.2%, 03/05/2025	16,664	16,621	17,116
574251, 10.24%, 03/07/2025	63,349	63,184	64,521
576822, 13.74%, 03/20/2025	27,174	27,103	28,039
576911, 14.38%, 03/12/2025	17,120	17,076	17,726
577004, 14.38%, 03/12/2025	18,044	17,997	18,681
578506, 8.2%, 03/13/2025	73,695	73,503	74,855
579980, 9.99%, 03/15/2025	16,831	16,787	17,166
581145, 12.74%, 03/16/2025	21,341	21,286	22,069
581341, 13.74%, 03/16/2025	15,483	15,443	16,054
581694, 14.38%, 04/01/2025	10,096	10,069	10,490
582064, 12.33%, 04/19/2025	33,651	33,563	34,748
582926, 10.24%, 04/01/2025	40,942	40,835	41,851
586551, 10.74%, 03/23/2025	15,843	15,801	16,193
586722, 11.74%, 03/23/2025	19,788	19,737	20,502
587593, 12.49%, 04/05/2025	17,864	17,817	18,421
587742, 14.38%, 04/05/2025	19,790	19,739	20,409

589847, 7.7%, 04/05/2025	74,526	74,332	75,568
590790, 9.99%, 04/05/2025	76,091	75,893	77,388
592454, 10.24%, 04/05/2025	19,044	18,995	19,369
593813, 8.57%, 05/05/2025(b)	23,397	23,336	15,791
594963, 9.49%, 04/17/2025	25,768	25,701	26,296
596551, 12.49%, 04/03/2025	13,562	13,527	13,989
597089, 10.74%, 04/10/2025	22,940	22,880	23,360
597354, 9.99%, 04/10/2025	12,337	12,305	12,572
598669, 8.2%, 04/11/2025	22,429	22,371	22,768
598770, 10.49%, 04/20/2025	32,891	32,806	33,636
599670, 10.49%, 04/12/2025	5,341	5,327	5,455
600828, 10.49%, 04/13/2025(b)	25,250	25,185	1,873
601813, 10.74%, 04/14/2025	30,672	30,592	31,490
602989, 11.37%, 05/25/2025	11,310	11,281	11,568
603022, 11.62%, 04/17/2025	16,720	16,677	17,038
603859, 9.99%, 05/18/2025	50,458	50,327	51,468
603955, 11.37%, 04/18/2025	38,438	38,338	39,328
606034, 13.74%, 04/15/2025	18,759	18,710	19,436
606118, 10.74%, 04/20/2025	10,323	10,296	10,566
606129, 8.2%, 04/20/2025	35,886	35,793	36,488
607560, 8.07%, 04/24/2025	72,671	72,482	74,137
607710, 11.74%, 04/24/2025	30,861	30,781	31,933
607751, 10.74%, 04/24/2025	7,647	7,627	7,813
610658, 11.2%, 05/05/2025	32,754	32,669	33,555
616133, 8.07%, 06/05/2025	33,350	33,264	33,781
616200, 9.99%, 05/05/2025	30,809	30,729	31,313
619094, 10.74%, 05/08/2025	8,382	8,360	8,549
623301, 14.38%, 05/14/2025	8,760	8,737	9,042
625168, 14.38%, 05/16/2025(b)	21,062	21,007	16,472
625973, 11.62%, 07/17/2025	79,263	79,057	80,905
627462, 12.74%, 09/21/2025	22,536	22,478	23,348
627771, 10.24%, 05/21/2025	8,486	8,464	8,657
629038, 13.74%, 05/22/2025	12,693	12,660	13,139
634051, 12.33%, 07/05/2025	21,966	21,909	22,412
634064, 10.49%, 06/05/2025	25,071	25,006	25,467
637658, 12.74%, 06/05/2025	34,268	34,179	35,099
640059, 12.99%, 06/08/2025	20,770	20,716	21,292
99660, 8.88%, 11/16/2022	16,631	16,631	17,020

Total 84-Month		13,921,669	13,739,132

Total Consumer Loans		24,129,965	23,676,572

Small Business Loans - 23.63%
Square - 23.63%(c)
18-Month
1028137, 9.76%, 08/15/2019(b)	1,727	0	1,631
1035057, 6.9%, 08/21/2019(b)	1,678	1,478	391
1053663, 9.77%, 09/06/2019(b)	302	82	283
1053855, 8.57%, 09/06/2019(b)	184	0	175
1091023, 8.57%, 10/03/2019(b)	73	0	69
1092028, 9.76%, 10/04/2019(b)	2,334	950	1,874
1096583, 10.24%, 10/06/2019(b)	830	228	141
1099390, 5.71%, 10/09/2019(b)	1,453	1,033	1,203
1101994, 9.76%, 10/11/2019(b)	867	0	706
1541787, 5.72%, 07/01/2020(b)	1,092	602	0
1545385, 6.9%, 07/03/2020(b)	1,793	1,405	0
1546096, 5.25%, 07/03/2020(b)	1,245	1,085	0
1547519, 7.62%, 07/04/2020	673	0	0
1548102, 6.91%, 07/04/2020(b)	3,085	2,739	0
1549687, 6.93%, 07/05/2020	433	318	0
1553641, 6.91%, 07/08/2020	638	0	0
1556944, 10.95%, 07/10/2020(b)	267	0	0
1559356, 10.95%, 07/11/2020(b)	2,332	509	185
1561200, 5.71%, 07/11/2020	341	264	8
1561212, 6.92%, 07/11/2020(b)	1,389	1,127	114
1563734, 6.91%, 07/14/2020	833	0	151
1570541, 10.95%, 07/17/2020(b)	10,082	3,351	1,883
1571725, 8.86%, 07/17/2020	129	41	0
1572380, 6.93%, 07/17/2020(b)	152	69	12
1573329, 7.62%, 07/18/2020(b)	3,404	2,869	452
1579357, 6.92%, 07/23/2020(b)	782	653	90
1582381, 10.24%, 07/24/2020(b)	3,962	3,113	673
1582590, 10.95%, 07/24/2020	6,936	4,789	837
1584900, 10.97%, 07/25/2020	42	0	13
1584984, 6.91%, 07/26/2020(b)	1,489	1,210	189
1585089, 8.57%, 07/26/2020(b)	334	258	38
1588261, 10.24%, 07/29/2020	107	0	3
1588651, 9.76%, 07/29/2020(b)	2,416	2,012	429
1589495, 5.71%, 07/29/2020(b)	732	530	120
1589658, 5.71%, 07/29/2020(b)	10,597	8,884	655
1593258, 8.81%, 07/31/2020(b)	196	28	27
1593594, 10.26%, 07/31/2020(b)	110	0	28
1593935, 10.26%, 07/31/2020(b)	1	0	0
1594121, 6.91%, 07/31/2020(b)	5,943	5,005	820
1594637, 9.76%, 07/31/2020(b)	929	541	147
1595429, 10.96%, 08/01/2020(b)	5,397	4,619	992
1597661, 7.66%, 08/02/2020(b)	617	555	0
1598062, 10.97%, 08/03/2020(b)	966	651	115
1599651, 8.57%, 08/04/2020	258	173	24
1601497, 6.9%, 08/05/2020(b)	300	90	138
1602126, 10.24%, 08/05/2020(b)	206	0	77
1602155, 8.81%, 08/05/2020(b)	295	194	8
1603911, 10.96%, 08/06/2020	2,585	1,556	440
1604201, 5.71%, 08/06/2020(b)	417	330	75
1606185, 8.83%, 08/07/2020(b)	61	0	16
1611806, 7.62%, 08/11/2020(b)	2,722	2,176	533
1614084, 8.78%, 08/12/2020(b)	91	0	31
1614335, 6.94%, 08/12/2020(b)	242	170	64
1614869, 8.57%, 08/13/2020(b)	3,707	3,027	521
1615496, 9.77%, 08/13/2020(b)	1,219	528	501
1615570, 6.91%, 08/13/2020(b)	1,197	750	467
1617747, 6.92%, 08/14/2020(b)	2,273	2,064	365
1617847, 10.24%, 08/14/2020(b)	3,898	3,001	359
1619826, 10.29%, 08/14/2020	0	0	0
1619931, 8.81%, 08/14/2020(b)	315	127	13
1621118, 6.91%, 08/15/2020(b)	3,764	2,997	695
1632444, 10.24%, 08/19/2020(b)	341	239	10
1633843, 9.76%, 08/20/2020	4,032	540	2,724
1637815, 10.95%, 08/21/2020	310	0	147
1639035, 10.95%, 08/22/2020(b)	1,886	1,530	220
1639725, 8.57%, 08/22/2020(b)	2,634	2,158	548
1640080, 8.81%, 08/22/2020(b)	232	15	89
1641674, 7.67%, 08/25/2020(b)	447	395	0
1642209, 6.89%, 08/25/2020	321	220	160
1642532, 9.76%, 08/25/2020(b)	31,021	27,919	0
1643617, 8.57%, 08/26/2020(b)	275	209	37
1644626, 8.81%, 08/26/2020(b)	717	527	90
1644907, 6.92%, 08/26/2020(b)	488	275	222
1646056, 8.81%, 08/27/2020(b)	97	0	36
1647130, 8.57%, 08/27/2020(b)	1,304	1,111	168
1647452, 10.23%, 08/27/2020(b)	610	197	197
1647768, 10.25%, 08/27/2020(b)	480	213	197
1650460, 5.71%, 08/28/2020(b)	10,355	9,061	2,071
1651437, 9.76%, 09/01/2020(b)	1,733	1,140	693
1651625, 6.91%, 09/01/2020(b)	9,435	8,729	1,924

1653001, 10.98%, 09/01/2020(b)	1,009	905	0
1654333, 10.22%, 09/02/2020(b)	91	32	18
1654735, 8.57%, 09/03/2020(b)	906	687	177
1659490, 8.8%, 09/05/2020	513	336	154
1661544, 10.98%, 09/06/2020(b)	503	358	105
1666058, 8.57%, 09/08/2020	521	154	391
1666820, 9.76%, 09/08/2020	767	367	402
1666941, 9.76%, 09/08/2020(b)	8,795	7,854	1,728
1669193, 9.77%, 09/09/2020	290	227	39
1669315, 5.24%, 09/09/2020(b)	2,201	2,018	486
1671864, 8.81%, 09/11/2020(b)	5,472	4,553	1,632
1673261, 6.89%, 09/11/2020(b)	310	237	107
1673468, 6.93%, 09/12/2020(b)	175	127	101
1673671, 6.9%, 09/12/2020(b)	231	179	73
1673698, 6.9%, 09/12/2020(b)	2,359	2,188	529
1673730, 9.75%, 09/12/2020(b)	551	457	90
1674793, 8.57%, 09/12/2020(b)	2,129	1,441	962
1675031, 9.76%, 09/12/2020	197	65	130
1675146, 8.81%, 09/12/2020(b)	5,591	4,766	1,121
1675368, 10.24%, 09/12/2020(b)	235	86	59
1675410, 9.78%, 09/12/2020	856	660	189
1675445, 9.78%, 09/12/2020(b)	829	722	155
1675531, 8.82%, 09/12/2020	590	479	99
1675700, 6.9%, 09/12/2020	235	0	165
1675807, 5.72%, 09/12/2020	2,409	2,099	875
1676376, 5.24%, 09/12/2020(b)	390	351	57
1676463, 10.95%, 09/12/2020(b)	3,836	3,175	503
1676629, 8.84%, 09/12/2020(b)	579	451	80
1677358, 5.25%, 09/13/2020(b)	486	372	318
1677770, 8.8%, 09/13/2020	360	243	55
1677787, 5.24%, 09/13/2020	130	0	96
1678494, 5.71%, 09/13/2020(b)	614	519	275
1678767, 9.77%, 09/13/2020(b)	6,153	5,621	1,174
1678815, 7.62%, 09/13/2020(b)	1,115	895	314
1679233, 10.95%, 09/13/2020(b)	2,777	2,066	766
1680336, 5.24%, 09/13/2020(b)	2,022	1,848	537
1688433, 7.79%, 09/18/2020(b)	646	482	113
1688473, 8.75%, 09/18/2020(b)	483	412	56
1688605, 9.92%, 09/18/2020(b)	1,455	1,295	0
1688737, 8.72%, 09/18/2020(b)	3,549	3,178	560
1688759, 8.72%, 09/18/2020	135	0	100
1688769, 8.72%, 09/18/2020	1,018	807	266
1688902, 7.78%, 09/18/2020(b)	3,619	3,209	0
1688978, 7.76%, 09/18/2020(b)	872	766	184
1689677, 9.22%, 09/18/2020(b)	322	263	40
1689721, 7.8%, 09/18/2020(b)	427	291	169
1689791, 9.91%, 09/18/2020	2,976	2,304	782
1689852, 7.79%, 09/18/2020	991	706	151
1690358, 6.61%, 09/18/2020(b)	3,873	3,570	718
1690692, 4.25%, 09/18/2020	1,259	1,129	430
1690840, 7.55%, 09/18/2020	618	474	193
1690850, 6.6%, 09/18/2020	691	413	570
1690894, 9.2%, 09/18/2020(b)	5,886	4,967	969
1691020, 7.8%, 09/18/2020(b)	272	226	44
1691082, 9.21%, 09/18/2020(b)	1,137	921	242
1691152, 6.6%, 09/18/2020(b)	29,677	27,958	6,617
1691822, 6.62%, 09/19/2020	46	0	34
1691836, 7.55%, 09/19/2020	727	509	470
1691998, 8.73%, 09/19/2020	591	502	103
1692334, 7.78%, 09/19/2020(b)	776	628	0
1693309, 5.89%, 09/19/2020	764	489	448
1693676, 5.9%, 09/19/2020	497	443	124
1693704, 6.6%, 09/19/2020(b)	1,523	1,374	223
1693864, 8.72%, 09/19/2020(b)	3,572	2,872	1,231
1693929, 9.95%, 09/19/2020(b)	729	670	152
1694119, 7.78%, 09/19/2020	366	294	46
1694212, 4.25%, 09/19/2020	306	270	125
1694252, 4.25%, 09/19/2020(b)	2,596	2,528	652
1694386, 4.25%, 09/19/2020	1,099	0	628
1705923, 6.6%, 09/25/2020	254	168	161
1705959, 4.26%, 09/25/2020	1,196	1,135	292
1706070, 5.91%, 09/25/2020(b)	1,198	1,111	263
1706230, 6.6%, 09/25/2020	655	532	384
1707688, 7.78%, 09/25/2020(b)	2,030	1,338	1,173
1711989, 5.9%, 09/27/2020	638	507	301
1714724, 5.24%, 09/28/2020(b)	2,933	2,665	1,069
1715055, 10.26%, 09/28/2020(b)	146	31	111
1717810, 7.62%, 09/28/2020(b)	2,101	1,839	656
1718277, 10.96%, 09/29/2020	1,899	1,600	365
1720731, 6.91%, 09/30/2020(b)	12,519	11,734	3,349
1721524, 8.82%, 09/30/2020(b)	1,228	970	229
1724929, 8.82%, 10/01/2020	992	783	218

1725923, 8.77%, 10/02/2020(b)	367	309	76
1726424, 8.84%, 10/02/2020(b)	42	0	10
1729242, 8.8%, 10/03/2020(b)	1,155	1,029	198
1729710, 10.95%, 10/03/2020	119	58	67
1730247, 6.92%, 10/03/2020(b)	2,693	2,571	522
1732588, 10.97%, 10/04/2020(b)	452	315	237
1733805, 9.77%, 10/04/2020(b)	3,152	2,866	498
1734633, 10.95%, 10/04/2020	615	495	167
1735605, 5.71%, 10/04/2020	597	483	433
1736370, 10.95%, 10/05/2020(b)	664	511	230
1738795, 7.62%, 10/06/2020(b)	1,386	1,172	465
1738858, 8.8%, 10/06/2020(b)	515	443	64
1739156, 5.24%, 10/06/2020(b)	1,171	1,140	262
1739382, 9.79%, 10/07/2020(b)	215	122	173
1745643, 9.78%, 10/09/2020	652	538	166
1745692, 5.71%, 10/09/2020(b)	11,723	11,263	2,809
1746909, 10.97%, 10/10/2020	617	518	162
1746951, 10.27%, 10/10/2020(b)	260	177	36
1747296, 8.8%, 10/10/2020(b)	704	616	124
1748907, 8.82%, 10/10/2020(b)	2,118	1,942	639
1749348, 7.62%, 10/10/2020(b)	1,716	1,316	1,078
1750133, 8.57%, 10/11/2020(b)	3,723	3,416	778
1751300, 10.24%, 10/11/2020(b)	8,079	7,079	1,635
1754544, 8.82%, 10/12/2020	225	162	95
1756591, 6.9%, 10/13/2020	820	741	328
1756624, 8.84%, 10/13/2020(b)	784	687	139
1757078, 8.81%, 10/15/2020(b)	5,197	4,702	947
1757353, 8.82%, 10/15/2020(b)	471	388	135
1757765, 10.94%, 10/15/2020(b)	963	841	238
1760225, 10.96%, 10/16/2020(b)	2,578	2,360	470
1760439, 7.62%, 10/16/2020(b)	61,103	58,863	11,886
1764411, 6.9%, 10/16/2020	847	722	498
1766824, 5.24%, 10/17/2020(b)	124	82	99
1766860, 5.72%, 10/17/2020	1,331	1,185	535
1767110, 7.62%, 10/17/2020(b)	3,210	3,022	814
1769772, 9.78%, 10/18/2020	311	219	200
1769878, 5.71%, 10/18/2020(b)	2,607	2,397	1,075
1771526, 8.57%, 10/19/2020(b)	790	485	569
1772548, 8.82%, 10/19/2020(b)	1,855	1,678	313
1773466, 7.62%, 10/19/2020(b)	491	453	91
1773517, 10.95%, 10/19/2020(b)	807	727	143
1774074, 5.71%, 10/20/2020	441	0	339
1775545, 10.25%, 10/22/2020(b)	396	288	166
1775997, 10.25%, 10/22/2020(b)	1,387	1,172	617
1777586, 8.57%, 10/22/2020(b)	1,071	1,004	264
1778741, 9.77%, 10/23/2020(b)	1,072	590	846
1780102, 10.95%, 10/23/2020(b)	1,223	1,095	274
1782187, 8.57%, 10/24/2020(b)	7,118	6,793	1,367
1782556, 10.24%, 10/24/2020	9,123	7,660	3,565
1783354, 10.95%, 10/24/2020(b)	1,096	1,000	278
1783373, 6.9%, 10/24/2020(b)	5,194	5,056	1,386
1785032, 7.64%, 10/25/2020	704	643	276
1787436, 9.76%, 10/25/2020	1,455	1,175	1,000
1788029, 8.86%, 10/26/2020(b)	287	256	86
1789373, 6.91%, 10/26/2020	3,741	2,775	3,112
1790722, 7.62%, 10/27/2020	2,443	1,334	1,960
1791383, 9.76%, 10/28/2020(b)	3,942	3,556	963
1792838, 6.9%, 10/29/2020	1,253	1,103	680
1794897, 8.86%, 10/30/2020(b)	448	403	71
1795636, 8.79%, 10/30/2020(b)	134	76	110
1797368, 8.81%, 10/30/2020(b)	21	0	16
1799329, 9.76%, 11/01/2020(b)	4,063	3,808	1,324
1800628, 6.91%, 11/01/2020(b)	3,492	3,441	713
1801846, 10.23%, 11/02/2020(b)	1,427	1,343	262
1804282, 7.62%, 11/02/2020(b)	2,344	2,238	568
1804965, 8.81%, 11/02/2020(b)	145	111	36
1805364, 6.9%, 11/03/2020(b)	715	666	286
1805563, 9.76%, 11/03/2020	531	487	100
1805748, 9.76%, 11/03/2020(b)	8,740	8,354	0
1807311, 7.62%, 11/03/2020(b)	381	314	254
1807371, 5.71%, 11/03/2020	161	101	138
1807876, 5.25%, 11/03/2020(b)	127	92	108
1808221, 9.8%, 11/04/2020	23	0	19
1808536, 10.95%, 11/04/2020	107	74	48
1811434, 6.9%, 11/06/2020	524	410	430
1813719, 8.84%, 11/07/2020(b)	493	451	108
1813745, 9.76%, 11/07/2020(b)	8,880	8,342	2,434
1815030, 11%, 11/07/2020	389	345	147
1816254, 8.81%, 11/08/2020(b)	1,466	1,370	344
1816335, 10.94%, 11/08/2020(b)	299	235	183
1816810, 6.9%, 11/08/2020	1,940	1,819	702
1819615, 8.57%, 11/09/2020(b)	898	744	519

1820490, 5.71%, 11/09/2020	152	103	114
1820693, 8.81%, 11/09/2020(b)	753	617	312
1820908, 8.82%, 11/09/2020(b)	3,923	3,692	809
1821654, 8.81%, 11/09/2020(b)	1,002	912	188
1822149, 10.24%, 11/09/2020	1,330	886	1,112
1822725, 6.9%, 11/10/2020(b)	876	792	601
1823354, 6.9%, 11/10/2020	614	554	428
1823781, 8.81%, 11/10/2020(b)	942	839	265
1824445, 8.81%, 11/10/2020	1,908	1,519	1,109
1824857, 8.57%, 11/10/2020(b)	708	656	185
1824958, 5.22%, 11/10/2020(b)	1,298	1,272	287
1825064, 6.9%, 11/12/2020(b)	978	932	298
1825107, 9.77%, 11/11/2020(b)	651	552	309
1825170, 10.24%, 11/11/2020(b)	1,183	1,123	254
1826691, 5.24%, 11/13/2020	11,845	11,515	3,279
1827693, 7.62%, 11/13/2020	4,070	3,825	1,746
1828077, 10.95%, 11/13/2020	5,186	4,864	1,622
1830240, 8.83%, 11/14/2020	103	77	56
1830417, 10.95%, 11/14/2020(b)	87	37	65
1831652, 10.99%, 11/14/2020	607	561	121
1831698, 6.9%, 11/14/2020	405	127	353
1833417, 7.64%, 11/14/2020(b)	538	487	291
1833536, 8.57%, 11/15/2020(b)	11,526	11,117	2,415
1834628, 5.24%, 11/15/2020(b)	10,078	9,746	4,662
1837810, 8.82%, 11/15/2020(b)	1,759	1,540	592
1841147, 6.89%, 11/16/2020	74	39	61
1841426, 6.9%, 11/16/2020(b)	229	131	210
1841518, 9.75%, 11/16/2020(b)	807	777	148
1842352, 6.91%, 11/17/2020(b)	2,648	2,555	721
1843501, 9.76%, 11/17/2020	464	405	318
1844021, 10.24%, 11/17/2020(b)	968	877	326
1844462, 5.27%, 11/18/2020	199	176	175
1844544, 5.71%, 11/18/2020	466	426	372
1846050, 6.9%, 11/20/2020(b)	1,857	1,745	1,076
1846246, 5.22%, 11/20/2020(b)	417	400	178
1846272, 5.71%, 11/20/2020	1,377	1,324	567
1846969, 5.71%, 11/20/2020	74	44	55
1848562, 8.82%, 11/20/2020(b)	4,236	4,016	853
1849470, 8.57%, 11/20/2020(b)	898	826	406
1850471, 8.81%, 11/21/2020(b)	10,756	10,327	0
1850901, 8.57%, 11/21/2020(b)	7,060	6,740	2,019
1851333, 10.95%, 11/21/2020	2,248	2,095	805
1851355, 5.25%, 11/21/2020	930	844	821
1853020, 8.57%, 11/22/2020	2,594	1,659	2,531
1854358, 8.89%, 11/22/2020(b)	75	57	59
1854612, 6.9%, 11/22/2020	446	358	414
1857938, 9.76%, 11/23/2020(b)	26,574	25,813	4,947
1860995, 10.96%, 11/24/2020(b)	4,347	4,082	1,697
1861186, 7.62%, 11/24/2020(b)	457	0	449
1863181, 8.8%, 11/26/2020(b)	1,768	1,704	408
1863527, 8.8%, 11/27/2020(b)	523	458	261
1865109, 8.57%, 11/28/2020	289	236	242
1866512, 7.62%, 11/28/2020(b)	42	11	22
1868137, 7.62%, 11/29/2020	1,361	1,313	190
1868552, 10.96%, 11/29/2020(b)	1,695	1,531	1,151
1869398, 8.8%, 11/29/2020(b)	3,408	3,304	716
1869660, 8.8%, 11/29/2020	2,500	2,377	538
1870538, 6.9%, 11/29/2020	55	10	53
1872479, 5.24%, 11/30/2020	3,547	3,456	1,560
1873479, 8.81%, 11/30/2020(b)	1,713	1,721	780
1873542, 10.96%, 11/30/2020(b)	1,490	1,280	1,075
1874280, 8.57%, 11/30/2020	8,735	8,438	3,826
1874589, 8.84%, 11/30/2020(b)	629	606	128
1874607, 8.81%, 11/30/2020	8,622	8,126	2,422
1875092, 8.81%, 11/30/2020(b)	4,820	4,667	1,260
1875489, 6.95%, 11/30/2020	366	352	143
1875506, 6.91%, 11/30/2020	1,587	1,506	953
1876100, 5.71%, 11/30/2020	363	338	323
1876650, 10.25%, 11/30/2020	728	642	475
1876858, 6.91%, 11/30/2020(b)	2,194	2,156	605
1876902, 8.83%, 11/30/2020(b)	405	388	81
1876910, 8.57%, 11/30/2020(b)	1,421	1,371	404
1877506, 9.75%, 11/30/2020	812	780	311
1880426, 5.24%, 11/30/2020(b)	1,055	998	945
1880654, 9.76%, 12/01/2020(b)	3,255	3,201	867
1880840, 7.62%, 12/01/2020(b)	698	635	623
1880932, 10.23%, 12/01/2020(b)	877	852	181
1881047, 8.83%, 12/01/2020(b)	242	210	178
1881078, 8.57%, 12/01/2020(b)	9,532	9,318	2,186
1882260, 10.26%, 12/03/2020	90	42	79
1882333, 8.81%, 12/03/2020(b)	3,779	3,667	1,000
1883879, 7.65%, 12/03/2020(b)	446	420	248

1884174, 10.23%, 12/03/2020(b)	614	580	207
1884200, 5.71%, 12/03/2020	341	295	311
1884305, 8.57%, 12/03/2020	300	25	260
1885120, 8.81%, 12/03/2020(b)	4,783	4,624	1,184
1885178, 5.25%, 12/03/2020	297	260	272
1885198, 6.9%, 12/03/2020	1,529	1,456	958
1885435, 8.82%, 12/04/2020(b)	912	785	565
1885700, 6.9%, 12/04/2020(b)	5,614	5,475	2,314
1887388, 8.57%, 12/04/2020(b)	646	620	273
1887411, 5.24%, 12/04/2020(b)	5,993	5,814	3,915
1888019, 10.95%, 12/04/2020	1,494	1,216	1,377
1888874, 5.24%, 12/05/2020	983	963	446
1889018, 5.24%, 12/05/2020	876	850	597
1889037, 5.71%, 12/05/2020	672	642	593
1889402, 7.62%, 12/05/2020(b)	2,656	2,032	2,596
1890481, 6.94%, 12/05/2020(b)	344	327	195
1893924, 5.71%, 12/06/2020(b)	1,410	1,322	1,133
1894184, 5.25%, 12/06/2020(b)	1,515	1,482	967
1894342, 8.57%, 12/06/2020	817	769	579
1894898, 5.74%, 12/07/2020(b)	1,006	991	411
1896675, 6.9%, 12/07/2020	395	370	329
1896692, 10.24%, 12/07/2020	1,975	1,535	1,720
1897045, 10.95%, 12/07/2020	32,413	30,902	16,249
1898014, 5.71%, 12/08/2020(b)	2,630	2,583	1,089
1898929, 5.25%, 12/09/2020(b)	205	193	200
1899558, 5.25%, 12/10/2020(b)	1,297	1,271	767
1899920, 10.97%, 12/10/2020(b)	1,661	1,617	487
1900339, 8.57%, 12/10/2020	29	7	27
1901281, 7.62%, 12/10/2020	1,306	1,244	1,089
1903350, 9.81%, 12/11/2020(b)	508	495	144
1903942, 7.62%, 12/11/2020	81	66	73
1904122, 9.76%, 12/11/2020	12,758	12,352	5,253
1904893, 5.25%, 12/11/2020	667	634	614
1905174, 5.24%, 12/11/2020	2,151	2,079	1,676
1905261, 5.24%, 12/11/2020	9,841	9,663	6,461
1905578, 5.25%, 12/11/2020	210	175	204
1905649, 8.81%, 12/11/2020	528	428	413
1906277, 10.24%, 12/12/2020(b)	3,480	3,394	1,590
1906936, 7.62%, 12/12/2020(b)	1,196	1,146	813
1907013, 8.57%, 12/12/2020	518	490	390
1907120, 8.82%, 12/12/2020(b)	2,655	2,586	1,233
1907614, 10.24%, 12/12/2020(b)	7,423	7,287	2,030
1908105, 9.77%, 12/12/2020(b)	7,123	7,065	2,019
1929798, 5.9%, 12/20/2020	7,803	7,674	6,663
1931076, 6.63%, 12/20/2020	783	776	376
1931107, 9.19%, 12/20/2020	497	491	171
1931117, 6.6%, 12/20/2020	1,249	1,230	980
1931253, 9.91%, 12/20/2020(b)	1,977	1,963	580
1931464, 5.9%, 12/20/2020(b)	5,189	5,169	1,440
1931541, 9.21%, 12/20/2020(b)	1,192	1,176	450
1932012, 4.25%, 12/20/2020	1,273	1,263	994
1932191, 7.79%, 12/20/2020	997	976	385
1932250, 9.91%, 12/20/2020(b)	225	220	137
1932432, 7.77%, 12/20/2020	484	473	356
1935492, 9.92%, 12/22/2020	136	120	121
1935504, 4.27%, 12/22/2020(b)	148	145	141
1935809, 5.89%, 12/22/2020(b)	5,514	5,495	1,390
1935836, 9.2%, 12/22/2020(b)	106	103	80
1935874, 7.78%, 12/22/2020(b)	792	807	537
1935883, 9.89%, 12/22/2020(b)	296	291	200
1936027, 9.2%, 12/22/2020	2,105	2,090	367
1936041, 4.25%, 12/22/2020	78	63	76
1936084, 7.75%, 12/22/2020(b)	315	311	88
1936113, 5.89%, 12/23/2020(b)	1,228	1,220	570
1936188, 5.89%, 12/23/2020(b)	6,141	6,121	1,800
1936279, 6.6%, 12/23/2020(b)	1,555	1,547	555
1936359, 9.2%, 12/23/2020(b)	960	954	335
1936509, 5.89%, 12/23/2020(b)	60	56	53
1936562, 8.73%, 12/23/2020(b)	1,377	1,366	521
1936594, 4.25%, 12/23/2020(b)	1,944	1,924	1,838
1937906, 7.79%, 12/24/2020(b)	1,574	1,569	456
1938087, 6.6%, 12/24/2020	46	43	35
1938112, 5.9%, 12/24/2020	4,101	3,979	4,005
1938472, 9.91%, 12/24/2020(b)	37,387	37,336	7,652
1938621, 4.26%, 12/24/2020	202	198	198
1938978, 6.61%, 12/24/2020	1,995	1,981	1,135
1939229, 4.24%, 12/24/2020(b)	726	723	503
1939533, 8.73%, 12/24/2020(b)	312	213	307
1939920, 7.77%, 12/24/2020(b)	1,409	1,401	312
1939939, 4.72%, 12/24/2020	1,056	1,046	982
1940015, 9.2%, 12/24/2020	3,271	3,234	1,464
1940046, 7.78%, 12/24/2020	3,610	3,581	1,904

1940344, 8.73%, 12/24/2020	3,665	3,598	2,926
1940411, 5.9%, 12/24/2020(b)	1,036	1,032	479
1940542, 5.91%, 12/24/2020(b)	1,860	1,855	353
1940565, 9.92%, 12/24/2020	120	115	108
1947754, 8.83%, 12/27/2020(b)	366	366	131
1949064, 8.81%, 12/27/2020	1,019	1,024	884
1949322, 8.57%, 12/27/2020(b)	3,681	3,681	1,342
1950599, 10.97%, 12/27/2020	109	109	97
1950809, 5.71%, 12/27/2020	426	426	372
1950861, 6.92%, 12/27/2020(b)	1,456	1,456	277
1951223, 8.82%, 12/28/2020(b)	1,937	1,954	430
1951399, 6.91%, 12/28/2020(b)	4,251	4,249	905
1952466, 5.24%, 12/28/2020	1,057	1,057	872
1952526, 6.9%, 12/28/2020(b)	21,176	21,176	5,536
1952832, 5.71%, 12/28/2020(b)	6,615	6,615	3,108
1953105, 10.97%, 12/28/2020(b)	333	333	253
1953140, 6.91%, 12/28/2020	753	753	433
1953213, 5.25%, 12/28/2020(b)	851	851	309
1954032, 5.27%, 12/28/2020	115	115	111
1954233, 8.82%, 12/29/2020(b)	1,201	1,191	271
1954309, 10.95%, 12/29/2020(b)	1,016	1,016	171
1954411, 7.62%, 12/29/2020	332	331	234
1954457, 8.57%, 12/29/2020(b)	4,198	4,198	1,191
1954600, 6.9%, 12/29/2020	1,271	1,268	935
1954823, 5.24%, 12/30/2020(b)	754	754	675
1956177, 5.71%, 01/01/2021	748	748	550
1956268, 8.57%, 01/01/2021(b)	1,283	1,283	370
1957392, 8.57%, 01/01/2021(b)	6,727	6,736	1,245
1958681, 5.71%, 01/01/2021	40	40	36
1958953, 10.25%, 01/01/2021(b)	2,142	2,142	1,053
1959927, 5.25%, 01/02/2021	279	281	269
1962226, 6.91%, 01/02/2021(b)	2,227	2,226	477
1962372, 10.95%, 01/02/2021(b)	856	856	322
1962555, 8.82%, 01/02/2021	469	469	426
1963408, 5.25%, 01/03/2021(b)	1,394	1,394	672
1963498, 10.95%, 01/03/2021	2,199	2,198	1,534
1963616, 6.9%, 01/03/2021	493	493	242
1963934, 8.79%, 01/03/2021(b)	959	959	250
1964147, 5.24%, 01/03/2021	8,120	8,120	6,172
1964827, 5.24%, 01/03/2021	297	297	290
1965466, 6.9%, 01/03/2021(b)	12,000	12,000	5,661
1966105, 9.77%, 01/03/2021(b)	2,008	2,021	920
1966363, 5.24%, 01/03/2021	1,252	1,252	1,004
1966792, 7.62%, 01/03/2021	841	841	571
1966848, 6.91%, 01/04/2021	4,896	4,896	2,918
1967034, 6.9%, 01/04/2021	8,144	8,137	6,809
1969123, 5.24%, 01/05/2021	262	262	255
1969396, 7.62%, 01/05/2021(b)	6,810	6,810	3,267
1969759, 10.22%, 01/05/2021(b)	707	707	258
1969867, 8.57%, 01/05/2021(b)	4,895	4,895	1,202
1971120, 10.96%, 01/07/2021(b)	3,807	3,805	1,696
1973225, 10.96%, 01/08/2021	1,206	1,206	861
1973348, 10.96%, 01/08/2021(b)	5,876	5,882	2,146
1974969, 8.8%, 01/08/2021	958	960	307
1975533, 8.81%, 01/09/2021(b)	2,489	2,474	1,224
1978092, 5.24%, 01/10/2021	154	149	151
1978236, 6.9%, 01/10/2021(b)	1,483	1,482	1,011
1980488, 8.57%, 01/10/2021	1,576	1,578	808
1980825, 8.8%, 01/10/2021	1,092	1,078	835
1982109, 5.25%, 01/11/2021	91	91	89
1982366, 8.57%, 01/11/2021	557	556	509
1985605, 9.78%, 01/11/2021	411	411	279
1986485, 8.81%, 01/11/2021(b)	423	423	316
1988094, 8.82%, 01/12/2021	1,785	1,785	1,023
1988182, 9.77%, 01/12/2021	757	757	676
1991312, 8.57%, 01/15/2021	428	428	376
1991801, 8.57%, 01/15/2021(b)	1,799	1,799	518
1992582, 9.76%, 01/15/2021	296	296	285
1993052, 8.78%, 01/15/2021(b)	927	940	236
1993375, 8.8%, 01/15/2021	806	806	595
1993843, 9.77%, 01/15/2021	554	554	497
1994523, 9.76%, 01/16/2021(b)	7,136	7,134	2,651
1994790, 5.24%, 01/16/2021	605	605	590
1995264, 8.57%, 01/16/2021(b)	870	869	684
1995298, 10.24%, 01/16/2021	346	346	331
1995397, 8.57%, 01/16/2021(b)	24,942	24,949	8,585
1996553, 10.94%, 01/16/2021	169	169	146
1996633, 7.63%, 01/16/2021	296	303	260
1997050, 7.62%, 01/16/2021(b)	773	773	706
1997641, 10.98%, 01/17/2021	245	243	222
1997846, 7.62%, 01/17/2021	3,515	3,450	3,428
1998324, 5.24%, 01/17/2021	476	474	462

1998817, 9.76%, 01/17/2021(b)	2,560	2,556	959
1998929, 5.24%, 01/17/2021	1,621	1,628	1,574
1999232, 6.91%, 01/17/2021(b)	21,192	21,183	6,045
1999622, 5.24%, 01/17/2021	341	341	333
2000577, 6.91%, 01/18/2021	3,295	3,294	2,932
2000797, 5.71%, 01/18/2021	501	501	460
2000833, 9.76%, 01/18/2021(b)	583	586	264
2000853, 9.76%, 01/18/2021	1,983	1,978	1,544
2001689, 8.81%, 01/18/2021	72	72	65
2002148, 9.74%, 01/18/2021(b)	438	438	340
2002359, 8.83%, 01/18/2021(b)	123	123	83
2002616, 6.92%, 01/18/2021	204	204	187
2003060, 6.9%, 01/18/2021	1,230	1,230	685
2003516, 6.9%, 01/18/2021(b)	2,193	2,193	637
2003535, 8.57%, 01/18/2021	1,011	1,011	507
2003626, 10.96%, 01/19/2021(b)	5,236	5,233	2,617
2004085, 5.27%, 01/19/2021	479	479	292
2004259, 5.25%, 01/19/2021(b)	1,138	1,138	1,002
2006762, 5.71%, 01/20/2021	3,467	3,466	3,183
2006963, 5.24%, 01/20/2021	1,534	1,534	1,380
2007673, 5.71%, 01/21/2021	3,647	3,647	3,541
2010095, 8.86%, 01/22/2021(b)	233	233	102
2011485, 8.57%, 01/22/2021	0	0	0
2011548, 10.95%, 01/22/2021	931	931	771
2011718, 5.71%, 01/22/2021	624	624	544
2011786, 9.74%, 01/22/2021	859	859	564
2012001, 10.95%, 01/23/2021	209	209	167
2012650, 5.24%, 01/23/2021	609	609	595
2013706, 5.24%, 01/23/2021(b)	415	415	245
2014003, 8.81%, 01/23/2021(b)	400	401	215
2014084, 8.81%, 01/23/2021	92	92	37
2014129, 10.24%, 01/23/2021	473	473	458
2014469, 6.91%, 01/23/2021	222	222	217
2015532, 5.71%, 01/24/2021(b)	1,489	1,487	989
2015576, 6.91%, 01/24/2021(b)	2,401	2,395	1,346
2015614, 6.9%, 01/24/2021	1,354	1,338	1,146
2015971, 6.9%, 01/24/2021	1,280	1,280	996
2017081, 8.82%, 01/24/2021	1,707	1,707	608
2017140, 7.62%, 01/24/2021(b)	1,061	1,060	623
2017212, 5.24%, 01/24/2021	6,265	6,253	5,568
2017862, 10.98%, 01/24/2021(b)	1,013	1,012	376
2018245, 8.8%, 01/24/2021(b)	364	364	140
2019491, 6.92%, 01/25/2021	146	146	140
2019617, 10.95%, 01/25/2021(b)	2,211	2,211	1,767
2020529, 5.71%, 01/25/2021	2,783	2,783	2,554
2021554, 7.64%, 01/25/2021(b)	1,176	1,176	555
2021578, 5.71%, 01/25/2021	145	145	142
2021857, 8.86%, 01/25/2021	293	293	48
2021863, 5.24%, 01/25/2021(b)	666	666	378
2021932, 8.57%, 01/25/2021	1,672	1,679	1,275
2022374, 8.82%, 01/25/2021	611	620	516
2023961, 10.95%, 01/26/2021(b)	991	991	231
2024957, 5.71%, 01/26/2021(b)	5,937	5,937	4,487
2025193, 10.24%, 01/26/2021(b)	776	776	559
2025227, 5.25%, 01/26/2021(b)	2,021	2,021	1,580
2025325, 8.81%, 01/26/2021(b)	3,464	3,464	1,668
2030178, 10.97%, 01/29/2021	518	518	454
2031263, 10.23%, 01/29/2021	497	499	408
2031413, 8.81%, 01/29/2021	2,067	2,068	1,887
2031840, 10.23%, 01/29/2021(b)	821	821	566
2032079, 7.62%, 01/30/2021	3,406	3,406	2,372
2033131, 5.24%, 01/30/2021	807	807	785
2034758, 8.83%, 01/30/2021(b)	1,802	1,805	0
2034931, 5.24%, 01/30/2021	5,356	5,356	4,910
2035356, 10.23%, 01/30/2021	665	673	575
2035890, 5.74%, 01/31/2021(b)	93	93	85
2036193, 5.24%, 01/31/2021(b)	880	879	823
2036667, 7.62%, 01/31/2021	961	961	935
2036817, 5.71%, 01/31/2021	127	127	124
2037009, 5.71%, 01/31/2021	6,046	6,047	5,299
2038317, 10.25%, 01/31/2021	370	370	102
2038326, 6.92%, 01/31/2021(b)	966	965	796
2038377, 8.84%, 01/31/2021(b)	409	405	303
2040683, 5.26%, 02/01/2021(b)	1,188	1,188	603
2040734, 8.76%, 02/01/2021	54	54	26
2041445, 5.24%, 02/01/2021(b)	1,407	1,407	1,165
2041647, 10.96%, 02/01/2021	3,636	3,636	2,216
2041810, 10.24%, 02/01/2021	178	178	164
2041899, 8.57%, 02/01/2021	512	512	316
2042030, 10.24%, 02/01/2021(b)	453	453	76
2043185, 10.24%, 02/01/2021(b)	9,666	9,698	1,932
2043841, 7.62%, 02/02/2021(b)	14,866	14,866	11,939

2044993, 8.57%, 02/02/2021(b)	1,758	1,758	371
2045020, 10.25%, 02/02/2021(b)	2,900	2,900	732
2045106, 6.91%, 02/02/2021(b)	1,506	1,516	1,303
2045386, 5.24%, 02/02/2021	1,018	1,018	994
2045747, 10.23%, 02/02/2021(b)	3,934	3,938	1,076
2045878, 6.91%, 02/02/2021	1,859	1,859	1,599
2046573, 10.92%, 02/02/2021	268	268	187
2047241, 5.23%, 02/03/2021(b)	4,239	4,232	1,429
2047481, 5.26%, 02/04/2021	1,310	1,310	695
2049697, 5.26%, 02/05/2021	362	362	352
2049928, 6.9%, 02/05/2021(b)	2,674	2,674	1,859
2050638, 6.9%, 02/05/2021	339	339	330
2050834, 5.73%, 02/05/2021(b)	2,046	2,046	645
2050897, 10.95%, 02/05/2021	239	239	210
2051535, 10.96%, 02/05/2021(b)	1,697	1,698	1,541
2051798, 10.95%, 02/05/2021	616	616	599
2052615, 6.91%, 02/06/2021	6,343	6,343	2,891
2052928, 10.95%, 02/06/2021	33	33	30
2053155, 10.24%, 02/06/2021(b)	1,471	1,471	973
2053221, 5.71%, 02/06/2021(b)	6,489	6,486	5,232
2054428, 6.9%, 02/06/2021	5,270	5,270	5,139
2055470, 5.26%, 02/06/2021(b)	552	552	480
2055585, 10.95%, 02/07/2021(b)	3,482	3,479	1,791
2055725, 7.62%, 02/07/2021	844	843	621
2057208, 10.28%, 02/07/2021(b)	404	404	249
2057226, 6.92%, 02/07/2021	64	64	63
2057905, 5.24%, 02/07/2021	249	248	241
2058051, 7.62%, 02/07/2021(b)	644	644	565
2058238, 10.95%, 02/07/2021	5,041	5,024	1,795
2058655, 6.92%, 02/07/2021	97	93	91
2059961, 8.81%, 02/08/2021	1,102	1,102	192
2060028, 8.81%, 02/08/2021	290	290	136
2061632, 9.76%, 02/08/2021	4,282	4,284	4,122
2063172, 5.24%, 02/08/2021	138	138	136
2063419, 10.24%, 02/08/2021	3,381	3,381	2,058
2063889, 6.9%, 02/09/2021	1,580	1,580	1,335
2064001, 5.25%, 02/09/2021	817	817	797
2064302, 10.97%, 02/09/2021	401	401	343
2064345, 5.71%, 02/09/2021(b)	1,251	1,251	766
2064400, 10.26%, 02/09/2021(b)	712	713	252
2064441, 5.71%, 02/09/2021	802	802	651
2064501, 6.92%, 02/09/2021	211	211	206
2064937, 9.76%, 02/09/2021	17,800	17,802	15,870
2065978, 10.23%, 02/09/2021(b)	708	708	588
2066113, 6.9%, 02/09/2021	1,607	1,607	1,560
2066478, 8.8%, 02/09/2021(b)	2,224	2,226	952
2066532, 8.81%, 02/09/2021(b)	5,325	5,325	3,777
2068014, 10.98%, 02/11/2021	304	304	287
2068095, 8.57%, 02/11/2021	1,261	1,259	1,124
2068972, 5.71%, 02/12/2021	828	827	805
2072827, 10.95%, 02/12/2021	45	45	45
2073727, 8.81%, 02/12/2021	11,021	11,021	7,410
2074682, 10.95%, 02/12/2021(b)	1,653	1,653	1,171
2074958, 5.23%, 02/12/2021	257	257	250
2075681, 8.57%, 02/12/2021	922	922	858
2075994, 6.89%, 02/12/2021(b)	511	511	372
2076138, 5.25%, 02/12/2021	1,635	1,635	1,498
2076317, 5.24%, 02/12/2021	813	813	737
2076479, 10.97%, 02/13/2021(b)	913	913	598
2076623, 5.24%, 02/13/2021	155	154	152
2076746, 8.8%, 02/13/2021(b)	1,772	1,774	854
2076985, 10.24%, 02/13/2021	396	396	372
2077563, 6.9%, 02/13/2021	722	722	628
2079596, 8.57%, 02/13/2021(b)	910	910	720
2079658, 8.57%, 02/13/2021	2,408	2,408	2,266
2080290, 5.24%, 02/14/2021	962	959	935
2081121, 7.62%, 02/14/2021	1,167	1,162	967
2081256, 5.25%, 02/14/2021	500	498	489
2081546, 8.82%, 02/14/2021(b)	1,931	1,926	1,095
2081619, 5.71%, 02/14/2021(b)	7,115	7,105	5,662
2081863, 5.25%, 02/14/2021	113	111	109
2081966, 6.9%, 02/14/2021(b)	4,902	4,902	3,900
2082414, 9.77%, 02/14/2021(b)	2,100	2,091	1,593
2082924, 6.93%, 02/14/2021(b)	1,584	1,582	486
2083263, 8.57%, 02/14/2021(b)	2,931	2,926	2,504
2084546, 7.62%, 02/15/2021(b)	485	485	446
2084992, 7.62%, 02/15/2021	116	116	113
2085173, 6.91%, 02/15/2021(b)	888	893	540
2085517, 5.24%, 02/15/2021	1,344	1,344	1,276
2085619, 8.82%, 02/15/2021(b)	1,390	1,390	429
2085737, 5.25%, 02/15/2021	572	572	559
2086181, 8.57%, 02/15/2021	243	243	236

2086708, 8.57%, 02/15/2021	218	218	211
2086999, 8.82%, 02/15/2021	442	442	406
2087046, 5.24%, 02/15/2021	822	822	801
2087174, 5.71%, 02/15/2021	629	629	584
2087576, 5.24%, 02/15/2021	183	183	178
2087820, 10.23%, 02/15/2021(b)	2,484	2,484	2,037
2087963, 7.62%, 02/16/2021(b)	2,343	2,343	1,297
2088186, 5.24%, 02/16/2021	1,760	1,767	1,713
2088552, 5.24%, 02/16/2021	1,364	1,364	1,332
2088848, 10.95%, 02/16/2021(b)	18,552	18,554	6,832
2089591, 8.57%, 02/16/2021(b)	6,244	6,244	5,141
2090002, 5.24%, 02/16/2021	244	244	239
2091346, 8.81%, 02/16/2021(b)	2,347	2,347	813
2091583, 10.23%, 02/17/2021(b)	2,350	2,350	811
2092845, 5.25%, 02/19/2021	221	221	216
2092949, 8.82%, 02/19/2021	829	829	634
2093097, 5.25%, 02/19/2021	291	290	283
2093833, 8.57%, 02/19/2021(b)	2,883	2,884	1,473
2093924, 8.8%, 02/19/2021(b)	5,276	5,276	2,243
2094657, 6.9%, 02/19/2021	1,498	1,498	1,220
2095029, 7.62%, 02/19/2021	1,376	1,376	1,174
2095240, 5.25%, 02/19/2021(b)	1,482	1,482	1,260
2095636, 10.95%, 02/19/2021(b)	424	424	367
2095700, 10.25%, 02/19/2021(b)	1,626	1,626	417
2096096, 5.25%, 02/20/2021(b)	3,599	3,599	2,331
2096275, 6.9%, 02/20/2021	1,028	1,028	919
2096337, 10.24%, 02/20/2021(b)	3,342	3,339	2,084
2096605, 5.25%, 02/20/2021(b)	2,634	2,634	1,354
2096662, 6.92%, 02/20/2021(b)	3,271	3,270	1,051
2096840, 7.62%, 02/20/2021(b)	437	437	399
2096895, 10.24%, 02/20/2021(b)	1,166	1,166	934
2096974, 5.24%, 02/20/2021	2,387	2,387	2,256
2097641, 8.81%, 02/20/2021(b)	1,341	1,341	1,007
2097720, 10.27%, 02/20/2021(b)	1,097	1,097	293
2097777, 9.77%, 02/20/2021	782	786	731
2098005, 8.84%, 02/20/2021(b)	863	863	230
2098020, 9.77%, 02/20/2021	417	417	378
2098210, 5.24%, 02/20/2021(b)	1,251	1,251	882
2098303, 10.97%, 02/20/2021	503	503	459
2098368, 9.77%, 02/20/2021(b)	2,020	2,020	929
2098777, 5.71%, 02/20/2021	183	183	178
2098922, 5.71%, 02/20/2021	4,934	4,934	4,679
2099311, 5.71%, 02/20/2021(b)	846	847	821
2099459, 8.57%, 02/21/2021	488	488	350
2099809, 6.9%, 02/21/2021	4,487	4,487	3,115
2099938, 5.75%, 02/21/2021	262	262	251
2102146, 8.81%, 02/21/2021(b)	803	804	725
2102367, 7.62%, 02/21/2021(b)	3,557	3,551	2,728
2103323, 6.9%, 02/22/2021	860	860	798
2103408, 5.71%, 02/22/2021	1,763	1,762	1,722
2103881, 7.65%, 02/22/2021	576	576	503
2104140, 6.91%, 02/22/2021(b)	4,513	4,512	2,222
2104268, 7.62%, 02/22/2021(b)	3,148	3,148	2,618
2104659, 5.23%, 02/22/2021(b)	2,491	2,491	1,828
2105453, 7.62%, 02/22/2021	4	4	2
2105515, 5.25%, 02/22/2021(b)	1,290	1,290	1,095
2106112, 6.91%, 02/22/2021(b)	3,035	3,035	2,871
2106347, 10.95%, 02/22/2021	4,247	4,249	3,998
2106711, 5.25%, 02/22/2021	1,187	1,187	1,153
2106915, 5.74%, 02/23/2021	67	65	65
2107007, 10.24%, 02/23/2021(b)	3,305	3,299	1,027
2107235, 9.78%, 02/23/2021	437	437	392
2107504, 10.2%, 02/23/2021	164	164	135
2107522, 10.95%, 02/23/2021	94	94	91
2107603, 5.24%, 02/23/2021(b)	2,132	2,131	2,012
2107785, 7.62%, 02/23/2021	2,054	2,054	1,259
2107848, 10.25%, 02/23/2021(b)	564	564	196
2107897, 5.26%, 02/23/2021	350	350	342
2107906, 5.71%, 02/23/2021	59	58	57
2107981, 8.81%, 02/23/2021	7,410	7,555	2,624
2108360, 5.26%, 02/23/2021	448	447	436
2108398, 10.24%, 02/23/2021	5,018	5,018	1,697
2108485, 5.24%, 02/23/2021	11,600	11,600	8,610
2108966, 10.24%, 02/23/2021	2,820	2,820	2,032
2109158, 5.24%, 02/23/2021(b)	4,886	4,886	2,606
2109648, 5.26%, 02/23/2021	684	684	650
2109725, 9.77%, 02/23/2021	5,257	5,257	2,171
2110001, 10.24%, 02/23/2021(b)	213	213	135
2110609, 5.71%, 02/24/2021	979	979	812
2110653, 5.71%, 02/24/2021	1,977	1,977	1,614
2110795, 8.57%, 02/25/2021	362	362	339
2110897, 10.22%, 02/25/2021(b)	594	594	456

2110976, 5.24%, 02/25/2021	764	763	712
2111185, 5.71%, 02/25/2021	372	371	362
2111401, 6.91%, 02/26/2021	5,330	5,330	4,148
2112458, 8.81%, 02/26/2021	1,868	1,869	780
2112592, 5.24%, 02/26/2021	2,834	2,834	2,692
2114982, 8.57%, 02/26/2021	336	336	272
2115013, 8.81%, 02/26/2021	2,051	2,051	1,301
2115989, 5.71%, 02/27/2021	3	2	3
2116574, 8.81%, 02/27/2021(b)	2,068	2,068	1,829
2116937, 5.24%, 02/27/2021	1,430	1,430	1,369
2117078, 7.62%, 02/27/2021(b)	1,786	1,786	893
2117338, 5.26%, 02/27/2021	378	378	368
2117421, 5.24%, 02/27/2021	356	356	347
2117519, 10.24%, 02/27/2021	1,641	1,651	1,153
2117580, 6.9%, 02/27/2021	1,045	1,045	1,001
2118026, 6.89%, 02/27/2021	1,011	1,011	715
2118140, 8.81%, 02/27/2021(b)	4,228	4,228	1,051
2118711, 10.97%, 02/27/2021	1,788	1,788	1,163
2118827, 8.82%, 02/27/2021(b)	695	695	326
2119458, 6.91%, 02/28/2021	1,293	1,290	1,225
2120142, 5.25%, 02/28/2021	119	117	117
2120229, 10.95%, 02/28/2021	533	533	511
2120291, 10.24%, 02/28/2021(b)	5,898	5,874	1,995
2120674, 10.96%, 02/28/2021	1,019	1,020	949
2120767, 7.62%, 02/28/2021(b)	3,121	3,114	1,511
2120869, 8.57%, 02/28/2021(b)	5,116	5,111	2,140
2121041, 9.77%, 02/28/2021(b)	8,234	8,213	1,924
2121837, 6.92%, 02/28/2021	653	650	628
2121916, 9.76%, 02/28/2021(b)	3,359	3,359	2,704
2122039, 5.25%, 02/28/2021	624	624	607
2123541, 10.24%, 02/28/2021	3,930	3,928	2,626
2123691, 7.65%, 02/28/2021(b)	1,416	1,416	352
2123835, 5.71%, 02/28/2021(b)	2,794	2,794	1,476
2124347, 7.62%, 02/28/2021(b)	3,515	3,514	705
2124530, 8.81%, 02/28/2021(b)	3,276	3,276	1,323
2125732, 6.91%, 02/28/2021	460	460	448
2126229, 10.94%, 02/28/2021	721	721	538
2126474, 5.71%, 02/28/2021	148	148	143
2126704, 6.9%, 02/28/2021(b)	4,532	4,532	3,757
2126972, 5.71%, 02/28/2021	465	465	329
2127198, 8.81%, 02/28/2021(b)	2,289	2,289	977
2127248, 8.79%, 02/28/2021	740	740	452
2127270, 7.62%, 02/28/2021	508	508	494
2127516, 10.24%, 02/28/2021(b)	5,034	5,031	3,902
2128225, 8.57%, 02/28/2021	206	206	172
2128566, 10.26%, 02/28/2021(b)	1,046	1,046	591
2128583, 9.77%, 02/28/2021(b)	1,214	1,214	988
2130425, 5.71%, 02/28/2021	13,161	13,156	10,413
2131150, 9.76%, 02/28/2021	1,191	1,191	1,083
2131297, 6.91%, 02/28/2021	1,685	1,685	1,632
2131422, 9.78%, 02/28/2021	83	83	79
2131449, 9.76%, 02/28/2021(b)	2,686	2,686	1,798
2131771, 5.24%, 02/28/2021	2,593	2,593	2,519
2132237, 6.9%, 03/02/2021(b)	28,230	28,230	15,313
2134069, 10.23%, 03/03/2021	1,900	1,900	1,501
2134561, 6.91%, 03/03/2021	955	955	769
2135959, 5.24%, 03/03/2021	2,333	2,333	2,200
2136605, 10.24%, 03/03/2021(b)	1,404	1,404	1,330
2138375, 5.26%, 03/03/2021	950	953	737
2138587, 8.8%, 03/03/2021	1,313	1,313	554
2138614, 8.86%, 03/03/2021	406	406	199
2138641, 5.25%, 03/03/2021	1,143	1,143	856
2138754, 6.9%, 03/03/2021(b)	1,606	1,611	1,134
2138903, 8.81%, 03/03/2021	505	505	126
2138911, 8.83%, 03/03/2021	290	290	120
2138937, 8.82%, 03/03/2021	639	639	339
2139171, 7.62%, 03/04/2021(b)	4,541	4,532	3,608
2139350, 9.78%, 03/04/2021	509	508	385
2141741, 8.57%, 03/04/2021	1,107	1,106	980
2142420, 9.76%, 03/04/2021(b)	2,257	2,255	1,650
2142792, 8.83%, 03/04/2021(b)	595	595	339
2142835, 5.24%, 03/04/2021	850	849	810
2143775, 5.71%, 03/05/2021	1,398	1,398	835
2143822, 10.95%, 03/05/2021	568	568	516
2145831, 10.24%, 03/05/2021(b)	783	784	271
2145881, 8.8%, 03/05/2021	1,015	1,015	452
2146019, 10.95%, 03/05/2021	1,539	1,539	1,372
2146172, 10.24%, 03/05/2021	23	23	22
2146425, 6.88%, 03/05/2021	883	883	431
2146438, 5.24%, 03/05/2021	1,099	1,099	1,036
2146466, 6.9%, 03/05/2021	1,538	1,538	678
2146490, 5.24%, 03/05/2021	4,049	4,051	2,270

2146679, 5.25%, 03/05/2021	1,469	1,469	1,105
2147022, 5.24%, 03/05/2021(b)	11,991	11,991	6,153
2147591, 7.62%, 03/06/2021	2,128	2,128	2,020
2148098, 6.9%, 03/06/2021(b)	1,071	1,071	689
2148251, 9.76%, 03/06/2021(b)	254	254	221
2148273, 6.91%, 03/06/2021	2,561	2,561	2,194
2149294, 8.8%, 03/06/2021(b)	1,443	1,443	551
2149894, 5.26%, 03/06/2021	287	287	280
2149905, 6.9%, 03/06/2021	11,323	11,312	10,392
2150656, 10.95%, 03/06/2021	3,022	3,022	2,353
2150883, 6.92%, 03/07/2021	185	185	180
2150978, 6.93%, 03/07/2021(b)	697	697	480
2151019, 5.71%, 03/07/2021	1,029	1,029	829
2151093, 8.82%, 03/07/2021	1,131	1,131	1,046
2151277, 6.9%, 03/07/2021	1,476	1,476	1,403
2151457, 5.71%, 03/08/2021	1,276	1,275	1,162
2151602, 5.27%, 03/08/2021	617	617	437
2151639, 6.91%, 03/08/2021	1,428	1,428	1,177
2151730, 5.71%, 03/08/2021(b)	836	836	740
2151828, 9.77%, 03/08/2021(b)	1,492	1,492	1,280
2152041, 10.96%, 03/09/2021	359	359	345
2152845, 5.72%, 03/09/2021	2,309	2,306	2,244
2153324, 7.62%, 03/09/2021(b)	12,410	12,418	4,282
2153667, 8.57%, 03/09/2021	45	45	44
2154168, 6.91%, 03/09/2021(b)	18,488	18,488	4,754
2155078, 10.24%, 03/09/2021	4,897	4,911	3,659
2155330, 5.71%, 03/09/2021	7,643	7,642	7,324
2156130, 5.25%, 03/10/2021(b)	1,684	1,684	1,040
2156220, 10.95%, 03/10/2021	8,943	8,943	6,465
2156772, 8.86%, 03/10/2021(b)	543	542	187
2157065, 6.9%, 03/10/2021	1,450	1,450	1,413
2157214, 9.78%, 03/10/2021	297	297	289
2157962, 8.84%, 03/10/2021	716	717	314
2158126, 5.25%, 03/10/2021	1,288	1,288	1,232
2158715, 5.29%, 03/10/2021	257	257	243
2158770, 6.9%, 03/10/2021(b)	537	537	498
2158850, 9.76%, 03/10/2021	3,282	3,282	3,049
2159292, 5.27%, 03/10/2021	426	426	409
2159326, 6.91%, 03/10/2021	252	252	246
2160471, 5.71%, 03/11/2021	1,673	1,668	1,616
2160553, 5.24%, 03/11/2021(b)	5,959	5,954	3,192
2161468, 6.9%, 03/11/2021	1,185	1,184	1,140
2161549, 5.24%, 03/11/2021	435	435	423
2162371, 5.24%, 03/11/2021(b)	2,453	2,453	2,175
2162408, 5.71%, 03/11/2021(b)	891	889	693
2162426, 10.24%, 03/11/2021(b)	3,067	3,065	1,997
2163481, 5.24%, 03/12/2021	4,066	4,065	3,946
2164014, 7.62%, 03/12/2021	615	614	555
2164043, 5.24%, 03/12/2021	1,336	1,335	1,136
2164285, 5.24%, 03/12/2021	1,107	1,107	1,080
2164616, 10.95%, 03/12/2021	4,133	4,133	3,485
2165603, 5.24%, 03/12/2021	555	555	536
2165712, 5.71%, 03/12/2021	1,726	1,726	1,644
2165941, 5.25%, 03/12/2021	1,336	1,335	1,281
2167000, 10.24%, 03/13/2021	570	569	550
2167205, 8.82%, 03/13/2021	730	730	621
2167487, 6.9%, 03/13/2021	704	704	680
2167670, 5.71%, 03/13/2021	416	415	399
2167711, 10.24%, 03/13/2021(b)	3,148	3,148	2,357
2167809, 10.95%, 03/13/2021(b)	5,500	5,562	1,455
2168388, 10.25%, 03/13/2021(b)	1,021	1,021	640
2169070, 6.9%, 03/13/2021	4,334	4,331	4,206
2169507, 10.95%, 03/13/2021	1,008	1,008	817
2169575, 5.24%, 03/13/2021	380	380	371
2169661, 5.24%, 03/13/2021	1,134	1,134	1,106
2169983, 10.25%, 03/13/2021	927	927	851
2170053, 6.91%, 03/13/2021(b)	3,386	3,385	2,689
2170566, 7.62%, 03/14/2021	632	631	616
2170770, 8.81%, 03/14/2021	4,221	4,221	2,200
2170994, 6.88%, 03/14/2021	175	174	170
2171039, 5.23%, 03/14/2021	1,959	1,959	1,850
2171937, 5.24%, 03/16/2021	211	210	206
2172141, 7.63%, 03/16/2021	311	311	305
2172661, 5.24%, 03/16/2021(b)	2,546	2,546	1,330
2172767, 9.77%, 03/16/2021	1,309	1,309	988
2172887, 10.95%, 03/16/2021	8,773	8,773	7,371
2173512, 10.96%, 03/16/2021(b)	4,431	4,431	1,487
2174099, 5.24%, 03/16/2021	11,257	11,254	10,188
2174994, 8.8%, 03/16/2021	1,723	1,723	701
2175065, 5.24%, 03/16/2021	7,345	7,343	6,148
2175743, 8.83%, 03/16/2021	259	259	133
2175892, 8.84%, 03/17/2021(b)	618	618	299

2175919, 8.57%, 03/17/2021	148	148	144
2175934, 6.9%, 03/17/2021	1,161	1,161	946
2176433, 5.25%, 03/17/2021	597	596	582
2176654, 6.92%, 03/17/2021	187	187	183
2176741, 10.95%, 03/17/2021	1,375	1,375	1,250
2177062, 8.57%, 03/17/2021	6,249	6,249	3,059
2177259, 6.9%, 03/17/2021	145	145	141
2177312, 6.92%, 03/17/2021	617	616	532
2177346, 5.24%, 03/17/2021	760	759	742
2177552, 5.25%, 03/17/2021(b)	3,514	3,514	1,739
2177616, 10.22%, 03/17/2021(b)	1,206	1,206	283
2177851, 9.76%, 03/17/2021	84	84	81
2177952, 10.96%, 03/17/2021	561	561	513
2178023, 10.97%, 03/17/2021	1,134	1,134	696
2178764, 8.57%, 03/17/2021	1,959	1,960	1,907
2179051, 5.24%, 03/18/2021	754	753	657
2179122, 9.76%, 03/18/2021(b)	26,077	26,028	12,547
2179783, 8.82%, 03/18/2021(b)	1,514	1,514	895
2180113, 5.24%, 03/18/2021(b)	3,850	3,848	3,427
2180259, 8.81%, 03/18/2021	1,527	1,527	412
2180378, 8.57%, 03/18/2021(b)	3,729	3,729	1,217
2180434, 10.25%, 03/18/2021(b)	2,248	2,272	914
2180492, 5.72%, 03/18/2021(b)	3,558	3,552	2,637
2180840, 6.91%, 03/18/2021	11,949	11,924	11,441
2181628, 6.9%, 03/18/2021	8,087	8,088	7,213
2182746, 6.92%, 03/19/2021	204	204	194
2182804, 7.62%, 03/19/2021	177	178	171
2182862, 10.95%, 03/19/2021	264	264	224
2182911, 8.57%, 03/19/2021(b)	745	745	473
2183018, 7.62%, 03/19/2021	2,125	2,125	2,034
2183172, 5.24%, 03/19/2021	460	459	448
2183460, 6.91%, 03/19/2021	1,053	1,052	1,011
2184146, 8.82%, 03/19/2021(b)	2,621	2,621	754
2184432, 10.95%, 03/19/2021	2,495	2,496	1,703
2184493, 5.71%, 03/19/2021(b)	9,442	9,438	8,661
2185389, 7.62%, 03/19/2021(b)	3,517	3,517	2,324
2185658, 9.76%, 03/19/2021	3,237	3,237	3,145
2186069, 6.9%, 03/20/2021	5,071	5,061	4,241
2186372, 5.24%, 03/20/2021	4,270	4,262	4,160
2186658, 5.71%, 03/20/2021	4,671	4,659	4,550
2187056, 10.96%, 03/20/2021	1,017	1,017	968
2187329, 8.8%, 03/20/2021	576	576	532
2188192, 6.91%, 03/20/2021(b)	3,611	3,612	1,377
2188296, 10.93%, 03/20/2021(b)	254	254	189
2188310, 8.81%, 03/20/2021	2,390	2,393	1,645
2188530, 6.91%, 03/20/2021	1,161	1,161	1,120
2188646, 10.95%, 03/20/2021	20	20	19
2188782, 8.84%, 03/20/2021(b)	584	584	134
2188815, 5.25%, 03/20/2021	1,835	1,833	1,760
2188916, 6.91%, 03/20/2021	2,544	2,544	2,436
2189445, 5.71%, 03/21/2021	3,266	3,247	3,181
2191641, 6.9%, 03/23/2021	6,778	6,774	4,435
2192122, 8.57%, 03/23/2021	1,274	1,274	1,108
2192247, 5.72%, 03/23/2021	6,079	6,077	3,644
2192561, 8.8%, 03/23/2021(b)	449	449	385
2192614, 5.24%, 03/23/2021	854	853	832
2192819, 5.26%, 03/23/2021	632	632	516
2193512, 6.9%, 03/23/2021(b)	4,748	4,745	3,813
2193840, 9.75%, 03/23/2021	6	6	6
2193910, 5.25%, 03/23/2021	155	155	152
2193967, 10.24%, 03/23/2021(b)	11,511	11,522	8,750
2194538, 5.71%, 03/24/2021(b)	1,410	1,409	778
2194614, 5.24%, 03/24/2021	1,146	1,145	1,114
2194671, 6.92%, 03/24/2021	562	561	520
2194710, 6.92%, 03/24/2021	642	636	622
2195443, 5.24%, 03/24/2021(b)	1,907	1,906	901
2195489, 5.25%, 03/24/2021	2,139	2,137	2,042
2195792, 10.95%, 03/24/2021(b)	2,295	2,295	1,909
2195952, 8.89%, 03/24/2021	361	361	108
2195961, 9.8%, 03/24/2021	156	156	149
2195971, 10.23%, 03/24/2021(b)	3,389	3,389	0
2196017, 8.81%, 03/24/2021(b)	5,801	5,805	2,888
2196161, 5.25%, 03/24/2021(b)	1,529	1,528	1,387
2196420, 7.63%, 03/24/2021(b)	3,840	3,840	2,692
2196554, 5.71%, 03/24/2021	447	446	435
2196590, 10.28%, 03/24/2021	368	369	221
2196741, 5.24%, 03/24/2021(b)	1,307	1,307	1,062
2196788, 8.81%, 03/24/2021	17,442	17,442	5,582
2197644, 6.89%, 03/24/2021(b)	492	491	456
2197691, 8.57%, 03/24/2021	260	259	253
2197790, 8.82%, 03/24/2021	431	435	387
2198107, 8.84%, 03/25/2021(b)	762	762	197

2198121, 7.62%, 03/25/2021	188	183	184
2198467, 5.74%, 03/25/2021	698	697	658
2198508, 6.9%, 03/25/2021	420	415	409
2198627, 8.57%, 03/25/2021	2,943	2,938	2,634
2198965, 7.63%, 03/25/2021	2,937	2,932	2,662
2199055, 7.62%, 03/25/2021(b)	444	444	385
2199118, 6.91%, 03/25/2021(b)	4,153	4,147	1,843
2199339, 10.95%, 03/25/2021	205	190	199
2199563, 10.95%, 03/25/2021	552	549	499
2199923, 6.9%, 03/25/2021	60	60	58
2200009, 5.24%, 03/25/2021(b)	3,136	3,133	1,957
2200159, 5.71%, 03/25/2021(b)	679	678	622
2200495, 5.71%, 03/25/2021	5,909	5,906	3,407
2201629, 9.76%, 03/26/2021(b)	16,485	16,477	12,501
2202403, 6.9%, 03/26/2021	1,275	1,274	915
2202453, 6.9%, 03/26/2021	28	28	25
2202521, 10.23%, 03/26/2021(b)	1,667	1,668	754
2202616, 7.64%, 03/26/2021	744	744	680
2202749, 6.9%, 03/26/2021	898	898	873
2202862, 5.24%, 03/26/2021	11,735	11,715	11,380
2204068, 8.86%, 03/26/2021(b)	463	463	214
2204118, 9.8%, 03/26/2021	58	58	57
2204128, 6.89%, 03/26/2021	394	394	375
2204884, 6.9%, 03/26/2021	1,417	1,417	1,309
2205015, 10.23%, 03/27/2021	706	706	371
2205163, 8.81%, 03/27/2021	51	51	49
2205290, 10.96%, 03/27/2021	382	382	373
2205912, 10.25%, 03/27/2021	1,225	1,225	1,082
2206002, 8.82%, 03/27/2021(b)	1,677	1,677	842
2206225, 6.9%, 03/27/2021	2,477	2,472	2,398
2206365, 6.91%, 03/27/2021	6,333	6,332	4,317
2206618, 8.57%, 03/27/2021	695	695	637
2206684, 8.83%, 03/27/2021	1,230	1,230	691
2206729, 5.24%, 03/27/2021	2,935	2,931	2,847
2207078, 5.24%, 03/27/2021	4,360	4,355	4,206
2207294, 8.57%, 03/27/2021(b)	577	577	346
2207417, 5.25%, 03/27/2021(b)	2,567	2,566	1,354
2207512, 6.9%, 03/27/2021(b)	25,295	25,274	11,868
2208342, 10.95%, 03/28/2021	204	205	195
2208554, 5.24%, 03/28/2021(b)	387	377	379
2208982, 5.71%, 03/29/2021	3,926	3,919	3,690
2209692, 8.8%, 03/30/2021(b)	1,865	1,865	473
2209958, 8.57%, 03/30/2021	760	760	727
2210143, 5.25%, 03/30/2021	844	841	823
2210346, 8.57%, 03/30/2021	68	68	66
2210847, 10.95%, 03/30/2021(b)	2,992	3,018	2,522
2211580, 8.57%, 03/30/2021	10,267	10,269	6,930
2212173, 6.9%, 03/30/2021(b)	1,819	1,818	1,294
2212254, 5.24%, 03/30/2021	361	360	335
2212280, 5.24%, 03/30/2021	865	864	803
2212372, 8.82%, 03/30/2021	2,815	2,815	1,033
2214225, 5.24%, 04/01/2021	4,438	4,431	4,299
2214809, 5.24%, 04/01/2021	975	969	952
2215095, 6.9%, 04/01/2021(b)	1,509	1,509	1,221
2215161, 7.62%, 04/01/2021	33,076	33,309	27,448
2217210, 8.81%, 04/01/2021	3,257	3,257	1,664
2217373, 7.62%, 04/01/2021(b)	3,532	3,532	1,579
2217451, 7.62%, 04/01/2021(b)	4,492	4,492	3,239
2217865, 9.76%, 04/02/2021(b)	13,952	13,942	10,468
2218683, 5.26%, 04/02/2021(b)	1,497	1,494	883
2218729, 10.95%, 04/02/2021	3,374	3,339	2,979
2218910, 10.96%, 04/02/2021	946	942	913
2219312, 5.25%, 04/02/2021	1,819	1,816	1,588
2219485, 5.71%, 04/02/2021	4,134	4,061	4,040
2220975, 8.83%, 04/02/2021(b)	1,156	1,153	610
2221082, 8.83%, 04/02/2021(b)	1,179	1,179	506
2222155, 10.95%, 04/03/2021	1,305	1,304	1,064
2222245, 10.96%, 04/03/2021	378	378	367
2222272, 5.71%, 04/03/2021	6,560	6,538	6,376
2223591, 5.24%, 04/03/2021	1,116	1,106	1,092
2224675, 10.95%, 04/03/2021	1,895	1,895	1,446
2224957, 8.84%, 04/03/2021	297	297	91
2224965, 8.86%, 04/03/2021	422	422	251
2225112, 8.83%, 04/03/2021(b)	506	506	317
2225139, 10.24%, 04/03/2021	2,254	2,253	2,108
2225761, 9.77%, 04/03/2021	1,408	1,411	1,369
2226148, 8.81%, 04/03/2021	68	68	66
2226339, 8.57%, 04/03/2021	2,236	2,236	1,704
2226470, 8.8%, 04/03/2021	1,006	1,006	664
2226558, 10.97%, 04/04/2021(b)	1,663	1,663	1,110
2226718, 7.62%, 04/04/2021	4,417	4,417	4,315
2228420, 8.57%, 04/04/2021(b)	573	573	493

2228584, 5.74%, 04/04/2021	729	727	681
2228688, 5.23%, 04/04/2021	1,058	1,057	806
2228736, 10.26%, 04/04/2021(b)	813	813	420
2228804, 5.26%, 04/04/2021(b)	1,062	1,060	718
2228833, 6.9%, 04/04/2021	1,718	1,711	1,646
2228997, 5.71%, 04/04/2021	2,180	2,175	2,066
2229245, 9.76%, 04/04/2021	3,400	3,400	2,974
2229548, 5.71%, 04/04/2021(b)	3,818	3,816	989
2229911, 10.96%, 04/04/2021	2,937	2,940	1,273
2230188, 10.23%, 04/04/2021(b)	3,350	3,350	1,234
2230345, 10.98%, 04/04/2021	631	631	528
2230626, 9.74%, 04/05/2021	1,210	1,210	627
2230678, 7.55%, 04/05/2021	7,000	7,000	5,951
2230743, 6.92%, 04/05/2021(b)	1,070	1,069	857
2230904, 6.9%, 04/05/2021(b)	14,296	14,264	13,487
2231011, 5.92%, 04/05/2021(b)	524	524	413
2231031, 5.9%, 04/05/2021(b)	5,734	5,727	3,598
2231152, 9.91%, 04/05/2021	782	782	679
2231305, 4.25%, 04/05/2021	8,553	8,514	8,321
2231922, 4.72%, 04/06/2021	325	323	317
2232055, 4.25%, 04/07/2021(b)	1,347	1,345	1,263
2232189, 9.91%, 04/07/2021	6,162	6,155	5,931
2232602, 6.9%, 04/07/2021	253	253	247
2232698, 10.95%, 04/07/2021	6,987	6,987	4,484
2232802, 7.81%, 04/07/2021(b)	589	588	542
2232840, 6.6%, 04/07/2021	900	900	782
2232897, 8.75%, 04/07/2021(b)	484	484	450
2232918, 9.91%, 04/07/2021	2,218	2,209	2,154
2233214, 5.91%, 04/07/2021	204	200	200
2233258, 4.25%, 04/07/2021	1,486	1,483	1,404
2233346, 4.26%, 04/07/2021	134	132	131
2233676, 6.6%, 04/07/2021	2,598	2,598	2,053
2233713, 5.25%, 04/07/2021	1,937	1,934	1,819
2233782, 8.72%, 04/07/2021	179	173	175
2233864, 5.88%, 04/07/2021	875	875	749
2233981, 8.76%, 04/07/2021	558	558	445
2233997, 4.24%, 04/07/2021	3,219	3,216	2,998
2234106, 9.94%, 04/07/2021(b)	520	520	400
2234261, 5.72%, 04/07/2021	3,058	3,051	2,950
2234643, 8.57%, 04/07/2021(b)	1,583	1,583	1,506
2234651, 9.2%, 04/07/2021(b)	1,482	1,482	846
2234771, 9.92%, 04/07/2021(b)	2,352	2,352	872
2234829, 7.55%, 04/07/2021	3,739	3,739	3,460
2234927, 7.55%, 04/07/2021	1,124	1,124	734
2234965, 4.25%, 04/07/2021	2,175	2,172	2,040
2235037, 7.62%, 04/07/2021	1,625	1,625	1,480
2235039, 4.25%, 04/07/2021(b)	5,737	5,728	5,386
2235204, 8.81%, 04/07/2021(b)	11,598	11,598	3,978
2235251, 6.6%, 04/07/2021	4,789	4,789	4,553
2235606, 9.21%, 04/07/2021(b)	503	503	418
2235685, 10.95%, 04/07/2021	2,378	2,378	2,020
2235733, 7.55%, 04/07/2021	844	844	803
2235789, 9.91%, 04/07/2021	230	231	223
2235839, 4.24%, 04/07/2021	1,371	1,367	1,332
2235900, 4.25%, 04/07/2021	1,381	1,378	1,341
2235920, 8.57%, 04/07/2021	2,708	2,710	2,597
2235938, 9.17%, 04/07/2021	683	683	366
2236126, 6.65%, 04/07/2021(b)	481	481	390
2236144, 5.92%, 04/07/2021	176	176	171
2236156, 5.9%, 04/07/2021	0	0	0
2236296, 4.26%, 04/07/2021	698	695	681
2236346, 7.8%, 04/07/2021(b)	1,340	1,340	365
2236372, 7.82%, 04/07/2021(b)	684	684	486
2236382, 9.2%, 04/07/2021	873	876	652
2236514, 8.86%, 04/07/2021(b)	468	468	277
2236532, 8.57%, 04/07/2021	9,427	9,427	7,968
2236697, 8.73%, 04/07/2021	381	381	371
2236792, 4.72%, 04/07/2021	1,280	1,277	1,241
2236837, 4.72%, 04/07/2021	3,963	3,956	3,714
2237001, 9.19%, 04/07/2021	1,390	1,390	1,294
2237182, 4.26%, 04/07/2021(b)	898	896	811
2237262, 10.96%, 04/08/2021	2,900	2,900	2,626
2237442, 8.57%, 04/08/2021	207	207	203
2237558, 5.25%, 04/08/2021	453	451	440
2237851, 8.57%, 04/08/2021(b)	13,166	13,161	8,824
2239094, 6.91%, 04/08/2021	7,407	7,385	6,918
2239541, 6.92%, 04/08/2021	811	811	749
2239699, 6.9%, 04/08/2021(b)	1,385	1,383	1,016
2239726, 6.92%, 04/08/2021(b)	817	817	722
2239798, 10.98%, 04/08/2021(b)	542	543	467
2239952, 9.78%, 04/08/2021	566	566	549
2240042, 9.77%, 04/08/2021(b)	1,495	1,495	638

2240270, 8.8%, 04/08/2021(b)	1,997	1,997	1,254
2240397, 10.94%, 04/08/2021(b)	1,145	1,145	514
2240468, 7.66%, 04/08/2021(b)	1,145	1,145	286
2241069, 7.64%, 04/08/2021	305	305	296
2241112, 10.25%, 04/08/2021(b)	2,548	2,600	1,094
2241331, 5.71%, 04/08/2021	2,060	2,057	1,419
2241419, 5.71%, 04/08/2021	2,026	2,024	1,203
2241498, 10.24%, 04/08/2021(b)	3,935	3,935	2,419
2241651, 9.74%, 04/09/2021(b)	853	852	194
2241719, 6.9%, 04/09/2021(b)	789	784	431
2241956, 7.78%, 04/09/2021	2,834	2,832	1,938
2242003, 8.75%, 04/09/2021(b)	1,346	1,346	837
2242078, 5.89%, 04/09/2021	1,412	1,405	1,372
2242149, 5.25%, 04/09/2021	1,472	1,466	1,380
2242275, 4.26%, 04/09/2021	1,430	1,427	1,364
2242408, 7.55%, 04/09/2021(b)	1,593	1,587	1,075
2242485, 5.24%, 04/09/2021	1,047	1,045	961
2242494, 4.26%, 04/09/2021	1,076	1,072	1,043
2242589, 6.91%, 04/09/2021	5,629	5,606	5,269
2242596, 4.25%, 04/09/2021	809	807	785
2242709, 9.19%, 04/09/2021	605	601	585
2242798, 4.72%, 04/09/2021	674	671	642
2242829, 5.9%, 04/09/2021	938	932	911
2242903, 6.6%, 04/09/2021	1,028	1,028	940
2242915, 6.92%, 04/09/2021	917	914	836
2242993, 10.96%, 04/09/2021	2,681	2,678	1,460
2243071, 7.77%, 04/09/2021	475	475	297
2243073, 4.72%, 04/09/2021	2,086	2,077	1,985
2243077, 8.83%, 04/09/2021(b)	889	886	482
2243119, 4.72%, 04/09/2021	4,774	4,640	4,662
2243125, 6.91%, 04/09/2021	808	801	787
2243441, 7.62%, 04/09/2021(b)	2,178	2,180	1,296
2243502, 8.57%, 04/09/2021	278	276	271
2243612, 5.26%, 04/09/2021	501	499	488
2243671, 8.57%, 04/09/2021	453	453	333
2243695, 7.62%, 04/09/2021	20,779	20,715	18,679
2243812, 4.24%, 04/09/2021	3,294	3,290	2,835
2244078, 4.72%, 04/09/2021	744	739	724
2244148, 8.73%, 04/09/2021	1,101	1,096	867
2244178, 5.9%, 04/09/2021	3,736	3,691	3,642
2244670, 5.9%, 04/09/2021	4,784	4,769	4,548
2244878, 8.84%, 04/09/2021	412	410	301
2244913, 10.95%, 04/09/2021	190	186	184
2244961, 6.9%, 04/09/2021	329	327	316
2244980, 9.16%, 04/09/2021(b)	946	946	226
2245141, 8.57%, 04/09/2021(b)	1,348	1,348	494
2247784, 6.91%, 04/10/2021	521	516	505
2247847, 6.91%, 04/10/2021(b)	6,525	6,524	2,625
2248108, 6.9%, 04/10/2021(b)	3,904	3,904	2,360
2248378, 8.57%, 04/10/2021	1,157	1,154	891
2249113, 10.24%, 04/10/2021(b)	5,042	5,042	970
2250086, 8.81%, 04/10/2021(b)	4,674	4,674	1,590
2250234, 5.24%, 04/10/2021	3,701	3,696	2,627
2250404, 6.9%, 04/10/2021	1,027	1,027	991
2250465, 9.77%, 04/10/2021	2,915	2,914	2,495
2250585, 6.93%, 04/10/2021(b)	1,160	1,157	946
2250945, 8.79%, 04/10/2021	692	692	360
2251070, 8.81%, 04/10/2021	1,517	1,521	1,387
2251193, 10.28%, 04/10/2021	419	419	310
2251199, 5.71%, 04/10/2021	2,006	2,002	1,584
2251303, 4.72%, 04/11/2021	1,235	1,231	1,175
2251359, 4.72%, 04/11/2021	1,079	1,077	931
2251388, 5.91%, 04/11/2021	2,040	2,036	1,208
2251710, 10.29%, 04/11/2021	49	49	44
2251755, 9.78%, 04/11/2021	191	191	184
2252116, 7.62%, 04/11/2021	8,891	8,871	8,655
2253409, 8.57%, 04/11/2021	964	964	755
2253457, 6.9%, 04/11/2021	4,812	4,796	4,503
2253644, 10.92%, 04/11/2021	142	142	133
2253697, 6.9%, 04/11/2021(b)	16,979	16,943	13,369
2254295, 10.96%, 04/11/2021	6,293	6,290	4,676
2254444, 5.71%, 04/14/2021	413	409	401
2254469, 7.78%, 04/14/2021	705	705	424
2254548, 4.25%, 04/14/2021	13,779	13,723	13,193
2254635, 5.24%, 04/14/2021(b)	1,983	1,979	1,510
2254741, 5.23%, 04/12/2021	2,747	2,741	2,587
2254770, 4.25%, 04/12/2021	780	775	760
2254833, 4.72%, 04/14/2021(b)	2,093	2,088	1,827
2254858, 4.26%, 04/12/2021	921	917	895
2254883, 6.6%, 04/12/2021	236	236	230
2254912, 9.2%, 04/14/2021(b)	7,834	7,838	5,662
2254946, 9.78%, 04/12/2021	428	427	406

2254999, 9.2%, 04/12/2021(b)	7,096	7,093	3,882
2255045, 6.9%, 04/12/2021(b)	699	697	603
2255124, 4.72%, 04/12/2021	277	276	270
2255202, 4.25%, 04/12/2021	2,022	2,017	1,956
2255255, 8.73%, 04/12/2021(b)	2,154	2,151	1,538
2255310, 4.25%, 04/12/2021	1,190	1,186	1,155
2255432, 5.26%, 04/14/2021	1,083	1,080	1,022
2255480, 5.9%, 04/12/2021	1,348	1,331	1,313
2255657, 4.72%, 04/13/2021	1,572	1,565	1,506
2255743, 5.9%, 04/13/2021	1,833	1,828	1,451
2255784, 9.19%, 04/13/2021(b)	2,671	2,671	801
2255809, 5.71%, 04/13/2021	1,065	1,060	1,033
2255831, 5.9%, 04/13/2021	1,876	1,869	1,718
2256091, 4.25%, 04/13/2021	1,479	1,475	1,396
2256141, 7.81%, 04/13/2021	0	0	0
2256161, 9.89%, 04/13/2021	7	6	7
2256169, 9.76%, 04/13/2021	3,407	3,395	3,314
2256175, 7.77%, 04/13/2021	540	540	275
2256187, 9.96%, 04/13/2021(b)	579	577	344
2256197, 4.72%, 04/14/2021	5,372	5,364	2,745
2256274, 4.28%, 04/14/2021	648	647	611
2256317, 8.74%, 04/14/2021	546	546	465
2256362, 4.23%, 04/14/2021(b)	1,250	1,248	584
2256374, 6.6%, 04/14/2021	2,110	2,109	1,620
2256502, 9.22%, 04/14/2021(b)	891	891	697
2256517, 7.8%, 04/14/2021	1,402	1,402	992
2256612, 4.25%, 04/14/2021	824	821	797
2256645, 9.21%, 04/14/2021	738	739	381
2256655, 5.93%, 04/14/2021(b)	533	533	492
2256673, 7.55%, 04/14/2021(b)	1,352	1,351	1,074
2256693, 4.25%, 04/14/2021	264	263	253
2256746, 5.9%, 04/14/2021	1,657	1,651	1,577
2256807, 4.24%, 04/14/2021	3,985	3,980	2,902
2256860, 9.91%, 04/14/2021	152	152	148
2256883, 5.88%, 04/14/2021(b)	985	982	691
2256927, 8.74%, 04/14/2021	960	960	897
2256961, 4.25%, 04/14/2021	3,177	3,168	3,079
2257049, 7.79%, 04/14/2021	466	464	327
2257060, 7.55%, 04/14/2021	1,304	1,304	945
2257083, 9.91%, 04/14/2021	7,723	7,720	5,825
2257245, 9.22%, 04/14/2021	1,003	1,003	848
2257264, 4.25%, 04/14/2021	4,780	4,770	4,516
2257419, 5.24%, 04/14/2021	600	595	587
2257625, 6.93%, 04/14/2021	34	33	33
2257661, 6.9%, 04/14/2021	436	429	425
2257726, 7.55%, 04/14/2021	307	305	300
2257794, 8.68%, 04/14/2021	205	205	122
2258050, 6.9%, 04/15/2021	146	145	142
2258100, 5.71%, 04/15/2021	5,136	5,119	4,856
2258327, 9.91%, 04/15/2021(b)	21,774	21,821	9,934
2258763, 7.78%, 04/15/2021(b)	1,715	1,715	375
2258793, 4.25%, 04/15/2021	2,608	2,603	1,896
2258855, 4.26%, 04/15/2021	572	571	549
2258866, 8.83%, 04/15/2021(b)	638	638	322
2258874, 7.55%, 04/15/2021	356	356	331
2258893, 5.91%, 04/15/2021	831	829	743
2258998, 5.91%, 04/15/2021	835	833	731
2259220, 6.6%, 04/15/2021	581	581	567
2259286, 7.78%, 04/15/2021(b)	2,157	2,157	971
2259330, 9.76%, 04/15/2021	1,089	1,089	945
2259493, 9.76%, 04/15/2021(b)	1,410	1,408	1,183
2259519, 4.72%, 04/15/2021	3,102	3,087	3,022
2259660, 5.25%, 04/15/2021	1,918	1,912	1,811
2259888, 7.55%, 04/15/2021(b)	3,157	3,158	2,306
2259909, 5.74%, 04/15/2021	548	546	531
2259998, 10.24%, 04/15/2021	3,711	3,707	3,412
2260525, 5.72%, 04/15/2021	726	717	709
2260747, 7.78%, 04/15/2021(b)	3,615	3,615	1,980
2261102, 8.72%, 04/15/2021	1,487	1,486	1,004
2261184, 7.55%, 04/15/2021	23	22	21
2261325, 5.71%, 04/15/2021	7,997	7,979	7,017
2261619, 4.72%, 04/15/2021(b)	1,704	1,701	1,371
2261650, 5.88%, 04/15/2021(b)	1,690	1,690	775
2261724, 4.72%, 04/15/2021(b)	13,299	13,287	7,387
2261839, 4.27%, 04/15/2021(b)	1,726	1,724	1,239
2261843, 4.25%, 04/15/2021	4,007	3,992	3,892
2262174, 4.72%, 04/16/2021(b)	39,735	39,642	24,682
2262573, 9.76%, 04/16/2021	1,067	1,065	935
2262653, 8.7%, 04/16/2021(b)	578	579	339
2262665, 5.91%, 04/16/2021	630	628	561
2262698, 5.91%, 04/16/2021	462	462	389
2262700, 9.9%, 04/16/2021(b)	7,630	7,628	4,608

2262738, 5.24%, 04/16/2021	681	677	647
2262783, 10.29%, 04/16/2021	357	349	282
2262793, 8.57%, 04/16/2021	227	226	215
2262810, 4.24%, 04/16/2021	4,832	4,819	3,476
2262908, 10.26%, 04/16/2021(b)	716	709	660
2262967, 5.72%, 04/16/2021	4,078	4,070	3,095
2263013, 5.9%, 04/16/2021	6,800	6,763	6,537
2263136, 5.24%, 04/16/2021	1,523	1,516	1,478
2263188, 5.9%, 04/16/2021	1,863	1,854	1,755
2263250, 4.26%, 04/16/2021	1,037	1,032	1,001
2263261, 5.71%, 04/16/2021	954	933	920
2263273, 7.76%, 04/16/2021(b)	1,391	1,393	560
2263316, 6.6%, 04/16/2021	761	759	671
2263324, 8.57%, 04/16/2021	372	366	358
2263332, 5.9%, 04/16/2021	1,630	1,622	1,568
2263393, 4.25%, 04/16/2021	964	960	924
2263434, 5.9%, 04/16/2021	13,260	13,214	11,240
2263546, 8.81%, 04/16/2021	183	188	129
2263574, 10.24%, 04/16/2021(b)	4,893	4,883	2,996
2263578, 6.6%, 04/16/2021	316	314	301
2263598, 9.91%, 04/16/2021(b)	11,508	11,503	8,560
2263758, 4.72%, 04/16/2021(b)	1,670	1,657	1,624
2263760, 6.9%, 04/16/2021(b)	41,417	41,406	19,013
2263786, 4.25%, 04/16/2021	2,549	2,482	2,497
2264154, 7.86%, 04/16/2021	1	0	1
2264234, 5.92%, 04/16/2021	571	567	554
2264264, 5.9%, 04/16/2021	1,809	1,796	1,755
2264379, 4.25%, 04/16/2021(b)	13,484	13,453	11,941
2264775, 7.55%, 04/16/2021	984	983	866
2264794, 7.55%, 04/16/2021	247	242	242
2264861, 9.92%, 04/16/2021(b)	1,341	1,341	970
2264873, 9.89%, 04/16/2021(b)	417	416	383
2264886, 9.91%, 04/16/2021	559	553	542
2264903, 10.23%, 04/16/2021(b)	3,057	3,047	1,849
2265003, 7.82%, 04/16/2021	766	769	501
2265011, 4.72%, 04/16/2021	1,231	1,221	1,198
2265063, 6.9%, 04/16/2021	947	947	828
2265190, 8.73%, 04/16/2021(b)	11,196	11,128	10,387
2265211, 8.57%, 04/16/2021(b)	1,127	1,127	1,021
2265244, 10.95%, 04/16/2021(b)	4,259	4,262	2,069
2266191, 5.71%, 04/17/2021(b)	1,732	1,729	1,089
2266231, 6.6%, 04/17/2021	8,744	8,734	7,741
2266264, 10.21%, 04/17/2021	687	687	529
2266295, 8.84%, 04/17/2021(b)	532	532	212
2266329, 5.71%, 04/17/2021(b)	1,978	1,974	929
2266432, 8.57%, 04/17/2021	438	437	423
2266441, 7.82%, 04/17/2021	187	187	163
2266458, 7.55%, 04/17/2021(b)	1,006	1,004	949
2266476, 9.2%, 04/17/2021	412	410	395
2266514, 8.8%, 04/17/2021(b)	1,941	1,941	901
2266661, 9.2%, 04/17/2021	1,278	1,278	937
2266678, 4.72%, 04/17/2021	3,678	3,661	3,579
2266724, 5.25%, 04/17/2021	864	859	840
2266825, 8.75%, 04/17/2021(b)	1,059	1,059	479
2266832, 4.72%, 04/17/2021	172	169	168
2266847, 9.2%, 04/17/2021	102	99	95
2266898, 7.62%, 04/17/2021	836	833	814
2266983, 9.91%, 04/17/2021	1,531	1,528	1,485
2267080, 5.24%, 04/17/2021	3,544	3,534	3,051
2267120, 5.9%, 04/17/2021(b)	4,430	4,421	3,205
2267301, 6.89%, 04/17/2021(b)	1,037	1,034	834
2267307, 7.8%, 04/17/2021	891	891	698
2267320, 6.6%, 04/17/2021(b)	1,866	1,865	1,423
2267345, 8.57%, 04/17/2021	829	828	793
2267384, 7.82%, 04/17/2021	558	558	436
2267452, 4.72%, 04/17/2021(b)	6,445	6,434	4,046
2267527, 5.9%, 04/17/2021	499	495	487
2267546, 4.72%, 04/17/2021	4,657	4,644	4,423
2267660, 5.71%, 04/17/2021	3,457	3,428	3,367
2267740, 9.89%, 04/17/2021	332	332	316
2267758, 7.77%, 04/17/2021(b)	1,425	1,425	608
2267782, 4.28%, 04/17/2021	139	137	135
2267901, 8.73%, 04/17/2021	17,589	17,579	14,166
2268230, 6.9%, 04/17/2021	1,069	1,057	1,037
2268346, 6.6%, 04/17/2021	2,020	2,018	1,879
2268378, 9.76%, 04/17/2021(b)	5,247	5,256	4,623
2268393, 9.2%, 04/17/2021	3,653	3,653	1,925
2268439, 7.82%, 04/17/2021(b)	562	562	310
2268507, 4.72%, 04/17/2021	96	93	94
2268653, 5.24%, 04/17/2021	1,191	1,184	1,160
2268822, 8.79%, 04/17/2021	101	101	93
2268998, 8.73%, 04/17/2021	328	328	318

2269042, 10.24%, 04/17/2021	4,192	4,192	3,608
2269057, 4.25%, 04/17/2021	1,333	1,327	1,296
2269097, 7.8%, 04/17/2021(b)	659	659	502
2269109, 4.25%, 04/17/2021	8,073	8,022	7,870
2269360, 10.95%, 04/17/2021(b)	3,075	3,074	718
2269542, 5.71%, 04/17/2021	1,171	1,166	1,065
2269636, 10.24%, 04/17/2021(b)	9,985	10,006	3,834
2269652, 7.55%, 04/17/2021(b)	726	725	691
2269668, 4.74%, 04/17/2021	610	608	576
2269672, 7.55%, 04/17/2021(b)	17,114	17,107	7,956
2269798, 8.81%, 04/18/2021	4,127	4,126	3,614
2270339, 8.57%, 04/18/2021(b)	2,915	2,913	1,364
2271155, 8.81%, 04/18/2021	497	497	485
2271280, 10.95%, 04/18/2021	445	445	390
2271352, 8.57%, 04/18/2021(b)	1,319	1,319	830
2271369, 5.24%, 04/18/2021	588	586	542
2271404, 5.24%, 04/18/2021	6,750	6,722	6,388
2271839, 8.79%, 04/18/2021	0	0	0
2271849, 5.24%, 04/18/2021	1,776	1,768	1,724
2272066, 8.57%, 04/18/2021	1,194	1,192	1,113
2272642, 5.71%, 04/18/2021	757	742	740
2272814, 8.84%, 04/18/2021(b)	1,167	1,167	441
2273280, 8.82%, 04/18/2021(b)	1,495	1,495	697
2273307, 5.9%, 04/19/2021(b)	2,825	2,824	1,327
2273357, 4.79%, 04/19/2021	337	336	259
2273385, 5.89%, 04/19/2021	1,628	1,621	1,567
2273426, 10.96%, 04/19/2021	1,588	1,585	1,449
2273434, 5.89%, 04/19/2021(b)	3,071	3,069	1,472
2273482, 4.72%, 04/19/2021	1,402	1,398	1,231
2273508, 7.76%, 04/19/2021(b)	1,440	1,440	503
2273557, 8.83%, 04/19/2021(b)	652	652	244
2273565, 4.25%, 04/19/2021	876	874	802
2273580, 9.18%, 04/19/2021	92	92	90
2273592, 7.79%, 04/19/2021(b)	2,453	2,455	958
2273621, 9.22%, 04/19/2021	405	405	366
2273634, 7.55%, 04/19/2021(b)	1,048	1,045	801
2273685, 5.9%, 04/19/2021	1,285	1,283	1,193
2273710, 9.9%, 04/19/2021	971	970	845
2273729, 4.23%, 04/19/2021	1,087	1,085	800
2273749, 8.72%, 04/19/2021	30	29	29
2273787, 8.73%, 04/19/2021	3,849	3,844	3,645
2273819, 8.81%, 04/19/2021(b)	751	752	484
2273916, 6.63%, 04/19/2021	442	441	425
2273918, 6.91%, 04/19/2021	4,690	4,684	4,348
2273935, 6.6%, 04/19/2021	1,063	1,062	970
2273967, 8.72%, 04/20/2021	1,109	1,107	1,076
2274024, 7.76%, 04/20/2021	360	360	284
2274034, 5.9%, 04/20/2021	2,865	2,848	2,779
2274099, 4.72%, 04/20/2021	3,754	3,741	3,627
2274184, 7.62%, 04/20/2021	1,626	1,626	993
2274191, 4.74%, 04/20/2021	631	629	608
2274235, 8.73%, 04/20/2021	12,697	12,682	10,646
2274254, 8.57%, 04/20/2021	2,750	2,749	1,601
2274583, 4.72%, 04/21/2021	438	436	424
2274611, 5.91%, 04/21/2021	582	578	564
2274722, 5.89%, 04/21/2021(b)	1,650	1,649	1,116
2274771, 4.75%, 04/21/2021	352	350	343
2274814, 7.55%, 04/21/2021(b)	1,408	1,407	672
2274834, 9.19%, 04/21/2021(b)	875	875	397
2274875, 4.72%, 04/21/2021(b)	1,550	1,546	1,202
2274915, 7.82%, 04/21/2021	534	534	218
2274966, 9.19%, 04/21/2021	1,164	1,164	1,125
2275083, 7.55%, 04/21/2021	2,553	2,549	2,328
2275170, 5.25%, 04/21/2021(b)	2,522	2,514	1,610
2275259, 4.72%, 04/21/2021	2,026	2,019	1,958
2275467, 9.76%, 04/21/2021	3,192	3,190	2,230
2275497, 6.6%, 04/21/2021(b)	11,678	11,672	8,544
2275599, 8.57%, 04/21/2021(b)	5,186	5,184	1,980
2275654, 4.72%, 04/21/2021	936	931	908
2275693, 4.25%, 04/21/2021	1,143	1,136	1,113
2275768, 5.9%, 04/21/2021(b)	54,076	53,986	26,494
2275777, 6.92%, 04/21/2021	933	927	904
2275844, 7.62%, 04/21/2021(b)	11,772	11,767	5,515
2276141, 10.95%, 04/21/2021(b)	2,136	2,134	1,827
2276252, 4.25%, 04/21/2021(b)	1,126	1,124	845
2276274, 7.83%, 04/21/2021(b)	909	909	210
2276280, 5.9%, 04/21/2021	2,585	2,575	2,454
2276304, 8.73%, 04/21/2021	498	497	459
2276315, 7.83%, 04/21/2021(b)	874	874	253
2276325, 9.91%, 04/21/2021(b)	490	489	470
2276347, 4.72%, 04/21/2021	3,327	3,322	2,581
2276402, 8.77%, 04/21/2021(b)	394	393	324

2276405, 5.24%, 04/21/2021	2,036	2,031	1,831
2276431, 9.91%, 04/21/2021(b)	721	720	636
2276439, 4.72%, 04/21/2021(b)	4,793	4,775	4,302
2276533, 8.81%, 04/21/2021(b)	810	810	709
2277144, 10.95%, 04/21/2021(b)	2,440	2,438	907
2277253, 7.62%, 04/21/2021	3,071	3,068	2,879
2277535, 7.64%, 04/21/2021	847	846	696
2277981, 4.25%, 04/21/2021	1,608	1,604	1,521
2278002, 7.8%, 04/21/2021	1,100	1,100	640
2278025, 5.91%, 04/21/2021(b)	1,155	1,152	791
2278064, 6.6%, 04/21/2021(b)	3,301	3,299	1,583
2278083, 4.25%, 04/21/2021(b)	268	268	254
2278147, 6.61%, 04/21/2021	1,774	1,772	1,721
2278206, 7.77%, 04/21/2021	881	881	549
2278246, 8.73%, 04/21/2021	2,496	2,496	1,443
2278281, 9.21%, 04/21/2021	1,995	1,995	1,348
2278333, 7.55%, 04/21/2021	500	499	485
2278347, 7.55%, 04/21/2021	347	346	336
2278358, 9.91%, 04/21/2021	521	520	499
2278735, 9.91%, 04/22/2021	3,500	3,496	2,368
2278742, 5.25%, 04/22/2021(b)	3,793	3,783	2,872
2278866, 9.91%, 04/22/2021	2,953	2,948	2,649
2278984, 5.91%, 04/22/2021	1,167	1,166	1,132
2279016, 6.92%, 04/22/2021	594	592	565
2279050, 8.73%, 04/22/2021	453	451	442
2279069, 6.9%, 04/22/2021(b)	3,417	3,407	2,187
2279074, 9.91%, 04/22/2021	423	430	412
2279156, 6.63%, 04/22/2021	176	175	171
2279223, 7.78%, 04/22/2021(b)	1,840	1,841	880
2279260, 4.25%, 04/22/2021(b)	5,415	5,402	4,059
2279356, 5.9%, 04/22/2021	2,762	2,694	2,666
2279360, 7.62%, 04/22/2021	3,021	3,018	2,817
2279635, 6.6%, 04/22/2021	5,710	5,694	5,498
2279822, 7.79%, 04/22/2021(b)	1,864	1,864	1,700
2279856, 5.24%, 04/22/2021	1,479	1,473	1,431
2279884, 7.55%, 04/22/2021	1,597	1,596	1,477
2279929, 9.19%, 04/22/2021	188	188	174
2279961, 5.9%, 04/22/2021	1,844	1,838	1,734
2279974, 5.24%, 04/22/2021	333	333	323
2280010, 10.24%, 04/22/2021	4,396	4,396	3,919
2280142, 7.55%, 04/22/2021	535	533	519
2280170, 7.79%, 04/22/2021	2,002	2,002	724
2280198, 7.78%, 04/22/2021	471	471	443
2280221, 9.2%, 04/22/2021(b)	1,552	1,552	1,390
2280252, 9.92%, 04/22/2021	1,546	1,544	1,361
2280301, 7.55%, 04/22/2021(b)	2,995	2,994	2,067
2280380, 6.91%, 04/22/2021	4,058	4,030	3,934
2280413, 7.55%, 04/22/2021	209	209	203
2280422, 4.28%, 04/22/2021	898	896	703
2280429, 7.76%, 04/22/2021(b)	136	136	132
2280431, 7.55%, 04/22/2021	468	467	455
2280445, 6.63%, 04/22/2021	331	330	322
2280457, 4.25%, 04/22/2021	448	446	437
2280542, 9.89%, 04/22/2021(b)	637	637	452
2280658, 7.55%, 04/22/2021(b)	12,020	12,012	7,669
2280684, 8.57%, 04/22/2021	640	639	571
2280707, 5.23%, 04/22/2021	3,229	3,220	2,422
2280774, 9.91%, 04/22/2021	7,459	7,456	2,082
2280839, 7.55%, 04/22/2021(b)	532	532	431
2280847, 4.28%, 04/22/2021	497	495	478
2280852, 10.95%, 04/22/2021	1,734	1,715	1,693
2280858, 7.55%, 04/22/2021	194	192	189
2280916, 5.91%, 04/22/2021	1,863	1,858	1,188
2280944, 7.55%, 04/22/2021(b)	3,086	3,083	2,410
2280985, 4.25%, 04/22/2021	3,510	3,502	3,165
2281048, 4.26%, 04/22/2021	624	621	596
2281073, 4.27%, 04/22/2021	1,019	1,016	964
2281475, 8.73%, 04/22/2021	7,652	7,644	6,918
2281702, 4.24%, 04/22/2021	1,697	1,690	1,649
2281731, 5.9%, 04/22/2021(b)	2,183	2,178	1,469
2281744, 6.6%, 04/22/2021(b)	27,637	27,616	21,473
2281784, 5.24%, 04/22/2021(b)	15,932	15,897	10,359
2282085, 9.19%, 04/22/2021	267	267	256
2282105, 4.25%, 04/22/2021	6,628	6,610	4,933
2282201, 7.76%, 04/22/2021(b)	1,212	1,212	309
2282243, 5.24%, 04/22/2021(b)	2,581	2,573	2,328
2282286, 8.74%, 04/22/2021	2,784	2,782	2,091
2282314, 7.78%, 04/22/2021(b)	657	657	523
2282321, 5.91%, 04/22/2021	1,706	1,699	1,620
2282359, 9.91%, 04/22/2021(b)	1,061	1,064	436
2282430, 7.55%, 04/22/2021	3,543	3,541	1,798
2282532, 8.81%, 04/23/2021	517	508	504

2283626, 8.83%, 04/23/2021(b)	837	837	309
2283687, 5.74%, 04/23/2021(b)	913	910	705
2283990, 5.24%, 04/23/2021	2,150	2,142	2,035
2284194, 5.24%, 04/23/2021(b)	3,998	3,986	2,574
2284408, 5.25%, 04/23/2021	940	931	914
2284471, 10.25%, 04/23/2021	1,710	1,710	1,202
2284535, 7.62%, 04/23/2021(b)	883	883	605
2284666, 9.76%, 04/23/2021	307	306	294
2284691, 5.24%, 04/23/2021	1,393	1,383	1,353
2284790, 8.81%, 04/23/2021(b)	2,746	2,747	718
2285033, 5.71%, 04/23/2021	2,919	2,891	2,841
2285435, 5.23%, 04/23/2021	377	374	366
2285477, 8.86%, 04/23/2021	204	197	191
2285487, 10.95%, 04/23/2021	1,641	1,635	1,438
2285529, 10.26%, 04/23/2021	392	391	376
2285541, 5.27%, 04/23/2021	609	606	582
2285643, 5.23%, 04/23/2021	589	586	567
2285679, 5.26%, 04/23/2021	20	18	19
2285713, 10.97%, 04/23/2021(b)	3,951	3,950	1,029
2285731, 5.24%, 04/23/2021	251	236	245
2286665, 10.96%, 04/24/2021(b)	8,486	8,476	3,638
2286854, 5.24%, 04/24/2021	1,695	1,688	1,608
2286926, 6.9%, 04/24/2021	455	445	443
2286982, 10.95%, 04/24/2021	478	477	447
2287100, 5.26%, 04/24/2021	963	960	914
2287115, 8.57%, 04/24/2021	1,424	1,423	1,011
2287224, 5.24%, 04/24/2021	1,179	1,167	1,149
2287346, 8.57%, 04/24/2021	1,177	1,176	992
2287387, 5.24%, 04/24/2021	5,037	5,014	4,811
2288041, 5.71%, 04/24/2021	931	926	860
2288173, 6.9%, 04/24/2021	561	553	545
2288275, 10.95%, 04/24/2021	12,310	12,287	9,434
2288816, 5.71%, 04/24/2021(b)	6,269	6,245	5,926
2289164, 10.95%, 04/24/2021	374	373	322
2289178, 8.57%, 04/24/2021(b)	9,218	9,210	6,378
2289536, 10.95%, 04/24/2021	14	13	13
2289559, 10.95%, 04/24/2021	1,432	1,430	975
2289611, 5.71%, 04/24/2021	934	929	889
2289697, 8.57%, 04/24/2021(b)	5,336	5,332	2,567
2289983, 10.95%, 04/24/2021	342	341	323
2290065, 7.66%, 04/24/2021	405	404	369
2290160, 8.81%, 04/24/2021(b)	1,143	1,143	301
2290221, 8.82%, 04/25/2021	2,510	2,510	1,570
2290361, 5.25%, 04/25/2021	2,767	2,757	2,110
2290441, 6.9%, 04/25/2021	666	666	457
2290461, 8.86%, 04/25/2021(b)	589	589	238
2290483, 5.27%, 04/25/2021	792	789	600
2290587, 10.23%, 04/25/2021(b)	2,025	2,025	1,387
2290671, 10.24%, 04/25/2021(b)	7,070	7,070	3,227
2290794, 7.62%, 04/25/2021	1,164	1,162	1,042
2290862, 5.71%, 04/25/2021	2,700	2,664	2,632
2291153, 8.82%, 04/25/2021	521	521	470
2291185, 10.24%, 04/25/2021(b)	558	557	267
2291191, 8.83%, 04/25/2021(b)	1,800	1,803	775
2291243, 10.24%, 04/25/2021(b)	2,079	2,079	1,200
2291290, 5.71%, 04/25/2021(b)	9,617	9,594	5,358
2291556, 7.55%, 04/25/2021	930	928	897
2291561, 7.55%, 04/25/2021	2,333	2,331	2,130
2291564, 4.25%, 04/25/2021	23,328	23,254	17,663
2291567, 9.91%, 04/25/2021(b)	1,474	1,472	1,153
2291631, 5.91%, 04/25/2021	1,546	1,534	1,496
2291636, 9.23%, 04/25/2021	340	340	305
2291642, 4.25%, 04/25/2021	4,606	4,588	4,455
2291658, 8.72%, 04/25/2021(b)	3,651	3,648	2,488
2291668, 7.79%, 04/25/2021	564	564	531
2291676, 8.74%, 04/25/2021	908	906	824
2291682, 6.6%, 04/25/2021	1,575	1,573	1,502
2291690, 7.78%, 04/25/2021	116	116	112
2291694, 9.2%, 04/25/2021	4,034	4,034	1,857
2291704, 5.93%, 04/25/2021(b)	803	800	554
2291706, 4.72%, 04/25/2021(b)	5,907	5,906	2,972
2291711, 8.73%, 04/25/2021	3,941	3,925	3,823
2291724, 5.9%, 04/25/2021	1,055	1,053	984
2291728, 9.22%, 04/25/2021(b)	556	556	319
2291730, 4.25%, 04/25/2021	526	518	513
2291733, 8.73%, 04/25/2021(b)	14,865	14,854	3,530
2291743, 5.9%, 04/25/2021	10,260	10,204	9,733
2291764, 7.78%, 04/25/2021	351	352	323
2291793, 5.9%, 04/25/2021	21,007	20,987	16,443
2291835, 8.72%, 04/25/2021(b)	1,751	1,749	1,037
2291837, 9.91%, 04/25/2021(b)	6,175	6,162	5,161
2291858, 9.21%, 04/25/2021	1,359	1,359	1,024

2291865, 4.25%, 04/25/2021	3,486	3,476	3,171
2291869, 5.91%, 04/25/2021	30	29	30
2291871, 4.72%, 04/25/2021(b)	2,265	2,258	1,464
2291876, 9.91%, 04/25/2021	6,585	6,571	5,841
2291910, 6.64%, 04/25/2021(b)	1,134	1,134	413
2291912, 4.25%, 04/25/2021	2,515	2,507	2,100
2291958, 5.24%, 04/25/2021	1,816	1,810	1,182
2291964, 4.26%, 04/25/2021(b)	1,629	1,624	1,543
2292036, 5.24%, 04/25/2021	771	767	694
2292067, 6.6%, 04/25/2021(b)	15,818	15,802	12,479
2292069, 10.92%, 04/25/2021(b)	373	372	289
2292074, 9.76%, 04/25/2021	4,126	4,115	3,854
2292137, 6.6%, 04/25/2021	5,146	5,140	4,040
2292179, 4.25%, 04/25/2021	1,727	1,719	1,677
2292201, 7.81%, 04/25/2021(b)	1,224	1,224	548
2292203, 5.91%, 04/25/2021	1,459	1,458	1,388
2292212, 5.71%, 04/25/2021	942	925	920
2292237, 5.89%, 04/25/2021(b)	1,180	1,179	791
2292247, 5.9%, 04/25/2021	1,803	1,801	1,712
2292259, 8.72%, 04/25/2021	912	910	880
2292268, 9.92%, 04/25/2021	433	431	405
2292283, 4.25%, 04/25/2021	2,037	2,031	1,930
2292287, 9.91%, 04/25/2021(b)	654	653	566
2292289, 8.71%, 04/25/2021(b)	914	913	455
2292313, 7.62%, 04/25/2021(b)	2,287	2,292	2,222
2292337, 4.3%, 04/25/2021	458	457	383
2292341, 6.6%, 04/25/2021	538	538	501
2292345, 7.55%, 04/25/2021(b)	2,145	2,142	1,676
2292361, 9.91%, 04/25/2021(b)	2,067	2,065	1,017
2292468, 4.25%, 04/25/2021	1,082	1,078	1,040
2292473, 7.55%, 04/25/2021	7,333	7,326	5,054
2292540, 6.6%, 04/25/2021	3,235	3,235	2,783
2292574, 8.74%, 04/25/2021	1,378	1,375	1,171
2292621, 6.6%, 04/25/2021(b)	962	961	648
2292673, 7.78%, 04/25/2021(b)	1,227	1,229	656
2292814, 8.73%, 04/25/2021	6,601	6,581	6,352
2292963, 7.55%, 04/25/2021	4,927	4,917	4,677
2293021, 7.62%, 04/25/2021	1,014	1,013	860
2293030, 5.9%, 04/25/2021	3,289	3,287	3,071
2293083, 5.71%, 04/25/2021(b)	1,036	1,032	917
2293103, 8.73%, 04/25/2021(b)	1,730	1,727	1,461
2293165, 5.25%, 04/25/2021	1,105	1,100	1,049
2293199, 8.72%, 04/25/2021	1,183	1,179	1,143
2293243, 8.73%, 04/25/2021(b)	3,956	3,949	3,431
2293265, 7.62%, 04/26/2021	286	285	233
2293279, 7.55%, 04/26/2021(b)	186	186	174
2293297, 9.22%, 04/26/2021(b)	472	472	400
2293309, 10.24%, 04/26/2021	2,246	2,246	2,082
2293319, 6.6%, 04/26/2021	344	342	334
2293332, 9.19%, 04/26/2021	899	899	679
2293367, 4.26%, 04/26/2021	420	416	410
2293412, 5.9%, 04/26/2021(b)	5,898	5,895	3,438
2293442, 6.91%, 04/26/2021	5,352	5,330	4,450
2293444, 5.9%, 04/26/2021(b)	10,476	10,467	4,017
2293510, 9.21%, 04/26/2021	1,626	1,626	1,447
2293541, 4.25%, 04/26/2021	1,563	1,558	1,425
2293554, 4.26%, 04/26/2021	1,956	1,948	1,856
2293586, 4.24%, 04/26/2021	1,947	1,938	1,887
2293601, 5.24%, 04/26/2021	2,570	2,563	1,981
2293621, 7.55%, 04/26/2021	3,125	3,122	1,402
2293639, 5.9%, 04/26/2021	4,518	4,413	4,403
2293709, 5.22%, 04/26/2021	516	513	501
2293725, 10.97%, 04/26/2021	1,795	1,817	1,212
2293770, 5.24%, 04/26/2021(b)	2,139	2,134	1,173
2293819, 8.57%, 04/26/2021	31	30	30
2293848, 4.23%, 04/26/2021	842	840	622
2293858, 6.9%, 04/26/2021	497	496	476
2293874, 5.89%, 04/27/2021	5,595	5,559	5,315
2293892, 10.25%, 04/27/2021(b)	1,317	1,317	617
2293918, 10.95%, 04/27/2021(b)	7,184	7,175	5,298
2294115, 5.88%, 04/27/2021(b)	599	596	502
2294129, 9.91%, 04/27/2021(b)	862	861	550
2294158, 4.25%, 04/27/2021	570	567	549
2294168, 6.63%, 04/27/2021	502	500	487
2294180, 6.91%, 04/27/2021	835	822	804
2294182, 4.25%, 04/27/2021	1,547	1,542	1,231
2294210, 7.8%, 04/27/2021(b)	58	58	57
2294278, 4.74%, 04/27/2021	780	776	734
2294306, 7.8%, 04/27/2021	2,033	2,033	857
2294403, 7.82%, 04/28/2021(b)	10	9	9
2294427, 7.8%, 04/28/2021	175	175	164
2295633, 7.62%, 04/28/2021	278	275	272

2295738, 10.95%, 04/28/2021	2,596	2,591	2,185
2295806, 5.9%, 04/28/2021(b)	3,465	3,453	2,663
2295839, 9.22%, 04/28/2021	389	389	362
2295853, 7.79%, 04/28/2021(b)	2,136	2,136	1,429
2295872, 6.9%, 04/28/2021	2,525	2,521	2,374
2295893, 4.74%, 04/28/2021	524	520	505
2295915, 4.72%, 04/28/2021	969	962	943
2295962, 7.55%, 04/28/2021	166	165	144
2296037, 7.77%, 04/28/2021	84	84	81
2296049, 5.23%, 04/28/2021	840	827	820
2296106, 7.77%, 04/28/2021	832	834	707
2296129, 4.25%, 04/28/2021	1,198	1,192	1,163
2296162, 5.91%, 04/28/2021(b)	3,284	3,273	2,476
2296198, 8.73%, 04/28/2021	610	606	594
2296252, 9.73%, 04/28/2021	985	984	286
2296262, 5.9%, 04/28/2021	531	530	503
2296274, 9.91%, 04/28/2021	1,137	1,134	1,015
2296301, 9.91%, 04/28/2021	755	750	708
2296341, 5.89%, 04/28/2021	1,563	1,562	1,465
2296445, 8.82%, 04/28/2021(b)	3,416	3,419	804
2296495, 4.25%, 04/28/2021	2,180	2,169	2,101
2296546, 4.26%, 04/28/2021	1,356	1,349	1,314
2296569, 5.24%, 04/28/2021	513	508	501
2296590, 7.55%, 04/28/2021	67	67	64
2296595, 7.79%, 04/28/2021(b)	1,218	1,218	670
2296638, 6.6%, 04/28/2021	1,513	1,511	1,418
2296662, 6.6%, 04/28/2021	3,441	3,427	3,231
2296671, 6.9%, 04/28/2021	439	431	427
2296782, 5.9%, 04/28/2021	1,951	1,946	1,897
2296899, 8.74%, 04/28/2021(b)	1,031	1,030	335
2296925, 4.26%, 04/28/2021(b)	1,949	1,944	1,201
2296988, 9.2%, 04/28/2021(b)	6,777	6,777	5,473
2297156, 6.91%, 04/28/2021(b)	861	855	798
2297186, 8.73%, 04/28/2021	5,091	5,078	4,827
2297206, 10.26%, 04/28/2021	230	230	224
2297269, 9.96%, 04/28/2021	82	81	80
2297277, 7.78%, 04/28/2021	396	396	386
2297313, 5.9%, 04/28/2021	1,816	1,808	1,654
2297357, 9.91%, 04/28/2021(b)	4,294	4,287	2,615
2297400, 4.25%, 04/28/2021	1,785	1,778	1,728
2297465, 4.25%, 04/28/2021(b)	4,210	4,202	2,401
2297515, 7.78%, 04/28/2021(b)	10,417	10,417	5,679
2297544, 9.77%, 04/28/2021	1,373	1,371	1,169
2297663, 7.82%, 04/28/2021(b)	1,311	1,311	322
2297667, 4.72%, 04/28/2021(b)	1,935	1,930	1,290
2297709, 8.73%, 04/28/2021	658	657	517
2297718, 8.73%, 04/28/2021	13,709	13,687	12,124
2297869, 5.71%, 04/28/2021	1,936	1,926	1,822
2297970, 10.96%, 04/28/2021	1,602	1,601	1,433
2297993, 8.73%, 04/28/2021	1,258	1,256	1,115
2298024, 6.6%, 04/28/2021	6,844	6,840	4,820
2298071, 9.74%, 04/28/2021	66	65	64
2298086, 8.81%, 04/28/2021	171	171	138
2298094, 8.57%, 04/28/2021(b)	1,364	1,363	759
2298121, 8.82%, 04/29/2021(b)	2,511	2,509	559
2298198, 8.57%, 04/29/2021	3,468	3,454	3,285
2298594, 10.23%, 04/29/2021(b)	2,680	2,680	663
2298711, 10.95%, 04/29/2021	1,457	1,448	1,407
2298894, 5.23%, 04/29/2021	2,880	2,867	2,737
2299037, 8.84%, 04/29/2021(b)	699	699	302
2299167, 5.23%, 04/29/2021	811	806	772
2299260, 5.23%, 04/29/2021	840	835	736
2299341, 5.24%, 04/29/2021(b)	12,777	12,721	9,881
2300824, 5.71%, 04/29/2021	5,839	5,815	5,176
2301049, 5.24%, 04/29/2021(b)	7,255	7,233	4,873
2301207, 9.76%, 04/29/2021	1,091	1,068	1,063
2301531, 5.72%, 04/29/2021	7,332	7,306	5,442
2301690, 5.71%, 04/29/2021	537	533	521
2301800, 7.62%, 04/29/2021	1,104	1,102	877
2302030, 9.77%, 04/29/2021	1,434	1,431	1,348
2302188, 7.62%, 04/30/2021	894	887	865
2302281, 8.8%, 04/30/2021(b)	7,443	7,410	1,693
2302369, 10.96%, 04/30/2021(b)	3,722	3,713	2,582
2302455, 10.95%, 04/30/2021	1,203	1,182	1,137
2302580, 9.77%, 04/30/2021	757	751	707
2302626, 5.26%, 04/30/2021	1,042	1,036	994
2302671, 10.25%, 04/30/2021(b)	1,248	1,248	628
2302706, 6.9%, 04/30/2021(b)	2,260	2,248	1,499
2302782, 8.57%, 04/30/2021	328	326	320
2302826, 6.9%, 04/30/2021	1,096	1,088	1,050
2302871, 6.91%, 04/30/2021	1,612	1,606	1,453
2302898, 10.95%, 04/30/2021	1,104	1,095	805

2302929, 5.24%, 04/30/2021	7,547	7,512	5,839
2303046, 8.57%, 04/30/2021	2,000	1,985	1,834
2303140, 8.82%, 04/30/2021	402	402	367
2303152, 8.81%, 04/30/2021(b)	10,002	9,968	2,448
2303272, 8.82%, 04/30/2021	610	601	597
2303403, 9.75%, 04/30/2021	622	620	566
2303419, 10.96%, 04/30/2021(b)	2,223	2,209	1,805
2303450, 5.24%, 04/30/2021	7,062	7,028	5,484
2303602, 6.92%, 04/30/2021	904	901	850
2303705, 8.57%, 04/30/2021	2,207	2,186	2,140
2303840, 9.78%, 04/30/2021(b)	731	729	449
2303942, 8.57%, 04/30/2021(b)	6,195	6,187	3,732
2304017, 5.24%, 04/30/2021	8,481	8,326	8,227
2304590, 10.95%, 04/30/2021(b)	1,050	1,049	321
2304744, 9.75%, 04/30/2021	362	361	339
2304753, 8.82%, 04/30/2021	136	136	132
2304806, 6.9%, 04/30/2021(b)	15,022	14,956	13,339
2305058, 7.62%, 04/30/2021(b)	9,153	9,146	2,964
2305112, 5.24%, 04/30/2021	2,522	2,500	2,451
2305196, 7.63%, 04/30/2021	2,432	2,428	2,295
2306439, 7.62%, 04/30/2021	2,960	2,955	1,524
2306585, 6.91%, 04/30/2021(b)	1,255	1,252	1,090
2306644, 5.24%, 04/30/2021	1,341	1,331	1,300
2306683, 7.62%, 04/30/2021	484	482	467
2306768, 7.62%, 04/30/2021	2,229	2,223	1,593
2306860, 8.8%, 04/30/2021	723	722	578
2306880, 8.57%, 04/30/2021(b)	8,019	8,001	5,689
2307058, 8.57%, 04/30/2021(b)	9,383	9,358	7,519
2307273, 5.71%, 04/30/2021	1,040	1,034	968
2307278, 9.77%, 04/30/2021	59	42	57
2307569, 7.62%, 04/30/2021	994	984	952
2307622, 10.25%, 04/30/2021(b)	983	982	653
2307647, 10.95%, 04/30/2021	644	533	624
2308188, 6.9%, 04/30/2021	427	419	416
2308242, 8.81%, 04/30/2021(b)	361	365	334
2308289, 8.84%, 04/30/2021(b)	1,701	1,700	463
2308440, 9.79%, 04/30/2021	592	589	558
2308477, 8.8%, 04/30/2021(b)	852	851	608
2308490, 5.24%, 04/30/2021	6,346	6,303	6,123
2308837, 5.24%, 04/30/2021(b)	4,588	4,569	3,901
2308979, 8.84%, 04/30/2021(b)	300	299	253
2309069, 10.95%, 04/30/2021	2,491	2,465	2,385
2309244, 8.84%, 04/30/2021(b)	886	887	400
2309259, 5.24%, 04/30/2021	4,666	4,643	3,626
2309443, 7.62%, 04/30/2021	1,048	1,035	1,022
2309566, 5.24%, 04/30/2021	1,856	1,845	1,796
2309576, 5.24%, 04/30/2021(b)	3,007	2,995	2,365
2309631, 10.23%, 04/30/2021	203	203	198
2309639, 9.75%, 04/30/2021	431	427	419
2309646, 9.77%, 04/30/2021(b)	1,479	1,475	837
2309652, 8.84%, 04/30/2021	104	103	100
2309674, 9.76%, 04/30/2021	6,749	6,724	6,200
2309842, 6.9%, 05/01/2021	1,825	1,812	1,729
2309941, 6.91%, 05/01/2021	172	159	168
2309981, 5.24%, 05/01/2021	1,845	1,835	1,702
2310047, 8.57%, 05/01/2021	455	453	436
2310092, 10.95%, 05/01/2021	1,765	1,739	1,714
2310327, 9.77%, 05/01/2021(b)	3,853	3,844	2,395
2310464, 6.92%, 05/01/2021	390	374	380
2310528, 7.62%, 05/01/2021	594	590	577
2310580, 9.76%, 05/01/2021	3,752	3,742	2,339
2310663, 6.91%, 05/01/2021	5,160	5,090	5,005
2311079, 6.9%, 05/01/2021	2,611	2,588	2,512
2311267, 8.57%, 05/01/2021	2,855	2,846	2,237
2311317, 9.8%, 05/01/2021	749	747	582
2311338, 6.92%, 05/01/2021	1,366	1,362	1,288
2311554, 5.24%, 05/01/2021	197	191	191
2311653, 5.25%, 05/01/2021	768	761	746
2311677, 9.76%, 05/01/2021(b)	3,862	3,856	2,428
2311720, 6.89%, 05/01/2021	737	734	704
2311725, 6.9%, 05/01/2021	1,682	1,666	1,624
2311759, 7.62%, 05/01/2021	1,435	1,424	1,398
2311843, 5.24%, 05/01/2021	3,959	3,936	3,682
2311956, 7.62%, 05/01/2021	406	376	399
2312304, 6.9%, 05/01/2021	5,193	5,182	4,164
2312422, 5.24%, 05/01/2021	2,032	2,021	1,940
2312481, 6.9%, 05/01/2021(b)	20,741	20,707	13,739
2312894, 5.23%, 05/01/2021	2,160	2,145	2,083
2313015, 8.57%, 05/01/2021	1,155	1,143	1,124
2313089, 7.62%, 05/01/2021	562	560	515
2313314, 8.57%, 05/02/2021	1,192	1,185	1,140
2313343, 7.63%, 05/02/2021	3,830	3,821	2,756

2313412, 5.24%, 05/02/2021	1,355	1,350	867
2313429, 8.57%, 05/02/2021	903	896	869
2313458, 10.93%, 05/02/2021	282	280	263
2313470, 8.83%, 05/02/2021	917	939	708
2313504, 5.24%, 05/02/2021	2,774	2,743	2,699
2313600, 10.24%, 05/02/2021	603	602	558
2313721, 10.95%, 05/02/2021	678	674	618
2313732, 8.57%, 05/02/2021	782	780	616
2313741, 5.25%, 05/02/2021	1,569	1,557	1,515
2313773, 5.26%, 05/02/2021	384	377	374
2313834, 5.25%, 05/02/2021	1,481	1,472	1,414
2313959, 8.81%, 05/03/2021(b)	852	851	227
2313977, 8.57%, 05/03/2021	5,785	5,773	3,385
2314048, 6.92%, 05/03/2021	2,288	2,271	1,937
2314094, 9.77%, 05/03/2021	6,541	6,524	4,300
2314170, 9.76%, 05/03/2021	2,086	2,030	2,038
2314438, 10.95%, 05/04/2021	6,062	6,002	5,842
2315236, 6.9%, 05/04/2021	2,240	2,227	1,515
2315277, 9.76%, 05/04/2021	5,205	5,193	2,259
2315334, 6.89%, 05/04/2021	987	983	925
2315362, 5.24%, 05/04/2021	1,335	1,316	1,299
2315449, 10.23%, 05/04/2021	1,232	1,229	1,164
2315541, 5.25%, 05/04/2021	2,623	2,607	2,511
2315607, 6.91%, 05/04/2021	705	696	683
2315647, 5.25%, 05/04/2021	1,899	1,890	1,511
2315669, 10.95%, 05/04/2021	85	70	81
2315765, 5.71%, 05/04/2021	3,910	3,884	3,730
2316176, 8.83%, 05/04/2021	197	196	193
2316199, 8.8%, 05/04/2021(b)	1,824	1,823	967
2316344, 7.62%, 05/04/2021	822	820	518
2316392, 10.95%, 05/04/2021	4,555	4,537	3,638
2316616, 6.89%, 05/04/2021	289	287	279
2316637, 10.24%, 05/04/2021(b)	23,665	23,654	10,145
2316846, 6.9%, 05/04/2021	3,713	3,684	2,850
2316971, 5.24%, 05/04/2021	1,087	1,082	865
2316978, 9.74%, 05/04/2021(b)	1,763	1,759	569
2317220, 5.24%, 05/04/2021	2,268	2,257	1,800
2317266, 5.24%, 05/04/2021	1,307	1,303	1,229
2317275, 8.81%, 05/04/2021	3,700	3,696	2,437
2317369, 10.24%, 05/04/2021	1,376	1,375	1,009
2317412, 5.25%, 05/04/2021	1,837	1,824	1,769
2317506, 5.24%, 05/04/2021	2,813	2,799	2,683
2317591, 10.97%, 05/04/2021	1,644	1,639	878
2317624, 7.62%, 05/04/2021	1,348	1,345	1,201
2317664, 6.9%, 05/04/2021(b)	2,792	2,788	1,207
2317718, 10.99%, 05/04/2021	988	985	501
2317746, 5.71%, 05/04/2021	2,892	2,864	2,807
2317869, 5.71%, 05/04/2021	342	338	331
2317884, 8.81%, 05/04/2021(b)	1,805	1,802	1,637
2317980, 5.24%, 05/04/2021	1,635	1,629	1,058
2318042, 5.71%, 05/05/2021	2,215	2,204	1,762
2318105, 5.71%, 05/05/2021	1,528	1,521	1,214
2318132, 10.99%, 05/05/2021	317	315	304
2318267, 8.57%, 05/05/2021(b)	7,004	6,990	4,132
2318384, 5.24%, 05/05/2021	1,722	1,703	1,669
2318464, 6.93%, 05/05/2021	271	264	263
2318493, 7.62%, 05/05/2021(b)	2,807	2,802	1,371
2318563, 10.95%, 05/05/2021	1,302	1,167	1,268
2318928, 8.8%, 05/05/2021	1,438	1,437	755
2319054, 5.24%, 05/05/2021	2,573	2,559	2,461
2319135, 5.71%, 05/05/2021	2,113	2,103	1,674
2319178, 9.75%, 05/05/2021	310	307	297
2319196, 5.24%, 05/05/2021(b)	2,459	2,450	1,711
2319248, 8.57%, 05/05/2021(b)	18,333	18,301	6,944
2319442, 10.25%, 05/05/2021(b)	2,515	2,514	829
2319812, 8.82%, 05/05/2021	271	270	262
2319865, 9.78%, 05/05/2021	1,903	1,897	1,605
2319896, 5.24%, 05/05/2021(b)	2,205	2,198	1,534
2319943, 6.9%, 05/05/2021(b)	3,362	3,347	2,149
2319993, 10.93%, 05/05/2021	366	364	337
2320004, 6.9%, 05/05/2021	2,404	2,399	1,958
2320172, 8.57%, 05/05/2021	1,031	1,006	1,002
2320306, 8.57%, 05/05/2021	411	403	400
2320396, 7.62%, 05/05/2021	6,446	6,432	5,276
2320550, 5.71%, 05/05/2021	4,674	4,647	4,391
2320714, 10.95%, 05/05/2021(b)	18,708	18,673	9,583
2320904, 8.57%, 05/05/2021	550	547	523
2320929, 10.95%, 05/05/2021	2,446	2,434	2,291
2320998, 8.8%, 05/05/2021(b)	869	868	410
2321024, 8.8%, 05/05/2021	479	478	248
2321043, 10.95%, 05/05/2021(b)	7,975	7,953	4,042
2321137, 10.24%, 05/05/2021	9,757	9,744	8,057

2321438, 8.57%, 05/05/2021(b)	3,607	3,600	1,407
2321489, 8.57%, 05/05/2021	1,306	1,303	1,005
2321529, 5.71%, 05/05/2021	6,256	6,208	6,053
2321660, 7.62%, 05/05/2021	570	567	553
2321696, 9.76%, 05/05/2021(b)	11,326	11,302	3,705
2321739, 8.57%, 05/05/2021	1,296	1,292	999
2321774, 7.62%, 05/06/2021	2,763	2,749	1,498
2321831, 10.24%, 05/06/2021	14,392	14,380	11,219
2322002, 8.57%, 05/06/2021	499	492	478
2322072, 10.97%, 05/06/2021	1,755	1,743	1,410
2322091, 6.91%, 05/06/2021	29,180	28,928	28,103
2323207, 8.82%, 05/06/2021	842	841	552
2323220, 8.57%, 05/06/2021(b)	2,694	2,676	2,080
2323315, 8.79%, 05/06/2021	422	420	360
2323345, 5.24%, 05/06/2021(b)	23,573	23,511	17,096
2323671, 10.24%, 05/06/2021	391	376	382
2323692, 10.23%, 05/06/2021	121	118	119
2323785, 6.91%, 05/06/2021	1,203	1,190	1,171
2323823, 10.22%, 05/06/2021	99	98	96
2323828, 10.95%, 05/06/2021	4,340	4,322	2,207
2323910, 6.9%, 05/06/2021	4,869	4,831	4,187
2324019, 8.57%, 05/06/2021	5,640	5,624	1,897
2324181, 8.82%, 05/06/2021	267	266	236
2324192, 10.26%, 05/06/2021	274	271	245
2324229, 8.83%, 05/06/2021(b)	1,126	1,122	649
2324274, 9.76%, 05/06/2021	3,649	3,572	3,548
2324387, 7.62%, 05/06/2021	3,059	3,025	2,964
2324513, 8.81%, 05/06/2021(b)	24,345	24,414	7,191
2324710, 8.81%, 05/06/2021	2,788	2,788	1,552
2324783, 10.24%, 05/06/2021	594	582	580
2324897, 10.25%, 05/06/2021	773	769	736
2327697, 10.94%, 05/07/2021	755	748	721
2327760, 10.97%, 05/07/2021	2,742	2,732	1,466
2327794, 9.76%, 05/07/2021	1,970	1,963	1,432
2327951, 9.78%, 05/07/2021	451	447	423
2328014, 6.9%, 05/07/2021	734	731	644
2328270, 9.78%, 05/07/2021	530	528	428
2328293, 6.91%, 05/07/2021	0	0	0
2328459, 9.76%, 05/07/2021	2,663	2,636	2,212
2328532, 5.27%, 05/07/2021	725	721	647
2328560, 5.25%, 05/07/2021	3,102	3,086	2,162
2328592, 5.71%, 05/07/2021	97	87	93
2328648, 5.24%, 05/07/2021	3,438	3,423	2,767
2328724, 10.24%, 05/07/2021(b)	26,997	26,938	13,914
2329092, 8.57%, 05/07/2021	433	430	407
2329106, 8.89%, 05/07/2021	167	167	94
2329109, 7.62%, 05/07/2021	2,002	1,989	1,934
2329192, 9.76%, 05/07/2021	3,640	3,630	1,401
2329260, 5.24%, 05/07/2021	1,010	976	983
2329369, 7.62%, 05/07/2021	475	470	461
2329420, 10.95%, 05/07/2021	8,603	8,573	2,798
2329575, 8.81%, 05/07/2021	1,020	1,017	986
2329665, 7.62%, 05/07/2021	11,803	11,753	9,861
2329922, 5.24%, 05/07/2021	861	846	840
2329950, 8.57%, 05/07/2021(b)	1,300	1,295	1,000
2329976, 8.81%, 05/07/2021(b)	13,206	13,199	3,923
2330123, 8.78%, 05/07/2021(b)	710	709	174
2330131, 6.93%, 05/07/2021	776	770	736
2330138, 10.24%, 05/07/2021(b)	7,234	7,227	5,259
2330268, 5.24%, 05/07/2021(b)	5,342	5,316	4,296
2330366, 8.57%, 05/07/2021	2,021	2,016	1,357
2330385, 10.23%, 05/07/2021(b)	2,588	2,585	2,190
2330401, 10.95%, 05/07/2021	1,108	1,103	905
2330427, 7.62%, 05/07/2021	906	887	887
2330565, 10.96%, 05/07/2021	9,632	9,600	6,247
2330723, 7.63%, 05/07/2021	1,138	1,124	1,110
2330800, 10.95%, 05/07/2021	299	290	290
2330839, 10.25%, 05/07/2021(b)	3,618	3,616	1,567
2330906, 10.95%, 05/07/2021	357	352	336
2330911, 5.72%, 05/07/2021	1,889	1,865	1,834
2330958, 9.77%, 05/07/2021(b)	2,268	2,256	1,911
2331008, 8.81%, 05/07/2021	77	75	75
2331094, 6.9%, 05/08/2021	691	647	672
2331213, 6.9%, 05/08/2021	883	881	481
2331224, 5.24%, 05/08/2021	4,823	4,788	4,548
2331294, 5.25%, 05/08/2021	2,331	2,318	1,874
2331338, 6.92%, 05/08/2021	816	805	790
2331369, 7.62%, 05/08/2021(b)	1,408	1,405	726
2331390, 10.95%, 05/08/2021	410	408	370
2331416, 5.24%, 05/08/2021	338	335	327
2331422, 7.62%, 05/08/2021	790	788	577
2331453, 10.23%, 05/08/2021	2,710	2,701	2,126

2331537, 5.24%, 05/08/2021	623	617	604
2331588, 6.9%, 05/08/2021	2,078	2,055	2,002
2331820, 8.81%, 05/08/2021	3,317	3,317	1,475
2331865, 10.23%, 05/08/2021	2,468	2,465	2,205
2331899, 5.25%, 05/08/2021	2,891	2,877	1,894
2331985, 6.9%, 05/08/2021	694	688	660
2332009, 7.63%, 05/08/2021	1,931	1,919	1,847
2332056, 5.24%, 05/08/2021	3,149	3,107	3,062
2332237, 8.8%, 05/08/2021	2,453	2,451	756
2332261, 10.24%, 05/08/2021	402	400	392
2332307, 9.79%, 05/08/2021	835	831	725
2332401, 5.25%, 05/08/2021	2,038	2,028	1,415
2332499, 5.24%, 05/08/2021	8,627	8,545	8,374
2332665, 5.75%, 05/08/2021(b)	1,188	1,184	823
2332675, 8.81%, 05/08/2021(b)	11,385	11,378	3,737
2332772, 5.24%, 05/08/2021	9,804	9,703	9,524
2333671, 10.24%, 05/08/2021	135	133	132
2333910, 6.91%, 05/08/2021	719	712	686
2333929, 10.96%, 05/08/2021	1,575	1,548	1,517
2334070, 8.57%, 05/08/2021	4,056	4,044	2,434
2334140, 8.81%, 05/08/2021	516	517	462
2334179, 8.84%, 05/08/2021(b)	1,415	1,415	592
2334200, 5.24%, 05/08/2021	1,807	1,793	1,748
2334259, 7.62%, 05/08/2021	5,108	5,071	4,958
2334342, 8.81%, 05/08/2021(b)	11,154	11,149	2,989
2334398, 8.81%, 05/08/2021	4,354	4,350	3,354
2334488, 6.91%, 05/08/2021	3,568	3,542	3,141
2334674, 4.25%, 05/11/2021	10,455	10,321	10,167
2334716, 9.76%, 05/11/2021	3,409	3,415	3,142
2334920, 5.71%, 05/11/2021	2,964	2,950	1,787
2334925, 7.55%, 05/09/2021	5,236	5,189	5,078
2334953, 7.62%, 05/11/2021	10,133	10,091	8,774
2335045, 7.31%, 05/09/2021	1,422	1,419	1,362
2335112, 8.73%, 05/09/2021	4,856	4,831	4,005
2335180, 6.61%, 05/11/2021	3,853	3,842	3,222
2335252, 5.9%, 05/09/2021	966	953	939
2335277, 5.23%, 05/09/2021	1,795	1,778	1,739
2335316, 6.84%, 05/11/2021	17,344	17,209	16,360
2335369, 8.8%, 05/09/2021	117	117	113
2335386, 6.67%, 05/09/2021	3,210	3,175	3,060
2335517, 6.91%, 05/09/2021	6,533	6,490	6,217
2335653, 4.25%, 05/09/2021	2,951	2,930	2,861
2335716, 9.2%, 05/09/2021(b)	2,615	2,612	1,685
2335749, 9.91%, 05/09/2021	3,856	3,837	2,842
2335780, 5.71%, 05/09/2021	16,215	16,095	14,561
2335797, 5.9%, 05/09/2021	855	846	819
2335812, 8.73%, 05/11/2021	1,486	1,479	1,290
2335840, 4.74%, 05/09/2021	762	757	724
2335865, 9.26%, 05/09/2021(b)	454	454	187
2335894, 5.9%, 05/11/2021	1,103	1,095	1,072
2335943, 4.25%, 05/09/2021	4,670	4,645	4,470
2336040, 8.71%, 05/09/2021	1,285	1,280	1,056
2336051, 9.92%, 05/11/2021	3,322	3,311	1,801
2336088, 4.72%, 05/10/2021	871	863	844
2336126, 9.19%, 05/10/2021	84	83	82
2336174, 4.26%, 05/10/2021	1,365	1,359	1,106
2336201, 4.25%, 05/11/2021	39,459	39,262	32,030
2336343, 7.62%, 05/11/2021(b)	3,237	3,227	1,985
2336420, 9.77%, 05/10/2021	2,660	2,650	1,542
2336459, 6.92%, 05/10/2021	412	410	369
2336464, 8.81%, 05/11/2021	2,922	2,919	2,306
2336584, 10.95%, 05/11/2021(b)	13,345	13,279	10,377
2336813, 4.25%, 05/11/2021	4,161	4,141	3,382
2336883, 9.91%, 05/11/2021	342	325	333
2336951, 5.24%, 05/11/2021	5,863	5,798	5,695
2336953, 7.55%, 05/11/2021	294	291	286
2336967, 4.25%, 05/11/2021	1,280	1,273	1,121
2336987, 5.91%, 05/11/2021(b)	4,590	4,583	2,259
2337017, 4.26%, 05/11/2021	1,376	1,370	1,116
2337035, 4.72%, 05/11/2021(b)	14,483	14,410	9,557
2337231, 4.25%, 05/11/2021	2,400	2,385	2,303
2337283, 4.72%, 05/11/2021	2,998	2,986	2,115
2337328, 9.19%, 05/11/2021	2,109	2,108	1,323
2337339, 9.77%, 05/11/2021(b)	1,947	1,934	1,703
2337392, 8.81%, 05/11/2021	2,885	2,874	2,466
2337422, 9.93%, 05/11/2021(b)	992	987	740
2337441, 5.9%, 05/11/2021	7,043	7,037	3,502
2337542, 8.72%, 05/11/2021	1,996	1,981	1,812
2337568, 7.66%, 05/11/2021	382	380	367
2337591, 7.55%, 05/11/2021	128	126	124
2337602, 7.55%, 05/11/2021	547	544	443
2337606, 5.89%, 05/11/2021	1,055	1,022	1,027

2337663, 4.26%, 05/11/2021	911	903	885
2337685, 10.23%, 05/11/2021(b)	1,002	1,001	278
2337694, 9.92%, 05/11/2021	712	704	658
2337706, 9.78%, 05/11/2021	1,975	1,965	1,252
2337718, 6.84%, 05/11/2021	660	656	534
2337766, 5.89%, 05/11/2021(b)	3,078	3,056	2,890
2337769, 5.23%, 05/11/2021	806	800	777
2337813, 8.33%, 05/11/2021(b)	3,308	3,306	1,132
2337830, 5.9%, 05/11/2021	3,729	3,726	2,507
2337867, 5.71%, 05/11/2021(b)	4,241	4,219	3,084
2337877, 9.16%, 05/11/2021	206	206	193
2337884, 4.25%, 05/11/2021	5,577	5,538	5,393
2337939, 6.9%, 05/11/2021	1,425	1,420	1,229
2337977, 9.78%, 05/11/2021(b)	1,807	1,799	1,461
2337985, 4.24%, 05/11/2021(b)	5,503	5,482	4,474
2338009, 9.78%, 05/11/2021	289	283	275
2338030, 7.79%, 05/11/2021	7,141	7,138	2,638
2338036, 6.94%, 05/11/2021(b)	337	336	229
2338050, 7.86%, 05/11/2021(b)	11,374	11,306	9,151
2338090, 6.84%, 05/11/2021(b)	1,633	1,630	1,171
2338118, 4.72%, 05/11/2021	1,702	1,684	1,655
2338186, 5.9%, 05/11/2021(b)	1,279	1,277	868
2338196, 9.21%, 05/11/2021	908	906	766
2338239, 8.71%, 05/11/2021	1,140	1,137	516
2338249, 7.76%, 05/11/2021(b)	1,156	1,154	302
2338449, 9.22%, 05/12/2021	67	66	64
2338460, 7.55%, 05/12/2021	1,014	1,010	847
2338465, 7.62%, 05/12/2021(b)	35,160	34,989	20,310
2338475, 5.66%, 05/12/2021	1,247	1,202	1,216
2338580, 4.73%, 05/12/2021	2,819	2,803	2,281
2338641, 7.78%, 05/12/2021	5,223	5,219	4,246
2338943, 5.9%, 05/12/2021	6,955	6,932	6,321
2339141, 7.55%, 05/12/2021	5,286	5,247	4,911
2339409, 6.9%, 05/12/2021	4,391	4,361	4,255
2339514, 7.78%, 05/12/2021(b)	1,923	1,923	593
2339556, 7.78%, 05/12/2021(b)	13,907	13,926	0
2339761, 7.08%, 05/12/2021	439	437	427
2339775, 7.55%, 05/12/2021	1,066	1,061	955
2339803, 5.9%, 05/12/2021	2,487	2,431	2,424
2339823, 8.83%, 05/12/2021(b)	1,486	1,485	885
2340031, 9.18%, 05/12/2021	409	408	299
2340041, 7.83%, 05/12/2021	211	210	201
2340056, 6.84%, 05/12/2021	1,815	1,802	1,721
2340058, 10.25%, 05/12/2021(b)	2,130	2,127	1,381
2340176, 9.76%, 05/12/2021	2,461	2,451	1,668
2340459, 5.23%, 05/12/2021	2,314	2,293	2,240
2340522, 6.63%, 05/12/2021	117	113	114
2340564, 7.79%, 05/12/2021(b)	887	886	678
2340588, 8.83%, 05/12/2021(b)	1,805	1,804	613
2340627, 5.89%, 05/12/2021	3,074	3,063	2,686
2340648, 9.77%, 05/12/2021	982	975	913
2340695, 7.62%, 05/12/2021	439	434	427
2340754, 10.95%, 05/12/2021	8,853	8,820	3,007
2340798, 5.9%, 05/12/2021	8,105	8,065	5,356
2340955, 7.82%, 05/12/2021	707	706	502
2341032, 10.24%, 05/12/2021(b)	3,234	3,229	2,533
2341090, 6.84%, 05/12/2021	5,382	5,360	4,933
2341178, 9.76%, 05/12/2021(b)	3,062	3,052	1,637
2341293, 7.63%, 05/12/2021	4,192	4,160	3,628
2341321, 5.66%, 05/12/2021	3,038	3,022	2,139
2341410, 4.23%, 05/12/2021	710	706	682
2341474, 9.2%, 05/12/2021	13,907	13,898	7,159
2341746, 7.62%, 05/12/2021(b)	3,556	3,529	3,074
2341791, 4.25%, 05/12/2021	2,087	2,064	2,033
2341864, 10.93%, 05/12/2021(b)	960	957	334
2341916, 9.76%, 05/12/2021	687	682	623
2341933, 4.25%, 05/12/2021	2,957	2,945	2,412
2341955, 6.9%, 05/12/2021	2,673	2,664	2,019
2342048, 10.93%, 05/12/2021(b)	787	783	422
2342054, 10.95%, 05/12/2021	696	692	499
2342068, 10.96%, 05/12/2021	1,549	1,535	1,469
2342222, 6.91%, 05/12/2021	2,822	2,804	2,276
2342350, 5.24%, 05/12/2021	3,238	3,216	3,105
2342510, 4.25%, 05/12/2021	4,948	4,923	4,005
2342710, 8.74%, 05/12/2021	1,299	1,290	1,205
2342725, 9.77%, 05/12/2021	1,365	1,357	1,215
2342746, 8.83%, 05/13/2021(b)	1,409	1,403	516
2342792, 9.74%, 05/13/2021	96	93	93
2342812, 7.64%, 05/13/2021	84	80	82
2342859, 7.86%, 05/13/2021	19,068	18,871	18,250
2343462, 7.62%, 05/13/2021	917	880	894
2343682, 8.81%, 05/13/2021	235	233	230

2343716, 5.95%, 05/13/2021	1,157	1,146	1,105
2343729, 5.23%, 05/13/2021(b)	1,600	1,594	1,061
2343757, 10.24%, 05/13/2021	396	395	324
2343803, 5.24%, 05/13/2021	14,086	13,996	11,491
2344446, 5.72%, 05/13/2021	2,940	2,913	2,818
2344929, 10.95%, 05/13/2021	1,332	1,294	1,294
2345054, 9.76%, 05/13/2021	2,181	2,131	2,117
2345183, 8.83%, 05/13/2021	1,280	1,279	355
2345206, 6.9%, 05/13/2021	3,061	3,038	2,668
2345272, 8.81%, 05/13/2021	1,959	1,959	930
2345510, 5.97%, 05/13/2021	1,461	1,448	1,395
2345543, 6.9%, 05/13/2021	8,200	8,173	6,205
2345726, 5.24%, 05/13/2021	3,265	3,223	3,174
2345999, 7.62%, 05/13/2021	8,598	8,552	6,504
2346178, 8.79%, 05/13/2021	577	567	514
2346333, 5.71%, 05/13/2021	4,011	3,981	3,629
2346413, 5.24%, 05/13/2021	591	587	538
2346433, 5.24%, 05/13/2021	1,297	1,291	1,060
2346437, 5.72%, 05/13/2021(b)	6,427	6,400	3,746
2346517, 10.95%, 05/13/2021	19,543	19,406	14,079
2346866, 7.62%, 05/13/2021	2,597	2,582	2,451
2346919, 5.71%, 05/13/2021(b)	13,234	13,171	8,094
2348604, 6.91%, 05/14/2021	658	649	631
2349242, 6.67%, 05/14/2021	5,998	5,958	4,218
2349371, 7.86%, 05/14/2021	3,880	3,849	3,160
2349459, 5.95%, 05/14/2021	13,966	13,802	13,512
2350079, 5.95%, 05/14/2021	2,878	2,855	2,341
2350218, 8.57%, 05/14/2021	3,034	3,014	2,727
2350292, 10.24%, 05/14/2021	519	517	503
2350308, 8.81%, 05/14/2021(b)	7,751	7,747	2,070
2350410, 8.57%, 05/14/2021	0	0	0
2350555, 10.95%, 05/14/2021(b)	1,452	1,445	854
2350568, 7.86%, 05/14/2021	4,465	4,384	4,322
2350853, 5.96%, 05/14/2021	4,302	4,248	4,164
2350988, 10.96%, 05/14/2021	2,057	2,038	1,910
2351061, 9.76%, 05/14/2021(b)	45,210	45,028	26,944
2351912, 8.57%, 05/14/2021(b)	10,097	10,072	4,904
2352086, 8.83%, 05/14/2021	485	485	426
2352233, 6.67%, 05/14/2021(b)	4,022	3,997	2,831
2352422, 9.78%, 05/14/2021(b)	1,098	1,091	898
2352450, 8.81%, 05/14/2021	3,896	3,894	1,952
2352631, 6.67%, 05/14/2021	7,196	7,139	6,645
2352763, 9.76%, 05/14/2021	2,829	2,804	2,663
2352868, 7.87%, 05/14/2021	1,830	1,821	1,064
2353547, 7.55%, 05/15/2021	112	108	110
2353641, 7.55%, 05/15/2021	1,782	1,762	1,726
2353652, 4.25%, 05/15/2021	5,738	5,699	5,508
2353675, 7.62%, 05/15/2021(b)	1,651	1,639	1,438
2353744, 6.6%, 05/15/2021	2,205	2,188	1,919
2353763, 5.96%, 05/15/2021	629	621	609
2353765, 5.88%, 05/15/2021	265	262	257
2353767, 7.55%, 05/15/2021	9,458	9,414	6,282
2353780, 7.85%, 05/15/2021	535	509	511
2353841, 5.66%, 05/15/2021(b)	2,551	2,535	1,814
2353855, 5.9%, 05/15/2021(b)	3,558	3,543	1,694
2353875, 6.85%, 05/15/2021(b)	1,230	1,227	1,019
2353905, 5.86%, 05/15/2021	737	736	380
2353915, 7.86%, 05/15/2021(b)	10,605	10,575	5,607
2353927, 6.61%, 05/15/2021	3,071	3,083	2,935
2353971, 4.95%, 05/15/2021	1,873	1,859	1,794
2353983, 7.79%, 05/15/2021	1,278	1,273	1,222
2353999, 7.32%, 05/15/2021	1,401	1,400	463
2354067, 7.55%, 05/15/2021	4,411	4,398	2,275
2354103, 6.84%, 05/15/2021	75	68	73
2354114, 7.79%, 05/15/2021	1,548	1,546	1,295
2354181, 4.25%, 05/15/2021	2,349	2,332	2,273
2354199, 4.95%, 05/15/2021	2,473	2,458	2,019
2354210, 7.62%, 05/15/2021	5,717	5,684	5,031
2354231, 7.78%, 05/15/2021(b)	1,676	1,675	611
2354235, 6.83%, 05/15/2021(b)	5,776	5,760	3,178
2354272, 9.21%, 05/15/2021(b)	225	224	217
2354278, 4.95%, 05/15/2021(b)	2,561	2,547	2,092
2354294, 6.83%, 05/15/2021	977	971	797
2354316, 5.66%, 05/15/2021	7,292	7,247	5,175
2354348, 4.75%, 05/15/2021	423	417	409
2354453, 6.92%, 05/15/2021(b)	413	412	316
2354461, 4.95%, 05/15/2021	18,645	18,528	15,223
2354638, 6.84%, 05/15/2021(b)	18,310	18,226	14,066
2354715, 10.24%, 05/15/2021	1,826	1,823	1,544
2354790, 8.84%, 05/15/2021(b)	1,067	1,066	307
2354813, 9.2%, 05/15/2021	1,024	1,023	867
2354825, 7.62%, 05/15/2021(b)	4,195	4,167	2,763

2354831, 6.84%, 05/15/2021	3,861	3,831	3,635
2354863, 6.6%, 05/15/2021	5,615	5,574	3,711
2354922, 5.66%, 05/15/2021	1,755	1,737	1,688
2354946, 6.84%, 05/15/2021	11,206	11,126	9,975
2355048, 7.79%, 05/15/2021(b)	4,406	4,427	1,255
2355082, 6.6%, 05/15/2021(b)	3,391	3,366	2,947
2355096, 5.9%, 05/15/2021	4,927	4,876	4,641
2355154, 6.91%, 05/15/2021	937	926	879
2355158, 5.89%, 05/15/2021	1,657	1,645	1,279
2355185, 6.86%, 05/15/2021	1,562	1,558	1,294
2355205, 6.86%, 05/15/2021	1,566	1,557	1,275
2355214, 7.62%, 05/15/2021	1,398	1,384	1,216
2355241, 6.61%, 05/15/2021	6,104	6,059	4,039
2355277, 5.66%, 05/15/2021	1,722	1,707	1,597
2355287, 6.6%, 05/15/2021	2,408	2,384	2,262
2355292, 6.67%, 05/15/2021	4,159	4,119	3,853
2355299, 6.83%, 05/15/2021(b)	2,107	2,099	1,619
2355340, 4.95%, 05/15/2021	2,841	2,825	2,321
2355354, 6.84%, 05/15/2021	2,330	2,310	2,213
2355375, 4.74%, 05/15/2021(b)	2,014	2,007	909
2355381, 6.84%, 05/15/2021	12,494	12,475	6,175
2355417, 6.6%, 05/15/2021(b)	1,046	1,043	702
2355425, 6.67%, 05/15/2021	1,450	1,429	1,402
2355459, 7.36%, 05/15/2021	539	539	391
2355465, 6.6%, 05/15/2021	1,648	1,630	1,574
2355473, 6.85%, 05/15/2021	722	714	692
2355512, 6.6%, 05/15/2021	2,656	2,636	1,764
2355517, 5.95%, 05/15/2021	995	986	810
2355522, 5.66%, 05/15/2021	14,740	14,595	14,194
2355559, 7.62%, 05/15/2021	2,145	2,124	1,874
2355625, 4.95%, 05/15/2021	2,191	2,162	2,124
2355707, 5.9%, 05/15/2021	1,510	1,491	1,462
2355763, 5.66%, 05/15/2021	3,121	3,093	2,982
2355778, 7.35%, 05/15/2021	687	689	556
2355780, 6.85%, 05/15/2021	510	499	495
2355786, 7.62%, 05/15/2021	22	20	22
2355824, 9.91%, 05/15/2021	1,976	1,960	1,832
2355848, 6.84%, 05/15/2021	14,338	14,259	11,666
2355851, 5.96%, 05/15/2021	5,443	5,397	5,202
2355935, 7.31%, 05/15/2021	2,356	2,353	2,269
2355963, 6.85%, 05/15/2021	2,280	2,265	1,859
2355972, 5.66%, 05/15/2021	2,466	2,436	2,384
2355988, 7.87%, 05/15/2021	709	706	616
2356006, 5.93%, 05/15/2021(b)	536	536	230
2356008, 9.2%, 05/15/2021	1,292	1,288	1,202
2356022, 8.57%, 05/15/2021	1,583	1,582	1,163
2356025, 5.66%, 05/15/2021	5,530	5,466	5,342
2356092, 6.84%, 05/15/2021	1,189	1,172	1,158
2356148, 5.66%, 05/15/2021(b)	6,405	6,372	4,554
2356180, 4.96%, 05/15/2021(b)	2,213	2,201	1,807
2356190, 4.95%, 05/15/2021	3,705	3,684	3,025
2356220, 4.25%, 05/15/2021	5,362	5,340	3,648
2356263, 6.84%, 05/15/2021(b)	4,246	4,243	2,223
2356296, 6.84%, 05/15/2021	2,948	2,931	2,729
2356313, 4.96%, 05/15/2021	628	627	436
2356324, 4.95%, 05/15/2021	2,820	2,800	2,284
2356334, 7.76%, 05/15/2021(b)	1,153	1,152	489
2356341, 9.19%, 05/15/2021(b)	1,886	1,884	1,411
2356349, 4.25%, 05/15/2021	1,367	1,356	1,321
2356360, 5.66%, 05/15/2021	0	0	0
2356451, 6.84%, 05/15/2021	6,510	6,477	5,994
2356473, 5.88%, 05/15/2021	629	622	607
2356479, 5.26%, 05/15/2021	681	674	659
2356483, 6.85%, 05/15/2021	275	274	245
2356530, 5.66%, 05/15/2021	499	492	483
2356542, 4.72%, 05/15/2021	3,125	3,107	2,553
2356622, 7.63%, 05/15/2021(b)	4,371	4,335	2,904
2356639, 4.91%, 05/15/2021	308	308	212
2356646, 7.09%, 05/15/2021	644	642	621
2356655, 4.72%, 05/15/2021	1,653	1,640	1,596
2356690, 6.6%, 05/15/2021	14,178	14,017	13,554
2356790, 7.62%, 05/15/2021(b)	1,422	1,416	1,104
2356847, 7.77%, 05/15/2021	52	51	46
2356878, 6.6%, 05/15/2021(b)	2,135	2,122	1,407
2356923, 4.97%, 05/15/2021	400	399	341
2356930, 4.95%, 05/15/2021	2,052	2,025	1,993
2356959, 4.95%, 05/15/2021	2,218	2,200	2,141
2356983, 6.84%, 05/15/2021	712	703	693
2357005, 5.66%, 05/15/2021	1,030	1,019	994
2357020, 4.96%, 05/15/2021	738	737	375
2357023, 7.09%, 05/15/2021(b)	793	795	764
2357037, 4.25%, 05/15/2021	5,372	5,338	5,163

2357103, 6.84%, 05/15/2021	18,146	18,094	13,178
2357170, 4.26%, 05/15/2021	1,486	1,479	1,204
2357193, 4.72%, 05/15/2021	1,218	1,211	1,021
2357198, 6.85%, 05/15/2021	2,119	2,118	1,117
2357215, 5.66%, 05/15/2021	1,036	1,024	1,002
2357230, 9.92%, 05/15/2021	585	576	562
2357241, 6.84%, 05/15/2021	1,457	1,451	843
2357244, 6.83%, 05/15/2021	1,215	1,206	1,179
2357269, 6.84%, 05/15/2021	9,971	9,919	5,855
2357289, 4.95%, 05/15/2021	3,310	3,278	3,203
2357322, 5.9%, 05/15/2021	6,655	6,582	6,482
2357423, 6.84%, 05/15/2021	11,712	11,531	11,345
2357511, 7.62%, 05/15/2021	2,235	2,215	1,949
2357559, 7.85%, 05/15/2021	2,468	2,455	2,148
2357583, 6.6%, 05/15/2021	1,940	1,927	1,290
2357636, 6.84%, 05/15/2021	3,625	3,606	2,125
2357640, 5.95%, 05/15/2021	2,062	2,044	1,973
2357657, 6.84%, 05/15/2021	2,485	2,442	2,414
2357696, 7.55%, 05/15/2021	1,828	1,815	1,751
2357708, 7.85%, 05/15/2021	2,548	2,527	2,268
2357713, 4.95%, 05/15/2021	9,811	9,743	7,965
2357773, 6.91%, 05/15/2021	28,944	28,590	27,880
2357798, 6.86%, 05/15/2021	603	598	570
2357808, 5.9%, 05/15/2021	298	276	289
2357826, 6.6%, 05/15/2021	10,171	10,074	9,526
2357871, 6.61%, 05/15/2021	833	799	813
2357883, 4.96%, 05/15/2021(b)	3,606	3,588	2,928
2357897, 7.55%, 05/15/2021	3,522	3,520	1,722
2357908, 6.84%, 05/15/2021(b)	30,610	30,495	17,104
2357980, 6.6%, 05/15/2021	1,044	1,033	998
2357990, 8.73%, 05/15/2021	2,896	2,880	2,285
2358008, 4.72%, 05/15/2021	12,333	12,242	11,842
2358084, 6.87%, 05/15/2021	120	119	117
2358099, 4.26%, 05/15/2021(b)	1,820	1,813	1,238
2358114, 6.84%, 05/15/2021	992	987	864
2358119, 7.08%, 05/15/2021	8,621	8,627	7,293
2358157, 5.91%, 05/15/2021	1,844	1,823	1,738
2358212, 8.72%, 05/15/2021(b)	3,536	3,518	2,896
2358231, 6.82%, 05/15/2021	398	393	381
2358236, 7.08%, 05/15/2021	7,004	6,987	6,752
2358336, 5.66%, 05/15/2021(b)	21,980	21,853	15,628
2358405, 5.66%, 05/15/2021	2,310	2,262	2,247
2358462, 6.84%, 05/15/2021	2,421	2,407	1,976
2358488, 4.96%, 05/15/2021(b)	4,154	4,139	2,968
2358498, 4.25%, 05/15/2021	9,497	9,441	9,111
2358539, 5.66%, 05/15/2021	2,706	2,685	2,509
2358561, 6.67%, 05/15/2021	2,138	2,113	2,058
2358571, 4.96%, 05/15/2021	3,109	3,083	2,998
2358598, 4.95%, 05/15/2021	1,989	1,969	1,927
2358610, 9.19%, 05/15/2021	73	67	70
2358626, 6.6%, 05/15/2021	26,884	26,687	23,337
2358691, 8.81%, 05/16/2021	1,763	1,760	1,583
2358731, 9.21%, 05/16/2021	299	298	289
2358733, 5.66%, 05/16/2021	18,034	17,813	17,419
2358770, 7.86%, 05/16/2021	47,088	46,837	41,068
2358804, 7.55%, 05/16/2021(b)	18,553	18,489	8,842
2358850, 5.9%, 05/16/2021	595	560	581
2358868, 6.83%, 05/16/2021	1,216	1,205	1,077
2358880, 4.25%, 05/16/2021	1,473	1,462	1,425
2358909, 4.95%, 05/16/2021(b)	3,465	3,447	2,834
2358925, 5.66%, 05/16/2021(b)	6,969	6,924	4,972
2359024, 6.6%, 05/16/2021	1,342	1,323	1,292
2359034, 6.6%, 05/16/2021	3,042	2,995	2,967
2359095, 4.96%, 05/16/2021	3,377	3,352	3,227
2359115, 6.87%, 05/16/2021	361	360	350
2359136, 7.07%, 05/16/2021(b)	3,742	3,739	2,470
2359153, 5.66%, 05/16/2021	1,541	1,524	1,476
2359172, 6.6%, 05/16/2021	529	523	515
2359185, 4.95%, 05/16/2021(b)	1,329	1,328	624
2359194, 9.18%, 05/16/2021	545	544	434
2359200, 6.61%, 05/16/2021	2,202	2,154	2,136
2359233, 7.79%, 05/16/2021	9,049	9,071	6,131
2359271, 4.25%, 05/16/2021	2,469	2,445	2,397
2359285, 4.96%, 05/16/2021	2,835	2,811	2,734
2359297, 9.21%, 05/16/2021(b)	1,125	1,124	631
2359314, 4.25%, 05/16/2021	4,072	4,041	3,925
2359339, 6.84%, 05/16/2021	4,768	4,749	4,495
2359389, 6.84%, 05/16/2021	653	652	448
2359393, 9.93%, 05/16/2021	1,346	1,338	1,074
2359410, 5.66%, 05/16/2021	1,855	1,806	1,807
2359447, 6.84%, 05/16/2021	4,689	4,661	4,357
2359485, 6.85%, 05/16/2021	1,865	1,851	1,754

2359505, 4.25%, 05/16/2021	2,280	2,262	2,128
2359524, 5.66%, 05/16/2021(b)	4,340	4,319	2,987
2359538, 6.84%, 05/16/2021	3,330	3,323	2,741
2359551, 6.86%, 05/16/2021	1,952	1,951	892
2359559, 6.87%, 05/16/2021	283	281	231
2359562, 7.55%, 05/16/2021	294	291	285
2359575, 5.66%, 05/16/2021	1,340	1,328	1,280
2359588, 6.84%, 05/16/2021	1,815	1,803	1,720
2359606, 9.91%, 05/16/2021	1,491	1,483	1,094
2359618, 6.85%, 05/16/2021	1,420	1,413	1,363
2359668, 5.66%, 05/16/2021	1,175	1,167	839
2359678, 6.84%, 05/16/2021	3,212	3,210	3,118
2359715, 6.84%, 05/16/2021	1,039	1,030	1,008
2359731, 6.84%, 05/16/2021	433	430	402
2359736, 7.78%, 05/16/2021	1,932	1,925	1,804
2359767, 7.55%, 05/16/2021(b)	9,463	9,427	7,027
2359808, 7.83%, 05/16/2021	177	177	162
2359812, 4.91%, 05/16/2021(b)	356	356	215
2359814, 5.66%, 05/16/2021	2,201	2,180	2,107
2359846, 4.31%, 05/16/2021	116	114	112
2359855, 6.84%, 05/16/2021(b)	8,847	8,826	4,514
2359877, 6.83%, 05/16/2021	590	581	572
2359887, 5.9%, 05/16/2021	163	153	158
2359905, 5.66%, 05/16/2021(b)	1,788	1,778	1,276
2359917, 5.66%, 05/16/2021(b)	2,833	2,814	2,020
2359930, 5.93%, 05/16/2021(b)	404	402	204
2359935, 6.83%, 05/16/2021	1,516	1,501	1,440
2359953, 6.6%, 05/16/2021	1,873	1,858	1,639
2359965, 6.6%, 05/16/2021	853	843	802
2359977, 6.84%, 05/16/2021(b)	1,908	1,900	1,469
2359996, 6.84%, 05/16/2021	5,428	5,387	5,268
2360070, 7.78%, 05/17/2021(b)	658	658	332
2360228, 7.3%, 05/17/2021(b)	1,034	1,030	841
2360230, 8.81%, 05/17/2021(b)	6,918	6,914	3,007
2360236, 6.61%, 05/17/2021(b)	3,834	3,795	3,352
2360264, 6.6%, 05/17/2021	1,222	1,172	1,191
2360279, 7.08%, 05/17/2021	2,932	2,926	2,293
2360296, 6.84%, 05/17/2021	2,433	2,431	1,858
2360348, 5.66%, 05/17/2021	688	679	662
2360356, 7.75%, 05/17/2021(b)	609	609	362
2360362, 4.94%, 05/17/2021	1,092	1,085	895
2360364, 7.62%, 05/17/2021	114	113	107
2360371, 4.95%, 05/17/2021	2,309	2,295	1,894
2360373, 7.86%, 05/17/2021	2,016	2,003	1,645
2360398, 9.91%, 05/17/2021	150	148	146
2360407, 4.96%, 05/17/2021	2,303	2,287	1,891
2360425, 6.84%, 05/17/2021	5,878	5,842	4,813
2360457, 6.67%, 05/17/2021	2,786	2,757	2,663
2360463, 6.85%, 05/17/2021	1,965	1,946	1,863
2360490, 7.33%, 05/17/2021	200	199	193
2360501, 5.92%, 05/17/2021	1,627	1,619	966
2360517, 4.95%, 05/17/2021	3,421	3,362	3,324
2360569, 4.25%, 05/17/2021	1,217	1,203	1,184
2360580, 5.24%, 05/17/2021	695	686	675
2360582, 5.66%, 05/17/2021(b)	8,392	8,339	6,011
2360627, 7.85%, 05/17/2021	1,754	1,747	1,358
2360634, 7.55%, 05/17/2021	8,965	8,926	6,961
2360695, 7.62%, 05/17/2021	2,608	2,572	2,496
2360697, 7.79%, 05/17/2021	46	46	42
2360701, 6.83%, 05/17/2021	1,270	1,265	1,109
2360709, 6.6%, 05/17/2021	1,683	1,631	1,637
2360742, 4.23%, 05/17/2021	909	903	767
2360748, 6.84%, 05/17/2021	2,891	2,880	2,669
2360800, 7.08%, 05/17/2021	1,541	1,525	1,499
2360842, 7.82%, 05/17/2021(b)	905	905	376
2360849, 6.85%, 05/17/2021(b)	1,691	1,681	1,478
2360857, 10.97%, 05/17/2021(b)	2,005	1,993	1,469
2360863, 5.66%, 05/17/2021(b)	3,704	3,689	2,342
2360883, 6.6%, 05/17/2021	317	312	309
2360998, 9.2%, 05/18/2021	5,308	5,301	4,044
2361054, 8.57%, 05/18/2021	16,271	16,200	11,476
2361059, 7.31%, 05/18/2021	3,506	3,502	2,869
2361131, 6.84%, 05/18/2021	1,592	1,576	1,526
2361189, 7.79%, 05/18/2021(b)	9,503	9,503	4,155
2361248, 4.24%, 05/18/2021	5,407	5,384	3,419
2361335, 9.21%, 05/18/2021	325	324	313
2361393, 6.84%, 05/18/2021	1,265	1,248	1,232
2361406, 4.96%, 05/18/2021	2,112	2,095	2,036
2361412, 6.84%, 05/18/2021	21,086	20,944	17,286
2361635, 4.72%, 05/18/2021	1,584	1,577	1,002
2361650, 4.95%, 05/18/2021	7,766	7,684	7,508
2361722, 6.84%, 05/18/2021(b)	9,384	9,363	4,753

2361777, 4.72%, 05/18/2021	1,620	1,593	1,575
2361832, 5.91%, 05/18/2021	1,175	1,164	1,069
2361869, 4.72%, 05/18/2021	1,174	1,145	1,143
2361880, 10.95%, 05/18/2021	3,628	3,606	3,038
2361943, 6.84%, 05/18/2021	4,245	4,191	4,101
2362008, 4.95%, 05/18/2021	4,845	4,817	3,977
2362051, 6.83%, 05/18/2021	712	705	692
2362058, 8.1%, 05/18/2021	5,484	5,480	4,683
2362062, 6.85%, 05/18/2021	0	0	0
2362071, 6.85%, 05/18/2021(b)	3,373	3,367	1,697
2362080, 5.66%, 05/18/2021	1,233	1,222	1,179
2362128, 6.84%, 05/18/2021	6,276	6,218	5,945
2362218, 6.86%, 05/18/2021	932	926	868
2362231, 6.84%, 05/18/2021	3,534	3,487	3,414
2362296, 4.24%, 05/18/2021	3,416	3,390	3,289
2362317, 5.91%, 05/18/2021	1,100	1,090	1,052
2362325, 6.87%, 05/18/2021(b)	1,655	1,654	461
2362333, 6.84%, 05/18/2021	1,203	1,195	1,121
2362340, 6.67%, 05/18/2021	1,049	1,037	1,005
2362342, 6.86%, 05/18/2021	1,685	1,678	1,303
2362385, 5.66%, 05/18/2021	1,011	999	978
2362397, 4.96%, 05/18/2021	1,218	1,201	1,182
2362410, 4.95%, 05/18/2021	2,742	2,719	2,643
2362427, 4.24%, 05/18/2021	2,374	2,355	2,297
2362437, 7.3%, 05/18/2021(b)	2,707	2,706	918
2362454, 6.84%, 05/18/2021	3,603	3,566	3,423
2362503, 6.6%, 05/18/2021	1,337	1,315	1,302
2362529, 6.6%, 05/18/2021(b)	5,275	5,257	3,071
2362563, 6.85%, 05/18/2021	1,165	1,159	1,117
2362592, 7.55%, 05/18/2021	95	92	92
2362601, 5.91%, 05/18/2021(b)	1,152	1,144	847
2362607, 6.6%, 05/18/2021	933	925	818
2362613, 4.25%, 05/18/2021	5,044	5,004	4,882
2362679, 5.91%, 05/18/2021	2,320	2,319	548
2362686, 5.9%, 05/18/2021	2,628	2,620	1,856
2362694, 6.84%, 05/18/2021	5,841	5,813	5,114
2362727, 7.55%, 05/18/2021	4,038	4,022	3,019
2362765, 6.86%, 05/18/2021	471	470	412
2362770, 7.08%, 05/18/2021	6,942	6,934	4,601
2362786, 7.62%, 05/18/2021(b)	2,495	2,468	2,348
2362797, 9.92%, 05/18/2021	990	979	891
2362830, 7.09%, 05/18/2021	793	791	770
2362837, 7.31%, 05/18/2021	1,426	1,424	1,373
2362850, 5.9%, 05/18/2021(b)	4,148	4,128	2,302
2362858, 7.85%, 05/18/2021	1,386	1,380	1,076
2362860, 6.84%, 05/18/2021	4,564	4,531	4,081
2362889, 5.89%, 05/18/2021	956	949	926
2362893, 7.62%, 05/18/2021	798	788	753
2362900, 5.9%, 05/18/2021	1,136	1,123	1,104
2362921, 9.21%, 05/18/2021	903	901	874
2362938, 5.95%, 05/18/2021	4,325	4,299	3,533
2362943, 6.86%, 05/18/2021	662	654	640
2362948, 6.6%, 05/18/2021	1,267	1,252	1,207
2362968, 5.9%, 05/18/2021	6,488	6,432	6,304
2363045, 5.66%, 05/18/2021	1,744	1,730	1,622
2363073, 6.84%, 05/18/2021	6,263	6,210	5,920
2363105, 8.8%, 05/18/2021	558	557	460
2363140, 5.95%, 05/18/2021	6,895	6,789	6,695
2363142, 5.66%, 05/18/2021	3,422	3,403	2,441
2363148, 7.55%, 05/18/2021(b)	15,738	15,727	10,680
2363318, 5.66%, 05/18/2021	8,189	8,140	5,875
2363355, 6.86%, 05/18/2021(b)	2,791	2,789	1,366
2363371, 5.89%, 05/18/2021	231	230	225
2363379, 6.6%, 05/18/2021(b)	4,620	4,589	3,109
2363410, 6.6%, 05/18/2021	1,661	1,647	1,461
2363493, 5.66%, 05/18/2021	1,309	1,287	1,271
2363517, 6.6%, 05/18/2021	3,930	3,887	3,750
2363546, 4.74%, 05/18/2021	987	980	902
2363579, 6.83%, 05/18/2021	2,288	2,275	1,870
2363583, 6.84%, 05/18/2021	2,136	2,130	1,971
2363660, 5.96%, 05/18/2021	1,608	1,606	1,302
2363674, 4.96%, 05/18/2021	804	784	785
2363720, 6.84%, 05/18/2021	4,456	4,422	3,989
2363746, 6.85%, 05/18/2021	2,215	2,204	1,939
2363750, 7.32%, 05/18/2021	2,889	2,887	2,580
2363752, 7.86%, 05/18/2021	1,077	1,075	785
2363781, 4.96%, 05/18/2021	2,205	2,194	1,813
2363812, 5.66%, 05/18/2021(b)	2,483	2,470	1,775
2363818, 7.33%, 05/18/2021	547	546	477
2363839, 6.85%, 05/18/2021	2,487	2,472	2,042
2363854, 8.7%, 05/18/2021(b)	1,541	1,537	356
2363865, 9.9%, 05/18/2021	6,073	6,034	4,835

2363924, 5.66%, 05/18/2021	6,394	6,340	5,953
2363969, 5.66%, 05/18/2021	6,845	6,787	6,365
2364010, 6.85%, 05/18/2021	1,265	1,265	564
2364100, 5.24%, 05/18/2021	28,468	28,271	26,624
2364207, 7.34%, 05/18/2021	552	552	407
2364217, 6.83%, 05/18/2021	691	688	664
2364245, 6.84%, 05/18/2021	3,722	3,707	3,540
2364291, 9.2%, 05/18/2021(b)	34,325	34,294	17,948
2364366, 6.84%, 05/18/2021	2,912	2,890	2,835
2364661, 6.6%, 05/18/2021(b)	23,519	23,399	14,642
2364732, 7.8%, 05/18/2021	1,636	1,635	373
2364738, 6.85%, 05/18/2021	2,139	2,132	1,975
2364749, 8.73%, 05/18/2021	2,391	2,383	1,461
2364759, 7.08%, 05/18/2021	898	894	873
2364833, 7.78%, 05/18/2021	1,208	1,207	620
2364836, 7.55%, 05/18/2021	932	928	726
2364842, 7.8%, 05/18/2021	194	194	181
2364849, 6.85%, 05/18/2021	1,541	1,532	1,435
2364859, 5.89%, 05/18/2021	4,400	4,340	4,255
2364886, 6.6%, 05/18/2021	18,935	18,692	18,220
2364928, 6.89%, 05/18/2021	487	487	249
2364941, 7.86%, 05/18/2021	4,949	4,806	4,819
2365097, 6.83%, 05/18/2021(b)	2,484	2,474	1,930
2365108, 6.6%, 05/18/2021	2,465	2,442	2,318
2365116, 6.6%, 05/18/2021	984	977	957
2365137, 7.55%, 05/18/2021(b)	1,615	1,621	478
2365170, 5.9%, 05/18/2021	11,351	11,308	10,774
2365250, 6.6%, 05/18/2021(b)	4,716	4,703	2,977
2365269, 7.55%, 05/18/2021	2,672	2,670	1,833
2365289, 7.55%, 05/18/2021	553	553	412
2365300, 7.33%, 05/18/2021	330	329	321
2365317, 6.61%, 05/18/2021	2,910	2,868	2,809
2365340, 6.84%, 05/18/2021	2,901	2,885	2,817
2365414, 7.09%, 05/18/2021	1,545	1,544	669
2365420, 7.55%, 05/18/2021	405	400	393
2365422, 6.85%, 05/18/2021	85	81	83
2365427, 8.73%, 05/18/2021	4,131	4,109	3,507
2365469, 5.92%, 05/18/2021(b)	1,602	1,593	1,090
2365479, 4.95%, 05/18/2021	12,418	12,262	12,054
2365510, 7.62%, 05/18/2021	2,198	2,165	2,116
2365563, 6.84%, 05/18/2021(b)	8,626	8,590	5,105
2365572, 8.11%, 05/18/2021	1,796	1,793	1,533
2365594, 6.84%, 05/18/2021	7,746	7,720	7,149
2365634, 8.14%, 05/19/2021(b)	932	931	410
2365686, 7.62%, 05/19/2021(b)	3,088	3,073	2,443
2365834, 6.67%, 05/19/2021	1,823	1,808	1,308
2365910, 7.86%, 05/19/2021	5,800	5,767	5,335
2366137, 7.62%, 05/19/2021(b)	1,736	1,729	1,422
2366178, 7.62%, 05/19/2021	19,394	19,232	13,149
2366425, 7.87%, 05/19/2021	1,096	1,095	846
2366457, 6.67%, 05/19/2021	1,222	1,209	1,176
2366487, 7.86%, 05/19/2021	2,318	2,283	2,254
2366697, 6.67%, 05/19/2021	3,972	3,930	3,796
2366806, 5.27%, 05/19/2021	898	891	745
2366857, 5.71%, 05/19/2021	391	388	378
2366865, 7.86%, 05/19/2021	8,439	8,367	8,120
2367027, 4.25%, 05/19/2021	7,850	7,707	7,633
2367029, 4.25%, 05/19/2021	2,011	1,963	1,962
2367031, 7.79%, 05/19/2021	1,192	1,191	967
2367034, 9.91%, 05/19/2021	2,271	2,253	2,025
2367036, 6.6%, 05/19/2021	4,416	4,345	4,260
2367039, 4.96%, 05/19/2021	4,019	3,992	3,314
2367041, 6.83%, 05/19/2021	1,432	1,428	1,197
2367046, 8.72%, 05/19/2021	905	896	869
2367049, 7.8%, 05/19/2021	1,430	1,429	1,062
2367052, 6.6%, 05/19/2021(b)	3,395	3,374	2,285
2367056, 7.55%, 05/19/2021	196	194	191
2367058, 6.6%, 05/19/2021	2,246	2,216	2,142
2367060, 6.6%, 05/19/2021	849	839	817
2367062, 4.96%, 05/19/2021	3,212	3,187	3,083
2367073, 6.85%, 05/19/2021	1,002	991	973
2367087, 6.85%, 05/19/2021	2,714	2,697	2,536
2367089, 6.6%, 05/19/2021	8,410	8,345	8,159
2367094, 4.96%, 05/19/2021	10,709	10,644	8,821
2367099, 7.79%, 05/19/2021	1,639	1,638	1,435
2367101, 6.84%, 05/19/2021	2,870	2,860	2,244
2367103, 5.9%, 05/19/2021	3,900	3,846	3,795
2367105, 5.66%, 05/19/2021	10,373	10,261	9,984
2367113, 6.84%, 05/19/2021(b)	13,691	13,657	10,072
2367116, 6.84%, 05/19/2021	7,229	7,168	7,010
2367118, 6.6%, 05/19/2021	3,651	3,620	3,215
2367126, 4.96%, 05/19/2021(b)	3,558	3,537	2,932

2367226, 7.8%, 05/19/2021	77	75	74
2367244, 7.55%, 05/19/2021	4,714	4,686	4,511
2367261, 7.86%, 05/19/2021(b)	2,142	2,131	1,675
2367277, 5.66%, 05/19/2021	31,402	31,020	30,337
2367293, 5.71%, 05/19/2021	1,615	1,601	1,548
2367339, 5.95%, 05/19/2021	3,797	3,771	3,130
2367422, 8.81%, 05/19/2021	0	0	0
2367457, 6.89%, 05/19/2021	974	971	514
2367476, 8.8%, 05/19/2021(b)	3,082	3,080	2,170
2367508, 5.95%, 05/19/2021(b)	13,770	13,684	11,294
2367597, 6.6%, 05/19/2021	0	0	0
2367628, 6.84%, 05/19/2021(b)	4,131	4,119	3,227
2367673, 5.9%, 05/19/2021	21,583	21,426	20,880
2367717, 8.33%, 05/19/2021(b)	2,590	2,589	936
2367748, 7.62%, 05/19/2021	1,047	1,033	986
2367788, 5.24%, 05/19/2021	26,058	25,903	16,569
2367993, 9.19%, 05/19/2021(b)	4,497	4,493	1,938
2368011, 5%, 05/19/2021	160	160	149
2368025, 9.18%, 05/19/2021(b)	1,284	1,282	699
2368036, 6.83%, 05/19/2021	1,805	1,789	1,711
2368056, 6.84%, 05/19/2021	7,010	6,947	6,627
2368126, 5.89%, 05/19/2021(b)	862	855	764
2368128, 4.95%, 05/19/2021	5,737	5,700	4,732
2368193, 6.83%, 05/19/2021	798	796	695
2368205, 8.73%, 05/19/2021	7,494	7,434	6,530
2368255, 6.84%, 05/19/2021	2,711	2,702	2,370
2368258, 5.96%, 05/19/2021	1,641	1,626	1,574
2368269, 6.84%, 05/19/2021	3,527	3,499	3,163
2368274, 9.76%, 05/19/2021(b)	40,693	40,480	27,320
2368281, 6.84%, 05/19/2021	21,111	21,004	12,674
2368391, 6.6%, 05/19/2021	7,685	7,649	7,203
2368478, 9.2%, 05/19/2021	572	564	555
2368560, 6.84%, 05/19/2021	3,696	3,638	3,573
2368580, 6.84%, 05/19/2021	1,918	1,881	1,870
2368615, 8.73%, 05/19/2021	1,418	1,412	960
2368618, 4.95%, 05/19/2021(b)	18,463	18,455	6,993
2368761, 7.78%, 05/19/2021	1,579	1,578	1,174
2368765, 6.6%, 05/19/2021	1,491	1,471	1,452
2368795, 4.72%, 05/19/2021	322	316	314
2368799, 6.6%, 05/19/2021	4,951	4,850	4,805
2368834, 7.78%, 05/19/2021	1,906	1,904	1,023
2368871, 6.6%, 05/19/2021	2,386	2,359	2,279
2368897, 7.62%, 05/19/2021	5,644	5,565	5,395
2368916, 7.08%, 05/19/2021	32	31	31
2368965, 7.31%, 05/19/2021	510	507	494
2369006, 4.24%, 05/19/2021	4,858	4,831	4,022
2369059, 4.95%, 05/19/2021(b)	7,313	7,275	5,994
2369071, 7.86%, 05/19/2021	7,454	7,424	7,137
2369102, 7.55%, 05/19/2021	4,629	4,611	3,167
2369146, 6.6%, 05/19/2021	14,335	14,160	13,713
2369350, 5.89%, 05/19/2021	5,842	5,820	4,605
2369410, 7.9%, 05/20/2021(b)	353	350	272
2369467, 8.8%, 05/20/2021	3,224	3,236	1,437
2369514, 10.24%, 05/20/2021	1,842	1,835	1,647
2369526, 5.24%, 05/20/2021	821	814	784
2369558, 5.95%, 05/20/2021	4,005	3,937	3,884
2369644, 6.67%, 05/20/2021	3,397	3,369	2,457
2369684, 9.76%, 05/20/2021	3,014	2,964	1,732
2369699, 8.1%, 05/20/2021(b)	4,102	4,097	2,748
2369813, 5.95%, 05/20/2021	2,227	2,197	2,150
2369922, 7.86%, 05/20/2021	4,055	4,012	3,640
2370226, 10.26%, 05/20/2021	192	189	187
2370247, 7.84%, 05/20/2021	292	280	284
2370274, 7.62%, 05/20/2021	653	648	418
2370283, 7.86%, 05/20/2021	2,310	2,290	2,162
2370368, 5.96%, 05/20/2021	2,993	2,970	2,478
2370448, 6.67%, 05/20/2021	1,640	1,612	1,585
2370479, 8.57%, 05/20/2021(b)	980	977	487
2370501, 6.67%, 05/20/2021	844	834	807
2370608, 7.62%, 05/20/2021	4,622	4,569	4,068
2370708, 6.67%, 05/20/2021	5,029	4,959	4,822
2370867, 5.24%, 05/20/2021	644	615	628
2370925, 5.27%, 05/20/2021	861	855	715
2370955, 5.95%, 05/20/2021	2,177	2,146	2,103
2371018, 6.91%, 05/20/2021	2,513	2,496	2,312
2371071, 6.9%, 05/20/2021(b)	6,032	6,000	3,407
2371134, 8.1%, 05/20/2021	400	398	389
2371148, 6.94%, 05/20/2021	483	475	463
2371160, 7.86%, 05/20/2021	583	572	562
2371175, 5.96%, 05/20/2021	3,658	3,611	3,527
2371297, 7.83%, 05/20/2021	262	259	255
2371314, 7.62%, 05/20/2021(b)	1,404	1,397	1,152

2371326, 5.24%, 05/20/2021	12,782	12,630	12,265
2371602, 8.11%, 05/20/2021(b)	1,731	1,727	1,161
2371655, 6.9%, 05/20/2021	886	855	865
2371795, 7.62%, 05/20/2021	6,692	6,610	6,322
2372002, 6.9%, 05/20/2021	17,632	17,495	17,012
2372400, 9.76%, 05/20/2021	3,246	3,215	3,107
2372459, 7.86%, 05/20/2021(b)	4,560	4,546	2,463
2372514, 7.87%, 05/20/2021	913	912	413
2372528, 9.76%, 05/20/2021(b)	3,507	3,485	2,197
2372621, 8.09%, 05/20/2021(b)	3,071	3,064	2,441
2373848, 10.26%, 05/21/2021	50	48	49
2373866, 6.6%, 05/21/2021	5,490	5,426	5,194
2373901, 5.96%, 05/21/2021	3,651	3,617	3,500
2373940, 5.71%, 05/21/2021	3,455	3,331	3,376
2374004, 4.72%, 05/21/2021	2,181	2,164	1,813
2374046, 7.06%, 05/21/2021	144	143	141
2374070, 4.72%, 05/21/2021	1,463	1,443	1,422
2374132, 5.95%, 05/21/2021	640	635	614
2374231, 7.08%, 05/21/2021(b)	1,612	1,610	1,287
2374293, 9.78%, 05/21/2021(b)	591	586	515
2374304, 9.19%, 05/21/2021	5,621	5,611	2,586
2374307, 5.95%, 05/21/2021	9,894	9,805	8,211
2374401, 6.63%, 05/21/2021	645	640	618
2374438, 4.72%, 05/21/2021	7,502	7,464	4,797
2374530, 6.67%, 05/21/2021	3,513	3,481	2,544
2374635, 7.86%, 05/21/2021	428	404	418
2374682, 6.6%, 05/21/2021(b)	1,955	1,938	1,722
2374734, 7.86%, 05/21/2021	3,179	3,165	2,953
2374743, 7.31%, 05/21/2021	1,627	1,625	1,525
2374831, 6.67%, 05/21/2021	3,284	3,249	2,376
2374838, 5.66%, 05/21/2021	1,280	1,251	1,246
2374937, 6.9%, 05/21/2021	1,087	1,073	1,019
2374958, 7.62%, 05/21/2021	6,559	6,496	4,475
2375072, 4.95%, 05/21/2021(b)	857	857	451
2375143, 7.88%, 05/21/2021	513	506	499
2375160, 8.8%, 05/21/2021	841	840	532
2375169, 6.67%, 05/21/2021	879	864	852
2375171, 4.96%, 05/21/2021	1,985	1,972	1,647
2375185, 8.1%, 05/21/2021	2,230	2,203	2,151
2375214, 4.93%, 05/21/2021	672	671	349
2375229, 5.9%, 05/21/2021	3,276	3,274	1,762
2375282, 6.83%, 05/21/2021	1,239	1,231	1,141
2375312, 9.9%, 05/21/2021(b)	5,192	5,161	3,826
2375386, 6.85%, 05/21/2021	1,799	1,783	1,619
2375408, 7.85%, 05/21/2021	433	425	422
2375453, 7.09%, 05/21/2021	1,092	1,089	1,012
2375457, 8.57%, 05/21/2021	609	606	433
2375519, 7.62%, 05/21/2021	564	546	549
2375561, 5.95%, 05/21/2021	5,850	5,792	5,615
2375574, 6.61%, 05/21/2021(b)	8,944	8,890	5,897
2375627, 10.95%, 05/21/2021	2,467	2,436	2,353
2375652, 4.25%, 05/21/2021	374	367	365
2375654, 7.62%, 05/21/2021(b)	880	874	594
2375656, 6.86%, 05/21/2021	836	827	811
2375659, 7.62%, 05/21/2021	4,793	4,735	4,520
2375697, 6.6%, 05/21/2021(b)	18,646	18,579	10,741
2375742, 6.9%, 05/21/2021	1,440	1,375	1,399
2375889, 5.96%, 05/21/2021(b)	4,656	4,613	4,465
2376055, 6.67%, 05/21/2021	4,080	4,042	3,788
2376100, 6.84%, 05/21/2021(b)	8,321	8,303	4,290
2376137, 8.8%, 05/21/2021	1,023	1,021	864
2376148, 6.9%, 05/21/2021	1,264	1,252	1,041
2376180, 7.85%, 05/21/2021(b)	1,307	1,294	1,233
2376217, 7.85%, 05/21/2021(b)	3,621	3,597	2,200
2376226, 6.6%, 05/21/2021	1,886	1,866	1,671
2376272, 7.87%, 05/21/2021	165	158	160
2376294, 4.25%, 05/21/2021	8,019	7,955	7,740
2376597, 5.95%, 05/21/2021	3,113	3,074	3,007
2376791, 8.35%, 05/21/2021	57	56	56
2376808, 5.25%, 05/21/2021	2,343	2,324	2,098
2376815, 7.55%, 05/21/2021	92	91	89
2376838, 6.6%, 05/21/2021(b)	4,479	4,443	3,056
2376852, 5.71%, 05/21/2021	0	0	0
2376879, 6.9%, 05/21/2021(b)	629	629	284
2376887, 6.9%, 05/21/2021(b)	2,420	2,404	1,709
2376926, 6.67%, 05/21/2021(b)	11,355	11,275	8,189
2376953, 7.78%, 05/21/2021	301	301	259
2377081, 4.95%, 05/21/2021	3,330	3,307	2,769
2377087, 9.76%, 05/21/2021	11,396	11,224	10,989
2377136, 4.72%, 05/21/2021	3,498	3,480	2,901
2377170, 6.84%, 05/21/2021	4,659	4,625	3,850
2377275, 5.66%, 05/21/2021	1,222	1,206	1,179

2377320, 9.91%, 05/21/2021(b)	2,545	2,525	2,108
2377424, 5.95%, 05/21/2021	4,467	4,426	3,701
2377442, 6.83%, 05/21/2021(b)	814	814	387
2377447, 7.55%, 05/21/2021	602	599	515
2377508, 4.25%, 05/22/2021	15,233	15,116	14,697
2377540, 9.76%, 05/22/2021	2,936	2,921	1,539
2377611, 7.62%, 05/22/2021	274	245	267
2377812, 9.76%, 05/22/2021	346	309	337
2378047, 6.67%, 05/22/2021(b)	5,131	5,090	3,736
2378064, 7.85%, 05/22/2021	5,916	5,869	3,609
2378099, 5.95%, 05/22/2021(b)	4,044	4,048	807
2378103, 7.09%, 05/22/2021	1,801	1,798	1,558
2378129, 7.62%, 05/22/2021	2,145	2,123	2,048
2378135, 6.83%, 05/22/2021(b)	1,731	1,723	993
2378160, 4.27%, 05/22/2021	919	911	889
2378162, 5.97%, 05/22/2021	1,114	1,097	1,079
2378185, 6.61%, 05/22/2021	1,953	1,935	1,880
2378208, 5.27%, 05/22/2021	638	631	614
2378236, 7.62%, 05/22/2021	3,864	3,811	3,656
2378267, 6.6%, 05/22/2021	471	460	457
2378322, 7.87%, 05/22/2021	2,258	2,241	1,371
2378406, 6.6%, 05/22/2021	8,406	8,343	5,752
2378440, 5.24%, 05/22/2021	7,891	7,828	6,592
2378638, 6.84%, 05/22/2021	6,303	6,257	5,205
2378644, 8.1%, 05/22/2021	144	137	141
2378700, 5.97%, 05/22/2021	1,584	1,571	1,319
2378743, 8.57%, 05/22/2021	2,140	2,126	1,631
2378805, 5.95%, 05/22/2021	4,433	4,400	3,674
2378874, 7.86%, 05/22/2021	1,268	1,251	1,215
2378913, 6.84%, 05/22/2021(b)	7,918	7,867	4,837
2378980, 7.86%, 05/22/2021	2,605	2,570	2,497
2379102, 7.08%, 05/22/2021	2,585	2,606	2,497
2379159, 8.57%, 05/22/2021	2,032	2,017	1,842
2379253, 5.95%, 05/22/2021	3,363	3,323	3,243
2379387, 7.55%, 05/22/2021(b)	7,977	7,937	5,494
2379402, 8.11%, 05/22/2021	1,134	1,132	765
2379436, 7.86%, 05/22/2021(b)	12,062	11,976	7,356
2379675, 5.95%, 05/22/2021	3,299	3,197	3,217
2379736, 6.6%, 05/22/2021	11,282	11,161	10,007
2379846, 6.91%, 05/22/2021	2,109	2,046	2,055
2379968, 8.34%, 05/22/2021(b)	4,405	4,403	1,529
2380059, 5.89%, 05/22/2021	891	885	856
2380099, 7.86%, 05/22/2021	3,539	3,512	2,919
2380138, 6.83%, 05/22/2021	1,666	1,647	1,584
2380194, 6.84%, 05/22/2021	1,931	1,917	1,644
2380243, 5.66%, 05/22/2021	4,611	4,576	3,346
2380289, 7.86%, 05/22/2021(b)	3,936	3,909	2,403
2380327, 4.95%, 05/22/2021(b)	4,649	4,622	3,846
2380346, 7.86%, 05/22/2021(b)	6,320	6,284	3,784
2380409, 7.55%, 05/22/2021(b)	2,507	2,498	952
2380438, 6.84%, 05/22/2021	1,937	1,928	1,531
2380461, 5.66%, 05/22/2021(b)	6,995	6,954	5,052
2380716, 5.96%, 05/22/2021(b)	3,184	3,182	722
2380778, 7.62%, 05/22/2021(b)	24,456	24,254	16,738
2380996, 6.67%, 05/22/2021	3,143	3,109	2,933
2381049, 9.8%, 05/22/2021(b)	1,041	1,035	732
2381195, 7.62%, 05/23/2021	28,410	27,925	27,324
2381242, 7.06%, 05/23/2021	489	482	473
2381246, 5.89%, 05/23/2021	4,498	4,474	3,712
2381272, 4.93%, 05/23/2021(b)	1,214	1,210	473
2381287, 5.9%, 05/23/2021	1,771	1,734	1,721
2381310, 5.9%, 05/23/2021(b)	76,759	76,325	40,698
2381697, 5.66%, 05/23/2021	1,822	1,804	1,704
2381728, 6.85%, 05/23/2021	3,303	3,301	1,809
2381792, 6.84%, 05/23/2021	1,985	1,963	1,886
2381821, 9.91%, 05/23/2021	671	648	653
2381833, 6.9%, 05/23/2021	3,838	3,808	3,536
2381868, 6.84%, 05/23/2021	2,018	1,978	1,971
2381917, 8.57%, 05/23/2021	275	270	267
2381992, 5.97%, 05/23/2021(b)	253	253	179
2381996, 4.25%, 05/23/2021	1,033	1,027	766
2382020, 6.6%, 05/23/2021(b)	4,976	4,945	3,251
2382049, 5.92%, 05/23/2021	444	444	399
2382061, 7.31%, 05/23/2021(b)	2,471	2,421	2,039
2382075, 5.66%, 05/23/2021	6,920	6,861	5,061
2382082, 8.74%, 05/23/2021	503	502	134
2382088, 8.57%, 05/23/2021(b)	6,224	6,216	1,896
2382119, 5.89%, 05/24/2021	737	729	713
2382127, 7.79%, 05/24/2021	1,158	1,149	1,130
2382143, 6.67%, 05/24/2021	1,454	1,440	1,063
2382166, 8.34%, 05/24/2021	67	66	66
2382169, 6.84%, 05/24/2021	5,696	5,658	3,500

2382203, 5.95%, 05/24/2021	5,754	5,694	4,811
2382236, 6.84%, 05/24/2021	803	786	783
2382279, 4.97%, 05/24/2021(b)	1,725	1,713	1,439
2382297, 4.25%, 05/24/2021	1,080	1,074	795
2382316, 5.66%, 05/24/2021	3,058	3,034	2,243
2382331, 6.67%, 05/24/2021	4,776	4,733	3,507
2382349, 4.95%, 05/24/2021	5,360	5,305	5,156
2382404, 5.26%, 05/24/2021	1,212	1,203	1,167
2382416, 7.55%, 05/24/2021	1,598	1,591	1,521
2382431, 7.86%, 05/24/2021	2,106	2,083	1,982
2382454, 7.55%, 05/24/2021	262	257	255
2382468, 4.25%, 05/24/2021	1,203	1,194	1,009
2382488, 6.83%, 05/24/2021	72	69	69
2382499, 6.6%, 05/24/2021(b)	3,704	3,677	2,534
2382503, 7.86%, 05/24/2021	424	422	361
2382517, 7.85%, 05/24/2021	345	338	337
2382525, 6.6%, 05/24/2021	1,140	1,122	1,100
2382536, 4.72%, 05/24/2021	607	598	589
2382556, 7.76%, 05/24/2021(b)	862	862	357
2382558, 6.82%, 05/24/2021	769	767	576
2382569, 7.78%, 05/24/2021(b)	429	429	313
2382593, 5.66%, 05/24/2021	2,447	2,426	1,795
2382617, 7.33%, 05/24/2021	532	531	500
2382630, 6.85%, 05/24/2021	951	946	884
2382641, 5.66%, 05/24/2021	2,216	2,194	2,070
2382651, 6.85%, 05/24/2021(b)	2,890	2,879	1,474
2382673, 6.6%, 05/24/2021	2,800	2,765	2,649
2382753, 6.61%, 05/24/2021	2,503	2,467	2,386
2382781, 7.63%, 05/24/2021	2,076	2,025	2,010
2382886, 5.9%, 05/25/2021(b)	3,209	3,207	1,771
2383048, 6.6%, 05/25/2021	375	369	361
2383116, 4.96%, 05/25/2021	1,861	1,820	1,811
2383850, 9.77%, 05/25/2021(b)	11,543	11,476	6,198
2383896, 6.85%, 05/25/2021	2,467	2,454	1,961
2383898, 4.96%, 05/25/2021	3,079	3,029	2,981
2383905, 4.95%, 05/25/2021	3,080	3,039	2,984
2383914, 7.33%, 05/25/2021	1,441	1,439	893
2383930, 5.66%, 05/25/2021	1,161	1,151	853
2383932, 6.85%, 05/25/2021	990	985	874
2383934, 8.74%, 05/25/2021	474	466	442
2383936, 4.25%, 05/25/2021	423	419	410
2383938, 6.84%, 05/25/2021	2,004	1,997	1,706
2383942, 4.96%, 05/25/2021	3,165	3,135	3,049
2383944, 5.91%, 05/25/2021	150	149	134
2383957, 5.91%, 05/25/2021(b)	1,740	1,728	1,432
2383971, 6.6%, 05/25/2021	984	971	956
2383973, 6.63%, 05/25/2021	877	871	727
2383981, 4.95%, 05/25/2021(b)	19,221	19,103	16,023
2384008, 4.72%, 05/25/2021	12,978	12,885	10,900
2384013, 9.93%, 05/25/2021(b)	2,300	2,289	1,082
2384037, 8.73%, 05/25/2021(b)	18,681	18,585	12,954
2384048, 5.66%, 05/25/2021(b)	6,463	6,416	4,762
2384052, 6.6%, 05/25/2021	303	293	296
2384056, 6.6%, 05/25/2021	1,515	1,488	1,464
2384060, 5.66%, 05/25/2021	3,731	3,695	3,482
2384072, 5.91%, 05/25/2021	1,325	1,312	1,282
2384076, 5.66%, 05/25/2021(b)	2,438	2,422	1,792
2384106, 4.95%, 05/25/2021	4,448	4,412	3,726
2384108, 6.85%, 05/25/2021	1,137	1,130	1,050
2384112, 5.66%, 05/25/2021	1,371	1,354	1,316
2384115, 7.55%, 05/25/2021	1,310	1,305	1,245
2384120, 4.95%, 05/25/2021	3,343	3,320	2,800
2384123, 7.76%, 05/25/2021(b)	1,518	1,518	711
2384129, 7.07%, 05/25/2021	3,070	3,064	2,673
2384131, 4.96%, 05/25/2021	1,596	1,584	1,337
2384133, 7.08%, 05/25/2021	759	756	735
2384141, 4.95%, 05/25/2021	847	839	816
2384143, 6.84%, 05/25/2021	707	701	681
2384145, 4.25%, 05/25/2021	2,496	2,480	1,757
2384147, 6.84%, 05/25/2021	12,430	12,372	9,865
2384179, 6.84%, 05/25/2021	2,268	2,227	2,192
2384201, 5.66%, 05/25/2021	1,275	1,261	1,219
2384328, 6.84%, 05/25/2021(b)	2,363	2,353	1,380
2384345, 6.84%, 05/25/2021(b)	3,108	3,106	2,251
2384382, 6.84%, 05/25/2021	2,534	2,523	2,366
2384476, 7.86%, 05/25/2021	755	732	738
2384499, 6.84%, 05/25/2021	928	923	868
2384550, 4.96%, 05/25/2021	4,089	4,048	3,938
2384597, 5.66%, 05/25/2021	3,518	3,490	2,591
2384632, 7.55%, 05/25/2021	1,295	1,292	922
2384646, 5.9%, 05/25/2021	2,128	2,110	1,989
2384659, 7.78%, 05/25/2021(b)	9,230	9,225	2,303

2384701, 6.61%, 05/25/2021	2,681	2,656	1,856
2384711, 6.6%, 05/25/2021	5,386	5,314	5,134
2384748, 4.26%, 05/25/2021	65	62	64
2384762, 4.96%, 05/25/2021	2,293	2,268	2,206
2384791, 7.78%, 05/25/2021(b)	1,395	1,395	711
2384794, 4.72%, 05/25/2021	4,152	4,094	4,035
2384848, 6.84%, 05/25/2021	1,103	1,071	1,073
2384864, 6.6%, 05/25/2021	2,828	2,797	2,521
2384900, 5.66%, 05/25/2021	5,772	5,700	5,535
2384933, 9.92%, 05/25/2021	286	278	277
2384948, 6.85%, 05/25/2021(b)	4,284	4,274	2,198
2384970, 7.55%, 05/25/2021	569	569	537
2384987, 5.66%, 05/25/2021	2,649	2,615	2,549
2385000, 6.85%, 05/25/2021	2,013	1,998	1,889
2385020, 7.55%, 05/25/2021	8,664	8,572	8,144
2385060, 7.62%, 05/25/2021	6,131	6,071	4,224
2385113, 6.85%, 05/25/2021	134	132	130
2385118, 6.84%, 05/25/2021	1,249	1,240	1,038
2385129, 6.84%, 05/25/2021	247	242	241
2385138, 7.33%, 05/25/2021(b)	1,221	1,221	768
2385140, 6.84%, 05/25/2021	938	929	847
2385147, 7.78%, 05/25/2021	1,424	1,422	852
2385175, 6.85%, 05/25/2021	246	239	241
2385180, 10.97%, 05/25/2021	220	213	213
2385185, 6.6%, 05/25/2021	21,764	21,566	15,076
2385187, 5.95%, 05/25/2021	1,542	1,521	1,487
2385246, 8.1%, 05/25/2021	1,246	1,235	1,210
2385297, 6.6%, 05/25/2021(b)	10,762	10,662	7,458
2385375, 10.95%, 05/25/2021	1,110	1,096	1,039
2385394, 6.84%, 05/25/2021(b)	4,933	4,916	2,815
2385417, 5.95%, 05/25/2021	1,041	1,031	871
2385419, 5.89%, 05/25/2021(b)	8,109	8,071	4,979
2385457, 6.6%, 05/25/2021	3,115	3,086	2,764
2385510, 8.71%, 05/25/2021	367	360	355
2385528, 7.08%, 05/25/2021	700	693	683
2385538, 8.84%, 05/25/2021	481	481	415
2385554, 6.67%, 05/25/2021(b)	3,120	3,091	2,298
2385560, 6.87%, 05/25/2021(b)	796	791	633
2385571, 4.95%, 05/25/2021	2,020	2,001	1,942
2385592, 4.25%, 05/25/2021	1,221	1,212	1,151
2385596, 5.66%, 05/25/2021	1,374	1,343	1,329
2385609, 7.86%, 05/25/2021	1,697	1,687	1,611
2385614, 7.07%, 05/25/2021	2,062	2,052	2,000
2385687, 6.67%, 05/25/2021(b)	1,435	1,422	1,057
2385704, 4.95%, 05/25/2021	3,271	3,246	2,740
2385736, 5.9%, 05/25/2021(b)	7,516	7,461	5,247
2385784, 6.85%, 05/25/2021	40	36	39
2385794, 5.24%, 05/25/2021	2,127	2,103	2,056
2385796, 4.26%, 05/25/2021	479	471	467
2385810, 9.22%, 05/25/2021(b)	1,270	1,268	836
2385812, 4.74%, 05/25/2021	1,406	1,396	917
2385823, 7.55%, 05/25/2021(b)	14,205	14,144	5,467
2385905, 6.6%, 05/25/2021	21,957	21,796	15,139
2386003, 5.66%, 05/25/2021	13,104	12,929	12,644
2386127, 4.95%, 05/25/2021	12,492	12,377	12,014
2386200, 9.18%, 05/25/2021	556	554	514
2386210, 5.66%, 05/25/2021	885	877	825
2386223, 7.08%, 05/25/2021	390	371	381
2386316, 6.84%, 05/25/2021(b)	19,950	19,834	12,359
2386428, 6.6%, 05/25/2021(b)	18,179	18,101	11,022
2386538, 4.95%, 05/25/2021(b)	73,541	73,201	57,246
2386764, 5.9%, 05/25/2021(b)	25,908	25,818	20,442
2387334, 6.67%, 05/26/2021	4,042	3,889	3,930
2387465, 7.3%, 05/26/2021	1,233	1,232	925
2387467, 8.74%, 05/26/2021	1,351	1,336	1,200
2387471, 5.9%, 05/26/2021	43,847	43,551	31,217
2387558, 7.86%, 05/26/2021	6,584	6,555	5,849
2387631, 5.9%, 05/26/2021	8,490	8,379	8,139
2387684, 5.66%, 05/26/2021	5,815	5,772	4,272
2387694, 7.62%, 05/26/2021	331	326	313
2387702, 5.25%, 05/26/2021(b)	3,002	2,983	1,901
2387717, 6.85%, 05/26/2021	838	823	809
2387728, 9.21%, 05/26/2021(b)	1,367	1,365	378
2387730, 8.33%, 05/26/2021	767	761	745
2387733, 6.84%, 05/26/2021(b)	18,746	18,697	9,900
2387780, 5.95%, 05/26/2021	4,022	3,974	3,864
2387836, 5.66%, 05/26/2021	32,187	31,827	30,149
2387849, 7.86%, 05/26/2021(b)	25,304	25,136	15,286
2388133, 4.26%, 05/26/2021	2,115	2,102	1,586
2388159, 6.6%, 05/26/2021	3,543	3,465	3,430
2388175, 7.87%, 05/26/2021	1,741	1,713	1,670
2388238, 4.25%, 05/26/2021(b)	6,159	6,120	4,609

2388242, 5.95%, 05/26/2021	3,214	3,168	3,101
2388308, 7.55%, 05/26/2021	955	949	930
2388497, 5.9%, 05/26/2021	3,952	3,939	2,153
2388529, 6.67%, 05/26/2021	2,876	2,838	2,752
2388540, 6.86%, 05/26/2021	2,226	2,215	1,300
2388556, 5.9%, 05/26/2021	4,340	4,253	4,214
2388637, 6.67%, 05/26/2021	696	688	665
2388643, 7.55%, 05/26/2021	737	717	707
2388649, 6.67%, 05/26/2021(b)	11,313	11,213	8,364
2388662, 5.91%, 05/26/2021	1,890	1,874	1,575
2388721, 8.72%, 05/26/2021	1,500	1,491	923
2388747, 6.84%, 05/26/2021	1,170	1,146	1,137
2388769, 6.84%, 05/26/2021	5,069	5,039	4,028
2388823, 6.6%, 05/26/2021	7,553	7,437	7,276
2388836, 8.57%, 05/26/2021	209	206	203
2388848, 7.88%, 05/26/2021	904	897	800
2388886, 7.62%, 05/26/2021(b)	6,464	6,412	4,348
2388939, 4.96%, 05/26/2021	1,607	1,590	1,550
2388967, 5.9%, 05/26/2021	4,154	4,102	3,941
2388989, 8.1%, 05/26/2021	6,803	6,766	5,911
2389003, 6.84%, 05/26/2021(b)	7,249	7,246	2,051
2389054, 4.96%, 05/26/2021	1,040	1,028	1,005
2389065, 9.16%, 05/26/2021	432	431	285
2389067, 4.95%, 05/26/2021	3,635	3,593	3,512
2389108, 6.84%, 05/26/2021	1,709	1,694	1,426
2389117, 6.6%, 05/26/2021	1,767	1,739	1,673
2389136, 4.95%, 05/26/2021	2,044	2,021	1,971
2389163, 7.86%, 05/26/2021	2,715	2,684	2,613
2389173, 7.55%, 05/26/2021	1,530	1,529	1,175
2389191, 7.55%, 05/26/2021(b)	9,784	9,727	5,431
2389265, 7.55%, 05/26/2021	2,831	2,808	2,500
2389283, 5.95%, 05/26/2021	277	271	269
2389330, 6.82%, 05/26/2021	544	539	527
2389341, 7.1%, 05/26/2021(b)	1,294	1,291	1,055
2389345, 7.55%, 05/26/2021	354	349	344
2389456, 5.95%, 05/26/2021(b)	8,513	8,450	7,085
2389504, 9.2%, 05/26/2021(b)	1,988	1,986	672
2389516, 6.6%, 05/26/2021	934	917	901
2389528, 8.72%, 05/26/2021	1,356	1,342	1,202
2389560, 6.87%, 05/26/2021	509	509	435
2389573, 4.97%, 05/26/2021(b)	864	863	637
2389583, 6.84%, 05/26/2021	2,776	2,719	2,704
2389599, 5.95%, 05/26/2021	4,169	4,115	4,014
2389653, 5.66%, 05/26/2021	2,630	2,606	2,456
2389665, 6.84%, 05/26/2021	4,784	4,768	3,599
2389676, 8.34%, 05/26/2021(b)	8,588	8,576	3,226
2389685, 7.36%, 05/26/2021	392	390	350
2389689, 5.66%, 05/26/2021	4,891	4,854	3,613
2389752, 6.84%, 05/26/2021	807	806	718
2389760, 5.66%, 05/26/2021	1,432	1,409	1,382
2389788, 6.84%, 05/26/2021	20,202	20,032	16,856
2389798, 5.95%, 05/26/2021	2,739	2,707	2,633
2389853, 6.67%, 05/26/2021(b)	4,185	4,155	3,048
2389913, 7.86%, 05/26/2021	25,023	24,821	19,882
2389930, 4.96%, 05/26/2021	2,384	2,363	2,290
2389948, 4.96%, 05/26/2021	2,981	2,950	2,874
2389973, 6.6%, 05/26/2021(b)	12,840	12,750	7,757
2390254, 9.22%, 05/26/2021	350	338	321
2390544, 7.55%, 05/26/2021	67	65	66
2390564, 7.08%, 05/26/2021	3,688	3,673	3,218
2390697, 7.08%, 05/26/2021	127	120	124
2390780, 6.6%, 05/26/2021(b)	1,868	1,838	1,801
2390900, 5.66%, 05/26/2021	814	801	788
2391067, 5.9%, 05/26/2021(b)	1,242	1,241	696
2391245, 6.6%, 05/26/2021	44,088	43,479	41,848
2392934, 10.95%, 05/26/2021	491	486	424
2393015, 7.85%, 05/26/2021	852	843	821
2393053, 7.87%, 05/26/2021	441	435	427
2393065, 5.95%, 05/26/2021	4,417	4,371	3,687
2393202, 7.63%, 05/26/2021(b)	3,288	3,262	2,259
2393234, 5.9%, 05/26/2021	970	879	947
2393273, 7.86%, 05/26/2021	3,160	3,122	2,974
2393368, 8.31%, 05/26/2021	451	449	423
2393372, 4.96%, 05/26/2021	1,901	1,880	1,830
2393402, 5.95%, 05/26/2021	2,207	2,181	2,123
2393535, 4.95%, 05/26/2021	6,397	6,341	6,137
2393577, 7.55%, 05/26/2021	4,274	4,273	3,034
2393652, 7.85%, 05/26/2021	1,042	1,024	1,006
2393668, 4.99%, 05/26/2021	344	342	330
2393678, 6.6%, 05/26/2021	1,142	1,131	1,015
2393696, 6.61%, 05/26/2021	4,150	4,110	3,683
2393725, 10.23%, 05/26/2021	1,428	1,415	1,205

2393757, 7.08%, 05/26/2021	1,047	1,044	853
2393778, 6.6%, 05/26/2021	10,282	10,117	9,825
2393866, 7.62%, 05/26/2021	4,547	4,472	4,342
2393907, 4.96%, 05/26/2021	3,231	3,198	3,114
2393947, 6.84%, 05/26/2021(b)	15,583	15,504	8,626
2394001, 5.95%, 05/26/2021(b)	3,541	3,514	2,957
2394023, 4.25%, 05/26/2021	2,716	2,700	1,914
2395369, 10.22%, 05/27/2021	841	837	735
2395400, 10.98%, 05/27/2021(b)	1,609	1,594	917
2395434, 6.67%, 05/27/2021	4,080	4,025	3,903
2395495, 7.62%, 05/27/2021	1,874	1,853	1,293
2395516, 6.67%, 05/27/2021(b)	4,569	4,532	3,366
2395558, 8.09%, 05/27/2021	3,818	3,807	3,426
2395599, 7.62%, 05/27/2021	2,980	2,863	2,901
2395670, 7.86%, 05/27/2021	2,368	2,285	2,306
2395752, 6.95%, 05/27/2021	541	535	474
2395758, 5.74%, 05/27/2021	993	983	894
2395765, 7.86%, 05/27/2021	2,469	2,462	1,866
2395791, 7.62%, 05/27/2021	2,077	2,049	1,853
2395816, 7.86%, 05/27/2021	2,502	2,482	2,377
2395965, 7.85%, 05/27/2021	1,060	1,052	1,008
2395997, 8.34%, 05/27/2021	709	708	629
2396017, 7.87%, 05/27/2021	1,803	1,783	1,500
2396071, 8.33%, 05/27/2021(b)	18,693	18,671	7,097
2397991, 8.83%, 05/27/2021(b)	262	262	249
2398115, 8.11%, 05/27/2021	769	766	690
2398398, 7.86%, 05/27/2021	2,123	2,032	2,070
2398788, 5.24%, 05/27/2021(b)	4,669	4,634	3,613
2398950, 7.85%, 05/27/2021	591	590	545
2399060, 6.67%, 05/27/2021	2,140	2,104	2,067
2399195, 9.77%, 05/27/2021(b)	5,703	5,678	2,209
2399324, 8.1%, 05/27/2021	4,477	4,457	4,296
2399626, 7.62%, 05/27/2021(b)	9,250	9,175	6,191
2399996, 7.62%, 05/28/2021(b)	8,785	8,728	5,908
2400068, 6.92%, 05/27/2021	294	293	286
2400082, 7.86%, 05/28/2021	3,469	3,460	2,526
2400146, 5.71%, 05/28/2021	2,221	2,199	2,090
2400197, 8.11%, 05/28/2021	1,142	1,139	929
2400214, 5.24%, 05/28/2021	11,880	11,788	7,869
2400418, 7.85%, 05/28/2021(b)	1,771	1,761	1,041
2400456, 8.57%, 05/28/2021	5,140	5,139	4,710
2400745, 7.86%, 05/28/2021	615	600	596
2400760, 6.67%, 05/28/2021	6,236	6,141	5,977
2401267, 7.86%, 05/29/2021	1,868	1,834	1,802
2401407, 10.97%, 05/29/2021(b)	1,015	1,006	711
2401437, 6.91%, 05/29/2021	107	100	105
2401481, 7.62%, 05/29/2021(b)	12,400	12,268	8,634
2401810, 7.86%, 05/29/2021	2,129	1,985	2,076
2402524, 6.92%, 05/29/2021	763	752	699
2402558, 7.84%, 05/29/2021	1,390	1,385	1,054
2402593, 7.88%, 05/29/2021	1,156	1,145	1,074
2402668, 6.67%, 05/29/2021	5,145	5,096	3,832
2402887, 6.67%, 05/29/2021	1,971	1,943	1,887
2403022, 5.96%, 05/29/2021	1,714	1,689	1,654
2403092, 5.96%, 05/29/2021	2,078	2,059	1,750
2403187, 7.86%, 05/29/2021	11,054	10,919	10,061
2404244, 7.87%, 05/29/2021	392	388	381
2404295, 7.86%, 05/29/2021	2,893	2,858	2,730
2404429, 8.1%, 05/30/2021(b)	1,964	1,960	1,359
2404449, 7.07%, 05/30/2021	3,953	3,942	3,244
2404516, 5.95%, 05/30/2021	2,426	2,402	2,040
2404559, 6.85%, 05/30/2021(b)	3,066	3,053	2,336
2404606, 6.82%, 05/30/2021	1,120	1,119	648
2404627, 7.63%, 05/30/2021(b)	3,768	3,722	3,372
2404636, 6.84%, 05/30/2021	9,715	9,652	7,787
2404834, 7.28%, 05/30/2021	658	657	418
2404848, 9.25%, 05/30/2021	290	289	279
2404856, 4.95%, 05/30/2021	216	216	189
2404863, 7.55%, 05/30/2021	2,856	2,853	2,461
2404905, 6.67%, 05/30/2021	6,414	6,309	4,792
2404943, 6.6%, 05/30/2021	1,746	1,731	1,219
2404987, 5.66%, 05/30/2021(b)	3,234	3,213	2,261
2405029, 6.6%, 05/30/2021	1,444	1,429	1,013
2405044, 7.35%, 05/30/2021	416	415	371
2405054, 4.96%, 05/30/2021	1,707	1,680	1,652
2405124, 6.84%, 05/30/2021	1,128	1,121	1,071
2405173, 7.86%, 05/30/2021	2,106	2,089	2,030
2405176, 6.84%, 05/30/2021	3,907	3,888	2,322
2405243, 4.96%, 05/30/2021(b)	4,741	4,702	3,993
2405308, 6.84%, 05/30/2021(b)	12,648	12,642	3,613
2405407, 7.86%, 06/01/2021(b)	2,148	2,131	1,361
2405481, 5.95%, 06/01/2021	1,877	1,843	1,819

2405500, 6.84%, 06/01/2021(b)	4,190	4,166	2,504
2405571, 7.36%, 06/01/2021	421	420	377
2405617, 8.1%, 06/01/2021(b)	2,135	2,132	924
2405656, 5.96%, 06/01/2021	6,366	6,273	6,140
2405693, 7.55%, 06/01/2021	1,682	1,680	935
2405723, 6.84%, 06/01/2021(b)	3,218	3,186	2,047
2405810, 6.6%, 06/01/2021	1,855	1,796	1,799
2405996, 9.25%, 06/01/2021(b)	882	880	370
2406007, 4.95%, 06/01/2021	8,268	8,179	7,935
2406066, 5.96%, 06/01/2021	3,180	3,148	2,686
2406198, 6.85%, 06/01/2021	1,877	1,868	1,119
2406224, 7.62%, 06/01/2021(b)	1,779	1,767	1,068
2406231, 6.61%, 06/01/2021	740	693	723
2406363, 5.95%, 06/02/2021	9,925	9,802	9,547
2406562, 6.84%, 06/02/2021	3,018	2,989	2,542
2406685, 7.31%, 06/02/2021	5,163	5,154	4,874
2407065, 7.55%, 06/02/2021	1,545	1,544	1,126
2407110, 6.85%, 06/02/2021	262	261	243
2407132, 7.34%, 06/02/2021	134	133	130
2407143, 6.6%, 06/02/2021(b)	9,113	9,029	6,424
2407349, 6.61%, 06/02/2021	7,003	6,910	6,293
2407385, 7.86%, 06/02/2021	922	909	874
2407447, 7.86%, 06/02/2021	1,897	1,866	1,839
2407526, 4.97%, 06/02/2021	747	740	717
2407540, 5.66%, 06/02/2021	953	940	917
2407595, 9.9%, 06/02/2021	4,992	4,935	4,466
2407687, 7.87%, 06/02/2021	738	730	622
2407694, 4.97%, 06/02/2021	1,138	1,123	1,098
2407767, 7.86%, 06/02/2021(b)	7,223	7,181	4,336
2407775, 4.96%, 06/02/2021(b)	14,176	14,071	11,965
2408043, 8.1%, 06/02/2021	4,916	4,896	4,419
2408056, 4.94%, 06/02/2021	1,061	1,049	1,022
2408082, 5.66%, 06/02/2021(b)	4,214	4,183	3,136
2408170, 4.72%, 06/02/2021(b)	700	696	570
2408184, 5.66%, 06/02/2021	3,386	3,333	3,274
2408286, 7.08%, 06/02/2021(b)	10,565	10,545	7,381
2408351, 7.9%, 06/02/2021(b)	598	593	382
2408420, 6.67%, 06/02/2021	2,122	2,097	1,984
2408495, 8.73%, 06/02/2021	493	487	444
2408503, 4.96%, 06/02/2021	1,966	1,950	1,663
2408525, 8.57%, 06/02/2021(b)	1,232	1,231	682
2408540, 6.84%, 06/02/2021	19,743	19,562	18,624
2408735, 6.67%, 06/02/2021(b)	2,290	2,269	1,716
2409051, 5.95%, 06/02/2021	2,434	2,413	2,043
2409053, 6.84%, 06/02/2021	1,949	1,930	1,892
2409122, 6.85%, 06/02/2021	1,895	1,877	1,582
2409126, 7.86%, 06/02/2021	1,056	1,037	1,026
2409184, 6.61%, 06/02/2021	1,274	1,235	1,235
2409272, 6.6%, 06/02/2021	4,169	4,116	3,764
2409276, 7.62%, 06/02/2021	10,408	10,312	7,288
2409399, 6.84%, 06/02/2021	11,646	11,466	11,193
2409746, 5.95%, 06/02/2021	1,536	1,508	1,489
2409907, 10.95%, 06/02/2021	6,221	6,179	2,241
2409928, 5.66%, 06/02/2021	4,331	4,288	4,043
2410001, 6.6%, 06/02/2021(b)	419	417	285
2410014, 4.95%, 06/02/2021(b)	36,810	36,574	30,722
2410128, 5.95%, 06/02/2021	3,084	3,049	2,955
2410319, 7.86%, 06/02/2021	2,957	2,936	2,772
2410574, 7.86%, 06/02/2021(b)	1,784	1,772	1,095
2410621, 5.95%, 06/02/2021	1,048	1,044	1,013
2410653, 7.08%, 06/02/2021(b)	12,864	12,844	5,935
2410779, 9.91%, 06/02/2021	9,797	9,723	4,881
2410924, 7.08%, 06/02/2021	1,841	1,835	1,617
2411110, 4.25%, 06/02/2021	809	778	791
2411264, 6.6%, 06/02/2021(b)	1,128	1,115	1,016
2411275, 6.93%, 06/02/2021(b)	956	960	244
2411324, 4.96%, 06/03/2021	1,685	1,667	1,620
2411371, 6.85%, 06/03/2021(b)	3,524	3,504	1,915
2411422, 6.6%, 06/03/2021	3,166	3,138	2,234
2411483, 6.61%, 06/03/2021	6,272	6,185	5,943
2411612, 6.84%, 06/03/2021	2,039	2,016	1,957
2411639, 7.87%, 06/03/2021(b)	2,784	2,765	2,244
2411660, 6.61%, 06/03/2021	3,984	3,943	2,821
2411719, 7.87%, 06/03/2021	1,169	1,146	1,137
2411721, 5.92%, 06/03/2021	885	884	659
2411732, 5.66%, 06/03/2021	2,500	2,460	2,417
2411784, 7.08%, 06/03/2021(b)	14,630	14,602	7,044
2411795, 9.76%, 06/03/2021	2,107	2,055	2,000
2411901, 8.11%, 06/03/2021(b)	1,950	1,944	1,615
2411959, 5.66%, 06/03/2021	6,627	6,246	6,468
2412045, 7.85%, 06/03/2021	1,168	1,142	1,133
2412128, 7.62%, 06/03/2021	2,484	2,458	1,752

2412231, 7.87%, 06/03/2021(b)	1,511	1,503	910
2412274, 5.95%, 06/03/2021	3,217	3,179	3,090
2412400, 7.86%, 06/03/2021	1,357	1,345	871
2412463, 7.62%, 06/03/2021	125	115	122
2412578, 8.57%, 06/03/2021	2,866	2,808	2,778
2412605, 6.6%, 06/03/2021	1,670	1,648	1,582
2412684, 6.6%, 06/03/2021	32,289	31,743	31,063
2412856, 6.67%, 06/03/2021(b)	1,039	1,027	784
2412890, 7.62%, 06/03/2021	10,560	10,428	9,483
2413355, 7.62%, 06/03/2021(b)	3,017	2,990	2,091
2413407, 7.87%, 06/03/2021(b)	3,804	3,788	2,087
2413456, 5.96%, 06/03/2021	2,318	2,294	1,967
2413515, 7.55%, 06/03/2021	4,089	4,025	3,665
2413573, 5.95%, 06/03/2021	3,669	3,595	3,560
2413657, 5.9%, 06/03/2021	37,947	37,650	36,282
2413842, 5.96%, 06/03/2021	2,924	2,891	2,474
2414290, 7.08%, 06/03/2021	1,579	1,570	1,527
2414356, 6.84%, 06/03/2021	1,704	1,687	1,428
2414375, 6.85%, 06/03/2021	1,351	1,340	1,305
2414424, 5.66%, 06/03/2021	1,981	1,957	1,894
2414466, 5.89%, 06/03/2021	2,913	2,895	2,438
2414561, 5.66%, 06/03/2021	519	511	501
2414589, 5.89%, 06/03/2021(b)	10,056	9,978	7,110
2414738, 7.55%, 06/03/2021	56	56	55
2414745, 4.25%, 06/03/2021	803	795	777
2414784, 4.97%, 06/03/2021	224	224	217
2414798, 7.32%, 06/03/2021(b)	3,493	3,491	1,393
2414839, 5.66%, 06/03/2021(b)	5,590	5,543	4,220
2414912, 4.95%, 06/03/2021	2,931	2,900	2,818
2414935, 4.97%, 06/03/2021(b)	984	976	833
2414951, 5.66%, 06/03/2021(b)	1,322	1,316	993
2414998, 6.84%, 06/03/2021(b)	18,282	18,180	11,015
2415282, 5.66%, 06/03/2021(b)	4,226	4,196	3,136
2415313, 5.66%, 06/03/2021	604	596	582
2415316, 5.66%, 06/03/2021	13,835	13,461	13,452
2415622, 6.67%, 06/04/2021	12,458	12,229	11,642
2415659, 6.82%, 06/04/2021	304	304	243
2415673, 5.9%, 06/04/2021	13,371	13,232	10,129
2415884, 6.85%, 06/04/2021	864	863	808
2415943, 6.6%, 06/04/2021	16,087	15,844	15,249
2416063, 7.85%, 06/04/2021	1,455	1,443	1,180
2416186, 7.86%, 06/04/2021	1,359	1,342	1,305
2416260, 5.9%, 06/04/2021	1,986	1,954	1,927
2416310, 7.86%, 06/04/2021	13,692	13,582	11,833
2416340, 6.6%, 06/04/2021	6,181	6,101	5,859
2416447, 4.97%, 06/04/2021	1,063	1,051	1,027
2416528, 4.96%, 06/04/2021	4,070	4,029	3,459
2416647, 6.85%, 06/04/2021(b)	1,967	1,940	1,270
2416684, 5.66%, 06/04/2021	1,404	1,374	1,353
2416838, 4.25%, 06/04/2021	9,326	9,222	9,020
2417102, 5.66%, 06/04/2021	8,003	7,792	7,766
2417420, 6.6%, 06/04/2021	580	569	559
2417422, 8.1%, 06/04/2021	4,268	4,261	2,061
2417507, 8.31%, 06/04/2021	404	398	390
2417544, 6.84%, 06/04/2021(b)	2,659	2,631	2,301
2417566, 7.86%, 06/04/2021	2,743	2,703	2,599
2417593, 5.66%, 06/04/2021	732	711	711
2417621, 7.32%, 06/04/2021	2,522	2,519	2,135
2417654, 7.62%, 06/04/2021	16,147	15,940	11,476
2417741, 5.66%, 06/04/2021	15,585	15,416	14,572
2417947, 6.84%, 06/04/2021(b)	14,511	14,331	13,249
2418121, 7.86%, 06/04/2021	3,784	3,754	3,347
2418182, 4.95%, 06/04/2021	3,646	3,612	3,093
2418228, 5.91%, 06/04/2021	1,245	1,238	930
2418243, 7.86%, 06/04/2021	10,608	10,540	6,417
2418256, 5.66%, 06/04/2021	4,139	4,043	4,019
2418316, 6.86%, 06/04/2021	1,995	1,987	1,539
2418319, 4.96%, 06/04/2021	1,413	1,436	1,185
2418357, 6.84%, 06/04/2021	2,918	2,896	2,833
2418414, 6.67%, 06/04/2021	2,025	1,994	1,938
2418458, 4.26%, 06/04/2021	1,455	1,438	1,408
2418535, 6.82%, 06/04/2021	495	490	480
2418539, 6.9%, 06/04/2021	2,747	2,723	2,626
2418547, 6.86%, 06/04/2021	1,011	1,005	817
2418620, 7.62%, 06/04/2021(b)	4,520	4,474	3,146
2418675, 9.77%, 06/04/2021	4,919	4,870	3,100
2418691, 6.84%, 06/04/2021(b)	69,515	68,968	44,906
2418751, 8.34%, 06/04/2021	486	484	445
2418761, 7.87%, 06/04/2021	1,806	1,794	1,093
2418897, 7.62%, 06/04/2021	118	97	112
2418923, 8.57%, 06/04/2021	1,208	1,204	1,047
2419170, 6.6%, 06/04/2021	7,406	7,196	7,180

2419282, 7.86%, 06/04/2021	2,360	2,269	2,298
2419340, 6.84%, 06/04/2021	2,497	2,431	2,417
2419381, 7.08%, 06/04/2021	799	797	716
2419390, 6.83%, 06/04/2021	1,364	1,347	1,303
2419418, 6.84%, 06/04/2021(b)	3,695	3,680	1,994
2419420, 8.35%, 06/04/2021	2,096	2,080	1,630
2419444, 5.9%, 06/04/2021(b)	4,890	4,842	3,712
2419473, 9.75%, 06/04/2021	1,588	1,567	1,470
2419486, 6.85%, 06/04/2021	1,993	1,990	1,778
2419500, 8.35%, 06/04/2021	1,363	1,359	1,154
2420708, 6.67%, 06/05/2021	2,658	2,608	2,577
2420808, 5.95%, 06/05/2021	36,413	35,978	30,987
2422058, 5.95%, 06/05/2021	12,088	11,938	10,283
2422544, 5.95%, 06/05/2021(b)	16,952	16,727	16,285
2423124, 5.95%, 06/05/2021(b)	8,954	8,963	5,295
2423349, 8.11%, 06/05/2021	620	617	557
2423375, 8.33%, 06/05/2021	0	0	0
2423580, 5.95%, 06/05/2021	1,112	1,101	946
2423605, 5.95%, 06/05/2021	28,286	27,964	24,029
2424393, 6.67%, 06/05/2021	3,891	3,822	3,745
2424524, 8.1%, 06/05/2021(b)	2,945	2,938	1,435
2424577, 8.16%, 06/06/2021	154	153	149
2424608, 6.6%, 06/06/2021	624	582	609
2424628, 7.87%, 06/06/2021	403	397	391
2424713, 4.96%, 06/06/2021	3,038	3,009	2,584
2424748, 5.66%, 06/06/2021(b)	5,227	5,192	3,650
2424751, 7.87%, 06/06/2021	1,343	1,320	1,299
2424806, 7.86%, 06/06/2021	8,826	8,669	8,566
2424833, 6.84%, 06/06/2021	4,369	4,342	2,637
2424958, 6.84%, 06/06/2021	15,631	15,308	15,123
2425402, 8.1%, 06/06/2021(b)	2,878	2,871	1,403
2425437, 5.95%, 06/06/2021	2,969	2,923	2,861
2425512, 7.62%, 06/06/2021	4,156	4,064	4,002
2425621, 4.95%, 06/06/2021	14,227	14,045	13,700
2425664, 7.86%, 06/06/2021(b)	1,323	1,308	862
2425743, 7.81%, 06/06/2021	298	298	183
2425745, 5.95%, 06/06/2021	2,161	2,134	1,839
2425971, 8.81%, 06/06/2021	2,862	2,860	1,863
2426002, 6.6%, 06/06/2021	4,080	4,032	3,681
2426004, 7.62%, 06/06/2021	2,388	2,322	2,313
2426072, 6.84%, 06/06/2021	7,478	7,393	6,327
2426164, 5.97%, 06/06/2021	1,830	1,813	1,550
2426206, 10.96%, 06/06/2021	3,170	3,134	1,999
2426260, 7.1%, 06/06/2021	254	251	247
2426371, 4.25%, 06/06/2021	518	509	505
2426374, 8.83%, 06/06/2021	149	148	145
2426391, 4.96%, 06/06/2021	5,362	5,310	4,569
2426427, 6.9%, 06/06/2021	1,731	1,703	1,650
2426462, 7.85%, 06/06/2021	2,130	2,108	1,901
2426479, 7.09%, 06/06/2021(b)	3,388	3,388	1,605
2426526, 6.84%, 06/06/2021	1,039	1,027	950
2426532, 5.95%, 06/06/2021	19,689	19,194	19,105
2426594, 4.72%, 06/06/2021	26,799	26,485	24,635
2427219, 7.3%, 06/06/2021	598	596	537
2427319, 4.72%, 06/06/2021(b)	7,312	7,266	5,531
2427544, 4.95%, 06/06/2021	7,456	7,395	6,345
2427708, 7.12%, 06/06/2021	286	284	276
2427720, 6.84%, 06/06/2021	3	0	0
2428161, 4.72%, 06/07/2021	5,967	5,867	5,789
2428230, 6.84%, 06/07/2021	4,136	4,086	3,786
2428252, 7.55%, 06/07/2021	22,930	22,883	19,967
2428332, 5.96%, 06/07/2021	1,261	1,260	1,091
2428381, 8.33%, 06/07/2021	798	796	680
2428388, 6.84%, 06/07/2021	2,844	2,799	2,703
2428420, 5.95%, 06/07/2021	3,044	2,991	2,940
2428432, 4.95%, 06/07/2021	2,734	2,703	2,625
2428474, 5.93%, 06/07/2021	349	349	245
2428477, 6.84%, 06/07/2021	346	346	276
2428483, 6.81%, 06/07/2021	36	36	35
2428502, 6.84%, 06/07/2021	6,076	5,983	5,772
2428561, 4.95%, 06/07/2021	5,407	5,341	5,193
2428610, 6.85%, 06/07/2021(b)	2,658	2,635	1,740
2428633, 6.86%, 06/07/2021	1,516	1,502	995
2428659, 6.83%, 06/07/2021	613	608	584
2428754, 6.84%, 06/07/2021	7,040	6,961	5,959
2428772, 8.57%, 06/07/2021(b)	849	848	623
2428803, 7.62%, 06/07/2021(b)	3,192	3,155	2,281
2428805, 4.96%, 06/07/2021	3,288	3,249	3,157
2428829, 5.66%, 06/07/2021(b)	6,719	6,666	5,020
2428865, 4.26%, 06/07/2021	2,403	2,382	2,060
2428878, 5.95%, 06/07/2021	1,892	1,871	1,612
2428881, 6.84%, 06/07/2021	3,774	3,733	3,187

2428903, 7.09%, 06/07/2021	1,077	1,065	1,046
2428937, 6.67%, 06/07/2021(b)	1,920	1,897	1,471
2428951, 7.32%, 06/07/2021(b)	3,915	3,910	1,605
2428976, 6.84%, 06/07/2021(b)	4,883	4,865	2,700
2428986, 7.83%, 06/07/2021(b)	987	980	763
2429001, 6.85%, 06/07/2021	2,221	2,208	1,925
2429016, 5.66%, 06/07/2021	1,839	1,820	1,408
2429020, 5.95%, 06/07/2021	5,914	5,851	5,034
2429036, 6.61%, 06/08/2021	3,033	2,979	2,897
2429063, 4.96%, 06/08/2021(b)	8,762	8,688	7,459
2429102, 6.84%, 06/08/2021	1,419	1,381	1,383
2429160, 4.94%, 06/08/2021	1,753	1,740	1,491
2429168, 6.62%, 06/08/2021	790	773	762
2429181, 6.86%, 06/08/2021(b)	867	865	785
2429195, 8.38%, 06/08/2021(b)	291	288	277
2429198, 6.83%, 06/08/2021	2,650	2,632	1,633
2429214, 5.66%, 06/08/2021	1,990	1,951	1,925
2429244, 6.84%, 06/08/2021	3,909	3,883	2,411
2429294, 6.6%, 06/08/2021	1,098	1,087	791
2429298, 7.55%, 06/08/2021	513	509	497
2429314, 4.95%, 06/08/2021	4,058	4,019	3,465
2429352, 7.1%, 06/08/2021	81	78	79
2429358, 4.96%, 06/08/2021	1,763	1,732	1,707
2429377, 7.31%, 06/08/2021	489	486	473
2429390, 6.84%, 06/08/2021	4,533	4,475	4,157
2429450, 6.6%, 06/08/2021	1,087	1,072	990
2429479, 6.67%, 06/08/2021(b)	3,420	3,381	2,633
2429498, 8.72%, 06/08/2021(b)	1,159	1,147	940
2429512, 7.55%, 06/08/2021	2,246	2,243	1,964
2429540, 6.84%, 06/08/2021	977	964	945
2429608, 7.86%, 06/08/2021	3,619	3,501	3,513
2430074, 6.84%, 06/09/2021(b)	4,889	4,872	2,678
2430330, 4.95%, 06/09/2021	4,806	4,748	4,623
2430390, 5.89%, 06/09/2021(b)	2,863	2,861	2,195
2430422, 6.84%, 06/09/2021	832	818	807
2430453, 6.6%, 06/09/2021	1,264	1,244	1,201
2430468, 7.55%, 06/09/2021	1,789	1,787	1,669
2430475, 7.86%, 06/09/2021	3,009	2,966	2,854
2430515, 6.84%, 06/09/2021	2,298	2,265	2,195
2430588, 4.96%, 06/09/2021	2,592	2,550	2,510
2430652, 6.84%, 06/09/2021	2,651	2,597	2,555
2430713, 4.95%, 06/09/2021	1,450	1,426	1,399
2430803, 7.32%, 06/09/2021	1,916	1,912	1,645
2430873, 7.55%, 06/09/2021	10,361	10,355	6,252
2430877, 5.95%, 06/09/2021	1,851	1,823	1,782
2430965, 6.61%, 06/09/2021(b)	8,961	8,873	6,405
2430992, 8.34%, 06/09/2021	5,652	5,621	5,463
2431046, 5.66%, 06/09/2021	2,586	2,535	2,500
2431124, 5.66%, 06/09/2021	5,398	5,342	4,166
2431157, 4.72%, 06/09/2021(b)	8,434	8,378	7,012
2431222, 4.97%, 06/09/2021(b)	2,562	2,541	2,188
2431244, 6.6%, 06/09/2021	8,028	7,900	7,625
2431341, 6.84%, 06/09/2021	4,124	4,014	3,997
2431416, 4.96%, 06/09/2021	3,087	3,056	2,646
2431437, 6.6%, 06/09/2021(b)	1,795	1,776	1,296
2431450, 5.66%, 06/09/2021	2,471	2,443	2,315
2431468, 4.99%, 06/09/2021	392	391	346
2431531, 4.96%, 06/09/2021(b)	2,265	2,245	1,938
2431545, 4.96%, 06/09/2021	6,626	6,510	6,422
2431571, 5.95%, 06/09/2021(b)	2,883	2,859	2,417
2431598, 6.6%, 06/09/2021	3,160	3,117	2,872
2431620, 5.96%, 06/09/2021	6,399	6,322	5,474
2431625, 6.6%, 06/09/2021	2,257	2,225	2,055
2431645, 6.83%, 06/09/2021(b)	3,948	3,919	2,539
2431676, 6.85%, 06/09/2021(b)	4,275	4,254	2,548
2431691, 7.55%, 06/09/2021	357	357	344
2431698, 4.95%, 06/09/2021	16,489	16,319	14,116
2431802, 6.83%, 06/09/2021(b)	1,880	1,879	1,534
2431822, 5.66%, 06/09/2021	699	677	679
2431829, 4.96%, 06/09/2021	3,178	3,148	2,715
2431912, 7.85%, 06/09/2021	2,956	2,939	1,791
2431975, 4.95%, 06/09/2021(b)	863	862	675
2431983, 7.08%, 06/09/2021	649	637	631
2431996, 7.62%, 06/09/2021	8,930	8,752	8,535
2432000, 7.08%, 06/09/2021	5,711	5,696	2,870
2432031, 6.84%, 06/09/2021(b)	6,010	5,954	3,991
2432049, 5.66%, 06/09/2021	3,406	3,365	3,194
2432080, 6.85%, 06/09/2021	3,835	3,804	2,540
2432110, 7.36%, 06/09/2021(b)	914	913	379
2432126, 4.96%, 06/09/2021	2,521	2,490	2,423
2432145, 4.95%, 06/09/2021	1,048	1,038	893
2432151, 6.84%, 06/09/2021	4,625	4,603	4,173

2432193, 5.66%, 06/09/2021	219	215	211
2432201, 4.96%, 06/09/2021	11,108	11,014	9,498
2432305, 6.84%, 06/09/2021	247	246	219
2432323, 6.84%, 06/09/2021(b)	5,061	5,026	3,293
2432340, 6.6%, 06/09/2021	1,176	1,155	1,130
2432378, 7.55%, 06/09/2021	1,365	1,362	1,322
2432398, 5.66%, 06/09/2021	8,005	7,939	6,089
2432460, 6.84%, 06/09/2021	7,316	7,247	6,852
2432495, 7.86%, 06/09/2021	4,826	4,768	4,579
2432515, 5.66%, 06/09/2021	1,405	1,389	1,314
2432556, 6.6%, 06/09/2021	1,916	1,878	1,846
2432573, 6.6%, 06/09/2021(b)	16,226	16,085	11,411
2432725, 6.84%, 06/09/2021	2,455	2,454	803
2432768, 6.6%, 06/09/2021	25,511	25,168	23,209
2432790, 7.86%, 06/09/2021	18,177	17,968	15,403
2432921, 4.95%, 06/09/2021	43,272	42,823	37,040
2433375, 6.84%, 06/09/2021	16,089	15,985	9,917
2433507, 6.85%, 06/09/2021	497	496	486
2433535, 6.86%, 06/09/2021	777	766	748
2433582, 7.86%, 06/09/2021	265	252	259
2433625, 7.62%, 06/09/2021(b)	2,544	2,513	1,836
2433647, 6.6%, 06/09/2021(b)	2,968	2,943	2,047
2433653, 5.66%, 06/09/2021(b)	2,665	2,645	1,967
2433694, 7.86%, 06/10/2021	16,084	15,852	14,735
2434210, 8.57%, 06/10/2021(b)	977	976	333
2434250, 7.88%, 06/10/2021(b)	788	787	412
2434259, 5.96%, 06/10/2021	1,078	1,065	923
2434284, 7.86%, 06/10/2021	19,335	19,107	18,131
2435886, 6.67%, 06/10/2021	852	835	823
2435983, 5.95%, 06/10/2021	1,929	1,902	1,854
2436037, 6.67%, 06/10/2021	10,535	10,439	8,117
2436268, 7.86%, 06/10/2021	3,100	3,053	2,983
2436475, 7.86%, 06/10/2021	6,077	6,012	4,055
2436601, 6.67%, 06/10/2021	670	654	648
2436650, 6.67%, 06/10/2021	4,483	4,424	4,196
2436718, 6.9%, 06/10/2021	1,133	1,132	783
2436780, 6.67%, 06/10/2021	3,137	3,094	2,938
2436969, 5.95%, 06/10/2021	2,997	2,967	2,557
2437020, 7.62%, 06/10/2021	7,895	7,740	7,557
2437276, 7.86%, 06/10/2021	9,258	9,192	8,104
2437495, 8.57%, 06/10/2021	291	290	275
2437514, 7.87%, 06/10/2021(b)	3,209	3,198	1,643
2437677, 7.62%, 06/10/2021	10,534	10,406	7,615
2438089, 8.57%, 06/10/2021	418	417	403
2438122, 6.67%, 06/10/2021	628	621	485
2438143, 7.88%, 06/10/2021	1,340	1,339	850
2438180, 7.87%, 06/10/2021(b)	2,276	2,265	1,297
2438260, 5.99%, 06/10/2021	200	196	194
2438281, 6.9%, 06/10/2021(b)	1,087	1,086	302
2438310, 5.96%, 06/10/2021	2,611	2,579	2,238
2438436, 8.37%, 06/10/2021	442	441	382
2438508, 9.21%, 06/11/2021	865	858	734
2438555, 6.84%, 06/11/2021	1,889	1,840	1,835
2438570, 5.96%, 06/11/2021	2,581	2,545	2,476
2438609, 7.31%, 06/11/2021	797	791	718
2438622, 6.6%, 06/11/2021	1,325	1,283	1,281
2438659, 7.62%, 06/11/2021	198	144	187
2438716, 7.1%, 06/11/2021(b)	2,276	2,270	1,079
2438744, 5.91%, 06/11/2021	593	592	427
2438760, 6.6%, 06/11/2021(b)	12,573	12,425	9,133
2438857, 6.87%, 06/11/2021(b)	798	789	516
2438874, 4.97%, 06/11/2021(b)	894	893	396
2438881, 6.84%, 06/11/2021	3,961	3,922	3,722
2438923, 4.95%, 06/11/2021	2,679	2,651	2,303
2438953, 6.84%, 06/11/2021	10,905	10,731	10,374
2439113, 4.95%, 06/11/2021(b)	6,262	6,208	5,322
2439174, 6.67%, 06/11/2021	35,566	35,151	27,328
2439196, 5.9%, 06/11/2021	179	179	172
2439214, 6.84%, 06/11/2021	3,202	3,117	3,116
2439381, 6.6%, 06/11/2021	2,031	1,999	1,855
2439601, 4.95%, 06/11/2021	3,801	3,765	3,256
2439650, 5.66%, 06/11/2021(b)	4,732	4,694	3,594
2439733, 4.95%, 06/11/2021	13,607	13,457	11,701
2439951, 6.84%, 06/11/2021(b)	2,779	2,755	2,518
2439993, 6.84%, 06/11/2021	3,089	3,059	2,782
2440035, 5.66%, 06/11/2021	2,590	2,553	2,476
2440113, 6.84%, 06/11/2021	3,820	3,734	3,707
2440233, 6.6%, 06/11/2021	2,574	2,533	2,353
2440292, 4.94%, 06/11/2021	1,537	1,523	1,323
2440307, 5.93%, 06/11/2021	257	256	227
2440321, 5.66%, 06/11/2021	9,939	9,823	9,294
2440325, 5.95%, 06/11/2021	15,476	15,239	13,319

2440441, 6.6%, 06/11/2021	8,035	7,921	7,318
2440511, 6.87%, 06/11/2021	604	590	585
2440524, 4.96%, 06/11/2021	4,304	4,257	3,706
2440595, 6.85%, 06/11/2021	3,213	3,186	2,907
2440634, 6.6%, 06/11/2021	12,807	12,621	9,299
2440727, 7.62%, 06/11/2021	72	64	70
2440738, 8.57%, 06/11/2021	1,508	1,506	919
2440752, 7.62%, 06/11/2021	516	510	373
2440758, 7.62%, 06/11/2021	4,331	4,240	4,139
2440763, 6.85%, 06/11/2021	1,262	1,228	1,219
2440821, 6.84%, 06/11/2021	1,331	1,317	890
2440830, 5.66%, 06/11/2021	3,180	3,139	2,989
2440877, 4.95%, 06/11/2021(b)	64,241	63,724	54,771
2440905, 5.95%, 06/11/2021	5,424	5,350	4,667
2441073, 6.92%, 06/11/2021	179	178	174
2441085, 7.86%, 06/11/2021	2,004	1,963	1,944
2441166, 7.62%, 06/11/2021	3,499	3,439	3,200
2441237, 7.86%, 06/11/2021	3,823	3,768	3,503
2441393, 7.86%, 06/11/2021	9,429	9,332	6,297
2441499, 6.6%, 06/11/2021	18,802	18,556	13,678
2441623, 8.1%, 06/11/2021	73	68	71
2441650, 7.87%, 06/11/2021	348	329	337
2441689, 7.86%, 06/11/2021(b)	14,117	14,020	7,924
2441717, 6.6%, 06/11/2021	1,605	1,586	1,162
2441745, 6.86%, 06/11/2021	911	888	881
2441757, 6.84%, 06/11/2021	3,256	3,230	2,843
2441786, 6.6%, 06/11/2021	1,134	1,058	1,107
2441835, 8.57%, 06/11/2021(b)	1,944	1,943	677
2441856, 8.33%, 06/11/2021	1,385	1,382	1,195
2441862, 6.84%, 06/11/2021(b)	18,315	18,322	6,244
2441939, 6.89%, 06/11/2021(b)	355	355	275
2441942, 6.84%, 06/11/2021	8,777	8,601	8,470
2441950, 10.22%, 06/11/2021(b)	773	771	160
2441960, 7.86%, 06/11/2021	1,621	1,589	1,570
2442018, 10.95%, 06/11/2021(b)	9,038	8,957	5,060
2442084, 4.95%, 06/11/2021	5,164	5,113	4,435
2442116, 6.84%, 06/11/2021	1,575	1,513	1,530
2442125, 6.67%, 06/11/2021	429	423	402
2442156, 8.57%, 06/11/2021	938	937	825
2443470, 7.62%, 06/12/2021(b)	14,313	14,141	10,286
2443506, 5.66%, 06/12/2021	1,732	1,712	1,624
2443515, 7.31%, 06/12/2021	19,379	19,344	13,189
2443615, 6.85%, 06/12/2021(b)	1,534	1,523	1,391
2443617, 6.84%, 06/12/2021	13,557	13,388	12,885
2443695, 8.34%, 06/12/2021	593	572	581
2443700, 7.32%, 06/12/2021	2,305	2,295	1,547
2443717, 6.84%, 06/12/2021	7,069	6,966	6,712
2443752, 7.55%, 06/12/2021	7,046	7,040	5,283
2443771, 7.32%, 06/12/2021	1,084	1,079	978
2443774, 7.32%, 06/12/2021	1,231	1,229	1,068
2443779, 7.08%, 06/12/2021	6,083	6,049	3,108
2443791, 4.96%, 06/12/2021	3,131	3,096	2,700
2443812, 4.95%, 06/12/2021	1,073	1,063	923
2443815, 6.6%, 06/12/2021	7,261	7,122	6,947
2443876, 5.89%, 06/12/2021	1,064	1,063	829
2443888, 7.36%, 06/12/2021(b)	832	830	357
2443893, 5.66%, 06/12/2021	6,187	6,080	5,963
2443961, 6.83%, 06/12/2021	1,038	1,029	863
2443982, 4.96%, 06/12/2021(b)	3,420	3,391	2,923
2444006, 5.66%, 06/12/2021	2,511	2,378	2,456
2444075, 5.97%, 06/12/2021	1,977	1,955	1,693
2444108, 5.96%, 06/12/2021	4,662	4,589	4,480
2444146, 6.6%, 06/12/2021	4,424	4,350	4,200
2444206, 4.95%, 06/12/2021	9,934	9,842	8,535
2444311, 4.95%, 06/12/2021	3,995	3,958	3,435
2444316, 8.08%, 06/12/2021	527	522	510
2444335, 6.79%, 06/12/2021	17	15	16
2444634, 5.96%, 06/12/2021(b)	4,343	4,298	3,704
2444647, 5.9%, 06/12/2021	2,824	2,749	2,749
2444785, 4.96%, 06/12/2021	2,466	2,431	2,375
2444788, 6.67%, 06/12/2021	1,185	1,171	918
2444839, 6.6%, 06/12/2021	9,264	9,132	8,446
2444956, 6.67%, 06/12/2021	13,048	12,841	12,268
2444975, 6.85%, 06/12/2021	2,194	2,162	2,079
2445023, 7.08%, 06/12/2021	273	272	258
2445032, 4.91%, 06/12/2021	130	129	124
2445034, 7.08%, 06/12/2021	600	596	572
2445042, 4.95%, 06/12/2021	5,386	5,334	4,636
2445091, 6.6%, 06/12/2021	6,115	6,023	5,585
2445189, 7.08%, 06/12/2021(b)	895	891	745
2445257, 7.32%, 06/12/2021	1,926	1,920	1,671
2445270, 7.08%, 06/12/2021	1,436	1,430	1,220

2445276, 6.6%, 06/12/2021	4,567	4,515	3,312
2445294, 6.84%, 06/12/2021	128	126	121
2445314, 6.79%, 06/12/2021	447	447	287
2445390, 4.96%, 06/12/2021	376	375	333
2445400, 4.97%, 06/12/2021	1,067	1,059	913
2445404, 6.84%, 06/12/2021	569	569	540
2445412, 6.83%, 06/12/2021(b)	3,674	3,640	2,458
2445435, 7.09%, 06/12/2021(b)	2,942	2,935	1,508
2445447, 6.85%, 06/12/2021	1,058	1,019	1,032
2445520, 5.97%, 06/12/2021	727	726	627
2445526, 6.6%, 06/12/2021	2,903	2,844	2,792
2445566, 5.66%, 06/12/2021	3,730	3,558	3,632
2445570, 7.85%, 06/12/2021(b)	3,170	3,152	1,829
2445645, 7.86%, 06/12/2021	2,133	2,011	2,074
2445676, 7.55%, 06/12/2021	112	108	108
2445720, 5.9%, 06/12/2021	4,561	4,550	4,441
2445916, 4.95%, 06/12/2021	12,942	12,767	12,475
2445982, 5.95%, 06/12/2021	23,246	22,562	22,581
2446028, 6.83%, 06/12/2021(b)	861	861	282
2446034, 6.83%, 06/12/2021	1,221	1,213	1,104
2446082, 6.81%, 06/12/2021(b)	752	747	472
2446089, 7.08%, 06/12/2021(b)	726	723	617
2446107, 4.95%, 06/12/2021	1,368	1,353	1,180
2446118, 6.84%, 06/12/2021(b)	81,065	80,524	40,442
2446478, 7.55%, 06/12/2021(b)	6,924	6,942	4,169
2446530, 6.61%, 06/12/2021(b)	3,911	3,838	3,747
2446568, 6.85%, 06/12/2021(b)	1,229	1,214	1,157
2446594, 4.95%, 06/12/2021	5,488	5,367	5,331
2446666, 6.84%, 06/12/2021	11,116	10,830	10,781
2446883, 6.81%, 06/12/2021(b)	555	554	358
2446895, 6.86%, 06/12/2021	654	653	626
2446917, 5.66%, 06/12/2021(b)	4,785	4,747	3,496
2446942, 5.66%, 06/12/2021(b)	8,528	8,407	8,149
2447028, 6.85%, 06/12/2021(b)	4,795	4,793	1,655
2447051, 6.84%, 06/12/2021(b)	2,410	2,409	849
2447067, 5.91%, 06/12/2021	2,346	2,344	1,197
2447080, 5.66%, 06/12/2021	6,070	5,964	5,833
2447110, 7.08%, 06/12/2021	922	917	825
2447113, 6.84%, 06/12/2021	2,525	2,484	2,444
2447137, 6.84%, 06/12/2021	3,782	3,703	3,645
2447220, 6.83%, 06/12/2021	1,742	1,729	1,096
2447229, 6.84%, 06/12/2021	1,775	1,733	1,724
2447292, 7.62%, 06/12/2021	889	844	865
2447401, 7.85%, 06/13/2021	2,135	2,102	1,823
2447415, 7.31%, 06/13/2021	524	523	357
2447528, 6.67%, 06/13/2021(b)	2,405	2,377	1,864
2447651, 5.97%, 06/13/2021	176	176	168
2447664, 6.84%, 06/13/2021	3,484	3,458	2,206
2447672, 7.63%, 06/13/2021(b)	5,968	5,887	4,208
2447726, 4.95%, 06/13/2021	15,135	14,941	14,546
2447777, 7.87%, 06/13/2021(b)	4,552	4,527	2,632
2447957, 8.11%, 06/13/2021	903	899	649
2447987, 5.95%, 06/13/2021	6,770	6,674	5,832
2448129, 6.6%, 06/13/2021	20,565	20,226	18,798
2448199, 7.9%, 06/13/2021	192	191	184
2448231, 7.62%, 06/13/2021(b)	2,818	2,782	2,053
2448312, 8.37%, 06/13/2021	524	522	419
2448337, 7.62%, 06/13/2021	1,243	1,219	1,180
2448374, 6.67%, 06/13/2021	3,262	3,221	2,538
2448546, 8.57%, 06/13/2021(b)	736	735	454
2448636, 7.62%, 06/13/2021	1,743	1,710	1,652
2448742, 8.57%, 06/13/2021	627	625	595
2448771, 7.62%, 06/13/2021	1,899	1,868	1,731
2448809, 6.84%, 06/13/2021	1,322	1,314	1,049
2448829, 5.95%, 06/13/2021	3,731	3,681	3,220
2448857, 4.95%, 06/13/2021	4,882	4,817	4,696
2448926, 8.1%, 06/13/2021	2,470	2,455	2,208
2448954, 4.96%, 06/13/2021	2,081	2,061	1,795
2448979, 7.62%, 06/13/2021	5,793	5,550	5,616
2448984, 7.31%, 06/13/2021	3,099	3,084	2,855
2449068, 4.95%, 06/13/2021	10,759	10,665	9,270
2449262, 4.97%, 06/13/2021	2,357	2,332	2,035
2449264, 8.33%, 06/13/2021(b)	7,725	7,707	5,274
2449296, 5.66%, 06/13/2021	2,372	2,337	2,268
2449329, 6.84%, 06/13/2021(b)	10,161	10,108	5,696
2449413, 8.57%, 06/13/2021	373	371	364
2449457, 6.86%, 06/13/2021	2,517	2,505	1,455
2449469, 7.62%, 06/13/2021	1,722	1,671	1,666
2449486, 6.84%, 06/13/2021	9,995	9,853	9,176
2449514, 6.67%, 06/13/2021(b)	4,503	4,457	3,414
2449558, 8.57%, 06/13/2021	643	642	387
2449573, 7.62%, 06/13/2021	4,503	4,428	4,101

2449619, 7.3%, 06/13/2021(b)	1,779	1,776	752
2449635, 6.89%, 06/13/2021	629	624	523
2449645, 4.95%, 06/13/2021	3,219	3,152	3,126
2449647, 7.62%, 06/13/2021	30,810	30,038	29,660
2449721, 6.86%, 06/13/2021(b)	1,294	1,288	750
2449748, 7.34%, 06/13/2021	188	186	183
2449754, 6.84%, 06/13/2021	18,166	17,981	16,419
2449975, 7.3%, 06/13/2021	1,039	1,037	709
2449983, 7.31%, 06/13/2021(b)	9,118	9,108	3,891
2450072, 6.6%, 06/13/2021	1,077	1,056	1,035
2450184, 5.66%, 06/13/2021	8,468	8,406	6,401
2450345, 6.85%, 06/13/2021	1,587	1,561	1,510
2450383, 6.84%, 06/13/2021	12,241	12,102	10,460
2450412, 7.88%, 06/13/2021	520	507	502
2450442, 7.62%, 06/13/2021	12,231	12,061	8,937
2450484, 7.55%, 06/13/2021(b)	1,048	1,047	366
2450487, 7.08%, 06/13/2021	4,334	4,308	3,983
2450526, 7.62%, 06/14/2021	21,338	20,780	20,480
2450545, 6.84%, 06/14/2021	9,741	9,604	9,278
2450686, 6.81%, 06/14/2021(b)	721	720	235
2450752, 6.82%, 06/14/2021(b)	809	802	674
2450766, 5.9%, 06/14/2021	589	588	565
2450799, 6.86%, 06/14/2021	339	333	330
2450810, 7.31%, 06/14/2021	3,942	3,930	3,167
2450865, 4.96%, 06/14/2021(b)	1,930	1,912	1,656
2450948, 6.6%, 06/14/2021(b)	5,071	5,018	3,643
2451071, 4.96%, 06/14/2021	2,413	2,376	2,324
2451111, 6.84%, 06/14/2021	1,446	1,445	1,091
2451141, 7.55%, 06/14/2021(b)	2,185	2,182	1,653
2451171, 7.06%, 06/14/2021	784	778	723
2451189, 6.86%, 06/14/2021(b)	1,985	1,972	1,578
2451222, 7.55%, 06/14/2021	645	631	629
2451315, 6.6%, 06/14/2021(b)	3,199	3,169	2,228
2451351, 4.95%, 06/14/2021	3,063	3,027	2,642
2451391, 6.61%, 06/14/2021(b)	5,699	5,649	4,179
2451469, 4.95%, 06/15/2021(b)	4,981	4,942	4,193
2451528, 6.67%, 06/15/2021	11,090	10,865	10,654
2451549, 6.84%, 06/15/2021(b)	6,422	6,358	4,320
2451592, 5.66%, 06/15/2021	1,150	1,136	900
2451605, 5.66%, 06/15/2021	713	698	690
2451629, 6.6%, 06/15/2021	2,315	2,280	2,122
2451684, 4.97%, 06/15/2021	1,887	1,864	1,633
2451714, 5.66%, 06/15/2021	1,956	1,915	1,890
2451747, 5.94%, 06/15/2021	166	166	159
2451812, 4.95%, 06/15/2021	3,769	3,721	3,256
2451915, 5.9%, 06/15/2021	944	944	788
2451948, 6.85%, 06/15/2021	1,104	1,092	1,000
2451983, 6.82%, 06/15/2021	767	766	498
2451998, 4.95%, 06/15/2021	250	249	240
2452046, 4.95%, 06/15/2021	10,577	10,457	10,140
2452076, 5.95%, 06/15/2021	4,942	4,858	4,756
2452315, 4.95%, 06/16/2021(b)	1,519	1,507	1,283
2452360, 6.84%, 06/16/2021(b)	1,982	1,962	1,663
2452398, 6.6%, 06/16/2021	2,035	1,973	1,966
2452513, 6.86%, 06/16/2021	443	440	433
2452667, 5.66%, 06/16/2021	744	721	722
2453113, 4.95%, 06/16/2021	2,184	2,156	1,889
2453982, 7.86%, 06/16/2021	1,851	1,822	1,794
2454459, 6.6%, 06/16/2021	1,824	1,764	1,772
2454620, 5.95%, 06/16/2021	4,298	4,231	4,130
2454665, 5.66%, 06/16/2021	925	911	884
2454685, 4.95%, 06/16/2021	17,464	17,286	15,113
2454884, 7.62%, 06/16/2021	3,945	3,887	2,917
2455024, 7.86%, 06/16/2021	578	564	562
2455047, 5.93%, 06/16/2021(b)	292	292	229
2455060, 5.66%, 06/16/2021(b)	1,983	1,957	1,555
2455116, 6.61%, 06/16/2021	4,661	4,606	3,434
2455125, 7.86%, 06/16/2021(b)	8,253	8,204	4,836
2455168, 6.84%, 06/16/2021	10,870	10,731	9,386
2455336, 6.83%, 06/16/2021	764	754	721
2455365, 7.88%, 06/16/2021	689	688	455
2455368, 6.84%, 06/16/2021	4,068	3,990	3,904
2455383, 8.57%, 06/16/2021	525	525	434
2455416, 5.96%, 06/16/2021	6,025	5,957	5,181
2455534, 6.86%, 06/16/2021	234	225	228
2455594, 5.66%, 06/16/2021(b)	1,165	1,153	905
2455652, 6.84%, 06/16/2021	10,162	10,002	9,802
2455833, 8.57%, 06/16/2021	839	838	518
2455854, 8.57%, 06/16/2021	1,826	1,825	1,402
2455898, 7.62%, 06/16/2021	3,447	3,271	3,339
2455980, 4.96%, 06/16/2021	3,005	2,975	2,602
2456049, 6.84%, 06/16/2021(b)	6,697	6,644	4,288

2456136, 6.84%, 06/16/2021	5,670	5,567	5,453
2456169, 6.91%, 06/16/2021(b)	7,370	7,366	2,181
2456291, 4.93%, 06/16/2021(b)	1,335	1,367	355
2456328, 6.6%, 06/16/2021(b)	9,941	9,849	6,754
2456397, 6.9%, 06/16/2021(b)	771	770	485
2456432, 7.85%, 06/16/2021	3,558	3,525	2,283
2456473, 5%, 06/16/2021	717	710	616
2456612, 7.62%, 06/16/2021(b)	15,381	15,144	11,375
2456626, 6.86%, 06/16/2021(b)	2,403	2,387	1,540
2456687, 4.96%, 06/16/2021	2,388	2,361	2,071
2456730, 6.86%, 06/16/2021(b)	2,130	2,129	764
2456776, 5.66%, 06/16/2021	26,956	26,608	25,319
2457169, 7.85%, 06/16/2021	1,485	1,470	1,350
2457251, 6.6%, 06/16/2021	3,376	3,337	2,490
2457264, 5.95%, 06/16/2021(b)	8,048	7,965	6,882
2457331, 7.07%, 06/16/2021(b)	5,649	5,630	2,970
2457443, 6.84%, 06/16/2021(b)	9,547	9,458	6,448
2457629, 7.89%, 06/16/2021	703	690	648
2457681, 6.86%, 06/16/2021(b)	1,856	1,850	1,557
2457702, 8.57%, 06/17/2021(b)	1,630	1,624	1,264
2457763, 7.85%, 06/17/2021	1,402	1,384	1,336
2457830, 8.33%, 06/17/2021	397	390	387
2457855, 6.67%, 06/17/2021(b)	32,113	31,719	25,052
2458177, 6.67%, 06/17/2021(b)	1,980	1,955	1,554
2458193, 7.86%, 06/17/2021(b)	5,616	5,556	3,798
2458260, 5.95%, 06/17/2021(b)	1,758	1,757	792
2458294, 7.9%, 06/17/2021	663	655	569
2458313, 7.87%, 06/17/2021	490	488	469
2458357, 8.1%, 06/17/2021	5,138	5,104	4,378
2458432, 8.1%, 06/17/2021(b)	551	548	406
2458476, 6.67%, 06/17/2021	12,528	12,339	9,836
2458661, 6.67%, 06/17/2021(b)	772	763	601
2458665, 6.67%, 06/17/2021	484	470	469
2458685, 5.97%, 06/17/2021(b)	2,098	2,077	1,810
2458705, 7.86%, 06/17/2021	6,201	6,151	4,965
2458783, 7.86%, 06/17/2021	4,037	3,976	3,707
2458951, 5.96%, 06/17/2021	3,815	3,755	3,664
2459086, 7.85%, 06/17/2021	6,208	6,135	4,240
2459271, 7.86%, 06/17/2021	11,202	11,015	10,328
2459482, 7.85%, 06/17/2021(b)	7,635	7,583	4,501
2459528, 5.94%, 06/17/2021(b)	1,781	1,780	436
2459568, 5.97%, 06/17/2021	1,840	1,817	1,595
2459697, 7.86%, 06/17/2021	2,838	2,722	2,764
2459850, 7.85%, 06/17/2021	3,926	3,900	3,471
2459882, 7.85%, 06/17/2021(b)	2,082	2,070	1,229
2459997, 7.83%, 06/17/2021	287	282	279
2460008, 7.86%, 06/17/2021	1,874	1,816	1,814
2460176, 7.62%, 06/18/2021	3,539	3,473	3,252
2460448, 5.66%, 06/18/2021	3,206	3,156	3,024
2460497, 6.87%, 06/18/2021(b)	1,180	1,172	698
2460507, 5.95%, 06/18/2021	2,015	1,886	1,968
2460515, 5.66%, 06/18/2021	1,986	1,950	1,897
2460533, 6.83%, 06/18/2021	819	795	793
2460570, 4.96%, 06/18/2021	2,633	2,596	2,523
2460778, 6.86%, 06/18/2021	80	75	78
2460803, 6.83%, 06/18/2021	173	162	169
2460813, 4.95%, 06/18/2021(b)	10,846	10,739	9,317
2460951, 5.66%, 06/18/2021	3,123	3,074	2,939
2461008, 8.57%, 06/18/2021(b)	2,011	2,008	1,268
2461010, 7.31%, 06/18/2021	5,925	5,903	4,838
2461060, 7.62%, 06/18/2021	1,486	1,448	1,426
2461097, 7.09%, 06/18/2021	1,511	1,503	1,302
2461119, 7.3%, 06/18/2021	2,839	2,834	1,256
2461127, 6.67%, 06/18/2021(b)	2,433	2,401	1,901
2461156, 4.96%, 06/18/2021	3,195	3,161	2,765
2461206, 6.84%, 06/18/2021	2,380	2,320	2,314
2461236, 7.86%, 06/18/2021	62	54	61
2461277, 6.84%, 06/18/2021(b)	6,844	6,818	3,623
2461329, 7.55%, 06/18/2021	288	286	279
2461339, 6.91%, 06/18/2021	1,910	1,906	1,821
2461348, 6.84%, 06/18/2021	1,582	1,563	1,493
2461393, 7.08%, 06/18/2021	6,195	6,167	4,586
2461471, 7.55%, 06/18/2021(b)	7,452	7,446	2,729
2461484, 8.57%, 06/18/2021(b)	9,185	9,168	5,744
2461672, 7.55%, 06/18/2021	822	822	515
2461692, 6.86%, 06/18/2021(b)	1,743	1,722	1,185
2461718, 7.35%, 06/18/2021	241	240	233
2461759, 6.84%, 06/18/2021	4,093	4,054	3,441
2461781, 7.86%, 06/18/2021	5,792	5,698	5,239
2461816, 4.95%, 06/18/2021	958	958	677
2461834, 7.31%, 06/18/2021	7,095	7,032	6,558
2461972, 8.57%, 06/18/2021(b)	7,398	7,389	2,708

2461985, 4.95%, 06/18/2021	2,741	2,711	2,373
2462038, 7.55%, 06/18/2021	17,235	17,236	13,285
2462147, 6.67%, 06/18/2021	19,054	18,788	14,978
2462343, 6.84%, 06/18/2021	4,520	4,452	3,915
2462419, 6.84%, 06/18/2021	5,164	5,063	4,953
2462593, 4.96%, 06/18/2021(b)	8,904	8,824	7,596
2462731, 4.97%, 06/18/2021	886	874	771
2462747, 6.84%, 06/18/2021	2,021	1,993	1,907
2462810, 4.96%, 06/18/2021(b)	4,130	4,097	3,432
2462854, 8.1%, 06/18/2021	2,027	2,003	1,748
2462864, 6.84%, 06/18/2021	4,042	3,974	3,726
2462942, 6.89%, 06/18/2021	766	759	495
2462956, 4.95%, 06/18/2021	5,978	5,907	5,188
2463027, 5.96%, 06/18/2021	7,068	6,957	6,776
2463073, 7.08%, 06/18/2021	6,410	6,376	3,405
2463164, 4.95%, 06/18/2021	3,594	3,544	3,448
2463235, 6.6%, 06/18/2021(b)	9,066	8,966	6,185
2463317, 6.84%, 06/18/2021(b)	7,428	7,342	5,075
2463345, 5.95%, 06/18/2021	1,586	1,566	1,371
2463465, 8.1%, 06/18/2021	853	841	828
2463482, 6.84%, 06/18/2021(b)	9,091	9,028	5,723
2463621, 7.87%, 06/18/2021	2,619	2,593	1,739
2463637, 4.94%, 06/18/2021	1,629	1,610	1,414
2463689, 5.66%, 06/18/2021	3,120	3,089	2,411
2463732, 5.96%, 06/18/2021	4,132	4,044	3,983
2463939, 8.57%, 06/18/2021	1,051	1,048	815
2464008, 7.62%, 06/18/2021	7,301	7,036	7,060
2464375, 5.66%, 06/18/2021	2,422	2,377	2,330
2464453, 6.84%, 06/18/2021(b)	14,541	14,356	12,581
2464771, 7.86%, 06/18/2021(b)	5,361	5,325	3,142
2464803, 4.95%, 06/18/2021	3,298	3,253	3,164
2464882, 4.96%, 06/18/2021	5,823	5,745	5,589
2464925, 8.1%, 06/18/2021	1,398	1,382	1,356
2465021, 6.85%, 06/18/2021	1,069	1,056	967
2465041, 4.95%, 06/18/2021	3,262	3,221	2,835
2465064, 7.86%, 06/18/2021	3,329	3,262	3,167
2465173, 4.96%, 06/18/2021	2,230	2,201	1,940
2465246, 5.92%, 06/18/2021	249	248	239
2465270, 6.84%, 06/18/2021	29,256	28,965	19,994
2465452, 7.86%, 06/18/2021(b)	13,479	13,361	8,657
2465782, 6.84%, 06/18/2021	7,359	7,305	5,906
2465822, 8.33%, 06/18/2021	4,946	4,929	4,039
2465938, 4.95%, 06/18/2021	4,064	4,017	3,529
2467360, 6.67%, 06/19/2021	1,085	1,068	856
2467425, 8.14%, 06/19/2021(b)	1,107	1,103	539
2467446, 8.1%, 06/19/2021(b)	4,159	4,126	3,092
2467530, 7.86%, 06/19/2021	2,723	2,717	2,491
2467628, 7.88%, 06/19/2021(b)	1,142	1,141	770
2467662, 6.67%, 06/19/2021	2,654	2,611	2,499
2467718, 7.62%, 06/19/2021	1,090	1,073	813
2467756, 7.86%, 06/19/2021	3,434	3,407	2,038
2467808, 6.9%, 06/19/2021	148	148	142
2467830, 6.67%, 06/19/2021	4,116	4,045	3,882
2467988, 7.86%, 06/19/2021	2,954	2,953	2,316
2468093, 7.62%, 06/19/2021	2,134	2,095	1,968
2468139, 5.96%, 06/19/2021(b)	2,109	2,086	1,801
2468188, 5.95%, 06/19/2021	5,355	5,285	4,639
2468433, 7.62%, 06/19/2021	3,707	3,521	3,602
2468668, 5.96%, 06/19/2021	5,479	5,408	4,719
2468770, 6.93%, 06/19/2021	992	991	787
2468825, 7.87%, 06/19/2021(b)	2,696	2,669	1,775
2468970, 8.57%, 06/19/2021	1,685	1,681	1,312
2469043, 8.11%, 06/19/2021	1,556	1,547	1,151
2469068, 8.57%, 06/19/2021	402	400	388
2469088, 6.67%, 06/19/2021	15,830	15,619	12,295
2469370, 7.86%, 06/19/2021	514	513	495
2469425, 7.86%, 06/19/2021(b)	18,294	18,109	11,933
2469761, 5.95%, 06/19/2021	15,355	15,013	14,853
2470350, 8.31%, 06/19/2021	576	573	534
2470358, 7.62%, 06/19/2021	9,618	9,370	9,258
2470662, 7.86%, 06/20/2021	7,491	7,379	6,492
2470811, 5.66%, 06/20/2021(b)	24,220	24,000	17,897
2470832, 7.62%, 06/20/2021	4,232	4,098	4,087
2470956, 6.87%, 06/20/2021(b)	1,926	1,914	1,106
2470977, 5.66%, 06/20/2021	4,013	3,978	2,959
2471006, 7.62%, 06/20/2021	2,301	2,270	1,695
2471016, 6.6%, 06/20/2021	12,583	12,348	11,899
2471035, 6.67%, 06/20/2021(b)	39,927	39,479	31,147
2471210, 4.96%, 06/20/2021	2,121	2,071	2,060
2471263, 6.84%, 06/20/2021	6,174	6,102	5,817
2471363, 7.31%, 06/20/2021(b)	1,959	1,953	1,382
2471382, 4.95%, 06/20/2021	2,406	2,379	2,094

2471410, 4.95%, 06/20/2021	1,246	1,230	1,193
2471499, 4.97%, 06/20/2021	1,560	1,539	1,497
2471539, 6.86%, 06/20/2021	771	759	713
2471567, 6.83%, 06/20/2021	321	312	312
2471577, 6.85%, 06/20/2021(b)	1,773	1,772	653
2471589, 6.6%, 06/20/2021(b)	7,870	7,746	5,898
2471672, 4.95%, 06/20/2021	3,903	3,866	3,366
2471708, 7.32%, 06/20/2021	1,456	1,452	1,028
2471719, 5.66%, 06/20/2021(b)	1,217	1,204	946
2471732, 4.95%, 06/20/2021	20,845	20,639	17,955
2471897, 8.13%, 06/20/2021	1,141	1,135	610
2471920, 7.88%, 06/20/2021(b)	1,419	1,405	925
2471940, 5.66%, 06/20/2021	2,879	2,835	2,720
2471943, 6.67%, 06/20/2021	18,279	17,947	17,272
2471981, 6.84%, 06/20/2021	681	668	659
2471991, 6.6%, 06/20/2021	7,899	7,796	5,897
2472075, 6.85%, 06/20/2021	2,506	2,476	1,718
2472114, 5.66%, 06/20/2021	5,107	4,910	4,973
2472366, 6.84%, 06/20/2021	7,976	7,912	5,202
2472487, 4.96%, 06/20/2021(b)	3,608	3,607	1,724
2472533, 6.83%, 06/20/2021	1,010	1,010	677
2472551, 6.84%, 06/20/2021	22,330	22,113	19,820
2472594, 7.86%, 06/20/2021	1,385	1,328	1,342
2472721, 7.86%, 06/20/2021	3,688	3,642	3,113
2472799, 5.95%, 06/20/2021	45,552	44,846	43,690
2472827, 6.6%, 06/20/2021(b)	944	936	652
2472864, 6.81%, 06/20/2021	560	560	378
2472869, 7.31%, 06/20/2021	4,859	4,839	4,281
2472911, 7.32%, 06/20/2021(b)	1,436	1,432	648
2472928, 4.93%, 06/20/2021(b)	233	233	190
2472933, 5.66%, 06/20/2021(b)	20,237	20,034	15,616
2473150, 6.6%, 06/20/2021	360	335	351
2473168, 7.08%, 06/20/2021	1,396	1,379	1,351
2473193, 7.08%, 06/20/2021	771	767	575
2473216, 5.91%, 06/20/2021(b)	927	926	783
2473245, 4.95%, 06/20/2021	2,484	2,451	2,381
2473261, 6.86%, 06/20/2021(b)	825	821	467
2473266, 7.08%, 06/20/2021	1,734	1,705	1,686
2473303, 6.85%, 06/20/2021	2,506	2,476	1,729
2473355, 6.6%, 06/20/2021	9,230	9,090	6,919
2473393, 7.34%, 06/20/2021	513	511	421
2473403, 6.6%, 06/20/2021	1,302	1,284	971
2473411, 6.6%, 06/20/2021	6,903	6,724	6,665
2473500, 5.66%, 06/20/2021	4,334	4,282	3,424
2473579, 5.66%, 06/20/2021	2,999	2,952	2,835
2473590, 5.66%, 06/20/2021	2,031	2,011	1,579
2473592, 4.97%, 06/20/2021	316	315	304
2473605, 7.09%, 06/20/2021	1,196	1,190	892
2473625, 5.66%, 06/20/2021	6,011	5,921	5,665
2473716, 6.84%, 06/20/2021	1,807	1,753	1,762
2473836, 7.31%, 06/20/2021	10,986	10,958	4,943
2473883, 7.35%, 06/20/2021(b)	796	793	654
2473952, 6.84%, 06/20/2021	4,429	4,350	4,244
2473966, 6.67%, 06/20/2021(b)	2,768	2,734	2,153
2474021, 6.67%, 06/20/2021	1,678	1,644	1,600
2474038, 6.85%, 06/20/2021	2,677	2,643	1,848
2474056, 6.88%, 06/20/2021	239	239	230
2474061, 5.9%, 06/20/2021	7,397	7,354	7,086
2474070, 5.97%, 06/20/2021	1,053	1,023	1,021
2474157, 7.85%, 06/20/2021(b)	6,795	6,792	2,504
2474861, 8.35%, 06/21/2021	752	745	726
2474881, 6.6%, 06/21/2021	433	402	420
2474912, 6.85%, 06/21/2021	3,727	3,696	2,416
2474930, 7.08%, 06/21/2021	823	808	800
2474937, 7.85%, 06/21/2021	824	806	801
2474951, 5.66%, 06/21/2021	5,018	4,949	3,966
2474990, 5.95%, 06/21/2021(b)	4,919	4,865	4,181
2474995, 6.84%, 06/21/2021	4,058	3,980	3,925
2475033, 4.97%, 06/21/2021(b)	1,062	1,062	292
2475040, 5.94%, 06/21/2021(b)	472	472	375
2475042, 6.84%, 06/21/2021	1,607	1,499	1,566
2475061, 7.9%, 06/21/2021	565	554	491
2475078, 5.96%, 06/21/2021	1,963	1,935	1,710
2475084, 5.66%, 06/21/2021	1,078	1,053	1,043
2475098, 4.95%, 06/21/2021	758	749	660
2475103, 5.66%, 06/21/2021	4,482	4,362	4,342
2475130, 6.67%, 06/21/2021	10,767	10,595	8,531
2475155, 7.08%, 06/21/2021	2,267	2,232	2,199
2475189, 5%, 06/21/2021	675	668	586
2475196, 7.11%, 06/21/2021	799	793	692
2475204, 4.95%, 06/21/2021	5,486	5,408	5,268
2475238, 6.84%, 06/21/2021	2,570	2,530	2,437

2475251, 6.6%, 06/21/2021	1,916	1,890	1,432
2475265, 4.96%, 06/21/2021	5,227	5,171	4,540
2475292, 4.96%, 06/21/2021	10,187	10,061	8,892
2475375, 5.66%, 06/21/2021	2,254	2,221	2,129
2475401, 5.95%, 06/21/2021(b)	140	140	135
2475404, 4.97%, 06/21/2021	914	912	826
2475418, 4.97%, 06/21/2021	1,807	1,784	1,575
2475431, 4.99%, 06/21/2021(b)	598	598	152
2475439, 4.95%, 06/21/2021(b)	4,963	4,917	4,253
2475461, 5.66%, 06/21/2021	2,248	2,221	1,771
2475463, 7.62%, 06/21/2021	1,365	1,342	1,026
2475472, 6.6%, 06/21/2021(b)	2,988	2,961	1,891
2475492, 6.84%, 06/21/2021(b)	8,701	8,650	5,049
2475514, 5.97%, 06/21/2021	1,327	1,307	1,158
2475531, 6.6%, 06/21/2021	11,977	11,663	11,556
2475691, 7.1%, 06/21/2021	1,334	1,325	1,156
2475723, 6.67%, 06/21/2021	5,150	5,166	4,073
2475743, 5.66%, 06/21/2021	1,101	1,073	1,067
2475766, 6.86%, 06/21/2021(b)	2,193	2,182	1,174
2475785, 6.79%, 06/21/2021	214	214	206
2475806, 6.89%, 06/21/2021	236	235	227
2475816, 6.89%, 06/21/2021	627	620	544
2475819, 4.95%, 06/21/2021	3,719	3,675	3,241
2475849, 5.66%, 06/21/2021	7,998	7,885	6,328
2475894, 8.31%, 06/21/2021(b)	922	919	420
2475905, 7.09%, 06/21/2021	1,216	1,217	1,116
2475914, 7.62%, 06/21/2021	3,087	3,026	2,845
2475930, 6.6%, 06/21/2021	2,375	2,338	2,182
2475945, 7.11%, 06/22/2021	303	297	293
2475959, 4.96%, 06/22/2021	3,025	2,987	2,639
2475984, 6.83%, 06/22/2021	3,410	3,391	2,009
2476003, 6.84%, 06/22/2021(b)	4,549	4,522	2,743
2476050, 5.95%, 06/22/2021(b)	4,855	4,850	1,241
2476057, 5.66%, 06/22/2021	1,168	1,151	1,101
2476069, 6.82%, 06/22/2021(b)	1,994	1,981	1,154
2476075, 6.86%, 06/22/2021	419	411	404
2476096, 6.85%, 06/22/2021	391	366	382
2476114, 6.84%, 06/22/2021(b)	6,550	6,487	5,571
2476152, 4.96%, 06/22/2021	1,174	1,156	1,128
2476165, 6.84%, 06/22/2021	681	667	651
2476173, 4.95%, 06/22/2021	5,617	5,556	4,879
2476203, 5.93%, 06/22/2021	179	178	174
2476207, 6.6%, 06/22/2021	1,462	1,439	1,345
2476218, 4.95%, 06/22/2021	4,829	4,764	4,222
2476240, 7.55%, 06/22/2021	2,359	2,350	2,249
2476273, 4.96%, 06/22/2021	2,451	2,421	2,142
2476305, 6.6%, 06/22/2021	7,483	7,318	7,182
2476331, 5.96%, 06/22/2021	5,636	5,568	4,872
2476382, 5.91%, 06/22/2021	1,195	1,190	936
2476388, 5.9%, 06/22/2021(b)	540	540	280
2476409, 5.9%, 06/22/2021	313	311	296
2476456, 7.55%, 06/22/2021	2,577	2,569	2,434
2476505, 7.08%, 06/22/2021	2,903	2,807	2,830
2476508, 5.96%, 06/22/2021	6,473	6,357	6,223
2476610, 4.95%, 06/22/2021	3,332	3,293	2,911
2476623, 6.6%, 06/22/2021	1,796	1,761	1,699
2476638, 7.07%, 06/22/2021	6,943	6,913	3,719
2476664, 7.09%, 06/22/2021(b)	4,181	4,166	2,023
2476718, 4.94%, 06/23/2021	991	978	868
2476728, 6.86%, 06/23/2021	1,333	1,324	807
2476875, 5.66%, 06/23/2021	5,455	5,363	5,210
2476944, 7.86%, 06/23/2021(b)	5,154	5,120	3,027
2476965, 6.84%, 06/23/2021	593	580	575
2476986, 5.66%, 06/23/2021	4,244	4,192	3,370
2477015, 6.84%, 06/23/2021	3,541	3,366	3,453
2477099, 6.67%, 06/23/2021	520	514	411
2477110, 5.95%, 06/23/2021	3,704	3,627	3,577
2477140, 6.84%, 06/23/2021	3,760	3,719	3,198
2477172, 7.55%, 06/23/2021(b)	2,972	2,966	1,888
2477207, 7.09%, 06/23/2021	1,656	1,646	1,438
2477238, 6.6%, 06/23/2021	3,764	3,691	3,603
2477279, 4.95%, 06/23/2021	1,118	1,116	1,070
2477318, 6.84%, 06/23/2021(b)	10,811	10,713	7,009
2477322, 7.86%, 06/23/2021	73,833	72,980	50,928
2477333, 6.83%, 06/23/2021	668	648	649
2477427, 6.6%, 06/23/2021	7,824	7,670	7,485
2477583, 7.08%, 06/23/2021	526	522	457
2477591, 6.86%, 06/23/2021(b)	1,731	1,716	1,143
2477619, 6.6%, 06/23/2021	9,748	9,519	9,370
2477747, 7.55%, 06/23/2021	210	209	205
2477779, 6.84%, 06/23/2021(b)	9,109	9,026	6,017
2477821, 4.97%, 06/23/2021(b)	3,264	3,263	847

2477848, 7.55%, 06/23/2021	1,031	1,029	866
2477872, 4.96%, 06/23/2021	9,217	9,087	8,838
2477982, 7.09%, 06/23/2021	1,686	1,677	1,276
2477996, 5.66%, 06/23/2021	1,959	1,925	1,871
2478022, 6.83%, 06/23/2021	837	827	766
2478027, 6.6%, 06/23/2021	2,893	2,843	2,657
2478067, 6.85%, 06/23/2021	524	506	511
2478080, 6.85%, 06/23/2021(b)	2,333	2,314	1,898
2478111, 6.81%, 06/23/2021(b)	981	973	642
2478122, 6.6%, 06/23/2021(b)	21,227	21,025	13,484
2478253, 6.83%, 06/23/2021	1,395	1,373	1,288
2478260, 6.84%, 06/23/2021	3,862	3,711	3,746
2478325, 7.55%, 06/23/2021	663	654	647
2478377, 4.96%, 06/23/2021(b)	2,938	2,936	1,375
2478385, 6.6%, 06/23/2021(b)	4,970	4,911	3,650
2478429, 6.84%, 06/23/2021	1,061	1,055	635
2478441, 6.6%, 06/23/2021	3,608	3,548	3,321
2478516, 6.84%, 06/23/2021	4,094	4,041	3,548
2478559, 7.08%, 06/23/2021	10,093	10,038	7,623
2478636, 6.84%, 06/23/2021(b)	5,092	5,050	3,353
2478683, 7.32%, 06/23/2021	1,285	1,280	1,044
2478707, 4.95%, 06/23/2021(b)	38,787	38,376	33,661
2478968, 6.83%, 06/23/2021	1,418	1,393	1,348
2479009, 6.85%, 06/23/2021(b)	2,669	2,668	1,505
2479115, 5.66%, 06/23/2021	2,168	2,129	2,082
2479141, 6.84%, 06/23/2021	477	444	465
2479187, 6.82%, 06/23/2021	1,338	1,328	1,089
2479195, 6.85%, 06/23/2021	3,730	3,685	2,596
2479220, 6.6%, 06/23/2021	5,030	4,955	3,792
2479273, 6.84%, 06/23/2021	3,210	3,141	3,111
2479336, 6.84%, 06/23/2021	434	417	421
2479351, 6.6%, 06/23/2021	6,181	6,048	5,926
2479427, 4.97%, 06/23/2021	1,172	1,172	859
2479514, 7.55%, 06/23/2021	390	389	378
2479523, 5.94%, 06/23/2021(b)	835	834	257
2479533, 6.6%, 06/23/2021	1,140	1,111	1,100
2479582, 5.66%, 06/23/2021	2,000	1,969	1,907
2479619, 7.08%, 06/23/2021(b)	12,601	12,552	6,674
2479669, 7.3%, 06/23/2021	1,573	1,565	1,431
2479682, 7.35%, 06/23/2021	973	970	695
2479687, 5.66%, 06/23/2021	11,844	11,687	9,411
2479710, 8.57%, 06/23/2021(b)	664	662	626
2479788, 6.67%, 06/23/2021	4,389	4,295	4,214
2479832, 4.95%, 06/23/2021	38,252	37,834	33,357
2479978, 5.96%, 06/23/2021	3,304	3,255	2,885
2480054, 6.83%, 06/23/2021	1,343	1,331	887
2480063, 6.86%, 06/23/2021	363	345	353
2480084, 4.95%, 06/23/2021(b)	10,151	10,046	8,812
2480125, 7.62%, 06/24/2021	7,853	7,732	5,881
2480142, 5.89%, 06/24/2021(b)	4,869	4,824	3,868
2480202, 6.6%, 06/24/2021	8,817	8,644	8,334
2480314, 6.79%, 06/24/2021	120	115	116
2480322, 7.85%, 06/24/2021	694	637	678
2480347, 6.87%, 06/24/2021	517	517	299
2480351, 6.6%, 06/24/2021	1,407	1,387	1,056
2480360, 4.95%, 06/24/2021	1,678	1,675	456
2480364, 7.55%, 06/24/2021	289	284	280
2480379, 6.6%, 06/24/2021	1,290	1,261	1,238
2480397, 6.85%, 06/24/2021(b)	2,375	2,360	1,429
2480416, 7.11%, 06/24/2021(b)	716	708	648
2480421, 6.85%, 06/24/2021(b)	3,849	3,838	1,427
2480438, 7.86%, 06/24/2021	22,928	22,543	20,812
2480460, 6.85%, 06/24/2021	284	264	277
2480490, 5.66%, 06/24/2021	2,492	2,434	2,404
2480520, 6.84%, 06/24/2021	3,613	3,570	3,078
2480559, 5.66%, 06/24/2021	1,316	1,289	1,268
2480598, 7.55%, 06/24/2021(b)	1,424	1,420	545
2480609, 7.55%, 06/24/2021	798	790	778
2480658, 7.55%, 06/24/2021	687	677	671
2480669, 4.95%, 06/24/2021	15,660	15,479	13,594
2480740, 6.6%, 06/24/2021	3,622	3,569	2,736
2480828, 6.84%, 06/24/2021	9,801	9,699	7,986
2480906, 4.96%, 06/24/2021	5,379	5,316	4,673
2480948, 6.6%, 06/24/2021(b)	11,513	11,362	8,491
2481095, 6.6%, 06/24/2021	1,689	1,554	1,646
2481332, 6.61%, 06/24/2021	4,855	4,770	4,484
2481357, 6.6%, 06/24/2021(b)	2,046	2,020	1,521
2481374, 6.85%, 06/24/2021(b)	1,805	1,785	1,249
2481378, 7.86%, 06/24/2021	1,233	1,201	1,191
2481430, 4.93%, 06/24/2021(b)	417	411	308
2481463, 6.6%, 06/24/2021	2,622	2,577	2,417
2481471, 7.86%, 06/24/2021	4,369	4,285	3,799

2481523, 6.6%, 06/24/2021	8,497	8,392	6,266
2481554, 8.1%, 06/24/2021	1,718	1,691	1,653
2481576, 5.66%, 06/24/2021	1,142	1,122	1,089
2481590, 7.31%, 06/24/2021	12,215	12,168	8,749
2481656, 7.62%, 06/24/2021	1,953	1,921	1,469
2481688, 7.87%, 06/24/2021(b)	2,516	2,488	1,648
2481704, 5%, 06/24/2021	460	459	339
2481727, 6.84%, 06/24/2021	13,480	13,310	9,398
2481731, 8.1%, 06/24/2021	11,307	11,217	8,559
2481775, 6.84%, 06/24/2021	8,132	8,000	7,079
2481854, 7.08%, 06/24/2021	888	877	856
2481861, 4.95%, 06/24/2021	2,162	2,131	1,893
2481865, 4.95%, 06/24/2021	3,686	3,646	3,207
2481871, 7.09%, 06/24/2021(b)	2,386	2,376	1,250
2481877, 6.83%, 06/24/2021	2,343	2,322	1,545
2481881, 5.9%, 06/24/2021	433	431	423
2481938, 7.31%, 06/24/2021	764	758	713
2481944, 7.3%, 06/24/2021	429	425	415
2481955, 7.55%, 06/24/2021	875	867	835
2481959, 6.67%, 06/24/2021	2,736	2,687	2,579
2481961, 6.84%, 06/24/2021	4,122	4,120	3,497
2481992, 6.86%, 06/24/2021	707	693	671
2481996, 7.88%, 06/24/2021	1,085	1,067	1,027
2481998, 7.32%, 06/24/2021	1,352	1,339	1,309
2482018, 6.6%, 06/24/2021(b)	2,251	2,224	1,652
2482022, 7.62%, 06/24/2021	23,185	22,624	21,431
2482031, 7.08%, 06/24/2021	16,418	16,273	12,405
2482083, 4.96%, 06/24/2021	2,677	2,638	2,568
2482096, 4.95%, 06/24/2021(b)	2,942	2,920	2,217
2482110, 5.66%, 06/24/2021	6,035	5,962	4,759
2482151, 7.31%, 06/24/2021	8,335	8,296	7,609
2482204, 4.99%, 06/24/2021	259	259	214
2482212, 6.84%, 06/24/2021	4,293	4,220	4,068
2482256, 5.89%, 06/24/2021	513	518	473
2482262, 7.08%, 06/24/2021	1,823	1,796	1,770
2482287, 4.96%, 06/24/2021	1,444	1,424	1,384
2482293, 4.96%, 06/24/2021	3,265	3,230	2,823
2482314, 4.95%, 06/24/2021	15,973	15,624	15,474
2482400, 5.96%, 06/24/2021	2,291	2,252	2,197
2482431, 6.84%, 06/24/2021(b)	4,772	4,747	2,586
2482453, 8.08%, 06/24/2021	988	977	892
2482467, 6.6%, 06/24/2021(b)	3,289	3,246	2,466
2482480, 5.03%, 06/24/2021	372	372	220
2482492, 4.95%, 06/24/2021(b)	68,919	68,401	51,934
2482496, 7.62%, 06/24/2021	39,890	39,232	29,985
2482731, 6.6%, 06/24/2021	8,172	8,047	6,173
2482797, 4.96%, 06/24/2021	5,625	5,540	5,409
2482829, 4.96%, 06/24/2021	2,792	2,752	2,683
2482843, 6.85%, 06/24/2021(b)	4,074	4,030	2,823
2482866, 5.66%, 06/24/2021	18,457	18,123	17,712
2483009, 4.95%, 06/24/2021	4,584	4,518	4,401
2483043, 5.66%, 06/24/2021	4,117	4,053	3,888
2483064, 4.97%, 06/24/2021	102	100	98
2483080, 7.55%, 06/24/2021	1,344	1,340	1,068
2483094, 4.95%, 06/24/2021	32,299	31,800	30,993
2483204, 7.87%, 06/24/2021	1,326	1,303	921
2483227, 7.86%, 06/24/2021(b)	6,434	6,396	3,483
2483410, 7.62%, 06/24/2021	0	0	0
2483455, 5.95%, 06/24/2021	2,029	2,025	1,206
2483486, 7.06%, 06/24/2021	697	692	630
2483498, 6.6%, 06/24/2021	4,972	4,810	4,804
2483507, 7.62%, 06/24/2021	1,184	1,097	1,155
2483586, 4.95%, 06/24/2021	6,532	6,454	5,706
2484681, 7.62%, 06/25/2021	47,605	46,454	45,013
2485327, 5.94%, 06/25/2021(b)	1,664	1,644	1,432
2485343, 7.62%, 06/25/2021(b)	1,586	1,564	1,161
2485357, 7.86%, 06/25/2021	1,754	1,723	1,527
2485379, 7.86%, 06/25/2021(b)	6,040	5,980	3,960
2485439, 7.86%, 06/25/2021(b)	5,877	5,814	3,874
2485471, 6.67%, 06/25/2021	8,462	8,317	6,743
2486720, 5.95%, 06/26/2021	1,440	1,419	1,263
2486740, 7.62%, 06/26/2021(b)	2,691	2,636	2,490
2486836, 7.85%, 06/26/2021(b)	6,047	6,008	3,284
2487130, 5.95%, 06/26/2021	8,099	7,984	7,068
2487304, 8.1%, 06/26/2021(b)	18,183	18,066	9,890
2487669, 8.1%, 06/26/2021(b)	5,739	5,692	3,133
2487814, 7.86%, 06/26/2021(b)	1,473	1,454	1,016
2487833, 6.67%, 06/26/2021	7,165	7,044	5,710
2488182, 5.96%, 06/26/2021	4,908	4,835	4,300
2488287, 7.86%, 06/26/2021(b)	4,205	4,202	1,538
2488426, 7.84%, 06/27/2021	84	84	82
2488531, 8.34%, 06/27/2021(b)	6,024	6,002	2,796

2488613, 5.93%, 06/27/2021	826	814	725
2488621, 7.87%, 06/27/2021	1,069	1,037	1,031
2488674, 6.67%, 06/27/2021(b)	3,143	3,093	2,502
2488703, 7.85%, 06/27/2021(b)	8,273	8,185	5,266
2488946, 7.62%, 06/27/2021	824	798	795
2489003, 7.86%, 06/27/2021	13,986	13,697	12,989
2489287, 6.67%, 06/27/2021(b)	28,086	27,783	21,190
2489960, 7.86%, 06/27/2021	1,049	1,027	974
2489985, 8.08%, 06/27/2021	477	470	460
2490014, 5.95%, 06/27/2021	2,015	1,975	1,937
2490044, 7.86%, 06/27/2021	19,498	19,200	13,683
2490396, 7.62%, 06/27/2021(b)	2,761	2,723	1,939
2490424, 7.86%, 06/27/2021	19,894	19,483	18,481
2490902, 7.85%, 06/27/2021(b)	6,781	6,721	4,042
2490948, 5.96%, 06/27/2021(b)	3,824	3,776	3,311
2490995, 7.85%, 06/27/2021	1,379	1,355	1,255
2491019, 5.9%, 06/27/2021	324	324	238
2491069, 7.87%, 06/27/2021	3,370	3,341	2,065
2491125, 7.83%, 06/27/2021	312	312	287
2491135, 7.86%, 06/27/2021	9,855	9,689	8,556
2491352, 8.1%, 06/27/2021	584	580	446
2491356, 6.89%, 06/27/2021(b)	1,382	1,381	934
2491430, 6.67%, 06/27/2021	1,669	1,642	1,332
2492212, 8.57%, 06/28/2021(b)	827	825	321
2492250, 5.95%, 06/28/2021(b)	6,491	6,413	5,546
2492312, 7.86%, 06/28/2021(b)	3,215	3,183	2,083
2492349, 5.98%, 06/28/2021	627	627	398
2492369, 7.86%, 06/28/2021	800	783	775
2492391, 6.67%, 06/28/2021(b)	5,584	5,518	4,016
2492489, 5.95%, 06/28/2021	6,920	6,819	6,055
2492666, 8.34%, 06/28/2021(b)	4,085	4,063	2,959
2492721, 7.81%, 06/28/2021	298	297	271
2492728, 8.1%, 06/28/2021(b)	2,461	2,442	1,885
2492799, 7.62%, 06/28/2021	610	559	594
2492893, 7.86%, 06/28/2021	3,433	3,380	2,949
2492942, 8.57%, 06/28/2021	207	205	196
2492953, 6.67%, 06/28/2021(b)	3,811	3,763	2,903
2492998, 8.1%, 06/28/2021	1,472	1,457	1,285
2493033, 8.41%, 06/28/2021	156	154	151
2493042, 7.88%, 06/28/2021(b)	2,482	2,453	1,609
2493063, 6.67%, 06/28/2021(b)	9,001	8,832	8,485
2493266, 8.13%, 06/29/2021	795	789	604
2493281, 5.96%, 06/29/2021(b)	1,045	1,045	521
2493324, 5.96%, 06/29/2021	5,686	5,616	4,938
2493406, 7.9%, 06/29/2021	329	317	317
2493423, 7.62%, 06/29/2021	2,283	2,225	2,185
2493498, 7.85%, 06/29/2021	1,345	1,311	1,286
2493540, 8.32%, 06/29/2021(b)	928	923	435
2493556, 5.95%, 06/29/2021	1,536	1,518	1,331
2493582, 8.12%, 06/29/2021	295	290	286
2493641, 7.86%, 06/29/2021	3,281	3,243	2,695
2493752, 8.33%, 06/29/2021	989	983	713
2493782, 5.95%, 06/29/2021	1,905	1,867	1,830
2493842, 7.85%, 06/30/2021	797	794	774
2494027, 7.86%, 06/30/2021(b)	4,937	4,893	3,044
2494155, 8.34%, 06/30/2021	3,779	3,761	1,770
2494298, 7.86%, 06/30/2021	254	211	241
2494441, 5.96%, 06/30/2021	2,320	2,283	2,034
2494461, 7.86%, 06/30/2021(b)	13,905	13,781	8,165
2494591, 7.86%, 06/30/2021	3,974	3,903	3,457
2494664, 6.67%, 06/30/2021	2,470	2,403	2,382
2494773, 7.86%, 06/30/2021	3,269	3,160	3,155
2497539, 7.86%, 06/30/2021(b)	724	706	703
2497570, 5.96%, 06/30/2021	4,788	4,694	4,603
2497772, 7.62%, 06/30/2021	1,587	1,557	1,211
2497805, 7.87%, 06/30/2021	2,025	1,998	1,386
2497848, 7.62%, 06/30/2021(b)	16,128	15,857	12,208
2498378, 7.86%, 06/30/2021(b)	3,274	3,235	2,145
2498410, 5.96%, 06/30/2021	356	355	328
2498435, 7.86%, 06/30/2021(b)	5,297	5,226	3,610
2498503, 6.9%, 06/30/2021(b)	6,891	6,888	2,398
2498622, 8.1%, 06/30/2021	3,897	3,854	3,410
2498740, 7.86%, 06/30/2021	4,847	4,756	4,225
2498795, 8.33%, 06/30/2021(b)	2,905	2,889	1,386
2498855, 8.14%, 06/30/2021(b)	904	896	503
2498860, 7.86%, 06/30/2021	2,635	2,613	1,570
2498872, 7.86%, 06/30/2021	38,913	38,427	26,023
2499580, 6.67%, 06/30/2021	1,694	1,644	1,635
2499694, 7.83%, 06/30/2021	745	736	615
2499713, 8.33%, 06/30/2021	5,949	5,884	4,995
2499960, 8.1%, 06/30/2021(b)	1,912	1,895	1,475
2500064, 7.86%, 06/30/2021	4,177	4,153	3,511

2500298, 8.34%, 06/30/2021	50	46	49
2500411, 8.08%, 06/30/2021(b)	826	818	636
2500439, 7.86%, 06/30/2021	14,839	14,531	14,089
2500997, 6.67%, 06/30/2021	6,676	6,567	5,330
2501372, 8.11%, 06/30/2021(b)	2,243	2,231	1,234
2501442, 7.83%, 06/30/2021(b)	386	384	333
2501451, 7.62%, 06/30/2021	1,354	1,312	1,301
2501478, 7.86%, 06/30/2021	4,539	4,523	4,365
2502705, 6.9%, 07/01/2021	3,004	3,002	2,082
2502757, 7.62%, 07/01/2021	3,459	3,387	2,643
2502777, 6.91%, 07/01/2021	1,297	1,295	1,203
2502799, 5.96%, 07/01/2021	3,217	3,163	2,828
2502837, 5.95%, 07/01/2021(b)	51,375	50,757	43,209
2503299, 7.86%, 07/01/2021	4,129	3,864	4,021
2503507, 7.63%, 07/01/2021	4,030	3,935	3,738
2503573, 5.96%, 07/01/2021	979	978	627
2503748, 7.63%, 07/02/2021	2,538	2,444	2,453
2503931, 7.09%, 07/01/2021	677	671	593
2503933, 7.36%, 07/01/2021	436	432	402
2503935, 5.66%, 07/02/2021	16,545	16,333	13,076
2503959, 6.83%, 07/02/2021	2,725	2,719	2,474
2503963, 4.96%, 07/02/2021	12,142	11,949	11,629
2503981, 4.94%, 07/02/2021	253	252	243
2503985, 6.61%, 07/02/2021(b)	10,940	10,813	7,041
2504007, 6.84%, 07/02/2021	2,596	2,426	2,533
2504017, 6.84%, 07/02/2021	2,050	2,028	2,000
2504064, 6.6%, 07/02/2021	4,041	3,931	3,887
2504082, 7.08%, 07/02/2021	2,047	1,957	1,991
2504159, 4.95%, 07/02/2021	3,944	3,889	3,468
2504216, 5.66%, 07/02/2021	3,318	3,277	2,655
2504231, 6.6%, 07/02/2021	482	471	455
2504234, 4.95%, 07/02/2021	3,263	3,222	2,856
2504272, 6.85%, 07/02/2021	3,006	2,965	2,124
2504287, 6.6%, 07/02/2021	7,465	7,290	7,054
2504339, 5.66%, 07/02/2021	1,960	1,929	1,575
2504344, 6.6%, 07/02/2021	6,509	6,411	4,925
2504366, 6.83%, 07/02/2021	3,692	3,643	2,547
2504372, 5.66%, 07/02/2021	1,607	1,583	1,288
2504380, 5.66%, 07/02/2021	5,614	5,541	4,461
2504405, 6.6%, 07/02/2021	9,552	9,320	9,155
2504481, 5.66%, 07/02/2021	3,973	3,903	3,756
2504494, 7.55%, 07/02/2021	810	807	690
2504512, 7.32%, 07/02/2021	1,377	1,369	1,005
2504545, 6.6%, 07/02/2021	6,054	5,954	4,623
2504578, 4.96%, 07/02/2021	3,839	3,775	3,684
2504602, 4.95%, 07/02/2021	10,949	10,768	10,506
2504692, 6.6%, 07/02/2021	807	784	776
2504719, 4.95%, 07/02/2021	13,970	13,811	12,094
2505514, 6.67%, 07/02/2021	20,373	20,018	16,368
2505543, 6.6%, 07/02/2021	1,270	1,186	1,238
2505714, 6.84%, 07/02/2021	10,713	10,598	7,090
2505876, 7.31%, 07/02/2021(b)	22,469	22,366	10,808
2506013, 8.1%, 07/02/2021	17,294	17,165	9,652
2506050, 6.84%, 07/02/2021	8,801	8,676	6,219
2506176, 6.85%, 07/02/2021	2,647	2,609	2,284
2506277, 6.6%, 07/02/2021	6,537	6,406	6,083
2506451, 6.89%, 07/02/2021	700	689	498
2506477, 7.08%, 07/02/2021	8,103	8,020	7,086
2506596, 7.62%, 07/02/2021	18,002	17,697	13,609
2506619, 6.6%, 07/02/2021	862	835	833
2506650, 6.84%, 07/02/2021	5,169	5,132	3,039
2506689, 4.95%, 07/02/2021	10,247	10,122	8,948
2506754, 6.6%, 07/02/2021	1,712	1,681	1,312
2506835, 5.66%, 07/02/2021	2,060	2,010	1,988
2506921, 4.97%, 07/02/2021	2,540	2,508	2,218
2506955, 6.84%, 07/02/2021	916	910	895
2507017, 6.9%, 07/02/2021	686	685	456
2507026, 4.95%, 07/02/2021	4,752	4,694	4,156
2507068, 7.84%, 07/02/2021	264	251	258
2507105, 7.86%, 07/02/2021	4,377	4,276	4,188
2507134, 4.95%, 07/02/2021	888	887	672
2507152, 6.6%, 07/02/2021	7,496	7,309	7,189
2507214, 6.67%, 07/02/2021	2,477	2,429	1,993
2507283, 6.83%, 07/02/2021	1,856	1,834	1,263
2507322, 6.6%, 07/02/2021	128	120	125
2507324, 7.87%, 07/02/2021	2,191	2,154	1,557
2507353, 4.95%, 07/02/2021	8,158	8,044	7,163
2507391, 5.98%, 07/02/2021	754	743	662
2507409, 5.95%, 07/02/2021	3,604	3,520	3,471
2507524, 6.6%, 07/02/2021	3,805	3,751	2,881
2507661, 6.9%, 07/03/2021	450	449	434
2507733, 8.35%, 07/03/2021	462	448	450

2507834, 6.67%, 07/03/2021	3,334	3,273	2,687
2507960, 7.86%, 07/03/2021	12,378	12,251	7,697
2508187, 7.62%, 07/03/2021	25,044	24,471	23,251
2508840, 7.62%, 07/03/2021	9,588	9,327	9,089
2509014, 7.86%, 07/03/2021(b)	4,515	4,460	3,007
2509153, 5.97%, 07/03/2021	1,894	1,865	1,659
2509200, 6.67%, 07/03/2021	15,497	15,114	14,887
2509629, 6.91%, 07/03/2021	2,312	2,315	1,302
2509648, 8.57%, 07/03/2021	543	536	528
2509653, 7.86%, 07/03/2021	13,006	12,885	8,039
2509852, 7.86%, 07/03/2021(b)	57,377	56,778	33,963
2510653, 7.88%, 07/03/2021	1,118	1,098	968
2510682, 7.85%, 07/03/2021	1,310	1,284	1,244
2510723, 7.86%, 07/03/2021(b)	14,940	14,817	8,845
2510949, 8.34%, 07/03/2021	2,566	2,546	2,166
2511083, 5.93%, 07/04/2021	942	927	826
2511475, 5.96%, 07/04/2021	1,973	1,938	1,742
2511539, 7.62%, 07/04/2021	10,496	10,021	10,162
2512322, 7.62%, 07/05/2021	1,624	1,534	1,571
2512885, 7.62%, 07/06/2021	3,094	3,027	2,388
2512990, 7.86%, 07/06/2021	11,707	11,576	7,355
2513334, 7.62%, 07/06/2021	16,548	16,268	12,557
2513776, 5.96%, 07/06/2021	3,526	3,479	3,034
2513868, 7.62%, 07/06/2021	5,196	5,081	4,820
2514057, 6.67%, 07/06/2021	2,323	2,269	2,222
2514094, 6.67%, 07/06/2021	17,839	17,534	14,350
2514501, 5.95%, 07/06/2021(b)	8,074	7,969	6,928
2514690, 8.33%, 07/06/2021	2,476	2,460	1,829
2514782, 8.3%, 07/06/2021(b)	933	928	457
2514813, 7.86%, 07/06/2021	6,428	6,415	5,272
2515034, 8.57%, 07/06/2021	1,410	1,400	1,341
2515100, 7.85%, 07/06/2021	4,472	4,362	4,162
2515256, 5.96%, 07/06/2021	1,601	1,600	797
2515384, 7.86%, 07/06/2021	5,251	5,240	3,635
2515572, 5.95%, 07/06/2021	2,636	2,583	2,531
2515740, 7.87%, 07/07/2021	1,554	1,509	1,484
2515766, 5.66%, 07/07/2021	2,139	2,066	2,077
2515801, 6.81%, 07/07/2021	426	425	373
2515804, 6.84%, 07/07/2021	56,414	55,708	38,503
2515816, 8.1%, 07/07/2021	19,679	19,348	17,965
2515919, 6.84%, 07/07/2021	11,823	11,656	8,413
2515933, 4.95%, 07/07/2021	5,579	5,497	4,923
2515945, 5.66%, 07/07/2021	13,266	12,937	12,762
2515982, 6.84%, 07/07/2021(b)	3,366	3,329	2,002
2515986, 7.08%, 07/07/2021	2,496	2,460	2,312
2515991, 7.35%, 07/07/2021	589	582	557
2515993, 7.55%, 07/07/2021	251	247	245
2515996, 4.95%, 07/07/2021	67,161	66,239	59,259
2516079, 7.62%, 07/07/2021	3,538	3,464	2,736
2516139, 6.67%, 07/07/2021	30,519	30,086	23,924
2516441, 6.6%, 07/07/2021(b)	5,951	5,864	4,500
2516501, 7.08%, 07/07/2021(b)	2,976	2,956	1,692
2516598, 6.6%, 07/07/2021	1,970	1,936	1,517
2516620, 4.95%, 07/07/2021	2,322	2,280	2,234
2516646, 6.6%, 07/07/2021	2,598	2,551	2,010
2516668, 6.6%, 07/07/2021(b)	2,079	2,047	1,582
2516702, 5.66%, 07/07/2021(b)	4,276	4,220	3,358
2516742, 6.85%, 07/07/2021	1,411	1,393	963
2516767, 6.6%, 07/07/2021	1,682	1,646	1,569
2516775, 6.84%, 07/07/2021	3,648	3,553	3,505
2516827, 6.6%, 07/07/2021	8,385	8,233	6,479
2516882, 6.84%, 07/07/2021	1,777	1,684	1,732
2517028, 5.66%, 07/07/2021	7,580	7,415	7,280
2517083, 5.66%, 07/07/2021	6,140	6,036	4,969
2517103, 4.98%, 07/07/2021	627	626	486
2517107, 6.61%, 07/07/2021	3,826	3,714	3,676
2517109, 6.89%, 07/07/2021	1,035	1,036	820
2517131, 5.66%, 07/07/2021	20,129	19,758	18,990
2517138, 6.67%, 07/07/2021	30,905	30,300	25,054
2517286, 6.84%, 07/07/2021	1,779	1,693	1,734
2517322, 4.96%, 07/07/2021	2,916	2,868	2,795
2517327, 6.87%, 07/07/2021	1,119	1,117	783
2517332, 6.86%, 07/07/2021	1,574	1,571	1,094
2517346, 6.84%, 07/07/2021	13,902	13,718	11,573
2517429, 6.84%, 07/07/2021(b)	2,279	2,261	1,387
2517436, 7.3%, 07/07/2021	39	34	37
2517449, 5.66%, 07/07/2021	22,507	22,144	18,237
2517576, 5.66%, 07/07/2021	11,010	10,751	10,601
2517640, 6.84%, 07/07/2021	6,668	6,523	6,334
2517679, 6.6%, 07/07/2021	7,452	7,327	5,740
2517705, 6.83%, 07/07/2021(b)	1,888	1,875	1,054
2517709, 6.6%, 07/07/2021	16,549	16,253	12,792

2517771, 7.32%, 07/07/2021	3,356	3,339	1,648
2517800, 4.95%, 07/07/2021	2,895	2,893	1,838
2517813, 7.09%, 07/07/2021	646	620	630
2517827, 4.95%, 07/07/2021	8,139	8,044	7,057
2517838, 7.62%, 07/07/2021	3,382	3,309	2,606
2517864, 6.84%, 07/07/2021	58,102	57,086	51,124
2517906, 7.88%, 07/07/2021	891	862	848
2517934, 6.67%, 07/07/2021	17,722	17,403	14,343
2518156, 6.84%, 07/07/2021	15,304	15,120	13,913
2518270, 6.84%, 07/07/2021	13,913	13,708	9,964
2518351, 6.84%, 07/07/2021(b)	28,979	28,932	11,284
2518353, 8.57%, 07/07/2021	632	628	546
2518476, 7.86%, 07/07/2021	2,114	2,087	1,764
2518482, 5.66%, 07/07/2021	2,499	2,393	2,431
2518517, 7.08%, 07/07/2021	2,945	2,918	2,316
2518556, 5.97%, 07/07/2021	1,429	1,394	1,377
2518565, 6.84%, 07/07/2021	2,221	2,194	1,854
2518575, 4.95%, 07/07/2021	18,115	17,827	16,028
2518616, 7.87%, 07/07/2021	3,498	3,444	3,023
2518670, 7.31%, 07/07/2021	44,270	43,940	37,513
2518677, 7.62%, 07/07/2021	12,817	12,521	11,896
2518882, 6.84%, 07/07/2021	554	553	333
2518888, 4.93%, 07/07/2021	726	727	628
2518902, 5.66%, 07/07/2021(b)	5,341	5,275	4,251
2518927, 7.84%, 07/07/2021	536	525	516
2518948, 4.95%, 07/07/2021	2,897	2,895	2,247
2518964, 4.95%, 07/07/2021	5,474	5,401	4,822
2518971, 7.86%, 07/07/2021	1,585	1,561	1,441
2518985, 6.63%, 07/07/2021	911	887	874
2519009, 6.6%, 07/07/2021	15,372	15,116	11,846
2519050, 5.66%, 07/07/2021	5,892	5,727	5,694
2519055, 7.87%, 07/07/2021	1,346	1,312	1,291
2519084, 6.84%, 07/07/2021(b)	12,728	12,585	7,694
2519124, 6.84%, 07/07/2021	7,865	7,770	5,366
2519178, 7.32%, 07/07/2021(b)	3,028	3,016	1,350
2519185, 7.08%, 07/07/2021	871	865	496
2519193, 7.29%, 07/07/2021	623	618	527
2519215, 6.84%, 07/07/2021(b)	24,009	23,725	16,749
2519254, 5.95%, 07/08/2021	5,858	5,740	5,608
2519348, 7.86%, 07/08/2021	6,813	6,677	6,222
2519480, 5.95%, 07/08/2021	6,036	5,942	5,274
2519617, 5.95%, 07/08/2021	387	386	339
2519714, 7.86%, 07/08/2021	733	693	712
2519767, 7.85%, 07/08/2021	772	732	749
2519801, 6.67%, 07/08/2021	1,339	1,315	1,086
2519841, 7.88%, 07/08/2021	1,654	1,649	660
2519865, 6.67%, 07/08/2021	2,985	2,915	2,821
2519940, 8.1%, 07/08/2021	2,908	2,878	2,287
2520027, 6.67%, 07/08/2021(b)	891	878	694
2520038, 7.88%, 07/08/2021	1,167	1,144	1,026
2520077, 7.62%, 07/08/2021	2,060	1,982	1,987
2520147, 7.86%, 07/08/2021	5,653	5,590	3,570
2520233, 5.97%, 07/08/2021(b)	3,246	3,207	2,642
2520304, 7.87%, 07/08/2021	1,017	993	944
2520320, 7.63%, 07/08/2021	2,509	2,409	2,414
2520414, 8.08%, 07/08/2021	629	619	607
2520428, 7.62%, 07/08/2021(b)	19,887	19,557	14,352
2520612, 8.57%, 07/08/2021	3,878	3,850	3,123
2520678, 8.57%, 07/08/2021	394	387	383
2520703, 7.62%, 07/08/2021	16,751	16,445	12,567
2520915, 7.62%, 07/08/2021	790	761	760
2520922, 7.62%, 07/08/2021	1,889	1,842	1,752
2520948, 7.63%, 07/08/2021	1,859	1,737	1,804
2521006, 6.92%, 07/08/2021	700	688	654
2521043, 5.97%, 07/08/2021	981	980	625
2521052, 7.86%, 07/08/2021	10,410	10,133	10,030
2521454, 7.62%, 07/08/2021	2,223	2,174	1,713
2521501, 5.95%, 07/08/2021	3,657	3,606	3,160
2521635, 7.86%, 07/08/2021(b)	7,395	7,385	3,001
2521713, 5.97%, 07/08/2021	993	977	875
2521778, 7.63%, 07/08/2021	2,005	1,905	1,943
2521832, 7.86%, 07/08/2021	2,535	2,472	2,433
2523030, 7.85%, 07/09/2021	1,482	1,451	1,071
2523086, 5.96%, 07/09/2021	7,267	7,111	6,968
2523185, 7.87%, 07/09/2021(b)	3,109	3,073	1,940
2523239, 8.1%, 07/09/2021	462	455	428
2523254, 6.67%, 07/09/2021	1,894	1,861	1,531
2523263, 7.87%, 07/09/2021	2,908	2,849	2,099
2523317, 5.96%, 07/09/2021	3,204	3,147	2,834
2523395, 7.63%, 07/09/2021	6,278	6,181	4,251
2523509, 7.62%, 07/09/2021	11,412	11,165	8,844
2523783, 8.1%, 07/09/2021	3,055	3,005	2,828

2523858, 7.85%, 07/09/2021(b)	5,080	5,036	2,842
2524056, 6.67%, 07/09/2021	1,682	1,650	1,364
2524108, 5.93%, 07/09/2021	1,221	1,220	791
2524142, 5.95%, 07/09/2021	6,022	5,920	5,303
2524410, 5.95%, 07/09/2021	2,970	2,916	2,630
2524482, 7.62%, 07/09/2021	1,690	1,636	1,622
2524517, 8.1%, 07/09/2021	1,567	1,551	1,242
2524567, 6.94%, 07/09/2021	383	383	307
2524577, 5.97%, 07/09/2021	1,239	1,221	1,067
2524660, 7.62%, 07/09/2021	1,522	1,481	1,444
2524736, 5.95%, 07/09/2021	1,393	1,368	1,235
2524763, 6.67%, 07/09/2021(b)	11,213	11,050	8,549
2524988, 8.35%, 07/09/2021	1,257	1,247	940
2525001, 8.57%, 07/09/2021	889	883	772
2525019, 6.67%, 07/09/2021	3,028	2,970	2,450
2525083, 7.63%, 07/09/2021	3,204	3,115	3,042
2525191, 7.86%, 07/09/2021	1,521	1,502	964
2525213, 6.67%, 07/09/2021	24,144	23,747	19,366
2525692, 8.33%, 07/09/2021(b)	3,109	3,086	1,533
2525717, 5.95%, 07/09/2021	8,950	8,428	8,722
2526133, 7.86%, 07/10/2021	1,334	1,278	1,295
2526255, 6.67%, 07/10/2021	6,184	6,018	5,931
2526450, 7.62%, 07/10/2021	5,357	5,103	5,190
2526808, 8.34%, 07/10/2021	595	580	579
2526862, 7.62%, 07/10/2021(b)	5,089	5,013	3,304
2526938, 5.96%, 07/10/2021	5,795	5,708	5,028
2527024, 7.86%, 07/10/2021	1,155	1,140	729
2527034, 6.67%, 07/10/2021	2,725	2,648	2,619
2527062, 5.97%, 07/10/2021	139	139	130
2527074, 7.88%, 07/10/2021	1,910	1,906	1,177
2527110, 6.91%, 07/10/2021	928	926	870
2527161, 7.85%, 07/10/2021	93	12	91
2527186, 8.08%, 07/10/2021	917	904	804
2527218, 7.85%, 07/10/2021	5,788	5,639	5,391
2527402, 7.62%, 07/10/2021	26,235	25,723	20,170
2528589, 7.62%, 07/10/2021	23,113	22,619	17,896
2528827, 7.62%, 07/10/2021	1,579	1,555	1,096
2528835, 7.88%, 07/10/2021	1,354	1,336	860
2528863, 6.91%, 07/10/2021	4,551	4,547	3,221
2528944, 5.94%, 07/10/2021	4	4	4
2528952, 6.92%, 07/10/2021	107	106	104
2528955, 6.67%, 07/10/2021	9,446	9,184	9,081
2529213, 7.85%, 07/10/2021	661	657	619
2529245, 8.07%, 07/10/2021(b)	819	812	473
2529269, 8.57%, 07/10/2021	2,157	2,137	1,958
2529369, 8.07%, 07/10/2021	652	643	575
2529407, 5.95%, 07/10/2021	2,258	2,224	1,967
2529470, 8.3%, 07/10/2021	850	844	425
2529479, 5.96%, 07/10/2021	2,930	2,887	2,511
2529540, 5.95%, 07/10/2021	14,321	13,962	13,808
2529853, 5.97%, 07/10/2021	529	528	495
2529862, 5.95%, 07/10/2021	3,307	3,204	3,205
2529901, 5.95%, 07/11/2021	5,055	4,948	4,836
2529941, 6.87%, 07/11/2021	495	479	481
2529948, 6.6%, 07/11/2021	4,120	4,009	3,948
2529979, 6.84%, 07/11/2021	2,367	2,283	2,299
2529995, 4.95%, 07/11/2021	10,315	10,119	9,922
2530012, 5.96%, 07/11/2021	11,663	11,451	10,303
2530024, 6.84%, 07/11/2021	2,993	2,935	2,851
2530049, 5.66%, 07/11/2021	1,586	1,562	1,284
2530054, 5.66%, 07/11/2021	2,022	1,971	1,948
2530082, 4.95%, 07/11/2021	4,552	4,469	4,362
2530095, 7.55%, 07/11/2021	525	522	218
2530100, 5.66%, 07/11/2021	2,179	2,131	2,085
2530107, 7.29%, 07/11/2021	648	640	597
2530110, 6.6%, 07/11/2021(b)	6,641	6,549	4,791
2530143, 7.55%, 07/11/2021(b)	2,028	2,021	865
2530166, 6.6%, 07/11/2021	1,142	1,115	1,085
2530200, 6.85%, 07/11/2021	1,505	1,463	1,439
2530213, 6.84%, 07/12/2021	9,571	9,377	8,502
2530257, 7.12%, 07/11/2021	475	467	452
2530261, 5.66%, 07/11/2021	4,674	4,586	3,801
2530275, 5.96%, 07/11/2021	2,640	2,592	2,339
2530277, 6.84%, 07/11/2021	1,533	1,490	1,482
2530294, 7.3%, 07/12/2021	780	768	746
2530305, 6.85%, 07/11/2021	3,394	3,329	2,991
2530325, 4.95%, 07/11/2021	7,120	7,016	6,285
2530350, 5.95%, 07/11/2021	3,269	3,204	2,897
2530385, 4.97%, 07/11/2021	417	416	401
2530399, 5.66%, 07/11/2021	7,241	7,068	6,961
2530464, 6.86%, 07/11/2021	1,013	997	886
2530466, 7.86%, 07/11/2021	824	807	793

2530476, 6.84%, 07/12/2021(b)	5,995	5,985	2,506
2530516, 7.55%, 07/11/2021	777	770	744
2530522, 6.6%, 07/11/2021	9,758	9,361	9,441
2530656, 6.61%, 07/12/2021	1,969	1,902	1,899
2530683, 5.89%, 07/12/2021	657	656	530
2530689, 6.85%, 07/12/2021	1,104	1,070	1,073
2530715, 5.66%, 07/12/2021	5,657	5,544	5,330
2530767, 5.66%, 07/12/2021	16,856	16,456	16,169
2530780, 5.95%, 07/12/2021	4,962	4,859	4,399
2530896, 6.84%, 07/12/2021	4,142	4,052	3,665
2530966, 4.95%, 07/12/2021(b)	5,031	4,968	4,309
2530983, 4.96%, 07/12/2021	2,156	2,121	1,908
2530999, 7.55%, 07/12/2021	1,496	1,461	1,457
2531041, 6.6%, 07/12/2021	3,404	3,329	3,165
2531057, 6.85%, 07/12/2021	2,290	2,247	2,171
2531059, 6.91%, 07/12/2021	1,226	1,222	1,193
2531083, 6.86%, 07/12/2021	743	737	659
2531089, 5.94%, 07/12/2021	640	640	455
2531091, 6.63%, 07/12/2021	1,377	1,350	1,075
2531099, 6.85%, 07/12/2021	1,186	1,166	1,098
2531109, 6.83%, 07/12/2021	543	517	528
2531121, 6.84%, 07/12/2021	3,619	3,610	2,226
2531141, 4.97%, 07/12/2021	1,147	1,132	1,005
2531153, 5.66%, 07/12/2021	30,566	30,091	24,798
2531165, 8.1%, 07/12/2021	3,195	3,116	3,079
2531458, 4.94%, 07/13/2021	783	783	623
2531464, 8.33%, 07/13/2021	726	706	705
2531502, 6.83%, 07/13/2021	982	965	898
2531516, 6.84%, 07/13/2021	9,405	9,258	8,618
2531644, 6.84%, 07/13/2021(b)	9,343	9,253	5,643
2531729, 7.31%, 07/13/2021	8,761	8,659	7,933
2531840, 5.66%, 07/13/2021	12,328	12,103	10,079
2531908, 6.6%, 07/13/2021	2,235	2,143	2,165
2531950, 5.95%, 07/13/2021	4,180	4,098	3,712
2531960, 7.55%, 07/13/2021	973	963	947
2531974, 6.84%, 07/13/2021	2,908	2,857	2,119
2532016, 6.83%, 07/13/2021	1,043	1,025	916
2532026, 6.61%, 07/13/2021	4,437	4,343	4,117
2532054, 6.85%, 07/13/2021	2,603	2,568	2,191
2532064, 4.96%, 07/13/2021	2,346	2,344	2,035
2532119, 7.86%, 07/13/2021	171	164	167
2532144, 6.84%, 07/13/2021	5,596	5,441	5,424
2532164, 8.1%, 07/13/2021(b)	40,494	40,197	23,354
2532236, 6.84%, 07/13/2021	2,490	2,420	2,392
2532265, 7.55%, 07/13/2021	970	964	673
2532271, 6.85%, 07/13/2021	828	807	799
2532293, 6.83%, 07/13/2021	1,287	1,227	1,249
2532298, 6.6%, 07/13/2021	2,393	2,345	1,870
2532330, 4.96%, 07/13/2021	5,844	5,750	5,185
2532379, 5.66%, 07/13/2021	16,177	15,875	13,235
2532470, 5.9%, 07/13/2021	6,803	6,795	5,550
2532498, 7.55%, 07/13/2021	767	759	727
2532515, 6.6%, 07/13/2021	808	786	768
2532540, 6.85%, 07/13/2021	531	497	517
2532657, 7.07%, 07/13/2021	998	957	973
2532714, 7.55%, 07/13/2021(b)	35,592	35,432	14,896
2532966, 5.66%, 07/13/2021	3,042	2,992	2,473
2533042, 6.61%, 07/13/2021	3,986	3,884	3,786
2533076, 4.96%, 07/13/2021	3,801	3,727	3,653
2533106, 4.96%, 07/13/2021	3,107	3,105	2,028
2533137, 6.81%, 07/13/2021	532	531	371
2533141, 5.89%, 07/13/2021	1,888	1,886	1,339
2533164, 7.86%, 07/13/2021	1,506	1,471	1,341
2533177, 7.31%, 07/13/2021	891	817	867
2533228, 5.95%, 07/13/2021	22,063	21,564	21,159
2533260, 5.66%, 07/13/2021	2,968	2,929	2,369
2533264, 6.6%, 07/13/2021	4,552	4,453	4,227
2533319, 7.55%, 07/13/2021(b)	2,128	2,121	908
2533327, 7.08%, 07/13/2021	878	871	509
2533331, 5.66%, 07/13/2021	3,727	3,662	3,048
2533350, 6.62%, 07/13/2021	1,367	1,333	1,300
2533391, 6.89%, 07/13/2021(b)	808	806	314
2533402, 4.95%, 07/13/2021	3,830	3,781	3,347
2533423, 6.61%, 07/13/2021	9,653	9,487	7,454
2533444, 4.95%, 07/13/2021	2,788	2,706	2,698
2533470, 6.6%, 07/13/2021	3,292	3,217	3,066
2533535, 6.86%, 07/13/2021	1,885	1,858	1,303
2533564, 6.84%, 07/13/2021	20,512	20,090	18,256
2533697, 6.6%, 07/13/2021	1,694	1,664	1,312
2533746, 6.84%, 07/13/2021	33,586	33,049	30,810
2533871, 8.35%, 07/13/2021(b)	1,819	1,816	831
2533898, 8.11%, 07/13/2021	3,122	3,096	1,768

2533962, 6.86%, 07/13/2021	1,093	1,089	918
2533983, 6.84%, 07/13/2021	5,274	5,163	5,005
2534052, 8.35%, 07/13/2021	930	917	883
2534057, 6.85%, 07/13/2021	816	811	785
2534085, 6.6%, 07/13/2021	26,136	25,642	20,399
2534114, 6%, 07/13/2021	641	629	569
2534279, 7.32%, 07/13/2021	1,232	1,216	1,180
2534294, 7.62%, 07/13/2021	3,141	3,031	3,024
2534319, 6.82%, 07/13/2021	1,382	1,383	853
2534351, 5.66%, 07/13/2021	1,785	1,758	1,440
2534360, 6.6%, 07/13/2021(b)	13,712	13,509	10,039
2534443, 7.28%, 07/13/2021(b)	1,040	1,034	499
2534450, 7.08%, 07/13/2021	13,895	13,746	11,160
2534470, 7.65%, 07/13/2021(b)	1,413	1,385	1,091
2534484, 7.9%, 07/13/2021(b)	756	746	486
2534499, 7.85%, 07/13/2021	1,980	1,945	1,434
2534518, 6.84%, 07/13/2021	6,702	6,528	6,396
2534532, 7.86%, 07/13/2021	1,380	1,351	1,262
2534595, 6.9%, 07/13/2021	3,491	3,488	1,209
2534628, 7.86%, 07/14/2021	12,805	12,545	11,242
2534794, 7.86%, 07/14/2021(b)	16,923	16,677	11,680
2534894, 7.83%, 07/14/2021	676	656	652
2534910, 7.62%, 07/14/2021(b)	2,719	2,673	1,948
2534930, 8.32%, 07/14/2021	951	937	904
2534946, 8.1%, 07/14/2021	17,539	17,347	10,193
2535120, 5.95%, 07/14/2021	1,964	1,917	1,889
2535143, 7.87%, 07/14/2021(b)	2,187	2,159	1,454
2535154, 6.67%, 07/14/2021	14,455	14,105	13,644
2535606, 6.9%, 07/14/2021	700	699	626
2535630, 5.96%, 07/14/2021	4,912	4,824	4,342
2535687, 7.62%, 07/14/2021	3,856	3,760	3,580
2535756, 6.67%, 07/14/2021	996	977	815
2535838, 7.86%, 07/14/2021	8,160	8,002	7,163
2536595, 7.86%, 07/14/2021	1,647	1,584	1,590
2536954, 7.86%, 07/14/2021	5,741	5,662	3,704
2537077, 7.62%, 07/14/2021	4,550	4,466	3,460
2537151, 5.95%, 07/14/2021	4,340	4,259	3,844
2537233, 8.1%, 07/14/2021	659	635	639
2537273, 8.1%, 07/14/2021(b)	13,309	13,159	10,709
2537530, 8.1%, 07/14/2021	12,172	11,986	10,730
2537833, 6.67%, 07/14/2021	6,203	6,070	5,079
2538023, 7.9%, 07/15/2021	397	384	383
2538048, 7.62%, 07/15/2021	1,819	1,733	1,755
2538097, 7.86%, 07/15/2021	2,130	2,082	1,950
2538158, 5.95%, 07/15/2021	3,336	3,271	2,960
2538250, 6.94%, 07/15/2021(b)	858	857	294
2538268, 5.95%, 07/15/2021	4,888	4,808	4,280
2538327, 5.95%, 07/15/2021	2,962	2,909	2,608
2538372, 6.67%, 07/15/2021	2,936	2,725	2,859
2538515, 7.63%, 07/15/2021	2,024	1,964	1,937
2538571, 8.33%, 07/15/2021(b)	1,181	1,161	899
2538592, 6.96%, 07/15/2021(b)	591	590	215
2538611, 6%, 07/15/2021	163	160	156
2538619, 6.67%, 07/15/2021	3,637	3,553	2,985
2538672, 5.95%, 07/15/2021(b)	5,467	5,371	4,779
2538707, 7.86%, 07/15/2021	4,789	4,680	4,447
2539020, 6.9%, 07/15/2021(b)	1,522	1,520	1,082
2539049, 6.67%, 07/15/2021	2,109	2,067	1,727
2539088, 5.96%, 07/15/2021	1,211	1,186	1,074
2539137, 7.85%, 07/15/2021	3,510	3,400	3,333
2539220, 7.62%, 07/15/2021	2,964	2,884	2,745
2539276, 7.86%, 07/15/2021	1,842	1,794	1,711
2539328, 8.57%, 07/15/2021	145	140	141
2539340, 7.86%, 07/15/2021	1,640	1,599	1,546
2539411, 6.67%, 07/15/2021	64,548	63,269	52,703
2540513, 6.67%, 07/15/2021(b)	2,026	1,992	1,608
2540553, 7.86%, 07/15/2021	13,557	13,269	11,989
2540754, 7.86%, 07/15/2021	7,131	6,949	6,342
2540888, 7.62%, 07/15/2021	1,652	1,613	1,294
2542800, 8.1%, 07/16/2021	651	642	530
2542860, 7.86%, 07/16/2021	564	553	550
2542908, 7.86%, 07/16/2021(b)	2,782	2,775	1,183
2542927, 6.67%, 07/16/2021(b)	13,522	13,298	10,661
2543085, 7.86%, 07/16/2021	14,187	13,865	10,415
2543305, 5.96%, 07/16/2021	2,796	2,747	2,445
2543324, 7.62%, 07/16/2021	1,480	1,442	1,371
2543351, 5.96%, 07/16/2021	3,489	3,424	3,086
2543432, 5.97%, 07/16/2021	247	246	199
2543436, 7.86%, 07/16/2021	2,749	2,683	2,526
2543485, 7.86%, 07/16/2021	349	339	340
2543539, 7.62%, 07/16/2021	1,593	1,541	1,525
2543595, 7.86%, 07/16/2021	1,659	1,647	1,497

2543673, 7.86%, 07/16/2021	2,456	2,367	2,359
2543799, 7.87%, 07/16/2021	4,817	4,730	3,431
2543896, 5.95%, 07/16/2021	1,003	976	967
2543901, 8.57%, 07/16/2021	1,909	1,896	1,365
2543974, 7.86%, 07/16/2021	8,295	8,127	6,074
2544155, 5.95%, 07/16/2021	1,917	1,868	1,845
2544198, 8.1%, 07/16/2021(b)	9,369	9,265	5,507
2544389, 7.62%, 07/16/2021	2,928	2,869	2,251
2544448, 7.88%, 07/16/2021(b)	1,488	1,446	1,386
2544481, 6.67%, 07/16/2021(b)	4,230	4,161	3,269
2544525, 6.67%, 07/16/2021	22,363	21,681	21,508
2545025, 5.96%, 07/16/2021	2,683	2,635	2,364
2545078, 6.67%, 07/16/2021	2,231	2,181	1,833
2545151, 6.67%, 07/16/2021	10,855	10,517	10,453
2545364, 7.62%, 07/16/2021	7,594	7,429	5,920
2545554, 6.67%, 07/16/2021	1,420	1,382	1,359
2545567, 5.96%, 07/16/2021	9,042	8,873	8,025
2545803, 6.91%, 07/16/2021(b)	1,243	1,241	892
2545864, 8.57%, 07/16/2021	321	317	309
2545892, 8.32%, 07/16/2021	935	924	799
2546006, 5.96%, 07/17/2021	3,654	3,586	3,233
2546124, 5.95%, 07/17/2021	59,134	57,874	52,680
2547562, 6.67%, 07/17/2021	2,011	1,973	1,634
2547582, 7.87%, 07/17/2021	1,387	1,356	1,022
2547598, 7.62%, 07/17/2021	3,109	2,985	2,996
2547655, 7.85%, 07/17/2021	3,731	3,678	2,431
2547912, 7.87%, 07/17/2021	4,104	4,034	2,869
2547973, 7.87%, 07/17/2021	2,244	2,200	2,061
2548043, 8.33%, 07/17/2021(b)	8,863	8,802	4,130
2548152, 7.62%, 07/17/2021	9,464	9,189	8,799
2548312, 7.86%, 07/17/2021	2,625	2,560	2,416
2548385, 5.96%, 07/17/2021	1,560	1,522	1,497
2548399, 6.67%, 07/17/2021	2,837	2,723	2,743
2548482, 7.86%, 07/17/2021	7,172	6,943	6,849
2548771, 7.62%, 07/17/2021	13,474	13,157	10,571
2549059, 8.34%, 07/17/2021	2,097	2,081	1,037
2549107, 7.86%, 07/18/2021(b)	10,317	10,147	7,178
2549147, 7.55%, 07/19/2021	1,220	1,196	1,187
2549188, 7.33%, 07/18/2021	775	767	664
2549195, 7.31%, 07/18/2021(b)	2,902	2,873	2,233
2549202, 4.96%, 07/18/2021	14,498	14,243	12,896
2549282, 7.55%, 07/18/2021	2,657	2,635	2,127
2549347, 5.95%, 07/18/2021	6,669	6,535	5,919
2549366, 7.55%, 07/18/2021	5,299	5,265	2,297
2549389, 7.55%, 07/18/2021	1,868	1,843	1,783
2549414, 6.84%, 07/18/2021	4,807	4,720	3,521
2549431, 4.96%, 07/18/2021	4,380	4,298	3,905
2549471, 7.08%, 07/18/2021	4,013	3,948	3,705
2549512, 5.66%, 07/18/2021	6,575	6,488	6,202
2549558, 7.09%, 07/18/2021	3,794	3,752	2,247
2549575, 4.96%, 07/18/2021	9,399	9,269	8,159
2549612, 7.87%, 07/18/2021(b)	2,605	2,573	1,587
2549636, 7.31%, 07/18/2021	922	906	790
2549644, 5.66%, 07/18/2021	8,748	8,601	7,132
2549696, 7.62%, 07/18/2021	7,330	7,150	5,780
2549700, 4.95%, 07/18/2021	6,229	6,124	5,536
2549762, 6.6%, 07/18/2021	8,926	8,730	7,029
2549830, 5.66%, 07/18/2021	7,969	7,865	6,023
2549899, 7.62%, 07/19/2021	2,616	2,547	2,426
2549945, 4.95%, 07/19/2021	15,232	14,780	14,758
2549989, 8.11%, 07/19/2021	2,803	2,764	2,307
2550073, 8.57%, 07/19/2021	1,215	1,207	552
2550093, 7.83%, 07/19/2021(b)	1,443	1,421	982
2550121, 4.95%, 07/19/2021	3,062	3,005	2,721
2550125, 7.87%, 07/19/2021	654	636	629
2550140, 4.96%, 07/19/2021	4,402	4,314	4,224
2550161, 5.95%, 07/19/2021	7,713	7,564	6,843
2550193, 6.85%, 07/19/2021(b)	3,664	3,612	3,103
2550213, 4.99%, 07/19/2021	115	115	112
2550221, 4.96%, 07/19/2021	2,367	2,316	2,272
2550236, 7.55%, 07/19/2021	136	132	133
2550246, 5.66%, 07/19/2021	7,705	7,558	6,347
2550314, 5.66%, 07/19/2021	5,814	5,648	5,597
2550385, 6.85%, 07/19/2021	1,923	1,878	1,833
2550404, 7.55%, 07/20/2021	2,089	2,048	2,031
2550432, 7.62%, 07/20/2021(b)	1,665	1,633	1,257
2550446, 6.84%, 07/20/2021	5,390	5,312	4,578
2550466, 6.67%, 07/20/2021(b)	9,607	9,459	6,858
2550478, 6.86%, 07/20/2021	2,356	2,314	1,737
2550500, 6.82%, 07/20/2021	78	74	76
2550510, 6.84%, 07/20/2021	6,409	6,263	5,696
2550604, 6.87%, 07/20/2021(b)	1,211	1,208	526

2550608, 5.91%, 07/20/2021	3,182	3,177	1,962
2550629, 6.84%, 07/20/2021	7,188	7,070	6,107
2550678, 5.92%, 07/20/2021	277	276	270
2550683, 5.95%, 07/20/2021	6,752	6,609	6,021
2550725, 7.09%, 07/20/2021	3,350	3,316	1,998
2550730, 5.66%, 07/20/2021	6,855	6,660	6,599
2550781, 4.94%, 07/20/2021	442	442	418
2550790, 5.89%, 07/20/2021(b)	2,570	2,568	990
2550801, 6.84%, 07/20/2021	12,937	12,741	8,522
2550853, 6.91%, 07/20/2021	2,888	2,884	993
2550881, 6.6%, 07/20/2021	17,198	16,897	13,231
2550926, 6.67%, 07/20/2021(b)	4,705	4,620	3,744
2550972, 6.83%, 07/20/2021	2,150	2,137	898
2550983, 6.85%, 07/20/2021	2,882	2,834	2,031
2551001, 6.84%, 07/20/2021	4,937	4,789	4,789
2551041, 7.62%, 07/20/2021	3,015	2,937	2,391
2551064, 4.95%, 07/20/2021(b)	8,715	8,601	7,525
2551105, 7.08%, 07/20/2021	705	693	651
2551109, 6.84%, 07/20/2021(b)	1,216	1,180	1,163
2551124, 5.95%, 07/20/2021	2,823	2,757	2,522
2551134, 4.97%, 07/20/2021	285	285	197
2551138, 6.84%, 07/20/2021	28,956	28,449	21,098
2551250, 6.84%, 07/20/2021	980	956	872
2551252, 6.83%, 07/20/2021(b)	1,757	1,731	1,212
2551268, 6.84%, 07/20/2021	10,921	10,734	7,977
2551278, 8.57%, 07/20/2021	6,331	6,272	5,092
2551311, 6.61%, 07/20/2021	3,959	3,830	3,804
2551342, 6.84%, 07/20/2021	2,813	2,758	2,487
2551365, 6.6%, 07/20/2021	20,833	20,392	16,508
2551644, 5.95%, 07/21/2021	3,989	3,906	3,562
2552417, 6.84%, 07/21/2021	3,415	3,397	2,922
2552508, 6.83%, 07/21/2021	1,532	1,501	1,410
2552529, 7.55%, 07/21/2021	474	464	459
2552566, 6.86%, 07/21/2021	2,508	2,465	1,830
2552579, 7.09%, 07/21/2021	2,022	1,998	1,205
2552585, 7.62%, 07/21/2021	3,255	3,153	3,023
2552590, 6.6%, 07/21/2021(b)	16,368	15,879	15,711
2552764, 8.1%, 07/21/2021	8,414	8,328	4,995
2552817, 6.6%, 07/21/2021	2,535	2,487	1,988
2552831, 6.61%, 07/21/2021(b)	8,659	8,499	6,748
2552911, 7.31%, 07/21/2021	1,494	1,475	1,362
2552934, 6.84%, 07/21/2021	1,612	1,583	1,482
2552982, 5.66%, 07/21/2021	3,039	2,958	2,922
2552997, 6.84%, 07/21/2021(b)	2,219	2,214	968
2553007, 6.83%, 07/21/2021	76	73	74
2553011, 7.55%, 07/21/2021	1,718	1,708	1,383
2553014, 5.96%, 07/21/2021	3,380	3,308	3,016
2553028, 4.97%, 07/21/2021	2,015	1,980	1,797
2553048, 5.66%, 07/21/2021	9,310	9,115	8,797
2553153, 7.55%, 07/21/2021	405	392	395
2553170, 5.95%, 07/21/2021(b)	3,094	3,043	2,677
2553173, 6.85%, 07/21/2021	786	729	765
2553221, 6.84%, 07/21/2021	5,081	4,947	4,826
2553236, 7.86%, 07/21/2021(b)	33,666	33,046	23,784
2553258, 4.95%, 07/21/2021	2,664	2,623	2,359
2553268, 5.66%, 07/21/2021	3,930	3,843	3,710
2553300, 7.55%, 07/21/2021	53	49	52
2553326, 6.85%, 07/21/2021(b)	3,662	3,627	2,122
2553351, 5.66%, 07/21/2021	8,201	8,019	7,764
2553388, 6.6%, 07/21/2021	15,399	14,902	14,781
2553566, 6.6%, 07/21/2021	783	767	618
2553597, 7.55%, 07/21/2021	450	446	399
2553610, 4.97%, 07/21/2021	1,966	1,930	1,756
2553617, 6.85%, 07/21/2021	1,285	1,264	894
2553632, 7.55%, 07/21/2021(b)	1,045	1,040	483
2553641, 7.55%, 07/21/2021(b)	1,640	1,626	1,315
2553675, 6.85%, 07/21/2021	4,521	4,434	3,990
2553708, 7.55%, 07/21/2021	672	667	488
2553716, 4.96%, 07/21/2021	2,427	2,390	2,152
2553747, 5.91%, 07/21/2021	1,068	1,067	651
2553755, 4.95%, 07/21/2021	2,622	2,570	2,514
2553790, 6.83%, 07/21/2021(b)	1,092	1,077	722
2553802, 6.84%, 07/21/2021	594	553	579
2553838, 5.66%, 07/21/2021(b)	16,816	16,583	12,856
2553919, 4.97%, 07/21/2021	2,583	2,538	2,303
2553954, 5.66%, 07/21/2021	14,706	14,433	12,130
2554199, 6.6%, 07/21/2021	876	860	677
2554214, 5.87%, 07/21/2021	192	192	188
2554220, 4.96%, 07/21/2021	10,074	9,902	8,970
2554291, 5.66%, 07/21/2021	1,842	1,806	1,521
2554312, 4.95%, 07/21/2021	137	136	133
2554339, 7.08%, 07/21/2021	1,015	988	982

2554408, 6.6%, 07/21/2021	1,773	1,726	1,688
2554442, 6.84%, 07/21/2021(b)	4,691	4,600	3,483
2554484, 6.6%, 07/21/2021	8,271	8,073	7,671
2554511, 7.62%, 07/21/2021	21,555	20,926	20,024
2554549, 7.08%, 07/21/2021	4,204	4,142	3,728
2554581, 5.66%, 07/21/2021	26,449	25,946	21,851
2554853, 6.83%, 07/21/2021(b)	5,984	5,886	4,319
2554930, 4.95%, 07/21/2021	8,784	8,595	8,431
2555021, 6.6%, 07/21/2021	3,737	3,670	2,892
2555037, 6.83%, 07/21/2021	904	841	877
2555082, 5.66%, 07/21/2021(b)	9,546	9,404	7,626
2555181, 6.84%, 07/21/2021	2,068	2,024	1,968
2555198, 4.96%, 07/21/2021	4,639	4,555	4,143
2555249, 6.84%, 07/21/2021	6,877	6,482	6,679
2555349, 6.93%, 07/21/2021(b)	949	948	350
2555383, 6.84%, 07/21/2021	6,151	6,026	5,851
2555443, 4.95%, 07/21/2021	4,652	4,558	4,464
2555456, 8.57%, 07/22/2021	156	142	152
2555505, 7.62%, 07/22/2021	1,650	1,613	1,290
2555524, 7.62%, 07/22/2021	1,556	1,498	1,486
2555545, 7.86%, 07/22/2021	1,636	1,552	1,544
2555576, 7.86%, 07/22/2021	1,278	1,251	1,092
2555589, 7.86%, 07/22/2021(b)	18,473	18,127	13,283
2555598, 6.6%, 07/22/2021	10,082	9,840	9,317
2555652, 7.08%, 07/22/2021	8,154	8,004	7,538
2555822, 6.85%, 07/22/2021(b)	2,868	2,821	2,026
2555848, 6.84%, 07/22/2021	4,866	4,849	2,042
2555887, 5.66%, 07/22/2021	4,496	4,399	4,244
2555908, 8.57%, 07/22/2021	8,734	8,684	3,990
2555926, 6.87%, 07/22/2021	671	647	649
2555936, 5.66%, 07/22/2021	1,264	1,218	1,217
2555969, 7.55%, 07/22/2021(b)	4,814	4,787	2,240
2556026, 6%, 07/22/2021	651	637	581
2556030, 7.09%, 07/22/2021	932	920	768
2556036, 5.96%, 07/22/2021	3,874	3,802	3,425
2556049, 7.31%, 07/22/2021(b)	3,469	3,438	1,844
2556076, 5%, 07/22/2021	766	755	678
2556103, 4.95%, 07/22/2021	2,077	2,034	1,858
2556133, 8.33%, 07/22/2021	1,655	1,637	879
2556175, 4.96%, 07/22/2021	2,921	2,852	2,807
2556191, 7.62%, 07/22/2021	8,157	7,906	7,752
2556258, 5.66%, 07/22/2021	2,752	2,698	2,277
2556324, 7.29%, 07/22/2021	1,107	1,096	862
2556345, 5.9%, 07/22/2021	7,116	7,102	6,008
2556493, 7.86%, 07/22/2021	5,397	5,228	5,184
2556750, 7.86%, 07/22/2021	1,918	1,867	1,698
2556807, 4.96%, 07/22/2021	5,633	5,541	5,002
2556809, 8.33%, 07/22/2021	2,350	2,317	1,831
2556884, 6.84%, 07/22/2021	3,952	3,880	2,915
2556897, 7.84%, 07/22/2021	939	918	773
2556922, 5.95%, 07/22/2021	58,048	57,008	51,116
2557157, 6.84%, 07/22/2021	60,997	59,946	43,074
2557761, 6.84%, 07/22/2021(b)	1,551	1,527	1,024
2557777, 6.84%, 07/22/2021	5,169	5,073	4,553
2557787, 7.87%, 07/22/2021(b)	3,670	3,579	3,255
2557865, 7.62%, 07/22/2021	3,212	3,136	2,539
2557976, 5.91%, 07/22/2021(b)	554	553	344
2557985, 6.84%, 07/22/2021(b)	5,125	5,054	3,394
2557996, 7.85%, 07/22/2021(b)	2,189	2,151	1,535
2558064, 8.11%, 07/22/2021	1,433	1,403	1,272
2558081, 4.97%, 07/22/2021	1,103	1,102	903
2558099, 6.67%, 07/22/2021(b)	45,991	45,144	36,957
2558143, 6.84%, 07/22/2021	4,863	4,725	4,687
2558280, 5.66%, 07/22/2021	13,849	13,524	13,092
2558511, 7.31%, 07/22/2021	1,673	1,536	1,632
2558680, 5.66%, 07/22/2021(b)	4,660	4,587	3,710
2558721, 6.61%, 07/22/2021(b)	8,631	8,480	6,485
2559892, 7.62%, 07/23/2021	3,585	3,490	2,850
2559975, 7.85%, 07/23/2021	2,926	2,884	1,935
2560003, 7.86%, 07/23/2021	8,741	8,385	8,416
2560283, 8.32%, 07/23/2021(b)	1,808	1,791	952
2560314, 5.95%, 07/23/2021(b)	9,682	9,534	7,929
2560533, 7.88%, 07/23/2021	636	622	585
2560548, 5.95%, 07/23/2021	3,372	3,301	3,011
2560662, 6.67%, 07/23/2021(b)	22,083	21,660	17,752
2560957, 7.86%, 07/23/2021(b)	5,810	5,731	3,696
2561009, 8.57%, 07/23/2021(b)	2,413	2,382	2,207
2561071, 7.86%, 07/23/2021(b)	5,600	5,500	3,833
2561125, 8.1%, 07/23/2021	4,054	3,977	3,599
2561185, 6.67%, 07/23/2021(b)	2,945	2,886	2,399
2561242, 7.86%, 07/23/2021	4,914	4,759	4,718
2561360, 7.85%, 07/23/2021(b)	1,856	1,818	1,317

2561400, 7.87%, 07/23/2021	2,745	2,708	1,800
2561455, 8.57%, 07/23/2021	797	778	776
2561489, 5.96%, 07/23/2021	1,090	1,090	614
2561505, 8.1%, 07/23/2021	19,513	19,254	11,761
2561766, 7.62%, 07/23/2021	14,242	13,829	13,234
2562004, 5.95%, 07/23/2021	20,935	20,550	18,429
2562506, 8.12%, 07/23/2021	1,546	1,525	932
2562561, 7.62%, 07/23/2021	3,959	3,871	3,099
2562649, 7.86%, 07/23/2021(b)	933	916	658
2562666, 7.62%, 07/23/2021	1,575	1,538	1,246
2562698, 6.91%, 07/23/2021	2,282	2,272	2,161
2562804, 5.96%, 07/23/2021	859	854	837
2562904, 5.95%, 07/23/2021	3,272	3,187	3,139
2563033, 5.95%, 07/23/2021	3,168	3,098	2,833
2563072, 7.62%, 07/24/2021	4,276	4,162	3,408
2563176, 7.87%, 07/24/2021(b)	3,441	3,397	2,102
2563214, 7.85%, 07/24/2021	2,382	2,329	2,031
2563254, 7.86%, 07/24/2021	3,538	3,476	2,470
2563294, 8.33%, 07/24/2021	3,957	3,895	3,410
2563380, 8.57%, 07/24/2021	707	706	647
2563472, 7.86%, 07/24/2021	4,446	4,308	4,149
2563594, 7.62%, 07/24/2021	9,325	9,055	8,649
2563878, 5.95%, 07/24/2021	7,162	7,036	6,272
2564035, 5.95%, 07/24/2021	5,651	5,534	5,040
2564134, 8.57%, 07/24/2021	3,745	3,622	3,663
2564464, 6.67%, 07/24/2021	657	640	618
2564484, 5.96%, 07/24/2021	4,396	4,286	4,214
2564579, 7.86%, 07/24/2021	2,031	1,972	1,892
2564620, 8.35%, 07/24/2021(b)	2,473	2,446	1,320
2564637, 8.11%, 07/24/2021	601	586	563
2564665, 8.57%, 07/24/2021(b)	14,002	13,881	6,410
2565243, 6.91%, 07/24/2021	2,684	2,673	2,407
2565330, 5.96%, 07/24/2021	7,039	6,906	6,231
2565540, 7.65%, 07/24/2021	1,171	1,137	1,086
2565550, 7.86%, 07/24/2021	2,336	2,319	2,009
2565655, 6.9%, 07/24/2021(b)	928	929	583
2565700, 7.86%, 07/24/2021	9,426	9,215	6,945
2565829, 7.86%, 07/24/2021(b)	3,668	3,615	2,406
2565908, 8.35%, 07/24/2021	1,073	1,053	1,003
2566092, 8.1%, 07/24/2021	3,865	3,717	3,750
2566186, 7.86%, 07/24/2021	7,964	7,715	7,594
2566212, 5.95%, 07/25/2021	51,510	50,398	46,058
2566227, 7.31%, 07/25/2021(b)	14,767	14,634	7,929
2566322, 4.95%, 07/25/2021	2,307	2,265	2,063
2566333, 5.66%, 07/25/2021(b)	45,717	44,951	36,911
2566592, 7.3%, 07/25/2021(b)	2,609	2,586	1,373
2566610, 6.84%, 07/25/2021	469	460	432
2566614, 7.3%, 07/25/2021	1,206	1,193	638
2566642, 4.95%, 07/25/2021(b)	5,466	5,387	4,716
2566675, 5.66%, 07/25/2021	4,702	4,624	3,806
2566723, 6.86%, 07/25/2021	1,026	1,002	910
2566736, 6.84%, 07/25/2021	1,773	1,746	1,514
2566752, 5.66%, 07/25/2021	3,970	3,899	3,234
2566786, 4.96%, 07/25/2021	1,914	1,885	1,682
2566807, 6.6%, 07/25/2021	1,502	1,448	1,445
2566855, 7.06%, 07/25/2021	1,447	1,431	866
2566864, 4.95%, 07/25/2021	2,964	2,915	2,636
2566894, 4.97%, 07/25/2021	2,011	1,973	1,798
2566918, 6.87%, 07/25/2021	0	0	0
2566958, 4.92%, 07/25/2021	500	499	443
2566968, 6.61%, 07/25/2021	2,393	2,312	2,295
2567001, 6.6%, 07/25/2021	489	480	386
2567010, 7.55%, 07/25/2021(b)	4,675	4,645	2,210
2567029, 5.66%, 07/26/2021	10,472	10,297	8,480
2567081, 6.84%, 07/26/2021	4,379	4,281	3,289
2567125, 6.86%, 07/26/2021	1,275	1,251	942
2567133, 4.95%, 07/26/2021	3,675	3,603	3,292
2567165, 4.96%, 07/26/2021(b)	6,353	6,259	5,510
2567216, 6.6%, 07/26/2021(b)	1,612	1,582	1,250
2567229, 6.84%, 07/26/2021	1,165	1,143	814
2567244, 4.95%, 07/26/2021	15,945	15,658	14,262
2567395, 4.96%, 07/26/2021	800	799	555
2567410, 4.95%, 07/26/2021(b)	5,997	5,913	5,109
2567442, 6.6%, 07/26/2021(b)	6,601	6,481	4,991
2567477, 6.84%, 07/26/2021(b)	669	660	449
2567482, 4.99%, 07/26/2021	639	639	351
2567486, 6.85%, 07/26/2021	1,921	1,909	1,651
2567510, 4.96%, 07/26/2021	2,626	2,581	2,341
2567532, 4.95%, 07/26/2021(b)	5,670	5,587	4,936
2567578, 6.84%, 07/26/2021	6,221	6,068	5,919
2567753, 6.6%, 07/27/2021(b)	13,735	13,504	9,526
2567826, 8.32%, 07/27/2021	275	260	268

2567961, 7.86%, 07/27/2021	2,837	2,685	2,759
2568022, 4.95%, 07/27/2021	5,097	5,013	4,518
2568089, 7.55%, 07/27/2021	580	571	555
2568112, 5.66%, 07/27/2021	20,601	20,088	19,717
2568311, 6.67%, 07/27/2021	194	190	183
2568327, 7.87%, 07/27/2021	4,204	4,125	2,999
2568458, 7.55%, 07/27/2021	1,051	1,041	761
2568471, 7.08%, 07/27/2021(b)	2,597	2,569	1,591
2568503, 7.31%, 07/27/2021	16,009	15,810	13,862
2568512, 7.86%, 07/27/2021	4,561	4,326	4,414
2568694, 4.96%, 07/27/2021(b)	6,122	6,033	5,298
2568767, 6.6%, 07/27/2021	910	853	885
2568794, 6.6%, 07/27/2021	20,626	20,194	16,359
2568829, 7.86%, 07/27/2021(b)	27,125	26,656	19,081
2568978, 7.11%, 07/27/2021(b)	1,255	1,243	770
2568982, 7.32%, 07/27/2021	2,901	2,867	2,291
2569010, 4.95%, 07/27/2021	42,521	41,642	40,774
2569409, 5.66%, 07/27/2021	4,901	4,792	4,631
2569465, 6.84%, 07/27/2021	1,764	1,700	1,713
2569471, 7.62%, 07/27/2021	1,486	1,370	1,448
2569478, 6.84%, 07/27/2021	342	320	334
2569495, 6.6%, 07/27/2021	1,911	1,868	1,526
2569547, 6.6%, 07/27/2021	27,658	27,098	22,003
2569738, 6.84%, 07/27/2021	10,263	10,063	7,655
2569756, 8.33%, 07/27/2021	9,856	9,730	7,777
2569834, 6.84%, 07/27/2021	5,544	5,376	5,291
2569925, 6.84%, 07/27/2021	1,693	1,669	1,126
2569940, 5.66%, 07/27/2021	4,721	4,634	3,889
2570092, 6.85%, 07/27/2021(b)	3,539	3,493	2,192
2570161, 6.67%, 07/27/2021	13,418	13,043	12,712
2570165, 4.91%, 07/27/2021	295	291	282
2570170, 6.84%, 07/27/2021	13,908	13,622	12,834
2570337, 5.66%, 07/27/2021	4,319	4,191	4,160
2570374, 6.84%, 07/27/2021	939	933	694
2570397, 5.66%, 07/27/2021	1,584	1,541	1,520
2570406, 7.32%, 07/27/2021	2,759	2,724	2,176
2570421, 7.08%, 07/27/2021	230	214	224
2570446, 7.55%, 07/27/2021	1,036	1,030	494
2570486, 7.55%, 07/27/2021(b)	16,835	16,722	7,917
2570578, 6.6%, 07/27/2021	8,531	8,004	8,302
2570621, 7.85%, 07/27/2021	2,483	2,425	1,861
2570650, 8.33%, 07/27/2021	2,543	2,494	2,391
2570794, 7.89%, 07/27/2021(b)	1,318	1,301	774
2570798, 6.86%, 07/27/2021(b)	2,069	2,036	1,472
2570814, 6.84%, 07/27/2021(b)	5,537	5,463	3,716
2570826, 7.86%, 07/27/2021	11,063	10,763	9,847
2570848, 5.66%, 07/27/2021	22,768	22,321	18,923
2570958, 6.84%, 07/27/2021	1,095	1,069	1,038
2570965, 7.31%, 07/27/2021	8,569	8,452	7,401
2571031, 6.85%, 07/27/2021	1,647	1,588	1,600
2571033, 7.85%, 07/27/2021	1,358	1,256	1,321
2571066, 6.6%, 07/27/2021	1,124	1,094	1,068
2571085, 7.08%, 07/27/2021	9,287	9,172	5,687
2571163, 8.34%, 07/27/2021	3,083	3,036	2,640
2571167, 4.96%, 07/27/2021	460	458	450
2571217, 5.66%, 07/27/2021	897	876	848
2571241, 4.95%, 07/27/2021	13,209	13,008	11,630
2571315, 7.85%, 07/28/2021	5,755	5,636	3,626
2571512, 6.92%, 07/28/2021	360	359	307
2571521, 7.62%, 07/28/2021	18,167	17,535	17,386
2572076, 6.67%, 07/28/2021	2,401	2,331	2,274
2572120, 7.84%, 07/28/2021(b)	474	471	317
2572129, 7.62%, 07/28/2021	2,696	2,598	2,583
2572234, 5.97%, 07/28/2021	1,423	1,378	1,375
2572307, 7.62%, 07/28/2021	2,303	2,251	1,797
2572332, 7.86%, 07/28/2021	1,922	1,794	1,873
2572474, 7.86%, 07/28/2021	1,982	1,890	1,920
2572556, 8.57%, 07/28/2021	3,460	3,406	3,174
2572675, 5.96%, 07/28/2021	3,672	3,601	3,252
2572708, 7.62%, 07/28/2021	10,606	10,339	8,467
2572907, 8.57%, 07/28/2021	532	524	488
2572924, 8.57%, 07/28/2021	544	538	443
2572935, 7.87%, 07/28/2021	2,469	2,422	1,769
2573023, 8.1%, 07/28/2021(b)	15,661	15,480	8,955
2573211, 7.85%, 07/28/2021(b)	2,376	2,336	1,460
2573249, 6.67%, 07/28/2021	5,906	5,756	5,570
2573343, 7.62%, 07/28/2021	761	729	732
2573358, 7.62%, 07/28/2021	7,766	7,482	7,439
2573478, 7.62%, 07/28/2021	9,274	8,979	8,816
2573751, 7.86%, 07/28/2021(b)	15,496	15,254	10,414
2573998, 7.86%, 07/28/2021	1,824	1,752	1,753
2574059, 8.57%, 07/28/2021	925	916	683

2574070, 7.62%, 07/28/2021	5,923	5,695	5,672
2574235, 6.92%, 07/28/2021	2,771	2,764	1,772
2574281, 7.89%, 07/28/2021(b)	625	622	277
2574292, 5.95%, 07/28/2021	995	995	319
2574353, 5.95%, 07/28/2021	10,256	9,986	9,849
2574549, 5.95%, 07/28/2021	3,177	3,095	3,049
2574683, 7.87%, 07/29/2021	2,277	2,236	1,535
2574759, 5.96%, 07/29/2021	3,517	3,429	3,157
2574860, 7.86%, 07/29/2021	12,095	11,806	10,734
2575090, 8.34%, 07/29/2021	14,920	14,743	8,171
2575344, 6.9%, 07/29/2021	9,653	9,612	8,257
2575640, 8.33%, 07/29/2021	6,751	6,616	6,174
2575816, 6.67%, 07/29/2021(b)	7,689	7,534	6,174
2575919, 7.9%, 07/29/2021(b)	777	766	527
2575937, 7.62%, 07/29/2021	2,271	2,184	2,178
2576006, 8.57%, 07/29/2021	1,098	1,088	511
2576027, 6.91%, 07/29/2021(b)	14,002	13,962	8,972
2576355, 7.81%, 07/29/2021(b)	634	630	275
2576366, 7.88%, 07/29/2021	2,021	2,005	1,373
2576395, 7.86%, 07/29/2021	2,917	2,843	2,203
2576430, 8.57%, 07/29/2021	521	515	425
2576434, 8.57%, 07/29/2021	2,675	2,634	2,397
2576470, 8.33%, 07/29/2021	2,277	2,249	1,243
2576488, 6.9%, 07/29/2021(b)	14,531	14,501	5,896
2576699, 7.87%, 07/29/2021(b)	1,507	1,481	1,001
2576713, 7.62%, 07/29/2021	2,600	2,540	2,022
2576741, 7.86%, 07/29/2021(b)	1,288	1,242	1,194
2576781, 7.86%, 07/29/2021	129	127	124
2576861, 5.97%, 07/29/2021	1,475	1,472	1,050
2576924, 7.86%, 07/29/2021	721	691	693
2576949, 5.95%, 07/29/2021	11,982	11,672	11,498
2577253, 8.1%, 07/29/2021	2,151	2,078	2,082
2577306, 5.96%, 07/29/2021	2,243	2,158	2,172
2577371, 6.67%, 07/29/2021	1,192	1,149	1,146
2577405, 8.57%, 07/29/2021	436	429	400
2577413, 5.94%, 07/29/2021	1,193	1,154	1,152
2577450, 5.96%, 07/29/2021	423	416	403
2577463, 5.94%, 07/29/2021	2,164	2,122	1,918
2577563, 7.86%, 07/29/2021	1,733	1,678	1,602
2577601, 7.85%, 07/29/2021	2,399	2,383	1,805
2577644, 7.85%, 07/29/2021	2,015	1,977	1,450
2577702, 5.95%, 07/29/2021(b)	4,578	4,575	1,604
2577758, 8.32%, 07/29/2021	1,409	1,390	1,117
2579033, 7.62%, 07/30/2021(b)	4,046	3,958	3,038
2579083, 5.95%, 07/30/2021	13,413	13,088	12,053
2579171, 7.87%, 07/30/2021	2,605	2,559	1,761
2579195, 8.1%, 07/30/2021(b)	6,907	6,779	5,768
2579309, 7.88%, 07/30/2021	1,147	1,123	989
2579319, 7.87%, 07/30/2021	1,544	1,532	1,169
2579345, 7.86%, 07/30/2021	1,954	1,899	1,740
2579413, 5.99%, 07/30/2021	412	411	288
2579428, 8.57%, 07/30/2021	461	447	449
2579455, 7.86%, 07/30/2021(b)	3,624	3,565	2,430
2579563, 5.99%, 07/30/2021	333	332	321
2579579, 6%, 07/30/2021	431	430	382
2579586, 7.86%, 07/30/2021	7,961	7,602	7,665
2580028, 6.67%, 07/30/2021(b)	6,046	5,938	4,299
2580097, 7.86%, 07/30/2021	852	820	825
2580134, 7.88%, 07/30/2021(b)	2,171	2,138	1,394
2580163, 7.88%, 07/30/2021	1,967	1,934	1,322
2580189, 5.96%, 07/30/2021	1,717	1,649	1,661
2580246, 6.9%, 07/30/2021	2,783	2,747	2,716
2580411, 7.9%, 07/30/2021	246	241	240
2580419, 7.86%, 07/30/2021	3,684	3,602	3,175
2580469, 7.86%, 07/30/2021	16,360	15,854	15,521
2580709, 5.94%, 07/30/2021	762	761	431
2580724, 6.9%, 07/30/2021(b)	3,268	3,259	1,337
2580788, 7.84%, 07/30/2021	616	587	596
2580794, 5.95%, 07/30/2021	500	499	354
2580807, 7.62%, 07/30/2021	3,356	3,251	3,120
2580854, 5.96%, 07/30/2021	3,823	3,743	3,407
2580925, 7.85%, 07/30/2021(b)	746	741	502
2580940, 7.86%, 07/30/2021	1,623	1,564	1,555
2580999, 7.62%, 07/30/2021	23,933	23,102	22,811
2581359, 5.96%, 07/30/2021	8,442	8,229	7,600
2581508, 5.95%, 07/30/2021	7,853	7,844	4,490
2581614, 7.86%, 07/30/2021	1,599	1,560	1,205
2581646, 5.95%, 07/30/2021	1,086	1,081	1,046
2581697, 6.67%, 07/30/2021	12,291	12,025	10,068
2581886, 5.96%, 07/30/2021	2,319	2,269	2,079
2581918, 8.1%, 07/30/2021(b)	12,870	12,689	7,931
2582082, 7.9%, 07/30/2021(b)	866	852	584

2582093, 8.57%, 07/30/2021	2,334	2,287	2,237
2582164, 7.86%, 07/30/2021	1,794	1,759	1,207
2582185, 7.86%, 07/30/2021(b)	10,974	10,753	7,654
2582264, 8.57%, 07/30/2021	1,467	1,410	1,429
2582329, 8.34%, 07/30/2021	16,073	15,869	8,828
2582492, 8.57%, 07/31/2021	4,470	4,421	3,364
2582688, 5.95%, 07/31/2021	1,991	1,988	1,410
2582730, 6%, 07/31/2021	631	614	604
2582906, 8.28%, 07/31/2021(b)	695	689	343
2582953, 7.9%, 07/31/2021	473	455	456
2582976, 6.91%, 07/31/2021	5,752	5,728	3,697
2583221, 6.67%, 07/31/2021	3,725	3,640	3,083
2583287, 7.86%, 07/31/2021	6,949	6,783	6,157
2583413, 5.95%, 07/31/2021	3,876	3,798	3,440
2583437, 5.95%, 07/31/2021	1,688	1,657	1,485
2583457, 5.95%, 07/31/2021	4,878	4,744	4,678
2583574, 7.62%, 07/31/2021	1,434	1,396	1,150
2583594, 5.95%, 07/31/2021	50,432	49,479	44,024
2584196, 7.84%, 07/31/2021	944	918	885
2584256, 8.1%, 07/31/2021	2,070	2,034	1,728
2584304, 7.86%, 07/31/2021	2,246	2,194	2,073
2584334, 7.62%, 07/31/2021(b)	5,095	4,973	3,995
2584387, 8.57%, 07/31/2021	185	182	179
2584391, 8.34%, 07/31/2021	5,002	4,900	4,594
2584521, 8.57%, 07/31/2021	10,358	10,158	9,921
2584797, 6.67%, 07/31/2021	4,667	4,539	4,403
2584874, 7.62%, 07/31/2021	2,023	1,968	1,625
2584897, 7.62%, 07/31/2021	29,017	28,217	23,341
2585231, 5.95%, 07/31/2021	2,897	2,836	2,583
2585245, 8.1%, 07/31/2021	19,680	19,263	17,637
2585673, 7.62%, 07/31/2021	2,072	2,015	1,661
2585721, 6.91%, 07/31/2021	1,336	1,329	1,224
2585733, 7.86%, 07/31/2021	7,437	6,897	7,258
2586043, 8.1%, 08/01/2021	2,247	2,161	2,175
2586122, 8.1%, 08/01/2021	7,671	7,516	6,374
2586195, 5.95%, 08/01/2021	1,952	1,887	1,885
2586240, 5.9%, 08/01/2021	564	563	326
2586257, 5.95%, 08/01/2021	1,532	1,500	1,364
2586273, 5.95%, 08/01/2021	13,532	13,148	13,001
2586488, 7.62%, 08/01/2021	1,456	1,416	1,168
2586512, 8.35%, 08/01/2021	2,808	2,765	2,234
2586558, 7.62%, 08/01/2021	1,343	1,300	1,248
2586577, 7.86%, 08/01/2021	3,686	3,600	2,756
2586618, 7.87%, 08/01/2021(b)	3,356	3,285	2,321
2586650, 7.62%, 08/01/2021	2,262	2,139	2,189
2586712, 8.34%, 08/01/2021(b)	1,922	1,891	1,534
2586766, 7.86%, 08/01/2021(b)	3,099	3,028	2,302
2586811, 8.1%, 08/01/2021	2,689	2,628	2,409
2586854, 7.86%, 08/01/2021	2,434	2,373	2,248
2586898, 7.86%, 08/01/2021	1,335	1,255	1,300
2586932, 8.1%, 08/01/2021	349	317	340
2587008, 7.63%, 08/02/2021	4,247	4,124	3,430
2587058, 6.67%, 08/02/2021	1,799	1,744	1,703
2587089, 7.85%, 08/02/2021	3,182	3,120	2,176
2587144, 6.67%, 08/02/2021	796	768	766
2587151, 6.67%, 08/02/2021	2,749	2,682	2,293
2587188, 6.67%, 08/02/2021(b)	19,622	19,240	15,381
2587361, 5.95%, 08/02/2021	1,824	1,783	1,629
2587390, 7.88%, 08/02/2021	225	217	220
2587396, 8.35%, 08/02/2021	1,467	1,426	1,415
2587513, 8.1%, 08/02/2021	898	875	848
2587537, 7.62%, 08/02/2021	10,630	9,973	10,295
2588206, 5.97%, 08/03/2021	1,279	1,277	916
2588251, 7.87%, 08/03/2021(b)	2,489	2,438	2,155
2588318, 7.62%, 08/03/2021	2,296	2,175	2,220
2588388, 6.67%, 08/03/2021	2,155	2,089	2,058
2588439, 6.67%, 08/03/2021	2,256	2,195	2,128
2588509, 7.85%, 08/03/2021(b)	1,346	1,317	972
2588536, 7.94%, 08/03/2021	335	322	320
2588547, 6.67%, 08/03/2021(b)	17,161	16,771	13,820
2589222, 8.33%, 08/03/2021	3,269	3,187	3,131
2589310, 5.95%, 08/03/2021(b)	7,717	7,559	6,843
2589430, 8.12%, 08/03/2021	1,750	1,720	1,090
2589467, 7.83%, 08/03/2021(b)	1,399	1,376	950
2589492, 6.9%, 08/03/2021	1,833	1,824	1,385
2589537, 7.86%, 08/03/2021	13,080	12,760	12,090
2589738, 5.95%, 08/03/2021	7,823	7,613	7,486
2589985, 8.57%, 08/03/2021(b)	1,736	1,718	857
2590032, 8.57%, 08/03/2021	963	951	728
2590069, 5.95%, 08/03/2021	17,808	17,483	15,287
2590661, 7.85%, 08/03/2021(b)	1,706	1,678	1,146
2590697, 7.86%, 08/03/2021	2,506	2,443	1,910

2590723, 6.95%, 08/03/2021	513	528	431
2590745, 6.88%, 08/03/2021	125	126	122
2590757, 8.35%, 08/03/2021	2,629	2,596	1,475
2590864, 8.11%, 08/03/2021	496	457	483
2590897, 7.85%, 08/03/2021	1,004	912	973
2590984, 7.86%, 08/03/2021	2,828	2,757	2,519
2591062, 5.96%, 08/03/2021	2,087	2,050	1,789
2591113, 6.67%, 08/03/2021(b)	7,050	6,906	5,690
2591205, 5.99%, 08/03/2021(b)	577	577	190
2591237, 7.88%, 08/04/2021(b)	1,802	1,773	1,158
2591313, 8.38%, 08/04/2021(b)	516	511	263
2591321, 7.86%, 08/04/2021	607	562	592
2591363, 8.57%, 08/04/2021(b)	1,318	1,305	665
2591392, 8.1%, 08/04/2021(b)	2,094	2,055	1,760
2591438, 5.97%, 08/04/2021(b)	2,502	2,498	911
2591459, 5.97%, 08/04/2021	1,424	1,421	1,029
2591487, 8.1%, 08/04/2021	1,418	1,353	1,375
2591534, 7.62%, 08/04/2021	15,273	14,850	12,349
2591702, 7.87%, 08/04/2021	985	975	853
2591822, 8.11%, 08/04/2021	878	850	848
2591837, 7.62%, 08/04/2021	22,992	22,408	18,380
2592138, 6.67%, 08/04/2021	5,132	4,806	4,996
2592415, 6.67%, 08/04/2021	2,377	2,328	1,972
2592467, 8.34%, 08/04/2021	2,425	2,387	1,948
2593131, 7.87%, 08/04/2021	2,104	2,065	1,445
2593151, 7.62%, 08/04/2021	1,804	1,743	1,682
2593165, 7.86%, 08/04/2021(b)	5,089	4,997	3,634
2593269, 7.85%, 08/04/2021	1,937	1,892	1,421
2593316, 7.88%, 08/04/2021	1,015	983	962
2593331, 5.95%, 08/04/2021	3,076	2,975	2,965
2593403, 7.66%, 08/04/2021	1,019	994	806
2593434, 5.95%, 08/04/2021	10,216	9,956	9,768
2593571, 5.95%, 08/04/2021	3,056	2,982	2,750
2593671, 7.62%, 08/04/2021(b)	2,455	2,398	1,890
2593681, 7.87%, 08/04/2021(b)	4,717	4,632	3,162
2593766, 5.95%, 08/04/2021	15,554	15,087	14,952
2594034, 5.96%, 08/04/2021	600	598	503
2594078, 5.96%, 08/04/2021	2,842	2,783	2,525
2594127, 7.62%, 08/04/2021	8,400	8,190	6,672
2594224, 5.96%, 08/04/2021	3,783	3,704	3,367
2594397, 7.86%, 08/04/2021	22,836	22,281	16,543
2594747, 7.85%, 08/04/2021	1,104	1,071	1,054
2594800, 7.63%, 08/04/2021	4,594	4,449	4,275
2594878, 8.11%, 08/04/2021	2,417	2,365	2,170
2594914, 7.84%, 08/04/2021	1,333	1,322	912
2594946, 7.62%, 08/04/2021	11,711	11,350	10,865
2595281, 7.86%, 08/04/2021	583	540	568
2595334, 7.88%, 08/04/2021(b)	2,422	2,370	1,769
2595351, 8.33%, 08/04/2021	2,322	2,287	1,868
2595389, 5.96%, 08/05/2021	4,143	4,057	3,665
2595457, 5.95%, 08/05/2021	7,957	7,779	7,088
2595766, 5.95%, 08/05/2021	9,117	8,915	8,130
2595907, 5.96%, 08/05/2021	4,909	4,783	4,412
2596040, 8.57%, 08/05/2021	23,140	22,879	11,606
2596444, 7.86%, 08/05/2021	2,861	2,778	2,643
2596654, 7.87%, 08/05/2021(b)	2,720	2,664	1,847
2597355, 7.62%, 08/05/2021(b)	19,806	19,380	14,123
2597677, 6.67%, 08/05/2021	1,053	1,000	1,020
2597724, 7.86%, 08/05/2021	1,620	1,549	1,568
2597769, 8.11%, 08/05/2021	2,294	2,231	2,166
2597912, 6.67%, 08/05/2021	980	951	927
2597938, 7.86%, 08/05/2021	34,081	33,177	25,911
2598360, 6.67%, 08/05/2021	2,674	2,560	2,581
2598407, 7.86%, 08/05/2021	11,887	11,620	8,732
2598606, 7.62%, 08/05/2021	14,591	14,154	11,859
2598735, 7.85%, 08/05/2021(b)	2,226	2,177	1,549
2598801, 6.67%, 08/05/2021	1,331	1,292	1,115
2598804, 6.67%, 08/05/2021	317	310	264
2598808, 8.33%, 08/05/2021	8,022	7,869	6,472
2598911, 8.57%, 08/05/2021(b)	1,399	1,381	672
2598949, 7.88%, 08/05/2021	2,094	2,048	1,437
2598990, 7.86%, 08/05/2021(b)	30,430	29,821	20,379
2599171, 7.83%, 08/05/2021	295	290	284
2599173, 7.62%, 08/05/2021	21,867	20,791	21,077
2599449, 7.86%, 08/05/2021	13,466	12,946	12,874
2600625, 8.35%, 08/06/2021	318	294	311
2600687, 7.85%, 08/06/2021(b)	3,686	3,615	2,408
2600698, 8.1%, 08/06/2021	9,250	9,082	5,897
2600740, 8.35%, 08/06/2021	1,403	1,366	1,317
2600751, 6.92%, 08/06/2021	569	561	556
2600769, 5.95%, 08/06/2021	15,616	15,300	13,700
2600856, 8.57%, 08/06/2021(b)	825	813	635

2600862, 7.86%, 08/06/2021	6,888	6,720	5,945
2600910, 7.83%, 08/06/2021	243	236	236
2600916, 8.33%, 08/06/2021	5,460	5,368	4,413
2600973, 8.33%, 08/06/2021	1,544	1,480	1,501
2601080, 8.57%, 08/06/2021(b)	1,054	1,043	538
2601090, 5.96%, 08/06/2021	5,414	5,285	4,860
2601165, 8.1%, 08/06/2021	1,198	1,153	1,159
2601191, 7.85%, 08/06/2021	4,234	4,137	3,059
2601316, 8.57%, 08/06/2021	1,385	1,331	1,350
2601398, 8.11%, 08/06/2021	749	728	708
2601418, 7.86%, 08/06/2021	7,607	7,281	7,300
2601557, 5.96%, 08/06/2021	2,326	2,259	2,233
2601588, 8.57%, 08/06/2021	103	91	100
2601757, 6.67%, 08/06/2021	26,272	24,483	25,455
2602727, 7.86%, 08/06/2021	13,132	12,476	12,671
2603193, 6.67%, 08/06/2021	6,235	6,072	5,227
2603333, 8.57%, 08/06/2021	2,243	2,176	2,182
2603412, 7.87%, 08/06/2021(b)	2,725	2,670	1,972
2603416, 6.67%, 08/06/2021	11,164	10,433	10,895
2604057, 7.87%, 08/07/2021(b)	1,332	1,306	929
2604127, 7.87%, 08/07/2021	995	966	892
2604143, 7.62%, 08/07/2021	8,882	8,655	7,059
2604206, 8.11%, 08/07/2021	1,872	1,831	1,583
2604253, 6.9%, 08/07/2021	2,310	2,295	1,542
2604304, 6.9%, 08/07/2021(b)	629	626	430
2604327, 6.67%, 08/07/2021	6,148	5,988	5,158
2604396, 5.95%, 08/07/2021	1,677	1,669	1,541
2604452, 8.1%, 08/07/2021(b)	4,894	4,810	3,117
2604550, 7.62%, 08/07/2021	6,212	5,904	5,983
2604685, 7.87%, 08/07/2021	1,869	1,822	1,627
2604729, 6.67%, 08/07/2021	2,752	2,684	2,293
2604765, 5.96%, 08/07/2021	3,451	3,351	3,311
2604828, 6.67%, 08/07/2021	4,190	4,095	3,431
2604918, 7.86%, 08/07/2021	554	500	538
2604990, 8.1%, 08/07/2021	3,506	3,415	3,277
2605078, 5.95%, 08/07/2021	2,660	2,588	2,545
2605104, 7.62%, 08/07/2021	6,452	6,196	6,175
2605200, 5.96%, 08/07/2021	5,726	5,596	5,119
2605271, 7.86%, 08/07/2021	1,070	1,057	933
2605309, 7.87%, 08/07/2021	1,315	1,292	1,258
2605390, 7.85%, 08/07/2021	4,798	4,613	4,635
2605495, 7.85%, 08/07/2021(b)	3,876	3,796	2,781
2605543, 7.62%, 08/07/2021	9,621	9,374	7,688
2605621, 6.67%, 08/07/2021	5,859	5,710	4,904
2605729, 7.86%, 08/07/2021	2,065	2,004	1,851
2605787, 7.9%, 08/07/2021	690	673	600
2605809, 7.62%, 08/07/2021	12,390	11,729	11,972
2606207, 8.34%, 08/07/2021	2,209	2,207	1,262
2606226, 7.62%, 08/07/2021	30,181	29,323	24,476
2606585, 7.62%, 08/07/2021	1,226	1,181	1,161
2606617, 5.95%, 08/07/2021	4,250	4,164	3,705
2606626, 7.86%, 08/07/2021	8,732	8,438	8,402
2606763, 6.67%, 08/07/2021	51,188	49,639	48,493
2607433, 6.9%, 08/07/2021	2,289	2,276	1,473
2607477, 5.95%, 08/07/2021(b)	4,711	4,617	4,121
2607547, 7.87%, 08/07/2021(b)	1,149	1,139	529
2607556, 6.67%, 08/07/2021	13,594	13,291	11,064
2607583, 8.36%, 08/08/2021(b)	1,442	1,418	822
2607622, 7.62%, 08/08/2021	18,234	17,708	14,802
2607687, 7.87%, 08/08/2021(b)	1,483	1,453	1,034
2607695, 8.08%, 08/08/2021	1,407	1,377	1,193
2607713, 8.34%, 08/08/2021	1,683	1,650	1,359
2607729, 6.67%, 08/08/2021	10,596	10,331	8,835
2607805, 7.86%, 08/08/2021	4,308	4,167	4,109
2607848, 7.62%, 08/08/2021	6,136	5,937	5,017
2607892, 5.95%, 08/08/2021	325	323	311
2607897, 7.86%, 08/08/2021	14,621	14,145	14,082
2608046, 8.13%, 08/08/2021	720	700	675
2608056, 7.89%, 08/08/2021(b)	1,178	1,167	543
2608069, 5.97%, 08/08/2021	2,575	2,514	2,307
2608097, 7.62%, 08/08/2021	1,267	1,228	1,033
2608101, 5.95%, 08/08/2021	1,936	1,806	1,892
2608199, 7.86%, 08/08/2021	4,632	4,529	3,218
2608245, 8.57%, 08/08/2021(b)	1,589	1,571	821
2608269, 7.87%, 08/08/2021	1,992	1,940	1,736
2608301, 8.11%, 08/08/2021(b)	3,105	3,050	1,985
2608323, 7.86%, 08/08/2021	2,868	2,791	2,561
2608354, 5.95%, 08/08/2021	3,373	3,294	3,015
2608383, 7.87%, 08/08/2021	2,509	2,400	2,410
2608422, 6.67%, 08/08/2021	6,821	6,509	6,595
2608553, 8.34%, 08/09/2021(b)	3,084	3,036	1,775
2608579, 5.96%, 08/09/2021	7,858	7,656	7,087

2608635, 5.95%, 08/09/2021	7,785	7,797	5,572
2608713, 7.86%, 08/09/2021	2,483	2,361	2,402
2608751, 8.1%, 08/09/2021	12,170	11,924	10,305
2608854, 8.57%, 08/09/2021	2,568	2,383	2,484
2608954, 7.86%, 08/09/2021	4,910	4,682	4,749
2610986, 8.12%, 08/10/2021	1,621	1,589	1,040
2611044, 7.86%, 08/10/2021	3,135	2,966	3,027
2611142, 8.57%, 08/10/2021	1,240	1,192	1,206
2611214, 7.86%, 08/10/2021	5,090	4,965	4,431
2611322, 7.86%, 08/10/2021	7,178	6,899	6,919
2611551, 7.87%, 08/10/2021(b)	4,288	4,186	3,157
2611608, 7.62%, 08/10/2021(b)	4,032	3,939	2,949
2611766, 7.85%, 08/10/2021	3,049	2,969	2,337
2611812, 8.1%, 08/10/2021	4,499	4,411	3,815
2611879, 7.86%, 08/10/2021	37,488	36,412	33,576
2612576, 6.67%, 08/11/2021	2,051	2,002	1,709
2612602, 6.9%, 08/11/2021	5,890	5,860	2,394
2612780, 6.67%, 08/11/2021	7,713	7,432	7,403
2612859, 5.96%, 08/11/2021(b)	6,753	6,625	5,692
2612966, 6.67%, 08/11/2021	1,622	1,573	1,535
2612996, 6.91%, 08/11/2021(b)	2,077	2,067	1,621
2613052, 7.62%, 08/11/2021	46,861	45,151	44,274
2614068, 8.11%, 08/11/2021(b)	3,185	3,133	2,042
2614112, 5.95%, 08/11/2021	2,687	2,627	2,390
2614148, 5.95%, 08/11/2021	3,622	3,526	3,278
2614202, 5.95%, 08/11/2021	4,504	4,392	4,056
2614271, 7.86%, 08/11/2021(b)	2,718	2,700	1,330
2614301, 7.63%, 08/11/2021(b)	7,344	7,162	5,704
2614378, 5.9%, 08/11/2021	85	84	83
2614400, 7.86%, 08/11/2021	3,024	2,902	2,917
2614440, 8.57%, 08/11/2021	14,709	14,384	13,633
2614808, 8.34%, 08/11/2021	617	595	597
2614826, 6.67%, 08/11/2021	2,693	2,629	2,231
2614876, 5.95%, 08/11/2021	2,425	2,351	2,329
2614902, 8.57%, 08/11/2021	5,950	5,731	5,789
2615132, 7.86%, 08/11/2021	913	835	891
2615251, 8.1%, 08/11/2021(b)	2,797	2,750	1,787
2615361, 7.86%, 08/11/2021(b)	6,920	6,757	5,162
2615460, 8.57%, 08/11/2021	368	359	353
2615470, 6.67%, 08/11/2021	3,705	3,570	3,557
2615551, 6.67%, 08/11/2021(b)	2,393	2,339	1,938
2615585, 8.11%, 08/11/2021	2,525	2,456	2,387
2615640, 5.9%, 08/11/2021	319	318	235
2615646, 8.36%, 08/11/2021	257	237	251
2615652, 8.34%, 08/11/2021	731	672	712
2615706, 7.88%, 08/11/2021(b)	1,571	1,541	1,076
2615742, 7.62%, 08/11/2021	2,538	2,474	1,986
2615776, 5.95%, 08/11/2021	5,271	5,128	4,769
2615901, 8.13%, 08/11/2021	226	209	221
2615922, 6.9%, 08/11/2021(b)	827	823	364
2615932, 6.67%, 08/11/2021	1,476	1,441	1,223
2615951, 7.85%, 08/11/2021	4,579	4,391	4,388
2616051, 6.9%, 08/11/2021	943	939	656
2616069, 8.34%, 08/11/2021	3,110	3,035	2,871
2616141, 5.95%, 08/11/2021	2,452	2,391	2,211
2616184, 6.67%, 08/11/2021	18,845	18,157	18,097
2616509, 6.86%, 08/12/2021(b)	2,654	2,607	1,806
2616561, 6.79%, 08/12/2021	155	151	143
2616563, 6.79%, 08/12/2021	142	133	138
2616567, 4.95%, 08/12/2021	2,921	2,865	2,570
2616576, 7.31%, 08/12/2021	1,575	1,519	1,529
2616601, 7.32%, 08/12/2021	4,390	4,328	2,573
2616613, 6.67%, 08/12/2021	899	871	847
2616617, 5.9%, 08/12/2021	455	453	331
2616626, 6.67%, 08/12/2021	35,075	33,969	33,073
2616639, 7.55%, 08/12/2021	7,061	6,986	3,753
2616663, 6.81%, 08/12/2021	859	850	615
2616670, 6.82%, 08/12/2021(b)	593	582	436
2616677, 5.66%, 08/12/2021	3,791	3,706	3,179
2616732, 6.84%, 08/12/2021	960	927	926
2616743, 4.96%, 08/12/2021	1,458	1,449	1,302
2616763, 6.84%, 08/12/2021	2,264	2,205	2,021
2616789, 7.08%, 08/12/2021(b)	1,484	1,460	953
2616796, 4.96%, 08/12/2021	8,591	8,413	7,722
2616831, 7.55%, 08/12/2021	732	708	608
2616838, 6.84%, 08/12/2021	23,104	22,178	22,135
2616928, 6.67%, 08/12/2021	355	344	334
2616935, 6.9%, 08/12/2021	5,815	5,724	5,651
2617060, 5.95%, 08/12/2021(b)	14,926	14,608	13,043
2617161, 7.55%, 08/12/2021(b)	10,446	10,351	5,435
2617323, 6.84%, 08/12/2021	8,413	8,175	7,930
2617326, 7.85%, 08/12/2021	9,012	8,787	6,699

2617448, 8.11%, 08/12/2021(b)	4,036	3,970	2,520
2617488, 7.55%, 08/12/2021(b)	1,759	1,740	930
2617503, 5.66%, 08/12/2021	2,567	2,514	2,121
2617506, 6.67%, 08/12/2021	6,016	5,873	4,958
2617522, 6.84%, 08/12/2021	3,364	3,284	2,583
2617561, 4.95%, 08/12/2021	5,285	5,135	5,093
2617568, 6.67%, 08/12/2021	24,137	23,264	23,124
2617642, 7.55%, 08/12/2021	1,598	1,580	849
2617733, 7.55%, 08/12/2021	2,807	2,767	2,190
2617794, 4.97%, 08/12/2021	2,400	2,352	2,148
2617836, 4.97%, 08/12/2021	230	227	205
2617838, 4.95%, 08/12/2021	3,661	3,588	3,276
2617871, 4.96%, 08/12/2021	1,538	1,459	1,499
2617950, 7.81%, 08/12/2021	257	245	247
2617959, 7.62%, 08/12/2021	797	775	640
2617967, 7.87%, 08/12/2021(b)	4,787	4,672	3,498
2618002, 6.6%, 08/12/2021	15,102	14,680	12,397
2618029, 7.88%, 08/12/2021(b)	2,382	2,329	1,754
2618092, 8.57%, 08/12/2021	6,326	6,200	5,812
2618179, 8.11%, 08/12/2021	905	830	881
2618205, 5.66%, 08/12/2021	717	699	607
2618207, 8.11%, 08/12/2021(b)	4,758	4,688	2,687
2618213, 6.83%, 08/12/2021(b)	1,738	1,723	817
2618226, 5.66%, 08/12/2021	1,293	1,262	1,093
2618254, 6.84%, 08/12/2021	12,865	12,604	8,914
2618256, 7.88%, 08/12/2021	1,859	1,802	1,663
2618308, 8.33%, 08/12/2021	6,389	6,270	5,261
2618391, 8.57%, 08/12/2021	943	923	875
2618411, 5.66%, 08/12/2021	4,535	4,353	4,381
2618421, 6.67%, 08/12/2021	4,895	4,763	4,120
2618460, 7.85%, 08/12/2021	6,151	5,914	5,842
2618472, 6.84%, 08/12/2021(b)	5,483	5,379	3,451
2618486, 6.85%, 08/12/2021	3,808	3,689	3,620
2618501, 8.57%, 08/12/2021	8	7	7
2618517, 6.67%, 08/12/2021	771	751	648
2618532, 7.87%, 08/12/2021	1,088	1,018	1,057
2618545, 6.83%, 08/12/2021	2,342	2,296	1,710
2618567, 7.08%, 08/12/2021(b)	6,661	6,552	4,290
2618576, 7.62%, 08/12/2021	32,275	30,079	31,244
2618642, 7.1%, 08/12/2021	1,491	1,467	969
2618662, 6.85%, 08/12/2021(b)	2,456	2,398	1,848
2618695, 6.84%, 08/12/2021	3,676	3,571	3,384
2618759, 6.89%, 08/12/2021	699	679	622
2618779, 5.66%, 08/12/2021	5,194	5,083	4,348
2618825, 6.84%, 08/12/2021	1,730	1,599	1,685
2618878, 6.6%, 08/12/2021	1,731	1,686	1,411
2618885, 5.9%, 08/12/2021(b)	24,423	24,308	17,127
2619098, 4.96%, 08/12/2021	3,683	3,609	3,297
2619128, 7.55%, 08/12/2021	596	584	498
2619132, 7.32%, 08/12/2021	1,310	1,279	1,232
2619161, 7.32%, 08/12/2021(b)	3,821	3,765	2,233
2619168, 6.86%, 08/12/2021(b)	1,259	1,235	889
2619177, 6.84%, 08/12/2021	4,329	4,238	4,190
2619184, 8.35%, 08/12/2021(b)	2,400	2,354	1,397
2619198, 7.86%, 08/12/2021	2,795	2,732	2,017
2619221, 7.89%, 08/12/2021	919	908	654
2619227, 7.31%, 08/12/2021	560	546	538
2619234, 6.6%, 08/12/2021	9,386	9,058	8,898
2619242, 8.1%, 08/12/2021(b)	4,956	4,859	3,154
2619256, 8.33%, 08/12/2021(b)	40,506	39,973	22,390
2619323, 4.95%, 08/12/2021	21,299	20,896	18,898
2619474, 6.84%, 08/12/2021	1,774	1,667	1,722
2621555, 6%, 08/13/2021	727	708	658
2621595, 8.1%, 08/13/2021	1,318	1,226	1,281
2621620, 8.1%, 08/13/2021	4,280	4,172	3,663
2621660, 6.67%, 08/13/2021	7,481	7,295	6,209
2621692, 5.93%, 08/13/2021	300	298	280
2621703, 5.97%, 08/13/2021	2,238	2,186	1,987
2621728, 7.62%, 08/13/2021	2,614	2,524	2,425
2621760, 6.67%, 08/13/2021	3,466	3,388	2,759
2621797, 7.62%, 08/13/2021	3,566	3,402	3,423
2621837, 7.62%, 08/13/2021(b)	16,837	16,373	13,450
2621993, 5.94%, 08/13/2021	2,413	2,356	2,137
2622009, 7.62%, 08/13/2021	750	713	722
2622028, 8.57%, 08/13/2021(b)	1,454	1,436	751
2622038, 8.3%, 08/13/2021	925	909	537
2622073, 5.95%, 08/13/2021	4,665	4,548	4,201
2622101, 7.86%, 08/13/2021	7,483	7,045	7,257
2622324, 7.62%, 08/13/2021	10,361	10,045	8,443
2622456, 8.33%, 08/13/2021	1,849	1,795	1,737
2622490, 5.96%, 08/13/2021	3,780	3,681	3,406
2622531, 8.57%, 08/13/2021	1,534	1,511	804

2622553, 5.95%, 08/13/2021	7,068	6,916	6,167
2622613, 7.89%, 08/13/2021	904	892	718
2622651, 7.86%, 08/13/2021(b)	17,648	17,257	11,133
2622806, 7.62%, 08/13/2021	7,464	6,951	7,233
2623429, 7.86%, 08/13/2021	7,348	7,120	5,695
2623566, 8.33%, 08/13/2021	2,964	2,899	2,616
2623621, 7.62%, 08/13/2021	3,393	3,280	2,795
2623701, 5.93%, 08/13/2021	882	858	842
2623706, 8.33%, 08/13/2021	5,303	5,182	4,682
2623815, 7.86%, 08/13/2021	26,532	25,748	24,559
2624221, 7.86%, 08/13/2021	5,142	4,992	3,967
2624340, 8.57%, 08/13/2021	399	387	381
2624404, 5.94%, 08/13/2021	1,281	1,275	1,007
2624501, 8.1%, 08/13/2021	493	484	322
2624533, 8.57%, 08/13/2021	4,044	3,981	3,178
2624607, 5.95%, 08/13/2021	3,839	3,716	3,683
2624679, 6.93%, 08/13/2021	964	956	759
2624688, 8.37%, 08/13/2021	339	325	329
2624715, 7.62%, 08/13/2021	3,231	3,133	2,640
2624739, 8.33%, 08/13/2021	6,184	5,965	5,983
2624848, 8.57%, 08/13/2021(b)	1,400	1,382	748
2624854, 7.89%, 08/13/2021	875	848	811
2624861, 5.96%, 08/13/2021	5,754	5,609	5,184
2624918, 7.87%, 08/13/2021(b)	5,732	5,619	3,871
2624962, 7.86%, 08/13/2021(b)	3,533	3,449	2,452
2625003, 5.96%, 08/13/2021(b)	4,571	4,479	3,847
2625046, 6.67%, 08/13/2021	2,089	1,953	2,033
2625085, 7.86%, 08/13/2021(b)	12,053	11,943	5,991
2625284, 7.88%, 08/13/2021	1,222	1,186	1,093
2625324, 7.84%, 08/13/2021	1,273	1,274	635
2625327, 7.86%, 08/13/2021	5,597	5,392	5,332
2625395, 7.62%, 08/13/2021	4,161	4,010	3,883
2625529, 7.86%, 08/14/2021	1,720	1,630	1,658
2625592, 5.96%, 08/14/2021	6,209	6,069	5,477
2625701, 6.67%, 08/14/2021(b)	5,387	5,264	4,242
2625760, 7.86%, 08/14/2021(b)	4,723	4,618	3,345
2625850, 7.87%, 08/14/2021	82	76	80
2625873, 7.62%, 08/14/2021	14,165	13,530	13,581
2626146, 7.86%, 08/14/2021	10,041	9,737	9,298
2626282, 7.86%, 08/14/2021	2,027	1,958	1,914
2626292, 5.95%, 08/14/2021	2,915	2,852	2,525
2626390, 8.57%, 08/14/2021	1,436	1,412	1,129
2626405, 6.67%, 08/14/2021	3,479	3,386	2,926
2626469, 7.86%, 08/14/2021(b)	21,361	20,902	14,940
2626637, 7.85%, 08/14/2021	3,143	3,047	2,913
2626668, 5.95%, 08/14/2021(b)	4,608	4,522	3,553
2626721, 7.86%, 08/14/2021	4,515	4,330	4,363
2626791, 5.95%, 08/14/2021	6,372	6,203	5,749
2626855, 6.91%, 08/14/2021	1,023	990	1,000
2626893, 7.62%, 08/14/2021(b)	42,535	41,464	31,329
2627297, 8.33%, 08/14/2021	3,746	3,686	2,187
2627326, 7.85%, 08/14/2021	827	811	773
2627339, 7.86%, 08/14/2021	8,734	8,517	6,202
2627436, 7.85%, 08/14/2021	2,717	2,555	2,628
2627541, 6.67%, 08/14/2021(b)	2,067	2,022	1,569
2627579, 8.57%, 08/14/2021	1,016	995	838
2627597, 7.88%, 08/14/2021(b)	2,326	2,277	1,504
2627623, 8.57%, 08/14/2021	860	820	838
2627675, 8.57%, 08/14/2021(b)	2,519	2,486	1,351
2627710, 7.62%, 08/14/2021	11,168	10,863	8,835
2627858, 5.95%, 08/14/2021	5,592	5,463	4,963
2627959, 5.95%, 08/14/2021	5,064	4,945	4,517
2628060, 5.96%, 08/14/2021	2,174	2,166	1,315
2628114, 7.85%, 08/14/2021	1,157	1,144	842
2628150, 7.87%, 08/14/2021	1,715	1,670	1,495
2628173, 7.87%, 08/14/2021(b)	4,577	4,535	2,272
2628334, 5.94%, 08/14/2021	1,322	1,288	1,190
2628361, 5.95%, 08/14/2021	27,601	26,970	24,513
2628550, 7.86%, 08/15/2021	13,466	13,034	12,067
2628567, 5.66%, 08/15/2021	7,676	7,518	6,261
2628631, 7.31%, 08/15/2021	1,808	1,768	1,597
2628649, 6.6%, 08/15/2021	3,409	3,310	2,815
2628682, 6.84%, 08/15/2021	3,270	3,141	3,136
2628724, 4.95%, 08/15/2021	5,984	5,852	5,394
2628772, 6.85%, 08/15/2021	3,259	3,198	2,286
2628782, 5.66%, 08/15/2021	6,323	6,159	5,369
2628819, 7.62%, 08/15/2021	16,673	16,050	15,559
2628827, 6.6%, 08/15/2021	3,862	3,723	3,691
2628875, 5.89%, 08/15/2021	734	716	705
2628891, 6.84%, 08/15/2021	2,523	2,469	1,885
2628903, 5.66%, 08/15/2021	24,842	24,277	20,783
2629030, 4.97%, 08/15/2021	2,434	2,376	2,208

2629046, 6.6%, 08/15/2021	1,651	1,608	1,342
2629056, 6.84%, 08/15/2021	5,650	5,458	5,261
2629103, 4.95%, 08/15/2021	3,819	3,735	3,434
2629107, 5.94%, 08/15/2021(b)	1,354	1,349	540
2629120, 5.95%, 08/15/2021	4,193	4,077	3,794
2629128, 7.08%, 08/15/2021	821	799	771
2629136, 5.66%, 08/15/2021	1,446	1,408	1,227
2629150, 4.95%, 08/15/2021	2,974	2,868	2,871
2629197, 6.84%, 08/15/2021(b)	16,522	16,258	10,211
2629210, 7.86%, 08/15/2021	3,212	3,138	2,431
2629241, 5.95%, 08/15/2021	13,302	12,911	12,071
2629260, 4.96%, 08/15/2021	6,062	5,944	5,385
2629323, 6.84%, 08/15/2021(b)	15,000	14,712	10,606
2629389, 4.95%, 08/16/2021(b)	2,091	2,057	1,610
2629397, 5.66%, 08/16/2021	5,367	5,256	4,376
2629429, 6.85%, 08/16/2021(b)	3,627	3,545	2,689
2629456, 5.95%, 08/16/2021	451	449	313
2629478, 5.66%, 08/16/2021	2,744	2,668	2,592
2629483, 8.57%, 08/16/2021	1,760	1,729	1,395
2629497, 7.32%, 08/16/2021(b)	7,466	7,369	3,920
2629514, 5.95%, 08/16/2021(b)	7,717	7,555	6,552
2629545, 4.93%, 08/16/2021	698	683	630
2629550, 6.83%, 08/16/2021	4,054	3,949	3,150
2629578, 6.84%, 08/16/2021	1,394	1,328	1,362
2629606, 6.6%, 08/16/2021(b)	29,081	28,372	23,074
2629612, 7.88%, 08/16/2021	1,580	1,535	1,216
2629634, 8.1%, 08/16/2021(b)	1,963	1,930	1,127
2629656, 7.85%, 08/16/2021(b)	3,383	3,345	1,635
2629718, 7.62%, 08/16/2021	1,554	1,502	1,284
2629750, 8.33%, 08/16/2021	665	603	649
2629775, 7.55%, 08/16/2021	2,102	2,031	2,043
2629784, 7.86%, 08/16/2021	4,855	4,726	3,668
2629793, 7.1%, 08/16/2021	1,011	994	652
2629801, 6.85%, 08/16/2021	1,593	1,556	1,206
2629811, 6.6%, 08/16/2021(b)	5,824	5,696	4,080
2629823, 6.6%, 08/16/2021(b)	472	461	370
2629827, 5.66%, 08/16/2021	3,133	3,057	2,656
2629838, 6.9%, 08/16/2021	1,190	1,173	1,109
2629870, 8.34%, 08/16/2021	1,823	1,784	1,514
2629872, 4.96%, 08/16/2021	4,929	4,809	4,470
2629898, 8.35%, 08/16/2021(b)	2,291	2,257	1,202
2629906, 4.95%, 08/16/2021	2,069	1,952	2,019
2629968, 7.83%, 08/17/2021	633	615	556
2629992, 5.95%, 08/17/2021	1,839	1,830	1,459
2630040, 8.33%, 08/17/2021	821	792	775
2630055, 5.93%, 08/17/2021	395	391	378
2630073, 7.62%, 08/17/2021	5,703	5,444	5,461
2630129, 4.95%, 08/17/2021	3,728	3,649	3,361
2630199, 7.62%, 08/17/2021	6,029	5,740	5,799
2630201, 4.95%, 08/17/2021	5,566	5,433	5,052
2630259, 4.95%, 08/17/2021	4,695	4,600	4,209
2630284, 6.6%, 08/17/2021	2,237	2,176	1,842
2630305, 4.95%, 08/17/2021(b)	6,081	5,966	5,351
2630331, 7.62%, 08/17/2021	13,996	13,511	12,971
2630342, 6.6%, 08/17/2021	2,528	2,446	2,349
2630365, 6.83%, 08/17/2021	3,690	3,603	2,803
2630503, 7.39%, 08/17/2021	449	442	372
2630508, 5.91%, 08/17/2021(b)	2,435	2,422	1,032
2630522, 6.83%, 08/17/2021	1,566	1,518	1,418
2630532, 6.83%, 08/17/2021	132	122	129
2630548, 7.09%, 08/17/2021	2,210	2,166	1,467
2630563, 6.84%, 08/17/2021	18,752	18,157	16,968
2630623, 7.62%, 08/17/2021(b)	2,721	2,651	2,030
2630663, 8.57%, 08/17/2021(b)	9,321	9,196	5,076
2630720, 5.66%, 08/17/2021	6,465	6,325	5,364
2630759, 4.97%, 08/17/2021	1,175	1,172	721
2630765, 6.85%, 08/17/2021	844	831	780
2630779, 7.08%, 08/17/2021	5,531	5,394	4,769
2630786, 7.62%, 08/17/2021	16,507	15,977	13,604
2630820, 6.6%, 08/17/2021	5,247	5,057	5,013
2630849, 7.31%, 08/17/2021	4,036	3,779	3,927
2630938, 5.66%, 08/17/2021	20,404	19,948	16,908
2631038, 7.55%, 08/17/2021	529	511	514
2631046, 4.95%, 08/17/2021	3,320	3,215	3,191
2631059, 7.86%, 08/17/2021(b)	3,141	3,063	2,253
2631076, 4.95%, 08/17/2021	3,480	3,400	3,159
2631107, 5.66%, 08/17/2021(b)	3,396	3,330	2,625
2631121, 7.86%, 08/17/2021	1,551	1,536	795
2631135, 4.95%, 08/17/2021	6,895	6,764	6,091
2631144, 7.84%, 08/17/2021	1,742	1,696	1,527
2631160, 6.67%, 08/17/2021	3,552	3,317	3,459
2631162, 4.95%, 08/17/2021	11,149	10,809	10,744

2631425, 6.84%, 08/18/2021	5,205	4,847	5,060
2632233, 6.6%, 08/18/2021	2,204	2,151	1,761
2632246, 5.96%, 08/18/2021	2,375	2,321	2,105
2632277, 6.84%, 08/18/2021	10,578	10,192	10,096
2632321, 5.95%, 08/18/2021	7,520	7,324	6,805
2632400, 6.6%, 08/18/2021	1,597	1,545	1,488
2632422, 6.61%, 08/18/2021(b)	12,161	11,885	9,264
2632479, 5.97%, 08/18/2021	648	645	518
2632490, 8.1%, 08/18/2021(b)	1,799	1,767	1,138
2632501, 6.89%, 08/18/2021	180	168	175
2632512, 4.95%, 08/18/2021	46,596	45,634	41,872
2632527, 5.96%, 08/18/2021	4,791	4,682	4,256
2632606, 7.86%, 08/18/2021	7,126	6,836	6,883
2633171, 7.87%, 08/18/2021	2,053	1,982	1,901
2633224, 8.33%, 08/18/2021(b)	1,691	1,666	893
2633234, 6.86%, 08/18/2021	1,385	1,363	1,299
2633253, 6.84%, 08/18/2021	8,618	8,431	6,477
2633258, 5.95%, 08/18/2021	1,456	1,425	1,277
2633336, 5.66%, 08/18/2021	1,817	1,763	1,737
2633353, 5.03%, 08/18/2021	439	438	273
2633357, 6.84%, 08/18/2021	5,132	4,973	4,760
2633394, 6.84%, 08/18/2021	11,761	11,477	8,935
2633508, 4.95%, 08/18/2021	4,997	4,883	4,536
2633558, 5.66%, 08/18/2021	6,624	6,459	5,626
2633641, 4.95%, 08/18/2021	12,671	12,443	10,924
2633707, 6.67%, 08/18/2021	3,146	3,071	2,538
2633721, 5.66%, 08/18/2021	3,567	3,483	3,020
2633804, 7.86%, 08/18/2021	4,897	4,749	4,528
2633806, 6.84%, 08/18/2021	2,305	2,150	2,244
2633976, 6.83%, 08/18/2021(b)	3,556	3,468	2,714
2634034, 5.66%, 08/18/2021	9,611	9,230	9,277
2634051, 5.95%, 08/18/2021(b)	5,329	5,199	4,768
2634126, 6.9%, 08/18/2021	4,117	4,086	2,921
2634147, 6.85%, 08/18/2021	4,519	4,394	3,546
2634176, 6.84%, 08/18/2021(b)	3,847	3,767	2,618
2634204, 6.79%, 08/18/2021	633	627	313
2634206, 6.67%, 08/18/2021	3,993	3,877	3,391
2634208, 7.08%, 08/18/2021	3,219	3,045	3,113
2634278, 4.97%, 08/18/2021	3,066	3,002	2,761
2634309, 6.84%, 08/18/2021	16,196	15,705	14,642
2634315, 8.33%, 08/18/2021(b)	3,060	3,013	1,750
2634348, 7.62%, 08/18/2021	27,056	25,809	25,955
2634423, 5.66%, 08/18/2021	6,688	6,492	6,388
2634492, 5.66%, 08/18/2021	1,826	1,782	1,550
2634555, 5.66%, 08/18/2021(b)	4,403	4,314	3,546
2634579, 4.95%, 08/18/2021(b)	677	675	264
2634582, 6.84%, 08/18/2021	1,051	1,029	1,006
2634614, 5.66%, 08/18/2021(b)	22,528	22,071	18,218
2634778, 4.95%, 08/18/2021	18,934	18,521	17,141
2634901, 6.85%, 08/18/2021	3,647	3,564	2,772
2634907, 4.97%, 08/18/2021	1,255	1,251	963
2634930, 7.32%, 08/18/2021	6,185	6,087	3,702
2634958, 7.55%, 08/18/2021	2,289	2,245	1,922
2634976, 4.99%, 08/18/2021	193	191	188
2634992, 6.6%, 08/18/2021	2,944	2,864	2,422
2635009, 6.6%, 08/18/2021	26,553	25,649	25,101
2635050, 5.96%, 08/18/2021	8,339	8,313	3,413
2635181, 8.1%, 08/18/2021	15,218	14,929	9,943
2635233, 6.6%, 08/18/2021	855	821	818
2635293, 4.91%, 08/18/2021	684	682	278
2635301, 6.6%, 08/18/2021	13,903	13,476	12,886
2635406, 6.84%, 08/18/2021	7,647	7,509	5,522
2635449, 8.57%, 08/18/2021	218	206	212
2635464, 5.95%, 08/18/2021(b)	12,072	11,844	9,328
2635476, 6.84%, 08/18/2021	6,389	6,222	5,900
2635522, 6.6%, 08/18/2021	9,524	9,112	9,161
2635684, 8.09%, 08/19/2021(b)	8,571	8,313	7,410
2635812, 7.85%, 08/19/2021	3,078	2,981	2,742
2635842, 7.86%, 08/19/2021	204	196	199
2635856, 7.86%, 08/19/2021(b)	4,150	4,048	2,762
2635877, 6.94%, 08/19/2021	0	0	0
2635902, 7.86%, 08/19/2021	1,800	1,654	1,752
2636009, 7.86%, 08/19/2021	4,012	3,901	3,515
2636053, 5.95%, 08/19/2021	5,221	5,098	4,629
2636103, 5.94%, 08/19/2021	2,015	1,956	1,831
2636138, 8.57%, 08/19/2021(b)	3,766	3,704	2,041
2636168, 8.08%, 08/19/2021	1,314	1,290	851
2636181, 6.91%, 08/19/2021(b)	2,637	2,605	1,169
2636213, 7.62%, 08/19/2021(b)	60,062	58,522	44,302
2636918, 8.33%, 08/19/2021	959	933	851
2636938, 7.86%, 08/19/2021	2,844	2,752	2,545
2636976, 8.57%, 08/19/2021(b)	2,490	2,459	1,288

2636991, 6.9%, 08/19/2021	410	328	401
2637036, 8.12%, 08/19/2021(b)	1,052	1,032	666
2637045, 7.62%, 08/19/2021(b)	418	340	409
2637085, 6.67%, 08/19/2021	930	866	904
2637127, 8.34%, 08/19/2021(b)	5,372	5,291	2,843
2637180, 7.86%, 08/19/2021	13,340	12,949	10,198
2637396, 8.1%, 08/19/2021	4,950	4,814	4,265
2637446, 7.86%, 08/19/2021	16,695	16,116	15,059
2637690, 7.62%, 08/19/2021	9,544	9,142	9,101
2637891, 7.86%, 08/19/2021	5,916	5,758	4,503
2637950, 7.62%, 08/19/2021	40,121	38,659	37,186
2638428, 7.62%, 08/19/2021	19,781	19,094	16,449
2638631, 7.86%, 08/19/2021	7,425	7,217	6,511
2638694, 7.63%, 08/19/2021(b)	5,408	5,239	4,307
2638764, 7.86%, 08/19/2021	3,460	3,342	3,376
2638907, 5.96%, 08/19/2021(b)	3,410	3,400	1,386
2638941, 8.57%, 08/19/2021	1,311	1,239	1,275
2639002, 8.11%, 08/19/2021(b)	3,589	3,525	2,208
2639053, 5.95%, 08/19/2021	6,238	6,063	5,660
2639134, 5.95%, 08/19/2021	6,985	6,788	6,332
2639200, 8.57%, 08/19/2021	837	824	459
2639224, 5.92%, 08/19/2021	432	428	406
2640075, 8.33%, 08/20/2021	11,342	11,139	6,771
2640165, 7.86%, 08/20/2021	1,930	1,885	1,387
2640173, 6.91%, 08/20/2021	1,539	1,483	1,498
2640210, 6.91%, 08/20/2021(b)	4,219	4,196	1,981
2640227, 6.96%, 08/20/2021(b)	485	480	348
2640232, 5.96%, 08/20/2021	3,396	3,282	3,265
2640243, 5.97%, 08/20/2021	501	496	479
2640252, 8.08%, 08/20/2021(b)	1,997	1,960	1,239
2640268, 5.95%, 08/20/2021	2,634	2,620	1,630
2640288, 5.95%, 08/20/2021	36,742	35,909	32,167
2640486, 7.86%, 08/20/2021	1,619	1,485	1,579
2640671, 7.87%, 08/20/2021	1,121	1,091	985
2640679, 8.1%, 08/20/2021	2,348	2,295	1,576
2640725, 5.95%, 08/20/2021	6,375	6,206	5,759
2640799, 5.95%, 08/20/2021	1,781	1,740	1,578
2640835, 8.1%, 08/20/2021	8,087	7,821	7,576
2640922, 6.67%, 08/20/2021	8,058	7,829	6,824
2641169, 6.91%, 08/20/2021	5,118	5,072	3,662
2641204, 7.86%, 08/20/2021(b)	5,977	5,917	3,113
2641238, 6.95%, 08/20/2021	641	635	515
2641259, 8.1%, 08/20/2021(b)	31,795	31,255	18,390
2641424, 5.95%, 08/20/2021	4,262	4,100	4,112
2641480, 7.86%, 08/20/2021	1,845	1,753	1,783
2641504, 6.9%, 08/20/2021	656	648	565
2641512, 7.87%, 08/20/2021(b)	2,581	2,554	1,342
2641531, 7.86%, 08/20/2021	1,854	1,808	1,340
2641544, 7.86%, 08/20/2021(b)	40,064	39,172	26,247
2641814, 7.85%, 08/20/2021	6,152	5,933	5,575
2641929, 7.62%, 08/20/2021(b)	7,280	7,092	5,157
2641980, 7.86%, 08/20/2021	5,209	5,058	4,587
2642042, 8.1%, 08/20/2021(b)	5,570	5,471	3,231
2642081, 6.67%, 08/20/2021	5,752	5,486	5,541
2642162, 7.86%, 08/20/2021	10,110	9,619	9,767
2642258, 7.85%, 08/20/2021	421	390	411
2642282, 5.95%, 08/20/2021	4,905	4,773	4,435
2642332, 7.62%, 08/20/2021	2,689	2,610	2,164
2642352, 6.67%, 08/20/2021(b)	7,404	7,241	5,284
2642430, 8.57%, 08/20/2021	935	914	791
2642466, 8.33%, 08/20/2021	1,998	1,926	1,921
2642579, 7.89%, 08/20/2021	364	357	336
2642584, 8.1%, 08/20/2021(b)	4,516	4,439	2,609
2642644, 5.95%, 08/20/2021	414	396	404
2642683, 7.62%, 08/21/2021	2,317	2,235	1,927
2642863, 5.99%, 08/21/2021(b)	863	860	369
2642873, 8.33%, 08/21/2021	2,283	2,234	1,373
2642888, 6.67%, 08/21/2021	2,506	2,346	2,442
2643043, 6.92%, 08/21/2021	585	564	566
2643061, 7.87%, 08/21/2021(b)	5,050	4,943	3,430
2643402, 8.11%, 08/21/2021	2,820	2,732	2,447
2643740, 7.86%, 08/21/2021(b)	5,139	5,028	3,503
2644328, 6.93%, 08/21/2021(b)	2,261	2,246	1,069
2644355, 8.36%, 08/21/2021	691	660	670
2644393, 5.94%, 08/21/2021	830	826	531
2644404, 5.95%, 08/21/2021	6,024	5,859	5,464
2644482, 7.86%, 08/21/2021(b)	8,803	8,570	6,455
2644698, 7.87%, 08/21/2021(b)	4,303	4,173	3,356
2644765, 7.85%, 08/21/2021	8,437	8,208	6,230
2644842, 5.95%, 08/21/2021	1,584	1,542	1,433
2644871, 5.96%, 08/21/2021	4,003	3,894	3,626
2644934, 6.67%, 08/21/2021	3,055	2,943	2,920

2644996, 5.95%, 08/21/2021	3,806	3,711	3,413
2645043, 5.95%, 08/21/2021	9,942	9,669	8,973
2645266, 8.11%, 08/21/2021	3,224	3,137	2,775
2645322, 5.95%, 08/21/2021	1	0	1
2645423, 6.93%, 08/21/2021	1,042	1,028	942
2645486, 8.35%, 08/21/2021(b)	887	872	489
2645530, 8.57%, 08/21/2021	236	223	229
2645551, 7.86%, 08/21/2021(b)	7,961	7,761	5,292
2645762, 6.67%, 08/21/2021	2,978	2,888	2,535
2645794, 5.94%, 08/21/2021	2,274	2,225	1,996
2645815, 7.86%, 08/21/2021	4,198	4,036	3,893
2645900, 8.12%, 08/21/2021	887	850	854
2645921, 5.95%, 08/21/2021	1,641	1,598	1,479
2645948, 5.95%, 08/21/2021	19,970	19,451	18,037
2646152, 7.86%, 08/21/2021	8,421	8,161	6,591
2646262, 7.62%, 08/21/2021	30,270	28,999	28,889
2646717, 6.67%, 08/21/2021	9,144	8,883	7,737
2646930, 5.96%, 08/21/2021	4,412	4,305	3,923
2647017, 7.86%, 08/21/2021(b)	14,322	13,990	10,030
2647277, 7.83%, 08/22/2021(b)	859	850	454
2647341, 7.62%, 08/22/2021	13,927	13,486	11,356
2647415, 7.62%, 08/22/2021	1,347	1,289	1,287
2647427, 7.86%, 08/22/2021(b)	1,852	1,810	1,215
2647437, 5.95%, 08/22/2021	2,081	2,029	1,860
2647452, 7.87%, 08/22/2021	2,387	2,320	1,823
2647467, 7.62%, 08/22/2021	3,020	2,797	2,929
2647499, 7.68%, 08/22/2021	765	742	625
2647503, 7.86%, 08/22/2021(b)	3,225	3,133	2,429
2647525, 8.35%, 08/22/2021(b)	1,294	1,271	758
2647534, 5.95%, 08/22/2021	2,930	2,845	2,659
2647562, 7.86%, 08/22/2021	12,755	12,425	9,282
2647630, 7.85%, 08/22/2021	2,644	2,579	1,907
2647645, 7.87%, 08/22/2021	3,206	3,093	2,895
2647751, 7.62%, 08/22/2021(b)	3,508	3,405	2,805
2647769, 7.62%, 08/22/2021	16,383	15,843	13,593
2647867, 6.93%, 08/22/2021(b)	1,096	1,086	794
2647878, 7.86%, 08/22/2021(b)	2,112	2,063	1,475
2647893, 5.96%, 08/22/2021	2,044	1,964	1,973
2647927, 7.86%, 08/22/2021	2,749	2,661	2,456
2647940, 6.67%, 08/22/2021	1,393	1,357	1,142
2647957, 7.62%, 08/22/2021	22,978	22,150	19,213
2648827, 7.86%, 08/24/2021	5,581	5,399	5,132
2648909, 8.11%, 08/24/2021	2,188	2,135	1,484
2648970, 8.57%, 08/24/2021	2,123	2,045	2,062
2649114, 5.96%, 08/24/2021(b)	3,656	3,548	3,334
2649154, 8.33%, 08/24/2021	7,082	6,968	4,309
2649258, 7.86%, 08/24/2021	15,375	14,850	13,907
2649494, 7.86%, 08/24/2021	4,002	3,703	3,891
2649716, 8.1%, 08/24/2021(b)	27,454	26,932	16,169
2649873, 8.1%, 08/24/2021	6,284	6,135	4,264
2649948, 5.96%, 08/24/2021	4,971	4,809	4,765
2649998, 7.86%, 08/24/2021	7,800	7,447	7,520
2650054, 8.1%, 08/24/2021	3,672	3,562	3,319
2650103, 7.63%, 08/24/2021	4,682	4,511	4,335
2650139, 5.95%, 08/24/2021	19,844	19,349	17,755
2650298, 7.86%, 08/24/2021	10,997	10,673	8,528
2650365, 7.86%, 08/24/2021	10,081	9,447	9,750
2650481, 5.95%, 08/25/2021	8,560	8,331	7,729
2650647, 8.33%, 08/25/2021(b)	11,036	10,823	6,600
2650755, 7.86%, 08/25/2021	6,398	6,278	5,273
2650865, 5.95%, 08/25/2021(b)	4,147	4,059	3,217
2650934, 7.86%, 08/25/2021	3,339	3,253	2,510
2650982, 8.09%, 08/25/2021	712	649	693
2651033, 5.96%, 08/25/2021	4,213	4,102	3,788
2651085, 7.87%, 08/25/2021	1,165	1,109	1,125
2651095, 7.62%, 08/25/2021	18,951	18,050	18,153
2651430, 7.84%, 08/25/2021	915	893	849
2651449, 5.95%, 08/25/2021	6,003	5,856	5,322
2651505, 7.62%, 08/25/2021	12,638	12,231	10,449
2651693, 6.95%, 08/25/2021	573	566	499
2651709, 7.86%, 08/25/2021	6,779	6,515	6,504
2651863, 7.87%, 08/25/2021	1,251	1,214	968
2651893, 6.93%, 08/25/2021	1,048	1,040	505
2651911, 7.86%, 08/25/2021	1,777	1,706	1,704
2651937, 8.57%, 08/25/2021	23,283	22,877	13,056
2652251, 7.89%, 08/25/2021	454	446	376
2652312, 7.62%, 08/25/2021(b)	5,596	5,436	4,381
2652375, 7.9%, 08/25/2021	618	593	592
2652394, 7.86%, 08/25/2021(b)	3,168	3,083	2,219
2652433, 7.86%, 08/25/2021	1,485	1,453	1,382
2652455, 8.57%, 08/25/2021	7,162	7,027	3,975
2652629, 7.87%, 08/25/2021	711	698	524

2652646, 6.67%, 08/25/2021	3,053	2,902	2,950
2652723, 7.64%, 08/25/2021(b)	1,880	1,828	1,412
2652749, 5.95%, 08/25/2021	12,682	12,245	12,172
2652947, 5.97%, 08/25/2021	1,674	1,626	1,519
2652970, 7.85%, 08/25/2021	3,805	3,662	3,471
2653027, 7.88%, 08/25/2021	944	907	903
2653038, 8.1%, 08/25/2021	10,758	10,475	9,336
2653241, 7.86%, 08/25/2021	64,567	62,656	49,585
2654322, 7.86%, 08/25/2021	12,806	12,478	10,175
2654622, 8.57%, 08/25/2021	792	777	441
2654652, 5.95%, 08/25/2021	6,533	6,359	5,895
2654771, 7.86%, 08/25/2021	701	650	683
2654800, 8.34%, 08/25/2021	1,731	1,666	1,660
2654842, 7.87%, 08/25/2021(b)	5,310	5,178	3,392
2654869, 5.97%, 08/25/2021(b)	3,141	3,076	2,432
2654895, 5.95%, 08/25/2021	4,026	3,931	3,549
2654975, 7.86%, 08/25/2021	4,719	4,586	3,641
2655058, 7.62%, 08/25/2021	2,066	1,949	1,994
2655161, 5.96%, 08/25/2021	3,328	3,209	3,199
2655242, 5.95%, 08/25/2021	26,701	25,993	24,166
2655805, 7.9%, 08/25/2021	334	323	324
2655819, 7.86%, 08/25/2021	27,530	27,157	20,621
2656193, 8.34%, 08/25/2021	8,420	8,232	5,104
2656355, 5.96%, 08/25/2021	8,001	7,799	7,158
2656455, 7.86%, 08/26/2021	22,301	21,599	20,555
2656792, 7.85%, 08/26/2021	3,481	3,389	2,633
2656833, 7.62%, 08/26/2021(b)	29,027	28,225	20,986
2657055, 7.62%, 08/26/2021	3,258	3,144	2,716
2657075, 8.1%, 08/26/2021(b)	2,752	2,693	1,626
2657094, 8.57%, 08/26/2021	523	501	508
2657100, 5.96%, 08/26/2021	4,596	4,471	4,137
2657151, 7.87%, 08/26/2021	3,560	3,448	2,724
2657175, 7.62%, 08/26/2021	19,840	19,197	16,246
2657397, 7.86%, 08/26/2021	15,636	14,936	14,770
2657715, 7.88%, 08/26/2021(b)	1,941	1,882	1,496
2657750, 8.1%, 08/26/2021	2,160	2,088	1,961
2657782, 7.86%, 08/26/2021	9,818	9,347	9,485
2658102, 6.67%, 08/26/2021(b)	10,368	10,114	7,941
2658222, 7.86%, 08/26/2021	3,000	2,902	2,764
2658271, 7.86%, 08/26/2021	6,827	6,516	6,581
2658372, 6.67%, 08/26/2021	4,074	3,952	3,462
2658412, 8.33%, 08/26/2021	2,681	2,442	2,613
2658562, 7.87%, 08/26/2021	1,497	1,476	1,117
2658592, 8.57%, 08/26/2021	2,471	2,403	2,115
2658626, 7.62%, 08/26/2021	5,247	4,975	5,039
2658668, 5.95%, 08/26/2021	5,003	4,856	4,549
2658727, 8.1%, 08/26/2021(b)	4,968	4,864	3,192
2658832, 7.85%, 08/26/2021(b)	2,761	2,698	1,831
2658847, 5.96%, 08/26/2021	4,724	4,688	3,701
2658943, 6.67%, 08/26/2021	35,420	34,278	30,210
2659325, 5.95%, 08/26/2021	5,483	5,350	4,845
2659423, 6.67%, 08/26/2021	19,032	18,494	15,907
2659643, 5.95%, 08/26/2021	3,000	2,930	2,623
2659760, 8.57%, 08/26/2021	10,057	9,793	8,615
2659936, 7.62%, 08/26/2021	2,359	2,271	1,980
2659963, 5.95%, 08/26/2021	1,215	1,180	1,108
2659969, 7.88%, 08/26/2021	1,273	1,224	1,176
2660003, 5.96%, 08/26/2021(b)	4,687	4,676	2,101
2661412, 5.95%, 08/27/2021	12,968	12,648	11,541
2661572, 5.95%, 08/27/2021	3,663	3,544	3,502
2661614, 6.67%, 08/27/2021	36,416	35,282	30,991
2661962, 7.83%, 08/27/2021	623	608	581
2661981, 5.95%, 08/27/2021(b)	10,981	10,742	8,525
2662157, 5.94%, 08/27/2021(b)	2,241	2,194	1,740
2662168, 8.13%, 08/27/2021	493	479	430
2662190, 7.86%, 08/27/2021	7,705	7,475	5,959
2662293, 8.35%, 08/27/2021	869	836	833
2662301, 6.67%, 08/27/2021	9,532	9,148	9,133
2662489, 8.57%, 08/27/2021	1,918	1,852	1,804
2662532, 6.9%, 08/27/2021(b)	2,999	2,974	1,437
2662575, 8.34%, 08/27/2021	214	197	209
2662633, 7.86%, 08/27/2021	2,610	2,519	2,401
2662687, 5.95%, 08/27/2021(b)	5,912	5,775	5,015
2662763, 7.86%, 08/27/2021	4,560	4,389	4,431
2662955, 7.62%, 08/27/2021(b)	21,528	20,931	14,861
2663207, 8.1%, 08/27/2021	10,435	10,078	9,710
2663479, 7.62%, 08/27/2021	7,465	7,223	6,066
2663605, 5.96%, 08/27/2021	1,460	1,436	1,421
2663656, 7.86%, 08/27/2021(b)	6,341	6,147	4,930
2663777, 8.1%, 08/27/2021(b)	31,459	30,831	18,607
2664013, 8.1%, 08/27/2021	19,831	19,395	13,189
2664306, 5.95%, 08/27/2021	5,313	5,087	5,131

2664423, 6.67%, 08/27/2021	24,363	23,697	20,111
2664773, 5.95%, 08/27/2021	5,717	5,569	5,117
2664875, 7.62%, 08/27/2021	5,507	5,305	4,619
2665017, 7.86%, 08/28/2021	8,733	8,452	6,871
2665145, 7.87%, 08/28/2021	2,262	2,186	2,086
2665173, 7.86%, 08/28/2021	12,274	11,841	11,331
2665298, 7.86%, 08/28/2021	2,994	2,852	2,872
2665414, 6.9%, 08/28/2021	1,651	1,630	1,354
2665429, 8.57%, 08/28/2021	3,271	3,201	1,847
2665450, 7.84%, 08/28/2021	1,486	1,439	1,308
2665462, 7.62%, 08/28/2021(b)	3,305	3,213	2,283
2665483, 5.95%, 08/28/2021(b)	7,649	7,472	6,482
2665516, 6.67%, 08/28/2021(b)	5,392	5,264	3,869
2665545, 8.06%, 08/28/2021(b)	747	731	491
2665559, 5.95%, 08/28/2021	3,874	3,761	3,525
2665631, 6.9%, 08/28/2021	576	549	563
2665686, 7.86%, 08/28/2021	1,354	1,316	996
2665704, 6.93%, 08/28/2021	560	550	486
2665725, 5.95%, 08/28/2021	5,784	5,599	5,521
2665812, 5.94%, 08/28/2021	3,409	3,386	2,223
2665857, 7.86%, 08/28/2021	4,901	4,750	3,814
2665915, 8.57%, 08/28/2021	2,039	1,990	1,758
2666048, 7.85%, 08/28/2021	2,083	2,045	1,540
2666068, 7.86%, 08/28/2021	1,794	1,658	1,752
2666166, 7.64%, 08/28/2021	1,740	1,685	1,400
2666179, 8.1%, 08/28/2021	589	567	547
2666212, 8.57%, 08/28/2021(b)	12,326	12,085	7,126
2666479, 8.1%, 08/28/2021	10,738	10,386	9,779
2666632, 7.62%, 08/28/2021	27,576	26,683	22,565
2667004, 7.86%, 08/28/2021(b)	4,201	4,105	2,738
2667046, 5.99%, 08/28/2021(b)	743	740	335
2667052, 5.96%, 08/28/2021	356	352	337
2667068, 7.86%, 08/28/2021	10,793	10,411	9,949
2667290, 8.57%, 08/28/2021	684	650	666
2667319, 5.96%, 08/28/2021	2,653	2,573	2,420
2667383, 8.33%, 08/28/2021	3,363	3,165	3,259
2667506, 7.62%, 08/28/2021	2,183	2,051	2,108
2667591, 8.33%, 08/28/2021	13,389	13,069	8,297
2667737, 7.86%, 08/28/2021	14,443	14,037	10,681
2667992, 7.86%, 08/28/2021	2,485	2,418	1,831
2668066, 8.1%, 08/28/2021(b)	11,369	11,126	7,358
2668147, 7.63%, 08/28/2021	5,734	5,506	5,327
2668254, 6.94%, 08/28/2021	1,271	1,259	614
2668263, 5.95%, 08/28/2021	2,259	2,195	2,045
2668299, 7.86%, 08/28/2021	2,187	2,156	1,169
2668320, 7.62%, 08/28/2021	7,699	7,419	6,465
2668402, 8.33%, 08/29/2021	2,988	2,915	1,860
2668481, 6.67%, 08/29/2021(b)	52,665	51,368	37,816
2669248, 6.9%, 08/29/2021	2,338	2,287	2,261
2669335, 5.95%, 08/29/2021	3,055	2,915	2,955
2669440, 6.67%, 09/01/2021	6,531	6,322	5,606
2669551, 5.95%, 09/01/2021	13,108	12,797	11,276
2669742, 8.34%, 09/01/2021	3,596	3,466	3,410
2669849, 5.9%, 09/01/2021	698	695	318
2669863, 7.85%, 09/01/2021	2,920	2,744	2,810
2669961, 7.62%, 09/01/2021(b)	40,781	39,640	28,214
2671808, 7.85%, 09/02/2021	5,162	4,998	4,575
2672004, 5.95%, 09/02/2021	11,790	11,474	10,538
2672276, 6.92%, 09/02/2021	823	801	804
2672321, 6.67%, 09/02/2021	27,848	27,035	23,489
2672766, 8.57%, 09/02/2021	1,949	1,800	1,900
2672891, 8.33%, 09/02/2021	2,031	1,991	1,223
2672914, 6.67%, 09/02/2021(b)	12,034	11,743	8,657
2673158, 7.62%, 09/02/2021	1,293	1,254	1,011
2673173, 8.57%, 09/02/2021	1,622	1,588	940
2673186, 8.1%, 09/02/2021	12,506	12,010	11,864
2673601, 7.62%, 09/02/2021	2,917	2,822	2,402
2673618, 8.34%, 09/02/2021	4,134	4,003	3,826
2673725, 7.62%, 09/02/2021	5,037	4,828	4,756
2673861, 8.31%, 09/02/2021	1,615	1,578	1,020
2673894, 5.96%, 09/02/2021	9,901	9,601	9,040
2674069, 7.86%, 09/02/2021(b)	6,607	6,532	3,615
2674131, 7.85%, 09/02/2021(b)	11,246	10,967	7,513
2674364, 7.62%, 09/02/2021	1,884	1,821	1,559
2674389, 7.86%, 09/02/2021(b)	6,145	5,991	4,104
2674458, 5.96%, 09/03/2021	3,913	3,796	3,570
2674566, 6.67%, 09/03/2021	7,709	7,463	6,615
2674635, 7.85%, 09/03/2021	1,973	1,922	1,838
2674665, 6.67%, 09/03/2021	8,851	8,574	7,554
2675173, 7.62%, 09/03/2021	2,266	2,167	2,142
2675223, 5.95%, 09/03/2021	3,391	3,304	2,998
2675269, 8.11%, 09/03/2021	1,118	1,035	1,087

2675303, 5.95%, 09/03/2021	5,724	5,577	5,084
2675482, 7.86%, 09/03/2021	3,971	3,834	3,527
2675599, 7.62%, 09/03/2021	9,276	8,980	7,596
2675730, 8.33%, 09/03/2021	614	589	587
2675759, 8.11%, 09/03/2021	3,055	2,956	2,658
2675792, 6.93%, 09/03/2021	1,318	1,302	995
2675829, 5.95%, 09/03/2021	5,759	5,717	3,851
2675904, 8.08%, 09/03/2021	1,877	1,832	1,277
2675944, 8.11%, 09/03/2021	3,069	3,003	1,856
2675985, 8.57%, 09/03/2021	1,016	989	885
2676027, 8.57%, 09/03/2021	7,541	7,323	6,897
2676197, 7.62%, 09/03/2021	3,712	3,565	3,446
2676275, 7.86%, 09/03/2021	19,906	19,422	14,180
2676528, 8.14%, 09/03/2021	868	843	759
2676534, 7.62%, 09/03/2021	3,426	3,282	3,234
2676632, 7.86%, 09/03/2021	3,129	3,044	2,345
2676674, 7.62%, 09/03/2021	6,403	6,221	4,442
2676871, 7.63%, 09/03/2021	8,107	7,872	5,828
2677332, 8.34%, 09/03/2021	1,060	1,001	1,030
2677366, 7.86%, 09/03/2021	2,117	2,068	1,364
2677386, 7.86%, 09/03/2021	11,775	11,429	9,150
2677579, 7.85%, 09/03/2021	1,248	1,229	672
2677593, 7.86%, 09/03/2021	10,126	9,880	7,103
2677724, 8.38%, 09/03/2021	843	822	533
2677740, 8.57%, 09/03/2021	975	946	892
2677771, 6.67%, 09/03/2021	4,998	4,866	3,936
2677790, 7.62%, 09/03/2021	10,660	10,179	10,169
2677935, 7.86%, 09/03/2021	8,503	8,095	8,207
2678086, 5.95%, 09/03/2021	9,988	9,755	8,383
2678190, 6.93%, 09/03/2021	1,671	1,654	834
2678201, 7.86%, 09/03/2021	8,457	8,193	6,510
2678309, 7.85%, 09/03/2021	5,252	5,069	4,706
2678368, 6.93%, 09/03/2021	918	908	430
2678372, 8.1%, 09/03/2021	8,033	7,815	5,557
2678461, 7.85%, 09/03/2021	4,895	4,707	4,471
2678511, 7.86%, 09/03/2021	5,169	5,088	2,768
2678569, 7.62%, 09/03/2021	5,121	4,750	4,987
2678658, 6.9%, 09/03/2021	3,062	3,029	1,455
2678721, 8.11%, 09/04/2021	127	117	124
2678877, 7.62%, 09/04/2021	3,461	3,336	2,901
2678931, 8.34%, 09/04/2021	2,475	2,404	1,537
2678952, 5.96%, 09/04/2021	343	333	335
2678980, 5.96%, 09/04/2021	1,923	1,868	1,739
2679011, 5.96%, 09/04/2021	1,898	1,857	1,795
2679079, 8.34%, 09/04/2021	39	31	38
2679091, 8.57%, 09/04/2021(b)	1,637	1,610	907
2679109, 8.1%, 09/04/2021	4,673	4,571	2,807
2679162, 7.62%, 09/04/2021	2,838	2,709	2,704
2679225, 7.86%, 09/04/2021	10,998	10,540	10,203
2679394, 7.85%, 09/04/2021	10,904	10,577	7,865
2679523, 5.95%, 09/04/2021	7,595	7,502	6,039
2679581, 7.62%, 09/04/2021	2,817	2,714	2,349
2679607, 7.86%, 09/04/2021	5,322	5,187	3,541
2679658, 6%, 09/04/2021	853	829	769
2679669, 5.96%, 09/04/2021	4,268	4,136	3,897
2679725, 7.85%, 09/04/2021	758	719	739
2679762, 8.57%, 09/04/2021	4,736	4,555	4,539
2679845, 6.67%, 09/04/2021	10,262	9,926	8,791
2680003, 8.05%, 09/04/2021	284	272	274
2680005, 7.86%, 09/04/2021	5,717	5,529	5,063
2680089, 5.95%, 09/04/2021	4,752	4,616	4,317
2680138, 7.84%, 09/04/2021(b)	1,824	1,772	1,175
2680164, 8.33%, 09/04/2021	1,496	1,400	1,453
2680211, 8.33%, 09/04/2021	2,646	2,583	1,672
2680302, 6.91%, 09/04/2021	2,083	2,048	1,846
2680366, 8.34%, 09/04/2021	1,287	1,261	770
2680390, 7.86%, 09/04/2021	9,349	9,116	6,292
2681306, 5.96%, 09/04/2021	1,142	1,134	509
2681348, 7.85%, 09/04/2021	4,556	4,371	4,325
2681464, 5.96%, 09/04/2021	438	414	426
2681491, 6.9%, 09/04/2021	711	696	627
2681577, 8.32%, 09/04/2021	1,149	1,117	973
2681594, 7.62%, 09/04/2021	25,960	24,619	24,896
2682228, 6.67%, 09/04/2021	1,669	1,615	1,428
2682255, 7.85%, 09/04/2021	6,136	5,948	4,778
2682399, 5.95%, 09/04/2021	7,625	7,397	6,947
2682574, 7.87%, 09/04/2021	2,388	2,313	1,866
2682599, 7.86%, 09/04/2021	28,688	27,731	22,586
2684235, 5.95%, 09/05/2021	7,684	7,426	7,340
2684340, 6.67%, 09/05/2021	6,805	6,621	5,374
2684385, 5.95%, 09/05/2021	13,613	13,173	12,469
2684484, 6.67%, 09/05/2021	3,410	3,219	3,290

2684507, 7.85%, 09/05/2021	1,038	973	1,001
2684538, 8.57%, 09/05/2021	10,316	10,123	5,818
2684609, 6.67%, 09/05/2021	0	0	0
2684625, 5.95%, 09/05/2021	12,915	12,571	11,473
2684690, 8.1%, 09/05/2021	4,502	4,402	2,695
2684710, 7.86%, 09/05/2021	9,485	9,333	5,282
2684757, 7.63%, 09/05/2021	5,392	5,210	4,412
2684812, 8.33%, 09/05/2021(b)	10,501	10,299	5,874
2684894, 6.67%, 09/05/2021	8,319	8,042	7,153
2684970, 5.95%, 09/05/2021	15,449	14,975	14,094
2685190, 7.86%, 09/05/2021(b)	17,639	17,169	11,834
2686204, 7.86%, 09/05/2021	11,508	11,045	10,682
2686431, 7.85%, 09/05/2021	1,646	1,603	1,532
2686623, 6.92%, 09/05/2021	1,632	1,612	805
2686641, 5.96%, 09/05/2021	181	175	176
2686649, 7.86%, 09/05/2021	2,950	2,902	1,641
2686766, 8.1%, 09/05/2021	5,610	5,386	5,308
2686991, 5.96%, 09/05/2021	1,330	1,288	1,218
2687042, 8.1%, 09/05/2021	5,140	4,960	4,691
2687102, 7.62%, 09/05/2021	13,062	12,670	9,419
2687242, 6.9%, 09/05/2021	0	0	0
2687275, 5.96%, 09/05/2021	4,567	4,446	4,056
2687351, 8.36%, 09/05/2021	497	458	483
2687380, 6.92%, 09/05/2021(b)	2,919	2,892	1,481
2687388, 7.86%, 09/05/2021	2,130	2,028	2,045
2687460, 7.83%, 09/05/2021	1,354	1,310	1,065
2687466, 7.87%, 09/05/2021	2,236	2,137	2,111
2687521, 7.86%, 09/05/2021	21,820	21,459	12,090
2687815, 8.35%, 09/05/2021	1,958	1,910	1,256
2687837, 6.88%, 09/05/2021	1,304	1,290	664
2687859, 7.86%, 09/05/2021	2,880	2,719	2,784
2687974, 7.86%, 09/05/2021	5,775	5,480	5,528
2688072, 7.87%, 09/05/2021	2,036	1,967	1,952
2688134, 5.95%, 09/05/2021	7,222	7,009	6,565
2688252, 8.07%, 09/05/2021	212	196	207
2688255, 5.95%, 09/05/2021	7,500	7,310	6,487
2688324, 7.89%, 09/06/2021	1,058	1,039	574
2688381, 7.87%, 09/06/2021	1,575	1,516	1,419
2688414, 8.11%, 09/06/2021	2,152	2,090	1,506
2688454, 7.62%, 09/06/2021(b)	67,166	65,176	46,620
2688872, 6.67%, 09/06/2021	12,956	12,481	12,175
2689117, 7.62%, 09/06/2021(b)	5,060	4,917	3,510
2689204, 7.86%, 09/06/2021	4,121	3,821	3,997
2689333, 8.34%, 09/06/2021	4,661	4,468	4,461
2689420, 8.11%, 09/06/2021	1,567	1,505	1,464
2689464, 7.62%, 09/06/2021	2,026	1,949	1,708
2689497, 7.86%, 09/06/2021	9,980	9,551	9,493
2689708, 8.34%, 09/06/2021	1,272	1,235	1,083
2689726, 7.86%, 09/06/2021(b)	3,520	3,421	2,280
2689779, 7.86%, 09/06/2021	2,667	2,564	2,401
2689799, 8.1%, 09/06/2021	2,804	2,730	1,944
2689848, 7.62%, 09/06/2021	6,189	5,825	5,961
2690079, 6.67%, 09/06/2021	3,172	3,058	2,740
2690162, 7.87%, 09/06/2021	4,790	4,658	3,252
2690214, 7.87%, 09/06/2021	4,261	4,120	3,353
2690285, 7.86%, 09/06/2021	8,090	7,783	6,499
2690427, 6.67%, 09/06/2021	8,462	8,244	6,088
2690534, 7.62%, 09/06/2021	15,045	14,240	14,434
2690895, 5.95%, 09/06/2021	3,910	3,791	3,553
2690935, 8.1%, 09/06/2021	7,192	7,006	4,946
2691014, 7.86%, 09/06/2021	20,853	20,259	14,319
2691241, 7.65%, 09/06/2021	1,610	1,558	1,290
2691274, 7.86%, 09/06/2021	877	859	667
2691289, 8.12%, 09/06/2021	872	846	610
2691293, 7.62%, 09/06/2021(b)	32,884	31,932	22,813
2691688, 5.97%, 09/06/2021	2,505	2,421	2,292
2691733, 7.86%, 09/06/2021	11,711	11,149	11,279
2692150, 7.88%, 09/06/2021	985	958	917
2692176, 6.9%, 09/06/2021	510	502	421
2692192, 6.67%, 09/06/2021	1,716	1,664	1,453
2692201, 5.96%, 09/07/2021	4,001	3,896	3,498
2692300, 5.95%, 09/07/2021	13,830	13,463	12,060
2692426, 5.66%, 09/07/2021	13,291	12,978	9,861
2692551, 7.88%, 09/07/2021	1,143	1,087	1,092
2692555, 6.85%, 09/07/2021	3,430	3,350	2,485
2692580, 6.67%, 09/07/2021	1,703	1,648	1,464
2692592, 5.91%, 09/07/2021	1,100	1,084	842
2692615, 6.84%, 09/07/2021	3,341	3,248	2,513
2692638, 8.36%, 09/07/2021	1,580	1,541	1,021
2692666, 6.6%, 09/07/2021	10,360	9,935	9,880
2692689, 5.95%, 09/07/2021	13,952	13,611	11,046
2692826, 6.84%, 09/07/2021	8,279	7,936	7,885

2692944, 7.87%, 09/07/2021	2,982	2,846	2,849
2693003, 5.9%, 09/07/2021	3,482	3,438	2,700
2693028, 8.33%, 09/07/2021	398	368	389
2693048, 6.83%, 09/07/2021	4,248	4,061	4,052
2693067, 7.62%, 09/07/2021(b)	3,462	3,359	2,408
2693111, 4.95%, 09/07/2021	4,890	4,787	4,129
2693159, 6.67%, 09/08/2021	12,756	12,390	10,414
2693161, 4.97%, 09/08/2021(b)	3,170	3,107	2,464
2693187, 7.55%, 09/08/2021	3,303	3,185	3,180
2693262, 5.87%, 09/08/2021	558	548	458
2693270, 5.92%, 09/08/2021	127	120	124
2693284, 4.95%, 09/08/2021	11,335	11,094	9,559
2693358, 5.96%, 09/08/2021	3,113	2,872	3,007
2693419, 6.6%, 09/08/2021	6,548	6,332	5,503
2693481, 6.67%, 09/08/2021(b)	14,137	13,773	10,192
2693520, 7.31%, 09/08/2021	9,856	9,662	5,620
2693651, 7.08%, 09/08/2021	2,071	2,005	1,892
2693745, 6.9%, 09/08/2021	539	524	520
2693749, 4.94%, 09/08/2021	2,539	2,487	2,095
2693769, 7.62%, 09/08/2021	2,688	2,580	2,499
2693917, 7.55%, 09/09/2021	1,659	1,627	1,013
2693960, 5.66%, 09/09/2021(b)	38,098	37,248	27,539
2694040, 7.85%, 09/09/2021	1,559	1,492	1,447
2694117, 6.67%, 09/09/2021	2,706	2,566	2,601
2694267, 7.86%, 09/09/2021	10,537	10,096	9,774
2694576, 4.95%, 09/09/2021	4,215	4,115	3,782
2694628, 8.33%, 09/09/2021	4,765	4,572	4,524
2694765, 6.91%, 09/09/2021(b)	3,408	3,374	1,777
2694789, 7.08%, 09/09/2021	15,630	15,116	14,263
2694821, 8.1%, 09/09/2021	12,002	11,675	8,420
2695075, 6.84%, 09/09/2021	8,245	7,913	7,632
2695081, 7.87%, 09/09/2021	2,807	2,675	2,708
2695159, 6.67%, 09/09/2021(b)	2,906	2,830	2,101
2695188, 7.55%, 09/09/2021	12,007	11,457	11,666
2695218, 5.95%, 09/09/2021(b)	30,132	29,424	23,442
2695556, 4.97%, 09/09/2021(b)	2,893	2,878	1,413
2695602, 6.84%, 09/09/2021(b)	28,811	28,153	19,433
2695786, 7.87%, 09/09/2021	3,137	2,994	2,948
2695876, 5.95%, 09/09/2021	9,106	8,849	8,197
2695917, 6.84%, 09/09/2021	4,311	4,160	3,935
2695981, 6.84%, 09/09/2021	216	202	211
2696050, 5.66%, 09/09/2021	7,722	7,476	7,264
2696080, 6.89%, 09/09/2021	873	864	460
2696102, 7.86%, 09/09/2021(b)	11,170	10,859	7,260
2696200, 5.66%, 09/09/2021	5,392	5,243	4,622
2696265, 7.55%, 09/09/2021	2,612	2,566	1,542
2696306, 5.66%, 09/09/2021(b)	15,891	15,542	11,505
2696320, 7.85%, 09/09/2021	2,658	2,580	1,732
2696357, 5.96%, 09/09/2021	6,484	6,308	5,745
2696417, 7.32%, 09/09/2021	1,020	970	990
2696441, 6.84%, 09/09/2021	2,993	2,929	1,939
2696483, 5.66%, 09/09/2021	2,911	2,836	2,441
2696492, 7.88%, 09/09/2021	1,925	1,884	1,481
2696525, 4.95%, 09/09/2021(b)	7,231	7,195	3,531
2696547, 6.67%, 09/09/2021	24,590	23,603	23,478
2696587, 5.66%, 09/09/2021	34,367	33,410	29,499
2697020, 7.32%, 09/09/2021	2,394	2,230	2,332
2697107, 5.66%, 09/09/2021	11,738	11,270	11,289
2697125, 8.34%, 09/09/2021	2,108	2,050	1,352
2697178, 5.95%, 09/09/2021	10,975	10,656	9,945
2697371, 6.85%, 09/09/2021(b)	3,865	3,777	2,601
2697395, 4.95%, 09/09/2021	4,929	4,819	4,353
2697422, 8.11%, 09/09/2021	4,168	4,066	2,779
2697426, 4.95%, 09/09/2021	8,688	8,477	7,851
2697473, 7.86%, 09/09/2021(b)	14,369	13,992	9,698
2697498, 6.6%, 09/09/2021	10,780	10,431	9,071
2697679, 7.55%, 09/09/2021	12,647	12,428	7,386
2697714, 6.67%, 09/09/2021	3,260	3,164	2,698
2697801, 6.67%, 09/09/2021	8,559	8,154	8,227
2697818, 4.95%, 09/09/2021	5,298	5,173	4,758
2697899, 7.08%, 09/09/2021	24,655	24,146	14,947
2698031, 8.1%, 09/09/2021(b)	10,475	10,240	6,336
2698139, 6.84%, 09/09/2021	9,284	9,057	6,849
2698216, 6.67%, 09/10/2021	31,921	30,770	27,714
2698971, 8.35%, 09/10/2021	2,334	2,273	1,517
2699007, 8.1%, 09/10/2021(b)	13,858	13,550	8,398
2699231, 7.62%, 09/10/2021	9,808	9,486	7,579
2699394, 8.57%, 09/10/2021	7,270	7,067	6,076
2699570, 7.86%, 09/10/2021	1,713	1,651	1,646
2699663, 7.62%, 09/10/2021	17,868	16,837	17,191
2700022, 6.67%, 09/10/2021	2,590	2,503	2,231
2700064, 8.1%, 09/10/2021	1,334	1,293	945

2700104, 7.62%, 09/10/2021	4,019	3,864	3,389
2700161, 5.95%, 09/10/2021	2,076	2,026	1,603
2700167, 6.67%, 09/10/2021	1,826	1,770	1,548
2700195, 8.57%, 09/10/2021	2,765	2,607	2,692
2700274, 7.85%, 09/10/2021	4,049	3,894	3,739
2700328, 5.93%, 09/10/2021(b)	976	969	481
2700340, 8.12%, 09/10/2021	907	880	642
2700350, 8.1%, 09/10/2021(b)	10,978	10,723	6,667
2700503, 5.95%, 09/10/2021	16,005	15,463	15,287
2700773, 5.92%, 09/10/2021	587	579	517
2700796, 7.86%, 09/10/2021	46,336	44,998	33,714
2701399, 7.86%, 09/10/2021	1,934	1,852	1,840
2701413, 7.86%, 09/10/2021	1,702	1,588	1,649
2701459, 8.33%, 09/10/2021	1,915	1,869	1,235
2701495, 7.88%, 09/10/2021	429	411	416
2701503, 8.34%, 09/10/2021(b)	2,222	2,175	1,262
2701529, 8.57%, 09/10/2021	1,822	1,772	1,524
2701576, 7.62%, 09/10/2021	6,114	5,758	5,892
2701653, 8.1%, 09/10/2021	19,564	19,050	13,626
2701890, 6.67%, 09/10/2021	17,992	17,396	15,489
2702182, 7.86%, 09/10/2021	4,713	4,595	3,929
2702273, 8.57%, 09/10/2021	602	567	585
2702297, 7.64%, 09/10/2021	2,075	2,012	1,442
2702324, 7.62%, 09/10/2021	2,722	2,641	2,244
2702372, 6.84%, 09/11/2021(b)	18,026	17,602	12,203
2702433, 6.9%, 09/11/2021	8,192	8,046	6,851
2702462, 7.55%, 09/11/2021	2,129	2,089	1,296
2702464, 7.31%, 09/11/2021	4,096	3,964	3,791
2702479, 6.86%, 09/11/2021	1,107	1,044	1,071
2702486, 6.85%, 09/11/2021	1,214	1,142	1,176
2702491, 6.6%, 09/11/2021	3,183	3,074	2,431
2702506, 5.92%, 09/11/2021	1,639	1,618	1,266
2702510, 4.97%, 09/11/2021	674	667	554
2702515, 5.66%, 09/11/2021	26,882	25,908	25,700
2702557, 7.9%, 09/11/2021	780	751	705
2702573, 8.34%, 09/11/2021	3,606	3,434	3,427
2702646, 5.95%, 09/11/2021	3,319	3,121	3,225
2702657, 6.84%, 09/11/2021	3,031	2,940	2,297
2702672, 6.84%, 09/11/2021	5,794	5,467	5,576
2702744, 6.83%, 09/11/2021	1,114	1,074	1,019
2702809, 5.66%, 09/11/2021	12,080	11,462	11,691
2702811, 7.86%, 09/11/2021	4,190	4,062	2,900
2702880, 7.63%, 09/11/2021	3,929	3,707	3,760
2702919, 6.86%, 09/11/2021	1,157	1,117	1,046
2702934, 6.86%, 09/11/2021	2,834	2,761	2,119
2702947, 6.85%, 09/11/2021	2,538	2,442	2,351
2702959, 6.81%, 09/11/2021	986	970	550
2702980, 5.97%, 09/11/2021	2,407	2,330	2,199
2702982, 6.86%, 09/11/2021	2,916	2,830	2,248
2703023, 7.08%, 09/11/2021	1,550	1,505	1,371
2703027, 7.31%, 09/11/2021	6,011	5,622	5,846
2703050, 7.86%, 09/11/2021(b)	5,634	5,483	3,804
2703155, 6.63%, 09/11/2021	1,530	1,478	1,289
2703161, 7.86%, 09/11/2021	2,860	2,746	2,727
2703167, 6.6%, 09/11/2021	1,514	1,451	1,445
2703176, 4.96%, 09/11/2021	13,331	13,049	10,737
2703216, 7.31%, 09/11/2021	6,751	6,573	4,367
2703243, 7.9%, 09/11/2021	848	814	683
2703249, 7.86%, 09/11/2021	3,583	3,405	3,419
2703262, 6.83%, 09/11/2021	5,236	5,106	3,546
2703275, 6.6%, 09/11/2021	21,008	20,296	17,710
2703318, 7.86%, 09/11/2021	9,181	8,825	7,435
2703357, 6.84%, 09/11/2021	6,406	6,250	4,695
2703386, 7.31%, 09/11/2021	2,689	2,609	2,306
2703396, 5.66%, 09/11/2021	6,898	6,676	6,475
2703426, 5.87%, 09/11/2021	732	723	572
2703431, 6.85%, 09/11/2021(b)	5,887	5,727	3,839
2703453, 7.87%, 09/11/2021	611	558	593
2703457, 5.66%, 09/11/2021	2,523	2,440	2,190
2703465, 5.66%, 09/11/2021	6,811	6,645	5,409
2703491, 8.1%, 09/11/2021(b)	62,844	61,337	38,227
2703495, 6.83%, 09/11/2021	1,794	1,733	1,620
2703513, 7.06%, 09/11/2021	1,039	1,008	920
2703525, 6.84%, 09/11/2021	17,465	16,879	15,768
2703608, 6.84%, 09/11/2021	1,438	1,397	1,138
2703618, 6.84%, 09/11/2021	1,974	1,832	1,921
2703640, 7.32%, 09/11/2021	1,516	1,463	1,438
2703646, 7.33%, 09/11/2021	1,909	1,847	1,637
2703657, 5.66%, 09/11/2021	2,618	2,548	2,206
2703662, 4.97%, 09/11/2021	1,047	1,030	995
2703680, 4.97%, 09/11/2021	2,873	2,807	2,498
2703695, 7.11%, 09/11/2021(b)	1,426	1,397	864

2703700, 4.96%, 09/11/2021	2,885	2,810	2,629
2703739, 6.6%, 09/11/2021	966	940	777
2703741, 6.86%, 09/11/2021	899	868	809
2703895, 4.97%, 09/11/2021(b)	1,171	1,164	580
2703900, 6.84%, 09/11/2021	2,767	2,670	2,504
2703910, 6.85%, 09/11/2021(b)	2,570	2,536	1,472
2703922, 7.32%, 09/11/2021	7,655	7,459	5,008
2703954, 6.61%, 09/11/2021	6,201	6,006	5,125
2703984, 6.82%, 09/11/2021	1,388	1,348	1,100
2703986, 4.95%, 09/11/2021	2,522	2,507	1,250
2704006, 4.95%, 09/11/2021	18,603	18,123	16,914
2704067, 7.55%, 09/11/2021	4,660	4,539	3,901
2704096, 4.96%, 09/11/2021	2,205	2,147	2,014
2704109, 6.86%, 09/11/2021	910	869	875
2704115, 7.29%, 09/11/2021	786	755	752
2704127, 4.95%, 09/11/2021	15,107	14,765	13,277
2704162, 7.89%, 09/11/2021	1,126	1,081	1,025
2704190, 5.96%, 09/11/2021	2,616	2,523	2,493
2704201, 4.94%, 09/11/2021	1,767	1,753	1,224
2704216, 4.95%, 09/11/2021	3,187	3,117	2,710
2704226, 6.84%, 09/11/2021	33,301	31,820	32,113
2704234, 8.1%, 09/11/2021	6,247	5,983	5,912
2704366, 5.95%, 09/11/2021	5,803	5,633	5,227
2704423, 7.62%, 09/11/2021(b)	10,680	10,358	7,435
2704435, 7.09%, 09/11/2021	2,402	2,327	2,193
2704449, 6.84%, 09/11/2021	12,998	12,672	9,145
2704491, 6.83%, 09/11/2021	4,086	3,891	3,913
2704501, 4.95%, 09/11/2021	13,039	12,727	11,728
2704517, 6.91%, 09/11/2021	3,594	3,537	2,788
2704557, 7.09%, 09/11/2021	1,916	1,859	1,690
2704573, 7.07%, 09/11/2021	8,307	8,127	5,055
2704595, 7.86%, 09/11/2021	8,042	7,634	7,675
2704697, 4.95%, 09/11/2021	4,136	4,050	3,327
2704709, 7.08%, 09/11/2021	27,424	26,775	18,425
2704717, 8.11%, 09/11/2021	3,324	3,241	2,018
2704764, 7.87%, 09/11/2021	4,110	3,956	3,280
2704786, 7.55%, 09/11/2021	1,907	1,867	1,173
2704799, 5.66%, 09/11/2021	2,952	2,874	2,492
2704817, 6.84%, 09/11/2021(b)	2,697	2,634	1,826
2704834, 6.84%, 09/11/2021	9,395	9,118	7,363
2704851, 7.87%, 09/11/2021	2,815	2,741	1,935
2704861, 6.85%, 09/11/2021	2,846	2,758	2,256
2704870, 5.96%, 09/11/2021	4,287	4,148	3,935
2704887, 4.97%, 09/11/2021	1,827	1,812	907
2704901, 6.85%, 09/11/2021	1,525	1,482	1,415
2704906, 7.31%, 09/11/2021	8,062	7,853	6,895
2704954, 6.85%, 09/11/2021	2,792	2,660	2,671
2704962, 7.87%, 09/11/2021	3,722	3,601	2,807
2704972, 6.86%, 09/11/2021	2,816	2,738	2,204
2704990, 4.95%, 09/11/2021	3,007	2,922	2,871
2704996, 7.09%, 09/11/2021(b)	4,616	4,521	2,806
2705014, 7.86%, 09/11/2021	41,655	40,458	29,832
2705021, 6.84%, 09/11/2021	15,048	14,604	11,937
2705067, 4.93%, 09/11/2021(b)	1,446	1,438	716
2705075, 6.84%, 09/11/2021(b)	10,472	10,230	7,089
2705120, 6.84%, 09/11/2021	2,952	2,795	2,838
2705127, 4.95%, 09/11/2021	649	637	624
2705134, 6.84%, 09/11/2021	5,698	5,384	5,488
2705152, 6.84%, 09/11/2021	3,718	3,646	2,866
2705184, 5.66%, 09/11/2021	10,788	10,418	10,288
2705216, 6.84%, 09/11/2021	611	569	596
2705221, 4.91%, 09/11/2021	685	681	334
2705234, 4.95%, 09/11/2021	39,230	37,992	37,603
2705368, 6.84%, 09/11/2021	660	648	516
2705371, 6.6%, 09/11/2021	4,113	3,853	3,981
2705388, 8.1%, 09/11/2021	13,567	12,686	13,160
2705418, 6.83%, 09/11/2021	2,329	2,257	1,839
2705423, 6.84%, 09/11/2021(b)	8,777	8,591	5,709
2705453, 4.95%, 09/11/2021(b)	6,397	6,363	3,170
2705463, 6.84%, 09/11/2021	9,400	9,030	8,731
2705509, 6.83%, 09/11/2021	2,127	2,076	1,519
2705516, 6.84%, 09/11/2021(b)	15,069	14,735	9,802
2705573, 6.85%, 09/11/2021	275	253	269
2705582, 6.84%, 09/11/2021	1,794	1,736	1,724
2705592, 7.31%, 09/11/2021	11,884	11,513	10,891
2705650, 6.6%, 09/11/2021	2,514	2,442	1,966
2705658, 5.66%, 09/11/2021(b)	5,411	5,291	3,915
2705677, 7.31%, 09/11/2021(b)	8,247	8,095	4,696
2705688, 7.31%, 09/11/2021	19,440	19,039	11,614
2706535, 7.85%, 09/12/2021	6,331	6,067	5,861
2706630, 7.86%, 09/12/2021	2,107	2,018	1,992
2706659, 8.1%, 09/12/2021	459	413	445

2706734, 5.97%, 09/12/2021(b)	1,177	1,166	586
2706739, 8.1%, 09/12/2021	252	228	244
2706763, 6.67%, 09/12/2021	30,261	29,252	25,884
2707160, 7.62%, 09/12/2021(b)	3,943	3,824	2,751
2707186, 5.96%, 09/12/2021	10,572	10,227	9,641
2707348, 7.62%, 09/12/2021	5,064	4,900	4,094
2707398, 7.85%, 09/12/2021	1,056	1,026	766
2707415, 7.86%, 09/12/2021	4,992	4,822	3,799
2707478, 5.95%, 09/12/2021	3,549	3,441	3,224
2707558, 7.86%, 09/12/2021(b)	13,590	13,247	8,850
2707652, 8.1%, 09/12/2021	16,956	16,135	16,270
2708018, 8.33%, 09/12/2021	8,512	8,224	7,319
2708148, 6.67%, 09/12/2021	1,676	1,611	1,276
2708175, 8.57%, 09/12/2021(b)	3,643	3,571	2,091
2708212, 5.94%, 09/12/2021	1,026	1,018	514
2708216, 6.67%, 09/12/2021(b)	3,662	3,561	2,654
2708280, 8.57%, 09/12/2021	1,119	1,085	994
2708309, 8.1%, 09/12/2021(b)	13,375	13,056	8,106
2708470, 6.9%, 09/12/2021	1,272	1,252	992
2708474, 8.57%, 09/12/2021	2,094	2,038	1,265
2708506, 8.35%, 09/12/2021	2,506	2,412	2,320
2708535, 6.67%, 09/12/2021	17,007	16,270	16,305
2708807, 5.95%, 09/12/2021	3,284	3,147	3,163
2708874, 7.85%, 09/12/2021(b)	4,983	4,845	3,369
2708926, 7.85%, 09/12/2021	4,107	3,933	3,728
2709007, 5.95%, 09/12/2021	8,042	7,826	6,997
2709176, 7.62%, 09/12/2021	1,385	1,331	1,170
2709215, 8.1%, 09/12/2021	2,419	2,290	2,338
2709249, 8.57%, 09/12/2021	999	965	912
2709275, 7.62%, 09/12/2021	2,158	2,057	2,056
2709310, 7.85%, 09/12/2021(b)	4,532	4,460	2,606
2709346, 6.67%, 09/12/2021(b)	36,673	35,693	26,580
2709526, 5.95%, 09/12/2021	3,829	3,689	3,663
2709547, 6.91%, 09/12/2021(b)	2,991	2,957	1,597
2709583, 7.88%, 09/12/2021	2,152	2,066	1,749
2709605, 5.96%, 09/12/2021(b)	4,228	4,127	3,292
2709747, 8.1%, 09/13/2021(b)	3,562	3,474	2,174
2709780, 7.62%, 09/13/2021(b)	4,520	4,383	3,154
2709795, 7.86%, 09/13/2021	25,402	23,908	24,564
2710126, 8.35%, 09/13/2021	2,098	2,013	1,994
2710153, 6.9%, 09/13/2021	20,868	20,569	10,878
2710340, 5.96%, 09/13/2021	2,757	2,718	2,406
2710361, 7.87%, 09/13/2021	3,419	3,249	3,245
2710423, 8.34%, 09/13/2021	3,527	3,409	3,035
2710463, 8.34%, 09/13/2021(b)	6,217	6,071	3,572
2710519, 6.67%, 09/13/2021	2,583	2,460	2,482
2710528, 8.1%, 09/13/2021	1,738	1,690	1,216
2710542, 7.85%, 09/13/2021	3,743	3,600	2,984
2710567, 7.62%, 09/13/2021	10,206	9,862	7,884
2710594, 6.67%, 09/13/2021	6,271	6,059	5,375
2710691, 8.1%, 09/13/2021	3,753	3,643	2,651
2710775, 7.87%, 09/13/2021(b)	4,711	4,581	3,171
2710821, 8.57%, 09/13/2021	3,412	3,304	2,863
2710838, 7.86%, 09/13/2021	39,895	38,743	29,003
2711135, 7.87%, 09/13/2021	2,868	2,767	2,222
2711151, 7.62%, 09/13/2021(b)	4,447	4,310	3,105
2711183, 5.95%, 09/13/2021	2,089	2,068	1,009
2711195, 8.32%, 09/13/2021	919	882	872
2711211, 8.57%, 09/13/2021(b)	2,451	2,401	1,414
2711237, 7.87%, 09/13/2021	893	867	818
2711245, 7.62%, 09/13/2021	3,010	2,859	2,875
2711290, 7.87%, 09/13/2021	1,906	1,847	1,447
2711298, 7.86%, 09/13/2021(b)	6,727	6,554	4,383
2711357, 5.96%, 09/13/2021	12,044	11,696	10,767
2711481, 7.62%, 09/13/2021	7,459	7,013	7,175
2711533, 6.67%, 09/13/2021	5,994	5,763	5,641
2711573, 7.85%, 09/13/2021	2,107	2,047	1,532
2711580, 7.89%, 09/13/2021	1,208	1,161	969
2711583, 7.86%, 09/13/2021	5,315	5,056	5,013
2711634, 5.95%, 09/13/2021	4,288	4,146	3,921
2711657, 7.86%, 09/13/2021	3,881	3,700	3,709
2711687, 7.62%, 09/13/2021	15,730	15,056	14,677
2711742, 8.1%, 09/13/2021	13,845	13,395	9,844
2711821, 7.62%, 09/13/2021	5,183	4,977	4,394
2711865, 8.08%, 09/13/2021	1,306	1,259	1,161
2711882, 8.57%, 09/13/2021	1,684	1,645	1,040
2711887, 7.86%, 09/13/2021	4,137	3,936	3,978
2711949, 5.95%, 09/13/2021	4,002	3,896	3,341
2712076, 5.96%, 09/14/2021	1,918	1,857	1,755
2712117, 7.62%, 09/14/2021	50,719	48,640	43,170
2712447, 6.67%, 09/14/2021	7,933	7,706	5,755
2712513, 8.35%, 09/14/2021	1,224	1,158	1,186

2712540, 5.95%, 09/15/2021	3,400	3,301	3,026
2712563, 7.86%, 09/15/2021	2,143	2,045	2,026
2712580, 6.93%, 09/15/2021(b)	1,235	1,221	675
2712590, 8.34%, 09/15/2021	1,288	1,188	1,257
2712624, 6.67%, 09/15/2021	3,385	3,288	2,455
2712640, 7.86%, 09/15/2021(b)	2,187	2,119	1,435
2712648, 7.86%, 09/15/2021(b)	3,074	2,993	2,010
2712679, 6.67%, 09/15/2021	12,741	12,316	10,866
2712740, 6.67%, 09/15/2021	7,686	7,376	7,316
2712787, 5.95%, 09/15/2021	8,371	7,894	8,175
2712937, 7.86%, 09/15/2021	8,427	8,127	6,714
2712977, 7.86%, 09/15/2021	3,717	3,543	3,593
2713143, 7.86%, 09/16/2021	2,953	2,841	2,678
2713182, 5.95%, 09/16/2021	14,624	14,246	11,505
2713343, 8.57%, 09/16/2021	2,230	2,171	1,394
2713365, 6.67%, 09/16/2021	1,800	1,707	1,736
2713387, 5.96%, 09/16/2021	8,916	8,673	7,692
2713445, 6.67%, 09/16/2021	10,565	10,120	10,095
2713568, 6.67%, 09/16/2021	1,701	1,644	1,454
2713578, 7.62%, 09/16/2021	11,070	10,680	8,905
2713631, 6.67%, 09/16/2021	10,140	9,839	8,091
2713678, 8.1%, 09/16/2021	4,780	4,622	3,420
2713705, 6.67%, 09/16/2021	2,312	2,235	1,989
2713733, 7.86%, 09/16/2021(b)	3,624	3,531	2,376
2713758, 6.67%, 09/16/2021(b)	4,480	4,360	3,249
2713786, 7.62%, 09/16/2021	7,810	7,356	7,501
2713857, 7.86%, 09/16/2021	5,431	5,196	4,965
2713894, 6.67%, 09/16/2021(b)	4,984	4,849	3,612
2713948, 6.96%, 09/16/2021	253	244	247
2713959, 7.86%, 09/16/2021	8,553	8,301	5,811
2714013, 7.62%, 09/16/2021	5,236	5,065	3,870
2714054, 6.67%, 09/16/2021	4,219	4,070	3,661
2714181, 5.97%, 09/16/2021(b)	612	607	314
2715009, 5.95%, 09/17/2021	7,625	7,359	7,017
2715063, 7.86%, 09/17/2021(b)	10,972	10,633	7,195
2715083, 6.92%, 09/17/2021	1,110	1,094	620
2715086, 7.86%, 09/17/2021	10,652	10,334	7,330
2715116, 7.86%, 09/17/2021	12,063	11,661	9,263
2715139, 7.62%, 09/17/2021(b)	31,565	30,550	22,058
2715241, 7.87%, 09/17/2021	2,503	2,394	2,286
2715249, 6.67%, 09/17/2021	7,960	7,624	7,591
2715304, 7.86%, 09/17/2021(b)	6,720	6,546	4,423
2715352, 7.87%, 09/17/2021	4,157	4,032	3,093
2715390, 5.95%, 09/17/2021	4,736	4,578	4,345
2715432, 7.83%, 09/17/2021	902	880	715
2715440, 7.86%, 09/17/2021	5,937	5,758	4,106
2715470, 8.1%, 09/17/2021	1,286	1,253	790
2715482, 6.9%, 09/17/2021	3,580	3,480	3,432
2715503, 5.96%, 09/17/2021	2,298	2,203	2,210
2715515, 6.67%, 09/17/2021	23,271	22,570	18,597
2715698, 8.08%, 09/17/2021(b)	2,414	2,353	1,486
2715705, 7.86%, 09/17/2021(b)	11,608	11,282	7,896
2715748, 7.86%, 09/17/2021	1,357	1,330	1,070
2715753, 7.88%, 09/17/2021	2,687	2,599	1,956
2715768, 5.95%, 09/17/2021	4,096	3,983	3,597
2715794, 6.91%, 09/17/2021	13,295	12,951	12,394
2715888, 6.92%, 09/17/2021	899	884	705
2715897, 8.57%, 09/17/2021	8,648	8,415	5,426
2715921, 7.62%, 09/17/2021	11,135	10,755	8,771
2715931, 6.67%, 09/17/2021	36,848	35,803	27,025
2716023, 5.96%, 09/17/2021	15,084	14,620	13,678
2716092, 5.95%, 09/17/2021	3,798	3,690	3,371
2716101, 7.84%, 09/17/2021(b)	1,472	1,448	871
2716109, 8.05%, 09/17/2021	326	310	311
2716113, 7.87%, 09/17/2021	3,381	3,281	2,504
2716115, 7.86%, 09/17/2021	11,016	10,583	8,988
2716280, 5.97%, 09/17/2021	1,377	1,336	1,233
2716536, 7.85%, 09/18/2021	4,851	4,678	3,749
2716597, 8.37%, 09/18/2021	745	708	720
2716604, 8.1%, 09/18/2021	2,409	2,318	2,200
2716616, 8.34%, 09/18/2021	2,905	2,757	2,782
2716640, 6.67%, 09/18/2021	5,957	5,740	5,180
2716682, 7.86%, 09/18/2021	5,030	4,853	4,001
2716700, 5.95%, 09/18/2021	50,134	48,775	42,667
2716944, 5.95%, 09/18/2021	9,134	8,894	7,272
2717002, 5.96%, 09/18/2021	6,486	6,295	5,804
2717029, 5.95%, 09/18/2021	19,238	18,686	16,952
2717110, 7.86%, 09/18/2021	21,368	20,977	12,699
2717201, 7.62%, 09/18/2021	2,967	2,809	2,842
2717223, 7.86%, 09/18/2021	4,364	4,122	4,208
2717266, 7.86%, 09/18/2021	9,387	8,966	8,918
2717361, 6.67%, 09/18/2021(b)	19,985	19,429	14,539

2717509, 5.95%, 09/18/2021	6,401	6,335	3,330
2717539, 7.87%, 09/18/2021	4,318	4,166	3,335
2717716, 7.86%, 09/19/2021	6,972	6,723	5,386
2717878, 6.67%, 09/19/2021	58,444	55,890	55,819
2718297, 6.67%, 09/21/2021	9,593	9,262	8,182
2718585, 7.87%, 09/24/2021(b)	2,444	2,360	1,632
2718708, 6.91%, 09/25/2021	2,428	2,352	2,335
452262, 8.57%, 04/04/2018(b)	1,726	1,474	1,081
459867, 10.98%, 04/12/2018(b)	267	157	157
577106, 4.76%, 08/17/2018(b)	1,589	1,284	1,511
581027, 4.76%, 08/22/2018(b)	505	184	483
618165, 10.97%, 10/03/2018(b)	801	645	346
839368, 10.95%, 03/13/2019(b)	4,465	3,517	3,160
867719, 11.67%, 04/09/2019(b)	426	279	257

Total 18 Months		30,144,543	23,809,861

Total Small Business Loans		30,144,543	23,809,861

TOTAL WHOLE LOANS		54,274,508	47,486,433

ASSET-BACKED SECURITIES - 26.31%(a)
MarketPlace Lending Residual Securities - 8.95%(d)
PMIT 2017-2A CERT 09/15/2023, 0.00%	5,500,098	3,609,826	1,211,287
PMIT 2017-3A CERT 11/15/2023, 0.00%	5,500,000	2,864,419	1,260,820
PMIT 2018-2A CERT 10/15/2024, 5.00%	7,700,000	3,439,710	1,630,552
PMIT 2019-1A CERT 04/15/2025, 13.00%	22,190	1,773,200	1,744,924
PMIT 2019-4A CERT 04/15/2025, 12.00%	25,220	3,548,853	3,166,603

Total MarketPlace Lending Residual Securities		15,236,008	9,014,186

MarketPlace Lending Senior Notes - 17.36%
FREEDOM FINANCIAL SERIES 2020-FP1, 2.52%, 03/18/2027	1,934,309	1,934,198	1,931,603
LENDINGPOINT ASSET SECURITIZATION 2019-1, 3.154%, 08/15/2025	598,287	599,823	597,122
MARLETTE FUNDING TRUST 2018-3A, 3.20%, 09/15/2028	6,992	7,005	6,988
MARLETTE FUNDING TRUST 2018-4A, 3.71%, 12/15/2028	2,132,975	2,150,247	2,153,848
MARLETTE FUNDING TRUST 2020-1A, 2.24%, 03/15/2030	1,113,243	1,113,189	1,117,954
MARLETTE FUNDING TRUST 2019-3A, 2.69%, 09/17/2029	108,843	109,183	109,552
MARLETTE FUNDING TRUST 2019-1A, 3.44%, 04/16/2029	111,784	112,599	112,869
MARLETTE FUNDING TRUST 2019-4A, 2.39%, 12/15/2029	68,018	68,055	68,319
PROSPER MARKETPLACE ISSUANCE TRUST 2019-3A, 3.19%, 09/15/2025	1,839,173	1,852,872	1,846,744
PROSPER MARKETPLACE ISSUANCE TRUST 2019-4A, 2.48%, 02/16/2026	95,624	95,891	95,723
SOFI CONSUMER LOAN PROGRAM 2016-1 A, 3.26%, 08/25/2025	459,905	462,807	463,190
SOFI CONSUMER LOAN PROGRAM 2018-2 A2, 3.35%, 04/26/2027	326,363	328,026	329,049
SOFI CONSUMER LOAN PROGRAM 2019-4 A, 2.45%, 08/25/2028	1,627,522	1,640,068	1,646,141
SOFI CONSUMER LOAN PROGRAM 2018-4 A, 3.54%, 11/26/2027	122,461	123,409	123,853
SOFI CONSUMER LOAN PROGRAM 2020-1 A, 2.02%, 01/25/2029	1,187,492	1,187,456	1,200,620
UPSTART SECURITIZATION TRUST 2020-1 A, 2.32%, 04/22/2030	5,680,623	5,680,617	5,691,980

Total MarketPlace Lending Senior Notes		17,465,445	17,495,555

TOTAL ASSET-BACKED SECURITIES		32,701,453	26,509,741

BUSINESS DEVELOPMENT COMPANIES NOTES - 29.66%
APOLLO INVT CORP, 5.25%, 03/03/2025	4,311,929	4,273,748	3,995,690
BAIN CAPITAL SPECIALTY FIN INC, 8.50%, 06/10/2023	2,000,000	1,980,952	1,991,000
BLACKROCK CAP INVT CORP, 5.00%, 06/15/2022	1,498,000	1,361,860	1,321,461
BLACKROCK TCP CAPITAL CORP, 4.625%, 03/01/2022	2,954,000	2,870,501	2,894,989
BUSINESS DEVELOPMENT CORP, 4.85%, 12/15/2024	2,200,000	2,215,199	1,950,069
FS KKR CAPITAL CORP, 4.750%, 05/15/2022	2,500,000	2,398,503	2,480,581
FS KKR CAPITAL CORP, 4.125%, 02/01/2025	2,800,000	2,777,964	2,705,868
FS KKR CAPITAL CORP II SR GLBL, 4.250%, 02/14/2025	1,406,000	1,251,485	1,257,280
HERCULES CAPITAL INC, 4.375%, 02/01/2022	1,000,000	977,193	976,759
HERCULES CAPITAL INC, 5.25%, 04/30/2025	18,313	473,432	456,909
KCAP FINL INC, 6.125%, 09/30/2022	112,451	2,660,571	2,710,069
MONROE CAP CORP, 5.75%, 10/31/2023	9,936	253,677	226,143
NEW MTN FIN CORP, 5.750%, 08/15/2023	4,370,661	4,120,225	4,113,885
NEW MTN FIN CORP, 5.750%, 10/01/2023	5,598	131,005	134,352
OXFORD SQUARE CAP CORP, 6.5%, 03/30/2024	69,961	1,593,568	1,659,475
OXFORD SQUARE CAP CORP, 6.25%, 04/30/2026	601	15,536	13,910
PENNANTPARK INVT CORP, 5.50%, 10/15/2024	4,599	117,905	103,478
THL CREDIT INC, 6.750%, 12/30/2022	24,272	581,517	593,208
THL CREDIT INC, 6.125%, 10/30/2023	6,394	161,324	151,282
WHITEHORSE FIN INC, 6.50%, 11/30/2025	5,802	151,852	140,118

TOTAL BUSINESS DEVELOPMENT COMPANIES NOTES		30,368,017	29,876,526

BUSINESS DEVELOPMENT COMPANIES - 6.71%
BAIN CAPITAL SPECIALTY FINANCE, INC.	108,640	1,252,631	1,265,656
GOLUB CAPITAL BDC, INC.	124,146	1,359,051	1,375,538
OAKTREE SPECIALTY LENDING CORPORATION	922,324	4,183,625	4,122,788

TOTAL BUSINESS DEVELOPMENT COMPANIES		6,795,307	6,763,982

SHORT-TERM INVESTMENTS - 31.52%
Money Market Fund
Fidelity Institutional Government Portfolio	31,751,238	31,751,238	31,751,238

(7 Day Yield 0.06%)
TOTAL SHORT-TERM INVESTMENTS		31,751,238	31,751,238

TOTAL INVESTMENTS - 141.33%		155,890,523	142,387,920

LIABILITIES IN EXCESS OF OTHER ASSETS - (41.33%)			41,638,835

TOTAL NET ASSETS - 100.00%			$100,749,085

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by the Adviser pursuant to policies approved by the Board of Directors.
(b)

Past-due loan. A loan is deemed past-due at June 30, 2020, if the loan borrower has not made its required payment as of the most recent due date. Refer to the Past-Due Loans Table for a summary of past-due loans as of June 30, 2020.

(c)

Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.

(d)	Security is the unrated subordinated (residual) class of asset-backed securities with an estimated yield based on projected future cash flows.

Past-Due Loans Table
Whole Loans - 6.01%(*)	Fair Value
Consumer Loans - 0.26%(*)
SoFi - 0.26%(*)
36-Month	8,497
60-Month	58,160
72-Month	26,199
84-Month	171,853

Total SoFi	264,709

Total Consumer Loans	264,709

Small Business Loans - 5.75%(*)
Square - 5.75%(*)
18-Month	5,796,314

Total Square	5,796,314

Total Small Business Loans	5,796,314

Total Whole Loans	$6,061,023

(*)	Calculated as a percentage of net assets.

RSF Opinion

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

RiverNorth Specialty Finance Corporation:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RiverNorth Specialty Finance Corporation (the Fund), including the summary schedule of investments, as of June 30, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended and the period from September 22, 2016 (commencement of operations) through June 30, 2017 (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedule of investments as of June 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from September 22, 2016 through June 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements, financial highlights and schedule of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedule of investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedule of investments are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, financial highlights and schedule of investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements, financial highlights and schedule of investments. Such procedures also included confirmation of securities owned as of June 30, 2020, by correspondence with custodians and brokers and other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements, financial highlights and schedule of investments. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Fund since 2015.

Chicago, Illinois

August 28, 2020

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable since the fund invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Patrick W. Galley, Andrew Kerai and Janae Stanton will be responsible for implementing portfolio management decisions for the Fund.

Patrick W. Galley, CFA is a co-portfolio manager of the Fund. Mr. Galley is the Chief Executive Officer and Chief Investment Officer for the Adviser. Mr. Galley heads the firm’s research and investment team and oversees all portfolio management activities at the Adviser. Mr. Galley also serves as the President and Chairman of RiverNorth Funds. Prior to joining the Adviser in 2004, he was most recently a Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group, where he specialized in analyzing and structuring corporate transactions for investment management firms in addition to closed-end and open-end funds, hedge funds, funds of funds, structured investment vehicles and insurance/reinsurance companies. Mr. Galley graduated with honors from Rochester Institute of Technology with a B.S. in Finance. He has received the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Andrew Kerai is a co-portfolio manager of the Fund. Mr. Kerai joined RiverNorth in 2015 and serves as a Senior Credit Strategist for the Adviser. Andrew analyzes credit performance and portfolio positioning within the marketplace lending strategy. Prior to joining RiverNorth, Mr. Kerai was a portfolio manager of an actively managed open-end mutual fund which invested in the equity securities of publicly-traded credit-focused investment funds, including business development companies (BDCs). Andrew was also an equity research analyst covering consumer and commercial lenders, credit card issuers, middle market commercial lenders, debt recovery companies and business development companies. He began his investment career as a portfolio analyst within high yield bonds and leveraged loans at Prudential Investments. Andrew graduated Summa Cum Laude from American University with a dual major in international finance and accounting. He has received the Chartered Financial Analyst (CFA) designation.

Janae Stanton is a co-portfolio manager of the Fund. Ms. Stanton joined RiverNorth in 2016 and serves as a Credit & Portfolio Risk Manager for the Adviser. Janae is responsible for quantitative portfolio analysis and asset valuation of the firm’s marketplace lending strategy assets, with a focus on building proprietary default and prepayment models. Prior to joining RiverNorth, Janae was a Senior Risk Analyst at a marketplace lending platform, where she was responsible for managing loss expectations, monitoring and reporting credit risk, and providing product recommendations to improve profitability. Janae began her career in the Multifamily Division at Freddie Mac in McLean, VA, where she focused on multifamily mortgages, including multifamily mortgage-backed securities. Janae graduated from Central Michigan University with a B.S. in Finance.

Compensation of Portfolio Managers

Mr. Galley’s, Mr. Kerai’s and Ms. Stanton’s total compensation includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives. The performance bonus reflects individual performance and the performance of the Adviser’s business as a whole. Mr. Galley, Mr. Kerai and Ms. Stanton also participate in a 401K program on the same basis as other employees of the Adviser.

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the portfolio managers of the Fund as of June 30, 2020.

Name of Portfolio Manager	Dollar Range of Equity Securities of the Fund
Patrick W. Galley	Over $1,000,000
Andrew Kerai	None
Janae Stanton	$0 - $10,000

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

The management of personal accounts also may give rise to potential conflicts of interest. Although the portfolio manager generally does not trade securities in his or her own personal account, the Adviser and the Fund have each adopted a code of ethics that, among other things, permits personal trading by employees (including trading in securities that can be purchased, sold or held by the Fund) under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed

As of June 30, 2020, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Number of Other Accounts Managed and Assets by Account Type As of June 30, 2020
Portfolio Manager	Registered Investment Companies (other than the Fund)	Registered Investment Companies Subject to Performance- Based Advisory Fees	Other Pooled Investment Vehicles	Other Pooled Investment Vehicles Subject to Performance- Based Advisory Fees	Other Accounts	Other Accounts Subject to Performance- Based Advisory Fees
Patrick W. Galley	Number: 12 Assets: $3.57B	Number: 0 Assets: $0	Number: 4 Assets: $597M	Number: 4 Assets: $597M	Number: 2 Assets: $28M	Number: 2 Assets: $28M
Andrew Kerai	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0
Janae Stanton	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 1/1/20 – 1/31/20*	362,489	$20.01	362,489	—

Month #2 2/1/20 – 2/28/20	76,258	18.28	76,258	—
Month #3 3/1/20 – 3/31/20	47,580	18.21	47,580	—
Month #4 4/1/20 – 4/30/20^	328,523	18.01	328,523	—
Month #5 5/1/20 – 5/31/20	13,897	14.99	13,897	—
Month #6 6/1/20 – 6/30/20	15,252	15.12	15,252	—

Total	843,999	$18.80	843,999	—

*

The Fund issued a repurchase offer December 9, 2019. The repurchase offer enabled up to 330,914 shares to be redeemed by shareholders. The repurchased shares were paid out at the January 8, 2020 net asset value per share. The repurchase offer expired on January 9, 2020.

^

The Fund issued a repurchase offer March 9, 2020. The repurchase offer enabled up to 306,639 shares to be redeemed by shareholders. The repurchased shares were paid out at the April 8, 2020 net asset value per share. The repurchase offer expired on April 9, 2020.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. None.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverNorth Specialty Finance Corporation

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	September 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	September 9, 2020

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer and Treasurer

Date	September 9, 2020

8